As filed with the Securities and Exchange Commission on October 27, 1995
                                                    Registration No. 33-28702*




                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                  ----------

                           POST-EFFECTIVE AMENDMENT
                                      To
                                   FORM S-6
                                  ----------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                   OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2

A.  Exact name of trust:

            INSURED MUNICIPAL SECURITIES TRUST,
            48TH DISCOUNT SERIES & SERIES 21,
            50TH DISCOUNT SERIES, NEW JERSEY
            NAVIGATOR INSURED SERIES 1 & PENNSYLVANIA
            NAVIGATOR INSURED SERIES 1, SERIES 25 &
            NEW YORK NAVIGATOR INSURED SERIES 4, AND
            NEW YORK NAVIGATOR INSURED SERIES 5
            & NEW JERSEY NAVIGATOR INSURED SERIES 2

B.  Name of depositors:


                        REICH & TANG DISTRIBUTORS L.P.
                        GRUNTAL & CO., INCORPORATED


C.  Complete address of depositor's principal executive office:


            Reich & Tang Distributors L.P.      Gruntal & Co., Incorporated
            600 Fifth Avenue                    14 Wall Street
            New York, New York 10020            New York, New York 10005


D.  Name and complete address of agent for service:


PETER J. DeMARCO          ROBERT SABLOWSKY             Copy of comments to:
Executive Senior          Executive Vice President     MICHAEL R. ROSELLA, ESQ.
 Vice President           Gruntal & Co., Incorporated  Battle Fowler LLP
Reich & Tang              14 Wall Street               75 East 55th Street
 Distributors L.P.        New York, NY 10005           New York, NY 10022
600 Fifth Avenue                                       (212) 856-6858
New York, New York 10020


      It is proposed that this filing become effective (check appropriate box)


/ / immediately upon filing pursuant to paragraph (b) of Rule 485. /x/ on (October 31, 1995) pursuant to paragraph (b) of Rule 485.
/ /  60 days after filing pursuant to paragraph (a) of Rule 485.
/ /  on (       date       ) pursuant to paragraph (a) of Rule 485.



* The Prospectus included in this Registration Statement constitutes a combined Prospectus as permitted by the provisions of Rule 429 of the General Rules and Regulations under the Securities Act of 1933. Said Prospectus covers units of undivided interest in Insured Municipal Securities Trust, 48th Discount Series and Series 21, Insured Municipal Securities Trust, 50th Discount Series, New Jersey Navigator Insured Series 1 and Pennsylvania Navigator Insured Series 1, Insured Municipal Securities Trust, Series 25 and New York Navigator Insured Series 4, and Insured Municipal Securities Trust, New York Navigator Insured Series 5 and New Jersey Navigator Insured Series 2, covered by prospectuses hereto- fore filed as part of separate registration statements on Form S-6 (Registration Nos. 33- 28702, 33-35080, 33-36215 and 33-37297, respectively) under the
   Securities Act. This constitutes Post-Effective Amendment No. 6 for 48th Discount Series and Series 21 and Post- Effective Amendment No. 5 for 50th Discount Series, New Jersey Navigator Insured Series 1 & Pennsylvania Navigator Insured Series 1, Series 25 & New York Navigator Insured Series 4, and New York Navigator Insured Series 5 & New Jersey Navigator Insured Series 2.

   Each of the Registrants has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder, and each of the Registrants filed a Rule 24f-4 Notice for its fiscal year ended June 30, 1995 on August 25, 1995.


1377.1

                  INSURED MUNICIPAL SECURITIES TRUST
                  48TH DISCOUNT SERIES AND SERIES 21,
              50TH DISCOUNT SERIES, NEW JERSEY NAVIGATOR INSURED
             SERIES 1 AND PENNSYLVANIA NAVIGATOR INSURED SERIES 1,
              SERIES 25 AND NEW YORK NAVIGATOR INSURED SERIES 4,
         NEW YORK NAVIGATOR INSURED SERIES 5 AND NEW JERSEY NAVIGATOR
                           INSURED SERIES 2

                         CROSS-REFERENCE SHEET

                 Pursuant to Rule 404 of Regulation C
                   under the Securities Act of 1933

                 (Form N-8B-2 Items required by Instruction as
                    to the Prospectus in Form S-6)


             Form N-8B-2                               Form S-6
             Item Number                        Heading in Prospectus


                  I.  Organization and General Information

 1.  (a) Name of trust...................  Front Cover of Prospectus
     (b) Title of securities issued......      "
 2.  Name and address of each depositor..  The Sponsor
 3.  Name and address of trustee.........  The Trustee
 4.  Name and address of principal
       underwriters......................  The Sponsor
 5.  State of organization of trust......  Organization
 6.  Execution and termination of
       trust agreement...................  Trust Agreement, Amendment and
                                             Termination
 7.  Changes of name.....................  Not Applicable
 8.  Fiscal year.........................      "
 9.  Litigation..........................  None

         II.  General Description of the Trust and Securities of the Trust

10.  (a) Registered or bearer
         securities......................  Certificates
     (b) Cumulative or distributive
         securities......................  Interest and Principal Distributions
     (c) Redemption......................  Trustee Redemption
     (d) Conversion, transfer, etc.......  Certificates, Sponsor Repurchase,
                                             Trustee Redemption, Exchange
                                             Privilege and Conversion Offer
     (e) Periodic payment plan...........  Not Applicable
     (f) Voting rights...................  Trust Agreement, Amendment and
                                             Termination
     (g) Notice to certificateholders....  Records, Portfolio, Trust Agreement,
                                             Amendment and Termination, The
                                             Sponsor, The Trustee
     (h) Consents required...............  Trust Agreement, Amendment and
                                             Termination
     (i) Other provisions................  Tax Status
11.  Type of securities
       comprising units..................  Objectives, Portfolio, Description of Portfolio
12.  Certain information regarding
       periodic payment certificates.....  Not Applicable


                                   -i-
972.1

             Form N-8B-2                               Form S-6
             Item Number                        Heading in Prospectus



13.  (a) Load, fees, expenses, etc.......  Summary of Essential Information,
                                             Offering Price, Volume and Other
                                             Discounts, Sponsor's and
                                             Underwriters' Profits, Total
                                             Reinvestment Plan, Trust Expenses
                                             and Charges
     (b) Certain information regarding
         periodic payment certificates...  Not Applicable
     (c) Certain percentages.............  Summary of Essential Information,
                                             Offering Price, Total Reinvestment
                                             Plan
     (d) Price differences...............  Volume and Other Discounts
     (e) Other loads, fees, expenses.....  Certificates
     (f) Certain profits receivable
         by depositors, principal
         underwriters, trustee or
         affiliated persons..............  Sponsor's and Underwriters' Profits
     (g) Ratio of annual charges
         to income.......................  Not Applicable
14.  Issuance of trust's securities......  Organization, Certificates
15.  Receipt and handling of payments
       from purchasers...................  Organization
16.  Acquisition and disposition of
       underlying securities.............  Organization, Objectives, Portfolio,
                                             Portfolio Supervision
17.  Withdrawal or redemption............  Comparison of Public Offering Price,
                                             Sponsor's Repurchase Price and
                                             Redemption Price, Sponsor
                                             Repurchase, Trustee Redemption
18.  (a) Receipt, custody and
         disposition of income...........  Distribution Elections, Interest and
                                             Principal Distributions, Records,
                                             Total Reinvestment Plan
     (b) Reinvestment of distributions...  Total Reinvestment Plan
     (c) Reserves or special funds.......  Interest and Principal Distributions
     (d) Schedule of distributions.......  Not Applicable
19.  Records, accounts and reports.......  Records, Total Reinvestment Plan
20.  Certain miscellaneous provisions
       of trust agreement................  Trust Agreement, Amendment and
                                             Termination
     (a) Amendment.......................       "
     (b) Termination.....................       "
     (c) and (d) Trustee, removal and
         successor.......................  The Trustee
     (e) and (f) Depositor, removal
         and successor...................  The Sponsor
21.  Loans to security holders...........  Not Applicable
22.  Limitations on liability............  The Sponsor, The Trustee,
                                             The Evaluator
23.  Bonding arrangements................  Part II--Item A
24.  Other material provisions
       of trust agreement................  Not Applicable

         III.  Organization, Personnel and Affiliated Persons of Depositor

25.  Organization of depositor...........  The Sponsor
26.  Fees received by depositor..........  Not Applicable
27.  Business of depositor...............  The Sponsor


                                   -ii-
972.1

             Form N-8B-2                               Form S-6
             Item Number                        Heading in Prospectus



28.  Certain information as to
       officials and affiliated
       persons of depositor..............  Part II--Item C
29.  Voting securities of depositor......  Not Applicable
30.  Persons controlling depositor.......       "
31.  Payments by depositor for certain
       services rendered to trust........       "
32.  Payment by depositor for certain
       other services rendered to trust..       "
33.  Remuneration of employees of
     depositor for certain services
     rendered to trust...................       "
34.  Remuneration of other persons for
     certain services rendered to trust..       "

                  IV.  Distribution and Redemption of Securities

35.  Distribution of trust's
       securities by states..............  Distribution of Units
36.  Suspension of sales of
       trust's securities................  Not Applicable
37.  Revocation of authority
       to distribute.....................       "
38.  (a) Method of distribution..........  Distribution of Units, Total
                                             Reinvestment Plan
     (b) Underwriting agreements.........       "
     (c) Selling agreements..............       "
39.  (a) Organization of principal
         underwriters....................  The Sponsor
     (b) N.A.S.D. membership of
         principal underwriters..........       "
40.  Certain fees received by
       principal underwriters............  Not Applicable
41.  (a) Business of principal
         underwriters....................  The Sponsor
     (b) Branch offices of principal
         underwriters....................  Not Applicable
     (c) Salesmen of principal
         underwriters....................       "
42.  Ownership of trust's
       securities by certain persons.....       "
43.  Certain brokerage commissions
       received by principal
       underwriters......................       "
44.  (a) Method of valuation.............  Summary of Essential Information,
                                             Offering Price, Accrued Interest,
                                             Volume and Other Discounts,
                                             Total Reinvestment Plan,
                                             Distribution of Units
     (b) Schedule as to offering price...  Not Applicable
     (c) Variation in offering price
         to certain persons..............  Distribution of Units, Total
                                             Reinvestment Plan, Volume and
                                             Other Discounts
45.  Suspension of redemption rights.....  Trustee Redemption
46.  (a) Redemption valuation............  Comparison of Public Offering Price,
                                             Sponsor's Repurchase Price and
                                             Redemption Price, Trustee
                                            Redemption


                                   -iii-
972.1

             Form N-8B-2                               Form S-6
             Item Number                        Heading in Prospectus



     (b) Schedule as to
         redemption price................  Not Applicable
47.  Maintenance of position in
       underlying securities.............  Comparison of Public Offering Price,
                                             Sponsor's Repurchase Price and
                                             Redemption Price, Sponsor
                                             Repurchase, Trustee Redemption

                V.  Information Concerning the Trustee or Custodian

48.  Organization and regulation
       of trustee........................  The Trustee
49.  Fees and expenses of trustee........  Trust Expenses and Charges
50.  Trustee's lien......................       "

          VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of
       trust's securities................  Not Applicable

                        VII.  Policy of Registrant

52.  (a) Provisions of trust agreement
         with respect to selection or
         elimination of underlying
         securities......................  Objectives, Portfolio, Portfolio
                                             Supervision
     (b) Transactions involving
         elimination of underlying
         securities......................  Not Applicable
     (c) Policy regarding substitution
         or elimination of underlying
         securities......................  Objectives, Portfolio, Portfolio
                                             Supervision, Substitution of Bonds
     (d) Fundamental policy not
         otherwise covered...............  Not Applicable
53.  Tax status of trust.................  Tax Status

                   VIII.  Financial and Statistical Information

54.  Trust's securities during
       last ten years....................  Not Applicable
55.  Hypothetical account for issuers
       of periodic payment plans.........       "
56.  Certain information regarding
       periodic payment certificates.....       "
57.  Certain information regarding
       periodic payment plans............       "
58.  Certain other information
       regarding periodic payment plans..       "
59.  Financial Statements
     (Instruction 1(c) to Form S-6)......  Statement of Financial Condition


                                   -iv-
972.1

                 NOTE:  Part A of This Prospectus May Not Be
                   Distributed Unless Accompanied by Part B.


                      INSURED MUNICIPAL SECURITIES TRUST

                             48TH DISCOUNT SERIES
                            (MULTIPLIER PORTFOLIO)





            The Trust is a unit investment trust designated 48th Discount Series ("Insured Municipal Discount Trust") with an underlying portfolio of long-term insured tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law but may be subject to state and local taxes. Capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. (successor Sponsor to Bear, Stearns & Co. Inc.) and Gruntal & Co., Incorporated (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.




            This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 1995 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust.


                  Investors should retain both parts of this Prospectus for
                       future reference.




      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   Prospectus Part A Dated October 31, 1995




83561.1

            THE TRUST. The Trust is a unit investment trust formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust. The "AAA" rating results from insurance relating only to the Bonds in the Trust and not to the Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus, and for a list of ratings on the Evaluation Date see the "Portfolio." A Trust designated as a short/intermediate-term trust must have a dollar-weighted average portfolio maturity of more than two years but less than five years; a Trust designated as an intermediate-term trust must have a dollar-weighted average portfolio maturity of more than three years but not more than ten years; a Trust designated as an intermediate/long-term trust must have a dollar-weighted average portfolio maturity of more than ten years but less than fifteen years; and a Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. (See "Tax Status" in Part B of this Prospectus.) The Bonds were acquired at prices which resulted in the portfolio as a whole being purchased at a deep discount from par value. The portfolio may also include bonds issued at an original issue discount. Additionally, some of the Bonds in the portfolio may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of any current interest. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of issuers of the Bonds or the insurers thereof to meet their obligations. There can be no assurance that the Trust's investment objectives will be achieved. Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to changes in interest rates. Each Unit in the Trust represents a 1/9610th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the


                                    A-2
83561.1

Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.


            INSURANCE. Each of the Bonds in the Trust is insured by a municipal bond guaranty insurance policy obtained by either the Sponsor ("Sponsor-Insured Bonds") or the issuers of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies (the "Insurance Companies"), described under "Insurance on the Bonds" in Part B of this Prospectus, covering scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. The insurance, unless obtained by MBIA Insurance Corporation ("MBIA Corp."), will also cover any accelerated payments of principal and the increase in interest payments or premiums, if any, payable upon mandatory redemption of the Bonds if interest on any Bonds is ultimately deemed to be subject to regular federal income tax. Insurance obtained from MBIA Corp. only guarantees the accelerated payments required to be made by or on behalf of an issuer of small industrial revenue bonds and pollution control bonds if there is an event which results in the loss of tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. To the extent, therefore, that Bonds are only covered by insurance obtained from MBIA Corp., such Bonds will not be covered for the accelerated payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds (although the insurance, including insurance obtained by MBIA Corp., does guarantee payment of principal and interest in such amounts and at such times as such amounts would have been due absent such acceleration). The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolio, and does not remove market risks or guarantee the market value of the Units in the Trust. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. For a discussion of the effect of an occurrence of nonpayment of principal or interest on any Bonds in the Trust, see "Portfolio Supervision" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds. In addition, investors should be aware that, subsequent to the Date of Deposit, the rating of the claims-paying ability of the insurer of an underlying Bond may be downgraded, which may result in a downgrading of the rating of the Units in the Trust. The approximate percentage of the aggregate principal amount of the portfolio that is insured by each Insurance Company is as follows: AMBAC Indemnity Corp. ("AMBAC"), 35.8%; Bond Investors Guaranty ("BIG"), 31.5%; Financial Guaranty Insurance Company ("Financial Guaranty"), 17.2%, and Municipal Bond Insurance Association ("MBIA"), 15.5%.

            PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 3.704% of the Public Offering Price, or 3.846% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to the expected date of settlement, including earned original issue discount, is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $722.50 plus accrued interest of $9.57 under the monthly distribution plan, $13.15 under the semi-annual distribution plan and $35.95 under the annual distribution plan, for a total of $732.07, $735.65 and $758.45, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance


                                    A-3
83561.1
with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)

            ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method previously described under "Public Offering Price") as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

            Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

            Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

            The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

            A schedule of cash flow projections is available from the Sponsor upon request.

            DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B

                                    A-4
83561.1
of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


            MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 3.704% of the Public Offering Price (3.846% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Liquidity--Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


            TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.


                                    A-5
83561.1

                      INSURED MUNICIPAL SECURITIES TRUST
                             48TH DISCOUNT SERIES

             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1995


Date of Deposit:  September 7, 1989          Minimum Principal Distribution:
Principal Amount of Bonds ...  $8,715,000      $1.00 per Unit.
Number of Units .............  9,610         Weighted Average Life to
Fractional Undivided Inter-                    Maturity:  12.5 Years.
  est in Trust per Unit .....  1/9610        Minimum Value of Trust:
Principal Amount of                            Trust may be terminated if
  Bonds per Unit ............  $906.87         value of Trust is less than
Secondary Market Public                        $4,000,000 in principal amount
  Offering Price**                             of Bonds.
  Aggregate Bid Price                        Mandatory Termination Date:
    of Bonds in Trust .......  $6,695,236+++   The earlier of December 31,
  Divided by 9,610 Units ....  $696.69         2038 or the disposition of the
  Plus Sales Charge of 3.704%                  last Bond in the Trust.
    of Public Offering Price   $25.81        Trustee***:  Chase Manhattan
  Public Offering Price                        Bank, N.A.
    per Unit ................  $722.50+      Trustee's Annual Fee:  Monthly
Redemption and Sponsors'                       plan $.97 per $1,000; semi-
  Repurchase Price                             annual plan $.51 per $1,000;
  per Unit ..................  $696.69+        and annual plan is $.33 per
                                      +++      $1,000.
                                      ++++   Evaluator:  Kenny S&P Evaluation
Excess of Secondary Market                     Services.
  Public Offering Price                      Evaluator's Fee for Each
  over Redemption and                          Evaluation:  Minimum of $15
  Sponsors' Repurchase                         plus $.25 per each issue of
  Price per Unit ............  $25.81++++      Bonds in excess of 50 issues
Difference between Public                      (treating separate maturities
  Offering Price per Unit                      as separate issues).
  and Principal Amount per                   Sponsors:  Reich & Tang
  Unit Premium/(Discount) ...  $(184.37)       Distributors L.P. and Gruntal &
Evaluation Time:  4:00 p.m.                    Co., Incorporated.
  New York Time.                             Sponsors' Annual Fee:  Maximum of
                                               $.25 per $1,000 principal
                                               amount of Bonds (see "Trust
                                               Expenses and Charges" in Part B
                                               of this Prospectus).


      PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                          Monthly     Semi-Annual    Annual
                                          Option        Option       Option

Gross annual interest income# .........   $45.98       $45.98         $45.98
Less estimated annual fees and
  expenses ............................     1.77         1.20           1.01
Estimated net annual interest             ______       ______         ______
  income (cash)# ......................   $44.21       $44.78         $44.97
Estimated interest distribution# ......     3.68        22.39          44.97
Estimated daily interest accrual# .....    .1228        .1243          .1249
Estimated current return#++ ...........    6.12%        6.20%          6.22%
Estimated long term return++ ..........    4.70%        4.78%          4.80%
Record dates ..........................   1st of      Dec. 1 and     Dec. 1
                                          each month  June 1
Interest distribution dates ...........   15th of     Dec. 15 and    Dec. 15
                                          each month  June 15

                                    A-6
83561.1

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.

 *** The Trustee maintains its corporate trust office at 770 Broadway, New York, New York 10003 (tel. no.: 1-800-882-9898). For information regarding redemption by the trustee, see "Trustee Redemption" in Part B of this Prospectus.


   + Plus accrued interest to the expected date of settlement (approximately five business days after purchase) of $9.57 monthly, $13.15 semi-annually and $35.95 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

                                    A-7
83561.1

                        INFORMATION REGARDING THE TRUST
                              AS OF JUNE 30, 1995


DESCRIPTION OF PORTFOLIO*

            The portfolio of the Trust consists of 14 issues representing obligations of issuers located in 8 states. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 24.3% are hospital revenue bonds; approximately 9.4% were issued in connection with the financing of nuclear generating facilities; and approximately 1.6% are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. All fourteen issues representing $8,960,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Airport Facility 1, Building 1, Corporate Purpose 1, Hospital 6, Housing 1, Nuclear Power 2, Toll Road 1 and Utility 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

            As of June 30, 1995, $3,210,000 (approximately 35.8% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $3,210,000 (approximately 35.8% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 19.5% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 36.9% were purchased at a premium and approximately 7.8% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


            None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


--------
* Changes in the Trust Portfolio: From July 1, 1995 to September 15, 1995, $5,000 of the principal amount of the Bond in portfolio no. 6, and the entire principal amount of the Bond in portfolio no. 6a have been called and are no longer contained in the Trust. The entire principal amount of the Bond in portfolio no. 1, the entire principal amount of the Bond in portfolio no. 10a and $210,000 of the principal amount of the Bond in portfolio no. 9 have been sold and are no longer contained in the Trust. 671 Units have been redeemed from the Trust.


                                    A-8
83561.1

                     FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                     Distribu-
                                                                      tions of
                                            Distributions of InterestPrincipal
                                          During the Period (per Unit)   During
                              Net Asset*             Semi-            the
                 Units Out-     Value     Monthly    Annual  Annual  Period
Period Ended      standing     Per Unit   Option     Option  Option (Per Unit)


June 30, 1993       9,980      $852.13    $53.12    $53.77   $54.06   $ 2.02
June 30, 1994       9,980       803.20     52.86     53.52    53.90     4.51
June 30, 1995       9,610       735.32     47.60     48.23    52.43    95.65


--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                    A-9
83561.1

Independent Auditors' Report


The Sponsor, Trustee and Certificateholders
Insured Municipal Securities Trust, 48th Discount Series:


We have audited the accompanying statement of net assets, including the portfolio, of Insured Municipal Securities Trust, 48th Discount Series as of June 30, 1995, and the related statements of operations, and changes in net assets for each of the years in the three year period then ended. These financial statements are the responsibility of the Trustee (see note 2). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, 48th Discount Series as of June 30, 1995, and the results of its operations and the changes in its net assets for each of the years in the three year period then ended, in conformity with generally accepted accounting principles.




                             KPMG Peat Marwick LLP


New York, New York
September 15, 1995
except as to Note 7 as to
which the date is
September 28, 1995

               INSURED MUNICIPAL SECURITIES TRUST, 48TH DISCOUNT SERIES

                              Statement of Net Assets

                                    June 30, 1995

       Investments in marketable securities,
          at market value (cost  $6,615,579)                 $  6,942,899

       Excess of other assets over total liabilities              123,503
                                                               -----------

       Net assets 9,610 units    of fractional undivided
          interest outstanding,  $735.32 per  unit)          $  7,066,402
                                                               ===========

       See accompanying notes to financial statements.

              INSURED MUNICIPAL SECURITIES TRUST, 48TH DISCOUNT SERIES

                             Statements of Operations


                                                      Years ended, June 30,
                                            --------- -- ---------- ---  ---------
                                            ---------    ----------      ---------
                                              1995          1994           1993
                                            ---------    ----------      ---------

    Investment income - interest         $   523,337       580,503        580,905
                                            ---------    ----------      ---------

    Expenses:
       Trustee's fees                         11,507        11,013         11,030
       Evaluator's fees                        3,093         3,356          2,974
       Sponsor's advisory fee                  2,485         2,494          2,496
                                            ---------    ----------      ---------

              Total expenses                  17,085        16,863         16,500
                                            ---------    ----------      ---------

              Investment income, net         506,252       563,640        564,405
                                            ---------    ----------      ---------

    Realized and unrealized gain (loss) on investments:
         Net realized loss
           on bonds sold or called           (46,960)       (3,600)        (1,600)
         Unrealized appreciation
           (depreciation) for the year        36,798      (473,683)       327,745
                                            ---------    ----------      ---------

            Net loss (gain) on investments   (10,162)     (477,283)       326,145
                                            ---------    ----------      ---------

            Net increase in net
              assets resulting
              from operations            $   496,090        86,357        890,550
                                            =========    ==========      =========

    See accompanying notes to financial statements.

                  INSURED MUNICIPAL SECURITIES TRUST, 48TH DISCOUNT SERIES

                           Statements of Changes in Net Assets

                                                               Years ended, June 30,
                                                   ----------- -  ----------  - -  ----------
                                                   -----------    ----------    -  ----------
                                                      1995           1994             1993
                                                   -----------    ----------    -  ----------

      Operations:
         Investment income, net                  $    506,252       563,640          564,405
         Net realized loss on
           bonds sold or called                       (46,960)       (3,600)          (1,600)
         Unrealized appreciation
          (depreciation) for the year                  36,798      (473,683)         327,745
                                                   -----------    ----------       ----------

                     Net increase in net
                       assets resulting
                       from operations                496,090        86,357          890,550
                                                   -----------    ----------       ----------

      Distributions:
         To Certificateholders:
           Investment income                          476,480       529,704          532,293
           Principal                                  954,587        45,010           20,160

      Redemptions:
           Investment income                              326         -                -
           Principal                                   14,187         -                -

                                                   -----------    ----------       ----------

        Total distributions and redemptions         1,445,580       574,714          552,453
                                                   -----------    ----------       ----------


                     Total increase (decrease)       (949,490)     (488,357)         338,097

      Net assets at beginning of year               8,015,892     8,504,249        8,166,152
                                                   -----------    ----------       ----------

      Net assets at end of year (including
         undistributed net investment
         income of $308,116, $278,670
         $244,734 respectively)                  $  7,066,402     8,015,892        8,504,249
                                                   ===========    ==========       ==========

      See accompanying notes to financial statements.

INSURED MUNICIPAL SECURITIES TRUST, 48TH DISCOUNT SERIES

Notes to Financial Statements

June 30, 1995, 1994 and 1993





(1)            Organization and Financial and Statistical Information

Insured Municipal Securities Trust, 48th Discount Series (Trust) was organized on September 7, 1989 (date of deposit) by Bear, Stearns & Co. Inc. and Gruntal and Co., Incorporated (Co-Sponsors) under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940.

(2)            Summary of Significant Accounting Policies

United States Trust Company of New York (Trustee) has custody of and responsibility for the accounting Records And financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto.

The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements. The accompanying financial statements have been adjusted to record the unrealized appreciation (depreciation) of investments and to record interest income and expenses on the accrual basis.

The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

Investments are carried at market value which is determined by Kenny S&P Evaluation Services (Evaluator). The market value of the investments is based upon the bid prices for the bonds at the end of the period, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

(3)            Income Taxes

The Trust is not subject to Federal income taxes as provided for by the Internal Revenue Code.

            (Continued)

INSURED MUNICIPAL SECURITIES TRUST, 48TH DISCOUNT SERIES

Notes to Financial Statements

(4)            Trust Administration

The fees and expenses of the Trust are incurred and paid on the basis set forth under "Trust Expenses and Charges" in Part B of this Prospectus.

The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

            See "Financial and Statistical Information" in Part A of this Prospectus for the amounts of per unit distributions during the years ended June 30, 1995, 1994 and 1993.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. 370 units were redeemed during the year ended June 30, 1995. No units were redeemed during the years ended June 30, 1994 and 1993.

(5)            Net Assets

            At June 30, 1995, the net assets of the Trust represented the interest of Certificateholders as follows:

        Original cost to Certificateholders            $            7,971,504
        Less initial gross underwriting commission                   (438,433)

                                                                     7,533,071

        Accumulated cost of bonds sold or called                   (1,097,960)
        Net unrealized appreciation                                   327,320
            Undistributed net investment income                       308,116
            Distribution in excess of bonds sold or called             (4,145)
                   Total                               $            7,066,402

            The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 10,000 units of fractional undivided interest of the Trust as of the date of deposit.

            Undistributed net investment income includes accumulated accretion of original issue discount of $180,468.

INSURED MUNICIPAL SECURITIES TRUST, 48TH DISCOUNT SERIES

Notes to Financial Statements


(6)            Successor Trustee

Effective September 2, 1995, United States Trust Companyof New York was merged into Chase Manhattan Bank (National Association) ("Chase"). Accordingly, Chase is the successor trustee of the unit investment truSts sponsored by Bear Stearns and Co.

(7)            Successor Sponsor

Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor ("the Sponsor") to certain of the unit investments trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear Stearns & Co. Inc., the previous sponsor.

INSURED MUNICIPAL SECURITIES TRUST,  48TH DISCOUNT SERIES
 Portfolio
 June 30, 1995

Port-        Aggregate                                             Coupon Rate/    Redemption Feature
folio        Principal          Name of Issuer           Ratings   Date(s) of      S.F.--Sinking Fund         Market
No.             Amount        and Title of Bonds           (1)     MatuRivy(2)     Ref.--Refunding(2) (7)     Value(3)
---       ------------   -----------------------------   -------   -------------   ----------------------     ----------

 1    $        200,000   Calif. Hlth. Facs. Finc.          AAA     9.375%          9/01/11 @ 100 S.F.      $     205,128
                         Auth. Insrd. Hosp. Rev.                   9/01/2015       9/01/95 @ 102 Ref.
                         (Certinela Hosp. Med. Cntr.)
                         1985 A (MBIA) (5)

 2             685,000   Hillsborough Cnty. Fla.           AAA     8.750           12/01/04 @ 100 S.F.           805,259
                         Rfndg. & Imprvmt. Util. Rev.              12/01/2006      12/01/99 @ 100 Ref.
                         Bonds Series 1985 (MBIA) (5)

 3             700,000   Chic. Ill. Pub. Bldg. Comm.       AAA     7.750           1/01/00 @ 100 S.F.            787,129
                         Bldg. Rev. Bonds (Chicago Bd.             1/01/2006       1/01/99 @ 102 Ref.
                         of Ed.) Series 1989 A
                         (Financial Guaranty) (5)

 4             120,000   Ill. Hlth. Fac. Auth. Rev.        AAA     8.100           8/01/06 @ 100 S.F.            131,880
                         Bonds Series 1987 (The Univ.              8/01/2014       8/01/97 @ 102 Ref.
                         of Chicago Hosps. Prjt.)
                         (BIG) (5)

 5             505,000   Chicago Hts. Ill. Gen. Oblg.      AAA     9.000           No Sinking Fund               538,042
                         Corp. Purp. Bonds Series 1985             12/01/2006      6/01/96 @102 Ref
                         A (MBIA) (5)

 6             135,000   N.M. Mtg. Finc. Agncy. Single     AAA     8.625           7/01/08 @ 100 S.F.            144,800
                         Fam. Mtg. Prgm.  Bonds 1987               7/01/2017       7/01/97 @ 103 Ref.
                         Series C (Financial Guaranty)

 6a              5,000   N.M. Mtg. Finc. Agncy. Single     AAA     8.625           7/01/08 @ 100 S.F.              5,000
                         Fam. Mtg. Prgm.  Bonds 1987               7/01/2017       7/01/95 @ 100 Ref.
                         Series C (Financial Guaranty)

 7             210,000   Greenwood Cnty. S.C. Hosp.        AAA     8.250           10/01/01 @ 100 S.F.           232,720
                         Facs. Rev. Bonds (Self                    10/01/2007      10/01/97 @ 102 Ref.
                         Memorial Hosp.) Series 1987 A
                         (BIG) (5)

 8             140,000   Brazos River Auth. Tx. Coll.      AAA     8.100           No Sinking Fund               154,755
                         Rev. Rfndg. Bonds Houston Lt.             5/01/2019       5/01/98 @ 102 Ref.
                         & Pwr. Co. Prjt. Series 1988
                         B (BIG)

 9             700,000   Dallas-Ft. Worth Tx.  Intrnl.     AAA     9.125           11/01/06 @ 100 S.F.           730,030
                         Arpt. Brd. Joint Rev. Bonds               11/01/2015      11/01/95 @ 102.5 Ref.
                         Series 1985 (BIG)

10             210,000   Harris Cnty. Tx. Hosp.            AAA     8.500           4/01/06 @ 100 S.F.            221,252
                         Dstrct. Rfndg. Rev. Bonds                 4/01/2015       4/01/96 @ 102 Ref.
                         Series 1986 (BIG) (5)

10a             40,000   Harris Cnty. Tx. Hosp.            AAA     8.500           4/01/06 @ 100 S.F.             41,745
                         Dstrct. Rfndg. Rev. Bonds                 4/01/2015       4/01/96 @ 104 Ref.
                         Series 1986 (BIG) (5)

11             700,000   Matagorda Cnty. Tx. Navgtn.       AAA     7.125           No Sinking Fund               764,602
                         Dstrct. No. One Coll. Rev.                7/01/2019       7/01/99 @ 102 Ref.
                         Rfndg. Bonds (Houston Ltg. &
                         Pwr. Co. Prjt.) Series 1989 C
                         (Financial Guaranty)

12             700,000   Wash. Hlth. Care Facs. Auth.      AAA     7.125%          10/01/08 @ 100 S.F.           755,608
                         Rev. Bonds (S.W. Wash. Hosps.             10/01/2019      10/01/99 @ 102 Ref.
                         Vancouver) Series 1989 (BIG)
13             700,000   Uinta Cnty. Wy. Hosp. Rev.        AAA     7.250           2/15/09 @ 100 S.F.            756,987
                         Rfndg. Bonds (IHC Hosps.                  2/15/2019       2/15/99 @ 102 Ref.
                         Inc.) Series 1989 (BIG)

14             335,000   Harris Cnty. Tx. Toll Rd.         AAA     0.000           No Sinking Fund                80,936
                         Rev. Bonds 1989 (AMBAC) (5)               8/15/2018       8/15/09 @ 53.836 Ref.

15           1,425,000   Harris Cnty. Tx. Toll Rd.         AAA     0.000           No Sinking Fund               302,043
                         Rev. Bonds 1989 (AMBAC) (5)               8/15/2020       8/15/09 @ 46.915 Ref.

16           1,450,000   Harris Cnty. Tx. Toll Rd.         AAA     0.000           No Sinking Fund               284,983
                         Rev. Bonds 1989 (AMBAC) (5)               8/15/2021       8/15/09 @ 43.795 Ref.
          ------------                                                                                        ----------

      $      8,960,000                                                                                     $   6,942,899
          ============                                                                                        ==========

   See accompanying footnotes to portfolio and notes to financial statements.

INSURED MUNICIPAL SECURITIES TRUST, 48TH DISCOUNT SERIES

Footnotes to Portfolio

June 30, 1995




(1) All ratings are by Standard & Poor's Corporation. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of this Prospectus.

(2) See "The Trust - Portfolio" in Part B of this Prospectus for an explanation of redemption features. See "Tax Status" in Part B of this Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1995, the net unrealized appreciation of all the bonds was comprised of the following:

            Gross unrealized appreciation            $            454,381
            Gross unrealized depreciation                        (127,061)

        Net unrealized appreciation                  $            327,320

(4) The annual interest income (excluding accretion of original issue discount on zero-coupon bonds), based on bonds held at June 30, 1995, to the Trust is $464,472.

(5) The bonds have been prerefunded and will be redeemed at the next refunding call date.

(6) Bonds sold or called after June 30, 1995 are noted in a footnote "Changes in Trust Portfolio" under "Description of Portfolio" in Part A of this Prospectus.

(7) The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

                 NOTE:  Part A of This Prospectus May Not Be
                   Distributed Unless Accompanied by Part B.


                      INSURED MUNICIPAL SECURITIES TRUST

                                   SERIES 21




            The Trust is a unit investment trust designated Series 21 ("Insured Municipal Trust") with an underlying portfolio of long-term insured tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law but may be subject to state and local taxes. Capital gains, however, are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. (successor Sponsor to Bear, Stearns & Co. Inc.) and Gruntal & Co. Incorporated (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.




            This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 1995 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust.


                  Investors should retain both parts of this Prospectus for
                       future reference.




      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   Prospectus Part A Dated October 31, 1995



83657.1

            THE TRUST. The Trust is a unit investment trust formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust. The "AAA" rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus, and for a list of ratings on the Evaluation Date see the "Portfolio." A Trust designated as a short/intermediate-term trust must have a dollar-weighted average portfolio maturity of more than two years but less than five years; a Trust designated as an intermediate-term trust must have a dollar-weighted average portfolio maturity of more than three years but not more than ten years; a Trust designated as an intermediate/long-term trust must have a dollar-weighted average portfolio maturity of more than ten years but less than fifteen years; and a Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. (See "Tax Status" in Part B of this Prospectus.) For a list of ratings on the Evaluation Date, see "Portfolio." Some of the Bonds may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of any current interest. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust. This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus, and for a list of ratings on the Evaluation Date see the "Portfolio." The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of issuers of the Bonds or the insurers thereof to meet their obligations. There can be no assurance that the Trust's investment objectives will be achieved. Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and


                                    A-2
83657.1
that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to changes in interest rates. Each Unit in the Trust represents a 1/4966th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.

            INSURANCE. Each of the Bonds in the Trust is insured by a municipal bond guaranty insurance policy obtained by either the Sponsor ("Sponsor-Insured Bonds") or the issuers of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies (the "Insurance Companies"), described under "Insurance on the Bonds" in Part B of this Prospectus, covering scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. The insurance, unless obtained by MBIA Insurance Corporation ("MBIA Corp."), will also cover any accelerated payments of principal and the increase in interest payments or premiums, if any, payable upon mandatory redemption of the Bonds if interest on any Bonds is ultimately deemed to be subject to regular federal income tax. Insurance obtained from MBIA Corp. only guarantees the accelerated payments required to be made by or on behalf of an issuer of small industrial revenue bonds and pollution control bonds if there is an event which results in the loss of tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. To the extent, therefore, that Bonds are only covered by insurance obtained from MBIA Corp., such Bonds will not be covered for the accelerated payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds (although the insurance, including insurance obtained by MBIA Corp., does guarantee payment of principal and interest in such amounts and at such times as such amounts would have been due absent such acceleration). The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolio, and does not remove market risks or guarantee the market value of the Units in the Trust. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. For a discussion of the effect of an occurrence of nonpayment of principal or interest on any Bonds in the Trust, see "Portfolio Supervision" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds. In addition, investors should be aware that, subsequent to the Date of Deposit, the rating of the claims paying ability of the insurer of an underlying Bond may be downgraded, which may result in a downgrading of the rating of the Units in the Trust. The approximate percentage of the aggregate principal amount of the portfolio that is insured by each insurance company is as follows: AMBAC Indemnity Corp. ("AMBAC"), 5.5%; Bond Investor's Guaranty ("BIG"), 38.4%; Financial Guaranty Insurance Company ("Financial Guaranty"), 28.1%; Municipal Bond Insurance Association ("MBIA"), 19.2%; and Municipal Bond Investors Assurance Corporation ("MBIA Corp."), 8.8%.

            PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 4.184% of the Public Offering Price, or 4.366% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to the expected date of settlement is added to the Public Offering


                                    A-3
83657.1

Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $980.32 plus accrued interest of $11.97 under the monthly distribution plan, $16.91 under the semi-annual distribution plan and $48.63 under the annual distribution plan, for a total of $992.29, $997.23 and $1,028.95, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)

            ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method previously described under "Public Offering Price") as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


            Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

            Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

            The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

            A schedule of cash flow projections is available from the Sponsor upon request.

            DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser

                                    A-4
83657.1
of a Unit in the secondary market will initially receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of the Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


            MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 4.184% of the Public Offering Price (4.366% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Liquidity--Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


            TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas, see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.


                                    A-5
83657.1

                      INSURED MUNICIPAL SECURITIES TRUST
                                   SERIES 21

             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1995


Date of Deposit:  September 7, 1989         Minimum Principal Distribution:
Principal Amount of Bonds ...$4,555,000       $1.00 per Unit.
Number of Units .............4,966          Weighted Average Life to Maturity:
Fractional Undivided Inter-                   13.2 Years.
  est in Trust per Unit .....1/4966         Minimum Value of Trust:
Principal Amount of                           Trust may be terminated if value
  Bonds per Unit ............$917.24          of Trust is less than $2,000,000
Secondary Market Public                       in principal amount of Bonds.
  Offering Price**                          Mandatory Termination Date:
  Aggregate Bid Price                         The earlier of December 31, 2038
    of Bonds in Trust .......$4,672,767+++    or the disposition of the last
  Divided by 4,966 Units ....$940.95          Bond in the Trust.
  Plus Sales Charge of 4.184%               Trustee***:  Chase Manhattan Bank,
    of Public Offering Price $39.37           N.A.
  Public Offering Price                     Trustee's Annual Fee:  Monthly
    per Unit ................$980.32+         plan $.97 per $1,000; semi-annual
Redemption and Sponsors'                      plan $.51 per $1,000; and annual
  Repurchase Price                            plan is $.33 per $1,000.
  per Unit ..................$940.95+       Evaluator:  Kenny S&P Evaluation
                                    +++       Services.
                                    ++++    Evaluator's Fee for Each
Excess of Secondary Market                    Evaluation:  Minimum of $15 plus
  Public Offering Price                       $.25 per each issue of Bonds in
  over Redemption and                         excess of 50 issues (treating
  Sponsors' Repurchase                        separate maturities as separate
  Price per Unit ............$39.37++++       issues).
Difference between Public                   Sponsors:  Reich & Tang
  Offering Price per Unit                     Distributors L.P. and Gruntal &
  and Principal Amount per                    Co., Incorporated
  Unit Premium/(Discount) ...$63.08         Sponsor's Annual Fee:  Maximum of
Evaluation Time:  4:00 p.m.                   $.25 per $1,000 principal amount
  New York Time.                              of Bonds (see "Trust Expenses and
                                              Charges" in Part B of this
                                              Prospectus).


      PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                          Monthly     Semi-Annual    Annual
                                          Option        Option       Option

Gross annual interest income# .........   $64.14       $64.14         $64.14
Less estimated annual fees and
  expenses ............................     1.80         1.22           1.03
Estimated net annual interest             ______       ______         ______
  income (cash)# ......................   $62.34       $62.92         $63.11
Estimated interest distribution# ......     5.19        31.46          63.11
Estimated daily interest accrual# .....    .1731        .1747          .1753
Estimated current return#++ ...........    6.36%        6.42%          6.44%
Estimated long term return++ ..........    4.80%        4.86%          4.88%
Record dates ..........................   1st of      Dec. 1 and     Dec. 1
                                          each month  June 1
Interest distribution dates ...........   15th of     Dec. 15 and    Dec. 15
                                          each month  June 15

                                    A-6
83657.1

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


 *** The Trustee maintains its corporate trust office at 770 Broadway, New York, New York 10003 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   + Plus accrued interest to the expected date of settlement (approximately five business days after purchase) of $11.97 monthly, $16.91 semi-annually and $48.63 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.


                                    A-7
83657.1

                        INFORMATION REGARDING THE TRUST
                              AS OF JUNE 30, 1995



DESCRIPTION OF PORTFOLIO


            The portfolio of the Trust consists of 14 issues representing obligations of issuers located in 9 states. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 35.1% are hospital revenue bonds; approximately 23.1% were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). Two issues representing $330,000 of the principal amount of the Bonds are general obligation bonds. All twelve of the remaining issues representing $4,730,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Airport Facility 1, Building 1, Coal Power 1, Hospital 4, Nuclear Power 3, Toll Road 1 and Utility 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

            As of June 30, 1995, $650,000 (approximately 14.3% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $250,000 (approximately 5.5% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 39.7% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 37.2% were purchased at a premium and approximately 8.8% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


            None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

                                    A-8
83657.1

                     FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                     Distribu-
                                                                      tions of
                                        Distributions of Interest   Principal
                                       During the Period (per Unit)  During
                            Net Asset*            Semi-               the
                 Units Out-   Value    Monthly    Annual     Annual  Period
Period Ended      standing   Per Unit  Option     Option     Option (Per Unit)


June 30, 1993       5,000   $1,089.20  $68.76     $69.44     $69.44    -0-
June 30, 1994       5,000    1,038.27   68.76      69.44      69.62    -0-
June 30, 1995       4,966      957.68   64.96      65.60      68.92   $85.23


--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                    A-9
83657.1

Independent Auditors' Report


The Sponsor, Trustee and Certificateholders
Insured Municipal Securities Trust, Series 21:


We have audited the accompanying statement of net assets, including the portfolio, of Insured Municipal Securities Trust, Series 21 as of June 30, 1995, and the related statements of operations, and changes in net assets for each of the years in the three year period then ended. These financial statements are the responsibility of the Trustee (see note 2). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, Series 21 as of June 30, 1995, and the results of its operations and the changes in its net assets for each of the years in the three year period then ended, in conformity with generally accepted accounting principles.




                                                   KPMG Peat Marwick LLP


New York, New York
September 15, 1995
except as to Note 7 as to
which the date is
September 28, 1995

                  INSURED MUNICIPAL SECURITIES TRUST, SERIES 21

                              Statement of Net Assets

                                    June 30, 1995

       Investments in marketable securities,
          at market value (cost $4,348,948)                   $    4,681,973

       Excess of other assets over total liabilities                  73,859
                                                                 ------------

       Net assets 4,966 units of fractional undivide$
          interest outstanding, $957.68 per unit)             $    4,755,832
                                                                 ============

       See accompanying notes to financial statements.


                   INSURED MUNICIPAL SECURITIES TRUST, SERIES 21

                              Statements of Operations

                                                             Years ended June 30,
                                                  --------  --  ---------  --- ---------
                                                  --------      ---------      ---------
                                                    1995          1994           1993
                                                  --------      ---------      ---------

     Investment income - interest               $ 333,578        356,250        356,066
                                                  --------      ---------      ---------

     Expenses:
        Trustee's fees                              7,229          6,024          6,090
        Evaluator's fees                            1,031          1,123            991
        Sponsor's advisory fee                      1,250          1,250          1,250
                                                  --------      ---------      ---------

              Total expenses                        9,510          8,397          8,331
                                                  --------      ---------      ---------

              Investment income, net              324,068        347,853        347,735

     Realized and unrealized gain (loss)
        on investments:
            Net realized loss
              on bonds sold or called             (12,448)          -              -
            Unrealized appreciation (depreciation)
              of investments for the year            35182      (257,855)       250,727
                                                  --------      ---------      ---------

             Net gain (loss) on investments        22,734       (257,855)       250,727
                                                  --------      ---------      ---------

             Net increase in net
               assets resulting
               from operations                  $ 346,802         89,998        598,462
                                                  ========      =========      =========

     See accompanying notes to financial statements.

                   INSURED MUNICIPAL SECURITIES TRUST, SERIES 21


                         Statements of Changes in Net Assets

                                                        Years ended June 30,
                                               ---------- -- ---------- -- ----------
                                               ----------    ----------    ----------
                                                  1995          1994          1993
                                               ----------    ----------    ----------

    Operations:
       Investment income, net               $    324,068       347,853       347,735
       Net realized loss on bonds
         sold or called                          (12,448)        -             -
       Unrealized appreciation
         (depreciation) for the year              35,182      (257,855)      250,727
                                               ----------    ----------    ----------

                   Net increase in net
                     assets resulting
                     from operations             346,802        89,998       598,462
                                               ----------    ----------    ----------

    Distributions to Certificateholders:
         Investment income                       324,597       344,605       344,533
         Principal                               425,544         -             -

    Redemptions:
         Interest                                    640         -             -
         Principal                                31,562         -             -
                                               ----------    ----------    ----------

                   Total distributions and
                     redemptions                 782,343       344,605       344,533
                                               ----------    ----------    ----------

                 Total increase (decrease)      (435,541)     (254,607)      253,929

    Net assets at beginning of year            5,191,373     5,445,980     5,192,051
                                               ----------    ----------    ----------

    Net assets at end of year (including
       undistributed net investment
       income of $97,330,  $98,499 and
       $95,251, respectively)               $  4,755,832     5,191,373     5,445,980
                                               ==========    ==========    ==========

    See accompanying notes to financial statements.

INSURED MUNICIPAL SECURITIES TRUST, SERIES 21

Notes to Financial Statements

June 30, 1995, 1994 and 1993




(1)            Organization and Financial and Statistical Information

Insured Municipal Securities Trust, Series 21 (Trust) was organized on September 7, 1989 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated (Co-Sponsors) under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940.

(2)            Summary of Significant Accounting Policies

United States Trust Company of New York (Trustee) has custody of and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto.

The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements. The accompanying financial statements have been adjusted to record the unrealized appreciation (depreciation) of investments and to record interest income and expenses on the accrual basis.

The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

Investments are carried at market value which is determined by Kenny S&P Evaluation Services (Evaluator). The market value of the investments is based upon the bid prices for the bonds at the end of the period, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

(3)            Income Taxes

The Trust is not subject to Federal income taxes as provided for by the Internal Revenue Code.

            (Continued)

INSURED MUNICIPAL SECURITIES TRUST, SERIES 21

Notes to Financial Statements


(4)            Trust Administration

The fees and expenses of the Trust are incurred and paid on the basis set forth under "Trust Expenses and Charges" in Part B of this Prospectus.

The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

See "Financial and Statistical Information" in Part A of this Prospectus for the amounts of per unit distributions during the years ended June 30, 1995, 1994 and 1993.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. 34 units were redeemed during the year ended June 30, 1995. No units were redeemed during the years ended June 30, 1994 and 1993.

(5)            Net Assets

            At June 30, 1995, the net assets of the Trust represented the interest of Certificateholders as follows:

        Original cost to Certificateholders            $ 5,042,094
        Less initial gross underwriting commission        (247,063)

                                                         4,795,031

            Cost of securities sold or called            (460,348)
        Net unrealized appreciation                       333,025
        Undistributed net investment income                97,330
        Distributions in excess of proceeds
               from bonds sold or called                   (9,206)

                    Total                             $ 4,755,832

            The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 5,000 units of fractional undivided interest of the Trust as of the date of deposit.

            Undistributed net investment income includes accumulated accretion of original issue discount of $14,265.

INSURED MUNICIPAL SECURITIES TRUST, SERIES 21

Notes to Financial Statements



(6)            Successor Trustee

Effective September 2, 1995, United States Trust Companyof New York was merged into Chase Manhattan Bank (National Association) ("Chase"). Accordingly, Chase is the successor trustee of the unit investment trusts sponsored by Bear Stearns and Co.

(7)            Successor Sponsor

Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor (the "Sponsor") to certain of the unit investments trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear Stearns & Co. Inc., the previous sponsor.

INSURED MUNICIPAL SECURITIES TRUST,  SERIES 21

Portfolio

June 30, 1995

Port-     Aggregate                                                        Coupon Rate/     Redemption Feature
folio     Principal                Name of Issuer               Ratings    Date(s) of       S.F.--Sinking Fund          Market
No.         Amount               and Title of Bonds               (1)      Maturity(2)      Ref.--Refunding(2)(7)       Value(3)
---       ----------    -------------------------------------   --------   -------------    -----------------------     -----------

 1    $      400,000    Maricopa Az. Indus. Dev. Auth. (Mercy     AAA      7.150%           7/01/13 @ 100 S.F.       $      446,580
                        Hlth. Sys.)  Insrd. Rev. Bonds Series              7/01/2015        7/03/99 @ 102 Ref.
                        1985 C (MBIA) (5)

 2           415,000    Hillsborough Cnty. Fla. Rfndg. &          AAA      8.750            12/05/04  @ 100 S.F.            487,857
                        Imprvmt. Utl. Rev. Bonds Series 1985               12/01/2006       12/01/99 @ 100 Ref.
                        (MBIA) (5)

 3            60,000    Chicago Hts. Ill. Gen. Oblig. Corp.       AAA      9.000            No Sinking Fund                  63,926
                        Purp. Bonds Series 1985 A (MBIA) (5)               12/01/2006       6/01/96  @ 102 Ref.

 4           400,000    Chic. Ill. Pub. Bldg. Comm. Bldg.         AAA      7.750            1/01/00 @ 100 S.F.              449,788
                        Rev. Bonds (Chicago Bd. of Ed.)                    1/01/2006        1/01/99 @ 102 Ref.
                        Series 1989 A (Financial Guaranty)
                        (5)

 5           270,000    Lansing Ill. Unltd. Tax Corp. Purp.       AAA      8.300            No Sinking Fund                 301,212
                        Gen. Oblig. Rev. Rfndg. Bonds 1987                 12/01/2008       12/01/97 @ 102 Ref.
                        (Financial Guaranty) (5)

 6           400,000    N.C. Eastern Muni. Pwr. Agncy. Pwr.       AAA      4.500            7/01/20 @ 100 S.F.              319,972
                        Syst. Rev. Rfndg. Bonds Series 1987A               1/01/2024        1/01/22 @ 100 Ref.
                        (BIG) (5)

 7           400,000    Alleg. Cnty. Pa. Hosp. Dev. Auth.         AAA      7.125            7/01/02 @ 100 S.F.              446,168
                        Hlth. Fac. Rev. Bonds (Presbyterian                7/01/2019        7/01/99 @ 102 Ref.
                        Univ. Hlth. Sys. Inc.) Series 1989
                        (MBIA Corp.)

 8           250,000    Brazos River Auth. Tx. Coll. Rev.         AAA      8.100            No Sinking Fund                 276,348
                        Rfndg. Bonds Houston Lt. & Pwr. Co.                5/01/2019        5/01/98 @ 102 Ref.
                        Prjt. Series 1988 B (BIG)

 9           300,000    Dallas-Ft. Worth Tx. Intrnl. Arpt.        AAA      9.125            11/01/06 @ 100 S.F.             312,870
                        Brd. Joint Rev. Bonds Series 1985                  11/01/2015       11/01/95 @ 102.5 Ref.
                        (BIG) (5)

10           400,000    Matagorda Cnty. Tx. Navgtn. Dstrct.       AAA      7.125            No Sinking Fund                 436,916
                        No. One Coll. Rev. Rfndg. Bonds                    7/01/2019        7/01/99 @ 102  Ref.
                        (Houston Ltg. & Pwr. Co. Prjt.)
                        Series 1989 C (Financial Guaranty)

11           210,000    Intermountain Pwr. Auth. Utah  Spec.      AAA      7.000%           7/01/08 @ 100 S.F.              223,007
                        Oblig. Rfdng. Bonds Fifth Crossover                7/01/2015        7/01/97 @ 102 Ref.
                        1987 (Financial Guaranty)

12           400,000    Wash. Hlth. Care Facs. Auth. Rev.         AAA      7.125            10/01/08 @ 100 S.F.             431,776
                        Bonds (S.W. Wash. Hosps. Vancouver)                10/01/2019       10/01/99 @ 102 Ref.
                        Series 1989 (BIG)

13           400,000    Uinta Cnty. Wy. Hosp. Rev. Rfndg.         AAA      7.250            2/15/09 @ 100 S.F.              432,564
                        Bonds (IHC Hosps. Inc.) Series 1989                2/15/2019        2/15/99 @ 102 Ref.
                        (BIG)

14           250,000    Harris Cnty. Tx. Toll Rd. Rev. Bonds      AAA      0.000            No Sinking Fund                  52,989
                        1989 (AMBAC) (5)                                   8/15/2020        8/15/09 @ 46.915 Ref.

          ----------                                                                                                    -----------
      $    4,555,000                                                                                                 $    4,681,973
          ==========                                                                                                    ===========

     See accomanying footnotes to portfolio and notes to financial statements




INSURED MUNICIPAL SECURITIES TRUST, SERIES 21

Footnotes to Portfolio

June 30, 1995




(1) All ratings are by Standard & Poor's Corporation. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond
Ratings" in Part B of this Prospectus.

(2) See "The Trust - Portfolio" in Part B of this Prospectus for an explanation of redemption features. See "Tax Status" in Part B of this Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1995, the net unrealized appreciation of all the bonds was comprised of the following.

        Gross unrealized appreciation                          363,367
        Gross unrealized depreciation                          (30,342)

        Net unrealized appreciation                            333,025

(4) The annual interest income, (excluding accretion of original issue discount on zero-coupon bonds), based upon bonds held at June 30, 1995, to the Trust is $318,547.

(5) The bonds have been prerefunded and will be redeemed at the next refunding call date.

(6) Bonds sold or called after June 30, 1995 are noted in a footnote "Changes in Trust Portfolio" under "Description of Portfolio" in Part A of this Prospectus.

(7) The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

                 NOTE:  Part A of This Prospectus May Not Be
                   Distributed Unless Accompanied by Part B.


                      INSURED MUNICIPAL SECURITIES TRUST

                             50TH DISCOUNT SERIES
                            (MULTIPLIER PORTFOLIO)





            The Trust is a unit investment trust designated 50th Discount
Series ("Insured Municipal Discount Trust") with an underlying portfolio of long-term insured tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law but may be subject to state and local taxes. Capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. (successor
Sponsor to Bear, Stearns & Co. Inc.) and Gruntal & Co., Incorporated
(sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds.
Minimum purchase:  1 Unit.




            This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 1995 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust.


                  Investors should retain both parts of this Prospectus for
                       future reference.




      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
      AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
      COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY
      OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
      CRIMINAL OFFENSE.


                   Prospectus Part A Dated October 31, 1995




83454.1





            THE TRUST. The Trust is a unit investment trust formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust. The "AAA" rating results from insurance relating only to the Bonds in the Trust and not to the Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus, and for a list of ratings on the Evaluation Date see the "Portfolio." A Trust designated as a short/intermediate-term trust must have a dollar-weighted average portfolio maturity of more than two years but less than five years; a Trust designated as an intermediate-term trust must have a dollar-weighted average portfolio maturity of more than three years but not more than ten years; a Trust designated as an intermediate/long-term trust must have a dollar-weighted average portfolio maturity of more than ten years but less than fifteen years; and a Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax.
Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. (See "Tax Status" in Part B of this Prospectus.) The Bonds were acquired at prices which resulted in the portfolio as a whole being purchased at a deep discount from par value.
The portfolio may also include bonds issued at an original issue discount.
Additionally, some of the Bonds in the portfolio may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of any current interest. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding
Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date.
Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation
Date, see "Notes to Financial Statements" in this Part A. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of issuers of the Bonds or the insurers thereof to meet their obligations. There can be no assurance that the Trust's investment objectives will be achieved. Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to changes in interest rates. Each Unit in the Trust represents a 1/5000th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the


                                    A-2
83454.1




Summary of Essential Information. (See "Organization" in Part B of this
Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.


            INSURANCE. Each of the Bonds in the Trust is insured by a municipal bond guaranty insurance policy obtained by either the Sponsor
("Sponsor-Insured Bonds") or the issuers of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies (the "Insurance Companies"), described under "Insurance on the Bonds" in Part B of this Prospectus, covering scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. The insurance, unless obtained by MBIA
Insurance Corporation ("MBIA Corp."), will also cover any accelerated payments of principal and the increase in interest payments or premiums, if any, payable upon mandatory redemption of the Bonds if interest on any Bonds is ultimately deemed to be subject to regular federal income tax. Insurance obtained from MBIA Corp. only guarantees the accelerated payments required to be made by or on behalf of an issuer of small industrial revenue bonds and pollution control bonds if there is an event which results in the loss of tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. To the extent, therefore, that Bonds are only covered by insurance obtained from MBIA Corp., such Bonds will not be covered for the accelerated payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds (although the insurance, including insurance obtained by MBIA Corp., does guarantee payment of principal and interest in such amounts and at such times as such amounts would have been due absent such acceleration). The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolio, and does not remove market risks or guarantee the market value of the Units in the Trust. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. For a discussion of the effect of an occurrence of nonpayment of principal or interest on any Bonds in the Trust, see "Portfolio Supervision" in Part B of this Prospectus.
No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds. In addition, investors should be aware that, subsequent to the Date of Deposit, the rating of the claims-paying ability of the insurer of an underlying Bond may be downgraded, which may result in a downgrading of the rating of the Units in the Trust. The approximate percentage of the aggregate principal amount of the portfolio that is insured by each Insurance Company is as follows: Bond Investors Guaranty ("BIG"), 10.8%; Capital Guaranty Insurance
Company ("Capital Guaranty"), 10.8%; Financial Guaranty Insurance Company
("Financial Guaranty"), 6.9%; Municipal Bond Insurance Association ("MBIA"),
22.6%; and MBIA Corp., 48.9%.

            PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 3.003% of the Public Offering Price, or 3.095% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases are based upon the number of years remaining to maturity of each bond in the Trust's portfolio.
(See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to the expected date of settlement, including earned original issue discount, is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $754.81 plus accrued interest of $9.16 under the monthly distribution plan, $13.34 under the semi-annual distribution plan and $39.49 under the annual distribution plan, for a total of $763.97, $768.15 and $794.30, respectively.


                                    A-3
83454.1




The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public
Offering--Offering Price" in Part B of this Prospectus.)

            ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method previously described under "Public Offering Price") as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

            Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors.
The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long
Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

            Estimated Current Return is a measure of the Trust's cash flow.
Estimated Current Return is computed by dividing the Estimated Net Annual
Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated
Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

            The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term
Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

            A schedule of cash flow projections is available from the Sponsor upon request.

            DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal
Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See

                                    A-4
83454.1




"Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


            MARKET FOR UNITS. The Sponsors, although not obligated to do so, intends to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 3.003% of the Public Offering Price (3.095% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Liquidity--Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


            TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this
Prospectus. Residents of Texas see "Total Reinvestment Plan for Texas
Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.


                                    A-5
83454.1




                      INSURED MUNICIPAL SECURITIES TRUST
                             50TH DISCOUNT SERIES

             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1995


Date of Deposit:  July 26, 1990              Minimum Principal Distribution:
Principal Amount of Bonds ...  $4,587,500      $1.00 per Unit.
Number of Units .............  5,000         Weighted Average Life to Maturity:
Fractional Undivided Inter-                    15.1 Years.
  est in Trust per Unit .....  1/5000        Minimum Value of Trust:
Principal Amount of                            Trust may be terminated if value
  Bonds per Unit ............  $917.50         of Trust is less than $2,000,000
Secondary Market Public                        in principal amount of Bonds.
  Offering Price**                           Mandatory Termination Date:
  Aggregate Bid Price                          The earlier of December 31, 2039
    of Bonds in Trust .......  $3,664,012+++   or the disposition of the last
  Divided by 5,000 Units ....  $732.80         Bond in the Trust.
  Plus Sales Charge of 3.003%                Trustee***:  Chase Manhattan
    of Public Offering Price   $22.01          Bank, N.A.
  Public Offering Price                      Trustee's Annual Fee:  Monthly
    per Unit ................  $754.81+        plan $.98 per $1,000; semi-annual
Redemption and Sponsors'                       plan $.52 per $1,000; and annual
  Repurchase Price                             plan is $.34 per $1,000.
  per Unit ..................  $732.80+      Evaluator:  Kenny S&P Evaluation
                                      +++      Services.
                                      ++++   Evaluator's Fee for Each
Excess of Secondary Market                     Evaluation:  Minimum of $8 plus
  Public Offering Price                        $.25 per each issue of Bonds in
  over Redemption and                          excess of 50 issues (treating
  Sponsors' Repurchase                         separate maturities as separate
  Price per Unit ............  $22.01++++      issues).
Difference between Public                    Sponsors:  Reich & Tang
  Offering Price per Unit                      Distributors L.P. and Gruntal &
  and Principal Amount per                     Co., Incorporated.
  Unit Premium/(Discount) ...  $(162.69)     Sponsors' Annual Fee:  Maximum of
Evaluation Time:  4:00 p.m.                    $.25 per $1,000 principal amount
  New York Time.                               of Bonds (see "Trust Expenses and
                                               Charges" in Part B of this
                                               Prospectus).


      PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                          Monthly     Semi-Annual    Annual
                                          Option        Option       Option

Gross annual interest income# .........   $53.53       $53.53         $53.53
Less estimated annual fees and
  expenses ............................     2.05         1.46           1.26
Estimated net annual interest             ______       ______         ______
  income (cash)# ......................   $51.48       $52.07         $52.27
Estimated interest distribution# ......     4.29        26.03          52.27
Estimated daily interest accrual# .....    .1430        .1446          .1451
Estimated current return#++ ...........    6.82%        6.90%          6.92%
Estimated long term return++ ..........    5.50%        5.58%          5.61%
Record dates ..........................   1st of      Dec. 1 and     Dec. 1
                                          each month  June 1
Interest distribution dates ...........   15th of     Dec. 15 and    Dec. 15
                                          each month  June 15

                                    A-6
83454.1




   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


 ***  The Trustee maintains its corporate trust office at 770 Broadway, New
      York, New York 10003 (tel. no. 1-800-882-9898). For information regarding redemption by the trustee, see "Trustee Redemption" in Part B of this Prospectus.

   + Plus accrued interest to the expected date of settlement (approximately five business days after purchase) of $9.16 monthly, $13.34 semi-annually and $39.49 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee
      Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++  Based solely upon the bid side evaluation of the underlying Bonds
      (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++  See "Comparison of Public Offering Price, Sponsor's Repurchase Price and
      Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

                                    A-7
83454.1





                        INFORMATION REGARDING THE TRUST
                              AS OF JUNE 30, 1995


DESCRIPTION OF PORTFOLIO*

            The portfolio of the Trust consists of 11 issues representing obligations of issuers located in 7 states. The Sponsors have not participated as a sole underwriter or manager, co-manager or member of underwriting syndicates from which any of the initial aggregate principal amount of the Bonds were acquired. Approximately 27% of the Bonds are obligations of state and local housing authorities; approximately 9.4% are hospital revenue bonds;
none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted
(such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. Eleven issues representing $4,587,500 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Building 1, Federally Assisted Housing 1, Hospital 4, Hydro Electric 1, Utility Revenue 1, and Water and Sewer 3. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.


            As of June 30, 1995, $1,487,500 (approximately 32.4% of the aggregate principal amount of the Bonds) were original issue discount bonds.
Of these original issue discount bonds, $1,237,500 (approximately 27% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon
Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 47.2% were purchased at a premium and approximately 20.4% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part
B of this Prospectus.


            None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax
Status" in Part B of this Prospectus.


--------
*     Changes in the Trust Portfolio:  From July 1, 1995 to September 15, 1995
      the entire principal amount of the Bond in portfolio no. 2.


                                    A-8
83454.1




                     FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                     Distribu-
                                                                      tions of
                                        Distributions of Interest   Principal
                                       During the Period (per Unit)  During
                            Net Asset*            Semi-               the
                 Units Out-   Value    Monthly    Annual     Annual  Period
Period Ended      standing   Per Unit  Option     Option     Option (Per Unit)


June 30, 1993       5,000    $791.79   $51.36     $52.02     $52.23     -0-
June 30, 1994       5,000     752.81    51.42      52.04      52.23    $3.00
June 30, 1995       5,000     747.11    51.48      52.06      52.27     -0-


--------
*     Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of
      Notes to Financial Statements for a description of the components of Net
      Assets.

                                    A-9
83454.1

Independent Auditors' Report


The Sponsor, Trustee and Certificateholders
Insured Municipal Securities Trust, 50th Discount Series:


We have audited the accompanying statement of net assets, including the portfolio, of Insured Municipal Securitigs Trust. 50th Discount Series as of
June 30, 1995, and the related statements of operations, and changes in net assets for each of the years in the three year period then ended. These financial statements are the responsibility of the Trustee (see note 2). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Insured Municipal Securities
Trust, 50th Discount Series as of June 30, 1995, and the results of its operations and the changes in its net assets for each of the years in the three year period then ended, in conformity with generally accepted accounting principles.




                    KPMG Peat Marwick LLP


New York, New York
September 15, 1995
except as to Note 7 as to
which the date is
September 28, 1995






                       INSURED MUNICIPAL SECURITIES TRUST

                              50TH DISCOUNT SERIES


                            Statement of Net Assets

                                 June 30, 1995

       Investments in marketable securities,
          at market value (cost $3,594,427)                     $ 3,663,967

       Excess of other assets over total liabilities                 71,560
                                                                  ----------

       Net assets 5,000 units   of fractional undivided
          interest outstanding, $747.11 per  unit)              $ 3,735,527
                                                                  ==========

       See accompanying notes to financial statements.



                  INSURED MUNICIPAL SECURITIES TRUST, 50TH DISCOUNT SERIES

                            Statements of Operations

                                                           Years ended June 30,
                                                   --------     - ---------     -- ---------
                                                   --------       ---------        ---------
                                                     1995           1994             1993
                                                   --------       ---------        ---------

    Investment income - interest            $     $275,433         275,495          276,393
                                                   --------       ---------        ---------

    Expenses:
       Trustee's fees                                4,688           5,191            5,371
       Evaluator's fees                              2,074           2,205            1,961
       Sponsor's advisory fee                        1,147           1,250            1,250
                                                   --------       ---------        ---------

                  Total expenses                     7,909           8,646            8,582
                                                   --------       ---------        ---------

                  Investment income, net           267,524         266,849          267,811
                                                   --------       ---------        ---------

Realized and Unrealized gain (loss)
    on investments:
    Net realized loss on bonds
      sold or called                                  -            (12,266)            -
    Unrealized depreciation (appreciation)
      of investments for the year                  (37,414)       (176,034)         130,266
                                                   --------       ---------        ---------

         Net loss (gain) on investments            (37,414)       (188,300)        130,266
                                                   --------       ---------        ---------

                 Net increase in net
                   assets resulting
                   from operations          $     $230,110          78,549          398,077
                                                   ========       =========        =========

    See accompanying notes to financial statements.

             INSURED MUNICIPAL SECURITIES TRUST, 50TH DISCOUNT SERIES

                           Statements of Changes in Net Assets

                                                           Years ended June 30,
                                               ----------- -     -----------      -- -----------
                                               -----------       -----------         -----------
                                                  1995              1994                1993
                                               -----------       -----------         -----------

Operations:
   Investment income, net                   $     267,524           266,849             267,811
   Net realized loss on bonds
    sold or called                                  -               (12,266)              -
   Unrealized (depreciation) appreciation
     of investments for the year                  (37,414)         (176,034)            130,266
                                               -----------       -----------         -----------

               Net increase in net
                 assets resulting
                 from operations                  230,110            78,549             398,077
                                               -----------       -----------         -----------

Distributions to Certificateholders:
     Investment income                            258,622           258,448             258,242
     Principal                                      -                15,000               -
                                               -----------       -----------         -----------

               Total distributions                258,622           273,448             258,242
                                               -----------       -----------         -----------

               Total (decrease) increase          (28,512)         (194,899)            139,835

Net assets at beginning of year                 3,764,039         3,958,938           3,819,103
                                               -----------       -----------         -----------

Net assets at end of year (including
   undistributed net investment
   income of $104,136  ,$95,234 and
   $93,436 respectively)                    $   3,735,527         3,764,039           3,958,938
                                               ===========       ===========         ===========

See accompanying notes to financial statements.

INSURED MUNICIPAL SECURITIES TRUST, 50TH DISCOUNT SERIES

Notes to Financial Statements

June 30, 1995, 1994 and 1993




(1)                    Organization and Financial and Statistical Information

Insured Municipal Securities Trust, 50th Discount Series (Trust) was organized on July 26, 1990 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated (Co-Sponsors) under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940.


(2)                    Summary of Significant Accounting Policies

United States Trust Company of New York (Trustee) has custody of and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto.

The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements. The accompanying financial statements have been adjusted to record the unrealized appreciation (depreciation) of investments and to record interest income and expenses on the accrual basis.

The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

Investments are carried at market value which is determined by Kenny S&P Evaluation Services (Evaluator). The market value of the investments is based upon the bid prices for the bonds at the end of the period, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

(3)                    Income Taxes

The Trust is not subject to Federal income taxes as provided for by the Internal Revenue Code.

                    (Continued)

INSURED MUNICIPAL SECURITIES TRUST, 50TH DISCOUNT SERIES

Notes to Financial Statements


(4)                    Trust Administration

The fees and expenses of the Trust are incurred and paid on the basis set forth under "Trust Expenses and Charges" in Part B of this Prospectus.

The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

 See "Financial and Statistical Information" in Part A of this Prospectus for the amounts of per unit distributions during the years
 ended June 30, 1995, 1994 and 1993.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. No units have been redeemed since the inception of the Trust.

(5)                    Net Assets

      At June 30, 1995, the net assets of the Trust represented the interest of Certificateholders as follows:

       Original cost to Certificateholders                      $ 3,791,020
       Less initial gross underwriting commission                  (208,506)

                                                                  3,582,514

   Accumulated cost of bonds sold or called                         (20,708)
       Net unrealized appreciation                                   69,540
       Undistributed net investment income                          104,136
   Undistributed proceeds from bonds sold or called                      45

                           Total                                $ 3,735,527

                    The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 5,000 units of fractional undivided interest of the Trust as of the date of deposit.

                    Undistributed net investment income includes accumulated accretion of original issue discount of $32,621.

INSURED MUNICIPAL SECURITIES TRUST, 50TH DISCOUNT SERIES

Notes to Financial Statements

(6)                    Successor Trustee

Effective September 2, 1995, United States Trust Companyof New York was merged into Chase Manhattan Bank (National Association) ("Chase"). Accordingly, Chase is the successor trustee of the unit investment trusts sponsored by Bear Stearns and Co.

(7)                    Successor Sponsor

Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor ("the Sponsor") to certain of the unit investments trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear Stearns & Co. Inc., the previous sponsor.

INSURED MUNICIPAL SECURITIES TRUST, 50TH DISCOUNT SERIES

Portfolio
June 30, 1995

   Port-    Aggregate                                                  Coupon Rate/     Redemption Feature
   folio    Principal             Name of Issuer             Ratings   Date(s) of       S.F.--Sinking Fund        Market
   No.         Amount           and Title of Bonds             (1)     Maturity(2)      Ref.--Refunding(2)(7)     Value(3)


   1  $       500,000    Alaska Energy Auth. Pwr. Rev.         AAA     7.250%           7/01/14 @ 100 S.F.      $   548,335
                         Bonds Second Series 1995 (Bradley             7/01/2021        7/01/00 @ 102 Ref.
                         Lake Hydro Elec. Prjt.) (MBIA
                         Corp.)

   2          100,000    Idaho Hlth. Facs. Auth. Rfndg.        AAA     9.125            8/01/05 @ 100 S.F.          102,636
                         Rev. Bonds (Kootenai Med. Cntr.               8/01/2015        8/01/95 @ 102 Ref.
                         Prjt.) Series 1985 (MBIA)

   3          250,000    Chicago Ill. Pub. Bldg. Commsn.       AAA     7.125            1/01/09 @ 100 S.F.          272,970
                         Bldg. Rev. Bonds (Bd. of Ed. of               1/01/2015        None
                         the  City of Chicago) Series 1990
                         A (MBIA Corp.)

   4          500,000    Ind. Hlth. Fac. Fincg.  Auth.         AAA     7.750            8/15/07 @ 100 S.F.          579,065
                         Hosp. Rev. Bonds (Batholomew                  8/15/2020        8/15/00 @ 102 Ref.
                         Cnty. Hosp. Prjt.) Series 1990
                         (Capital Guaranty) (5)

   5          250,000    N.Y. State Med. Care Facs. Finc.      AAA     7.350            8/15/91 @ 100 S.F.          274,523
                         Agncy. Hosp. & Nrsg. Home Insrd.              2/15/2029        2/15/99 @ 102 Ref.
                         Mtg. Rev. Bonds (FHA Insrd.)
                         Series 1989 B  (MBIA Corp.)

   6          500,000    Northampton, Bucks Cnty. Penn.        AAA     9.250            12/01/01 @ 100 S.F.         511,635
                         Muni. Auth. Wtr. & Swr. Rev.                  12/01/2013       12/01/95 @ 100 Ref.
                         Rfndg. Bonds Series 1985 (MBIA)
                         (5)

   7          435,000    Phildelphia Penn. Wtr. & Swr.         AAA     7.250            7/01/06 @ 100 S.F.          453,640
                         Rev. Bonds Twelfth  Series 1986               7/01/2014        7/01/96 @ 101 Ref.
                         (MBIA)(5)

   8          500,000    Harris Cnty. Tx. Hosp. Dstrct.        AAA     8.500            4/01/06 @ 100 S.F.          526,790
                         Rfndg. Rev. Bonds Series 1986                 4/01/2015        4/01/96 @ 102 Ref.
                         (BIG) (5)

   9           85,000    Houston Tx. Swr. Sys. Jr. Lien        AAA     9.375            12/01/06 @ 100 S.F.          88,697
                         Rev. Rfndg. Bonds  Series 1985                12/01/2013       12/01/95 @ 102 Ref.
                         (Financial Guaranty) (5)

   9a          10,000    Houston Tx. Swr. Sys. Jr. Lien        AAA     9.375            12/01/06 @ 100 S.F.          10,435
                         Rev. Rfndg. Bonds  Series 1985                12/01/2013       12/01/95 @ 102 Ref.
                         (Financial Guaranty) (5)

  10          220,000    Maple Run Tx. Austin Muni. Util.      AAA     8.250            No Sinking Fund             235,990
                         Dstrct.  Cntrct. Rev. Bonds                   11/15/2005       11/15/96 @ 101.5 Ref.
                         Series 1986 (Financial Guaranty)
                         (5)

  11        1,237,500    Ill. Hsg. Dev. Auth. Multi-Fam.       AAA     0.000            7/01/06 @ 13.676 S. F.       59,251
                         Hsg. Rev. Bonds 1983 Series A                 7/01/2025        None
                         (MBIA Corp.)
      -----------------
                                                                                                                  ---------

      $     4,587,500                                                                                           $ 3,663,967
      =================
                                                                                                                  =========

    See accompanying footnotes to financial statements and portfolio.

INSURED MUNICIPAL SECURITIES TRUST, 50TH DISCOUNT SERIES

Footnotes to Portfolio

June 30, 1995




(1) All ratings are by Standard & Poor's Corporation. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of this Prospectus.

(2) See "The Trust - Portfolio" in Part B of this Prospectus for an explanation of redemption features. See "Tax Status" in Part B of this Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1995, the net unrealized appreciation of all the bonds was comprised of the following:

                    Gross unrealized appreciation                  $ 179,766
                    Gross unrealized depreciation                   (110,226)

                    Net unrealized appreciation                    $  69,540

(4) The annual interest income, (excluding accretion of original issue discount on zero-coupon bonds), based upon bonds held at June 30, 1995, to the Trust is $267,656.

(5) The bonds have been prerefunded and will be redeemed at the next refunding call date.

(6) Bonds sold or called after June 30, 1995 are noted in a footnote "Changes in Trust Portfolio" under "Description of Portfolio" in Part A of this Prospectus.

(7) The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

                 NOTE:  Part A of This Prospectus May Not Be
                   Distributed Unless Accompanied by Part B.


                      INSURED MUNICIPAL SECURITIES TRUST
                         NEW JERSEY NAVIGATOR INSURED

                                   SERIES 1




            The Trust is a unit investment trust designated Series 1 ("New Jersey Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New Jersey gross income tax. Capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. (successor Sponsor to Bear, Stearns & Co. Inc.) and Gruntal & Co., Incorporated (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.




            This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 1995 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust.


                  Investors should retain both parts of this Prospectus for
                       future reference.




      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   Prospectus Part A Dated October 31, 1995



83661.1

            THE TRUST. The Trust is a unit investment trust and was formed to preserve capital and to provide interest income (including earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from state and local taxes to the extent indicated herein when received by persons subject to state and local income taxation in a state in which the issuers of the Bonds are located. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, are rated "AAA" by Standard & Poor's Corporation. A Trust designated as a short/intermediate-term trust must have a dollar-weighted average portfolio maturity of more than two years but less than five years; a Trust designated as an intermediate-term trust must have a dollar-weighted average portfolio maturity of more than three years but not more than ten years; a Trust designated as an intermediate/long-term trust must have a dollar-weighted average portfolio maturity of more than ten years but less than fifteen years; and a Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and/or corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of these Bonds which pay interest income subject to the federal individual alternative minimum tax. See also "Tax Status" in Part B of this Prospectus.) Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in the Trust, and the cost of such Bonds to the Trust, see "Description of Portfolio" in this Part A). All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations. There can be no assurance that the Trust's investment objectives will be achieved. Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. (See "Portfolio" in Part B of this Prospectus.) Each Unit in the Trust represents a 1/5948th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.

            INSURANCE. Each of the Bonds in the New Jersey Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. Such amounts shall be reduced by any amounts received by the holders or the owners of the Bonds from any trustee for the Bond issuers, any other Bond insurers or any other source other than MBIA Corp. MBIA Corp. has


                                    A-2
83661.1
issued such policy or policies covering each of the Bonds in the New Jersey Navigator Trust and each such policy will remain in force until the payment in full of such Bonds, whether or not such Bonds continue to be held in the New Jersey Navigator Trust. The insurer's policies relating to small industrial development bonds and pollution control revenue bonds also guarantee the accelerated payments required to be made by or on behalf of an issuer of Bonds pursuant to the terms of the Bonds if there occurs an event which results in the loss of the tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. Such insurance does not cover accelerated payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of the tax exempt status of the interest on such Bonds nor does the insurance cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on any of the Bonds, including pollution control revenue bonds or small industrial development bonds. In the event of accelerated payments on any Bonds unrelated to the taxability of interest on any such Bonds, the payments guaranteed by MBIA Corp. shall be made in such amounts and at such times such payment would have been made absent such an acceleration. The insurance relates only to the prompt payment of principal of and interest on the securities in the New Jersey Navigator Trust and does not remove market risk nor does it guarantee the market value of Units in the New Jersey Navigator Trust. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New Jersey Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. No representation is made herein as to any bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds in the New Jersey Navigator Trust. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of MBIA Corp. may be downgraded, which may result in a downgrading of the rating of the Units in the New Jersey Navigator Trust. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New Jersey Navigator Trust may be Pre-Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

            Upon notification from the trustee for any bond issuer or any holder or owner of the Bonds that such trustee or paying agent has insufficient funds to pay any principal or interest in full when due, MBIA Corp. will be obligated to deposit funds promptly with Citibank, N.A., New York, New York, as fiscal agent for MBIA Corp., sufficient to fully cover the deficit. If notice of nonpayment is received on or after the due date, MBIA Corp. will provide for payment within one business day following receipt of the notice. Upon payment by MBIA Corp. of any Bonds, coupons, or interest payments, MBIA Corp. shall succeed to the rights of the owner of such Bonds, coupons or interest payments with respect thereto.

            Some of the Bonds in the New Jersey Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies"). Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. The insurance, unless obtained by MBIA Corp., will also cover any accelerated payments of principal and any increase in interest payments or premiums, if any, payable upon

                                    A-3
83661.1
mandatory redemption of the Bonds if interest on any such Bond is ultimately deemed to be subject to federal income tax. Insurance obtained from MBIA Corp. only guarantees the full and complete payments required to be made by or on behalf of an issuer of small industrial revenue bonds and pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. To the extent, therefore, that Bonds are only covered by insurance obtained from MBIA Corp., such Bonds will not be covered for the full and complete payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of he insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.


            All of the Bonds in the New Jersey Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 92.1% of the Bonds in the New Jersey Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Trust that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: Bond Investors Guaranty ("BIG"), 48.1%; Financial Guaranty Insurance Company ("Financial Guaranty"), 11.2%; Municipal Bond Insurance Association ("MBIA"), 1.7%; and MBIA Corp., 31.1%.

            PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 3.71% of the Public Offering Price, or 3.292% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,028.95 plus accrued interest of $12.02 under the monthly distribution plan, $17.40 under the semi-annual distribution plan and $50.50 under the annual distribution plan, for a total of $1,040.97, $1,046.35 and $1,079.45, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


            ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method previously described under "Public Offering Price") as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

            Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond

                                    A-4
83661.1
practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

            Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

            The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

            A schedule of cash flow projections is available from the Sponsors upon request.


            DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")

            MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units based on the aggregate bid price of the Bonds in the Trust portfolio plus a sales charge of 3.71% of the Public Offering Price (3.292% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


            TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any,

                                    A-5
83661.1
reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

                                    A-6
83661.1

                      INSURED MUNICIPAL SECURITIES TRUST
                         NEW JERSEY NAVIGATOR INSURED
                                   SERIES 1

             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1995


Date of Deposit:  July 26, 1990           Minimum Principal Distribution:
Principal Amount of Bonds ..$5,715,000      $1.00 per Unit.
Number of Units ............5,948         Weighted Average Life to Maturity:
Fractional Undivided Inter-                 11.3 Years.
  est in Trust per Unit ....1/5948        Minimum Value of Trust:
Principal Amount of                         Trust may be terminated if value of
  Bonds per Unit ...........$960.83         Trust is less than $2,400,000 in
Secondary Market Public                     principal amount of Bonds.
  Offering Price**                        Mandatory Termination Date:
  Aggregate Bid Price                       The earlier of December 31, 2039 or
    of Bonds in Trust ......$5,901,063+++   the disposition of the last Bond in
  Divided by 5,948 Units ...$992.11         the Trust.
  Plus Sales Charge of 3.71%              Trustee***:  Chase Manhattan Bank,
    of Public Offering Price$36.84          N.A.
  Public Offering Price                   Trustee's Annual Fee:  Monthly
    per Unit ...............$1,028.95+      plan $.98 per $1,000; semi-annual
Redemption and Sponsors'                    plan $.52 per $1,000; and annual
  Repurchase Price                          plan is $.34 per $1,000.
  per Unit .................$992.11+      Evaluator:  Kenny S&P Evaluation
                                     +++    Services.
                                     ++++ Evaluator's Fee for Each
Excess of Secondary Market                  Evaluation:  Minimum of $8 plus
  Public Offering Price                     $.25 per each issue of Bonds in
  over Redemption and                       excess of 50 issues (treating
  Sponsors' Repurchase                      separate maturities as separate
  Price per Unit ...........$36.84++++      issues).
Difference between Public                 Sponsors:  Reich & Tang
  Offering Price per Unit                   Distributors L.P. and Gruntal &
  and Principal Amount per                  Co., Incorporated
  Unit Premium/(Discount) ..$68.12        Sponsors' Annual Fee:  Maximum of
Evaluation Time:  4:00 p.m.                 $.25 per $1,000 principal amount of
  New York Time.                            Bonds (see "Trust Expenses and
                                            Charges" in Part B of this
                                            Prospectus).


      PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                          Monthly     Semi-Annual    Annual
                                          Option        Option       Option

Gross annual interest income # .........  $67.33       $67.33         $67.33
Less estimated annual fees and
  expenses ............................     2.05         1.43           1.23
Estimated net annual interest             ______       ______         ______
  income (cash) # ......................  $65.28       $65.90         $66.10
Estimated interest distribution # ......    5.44        32.95          66.10
Estimated daily interest accrual # .....   .1813        .1830          .1836
Estimated current return #++ ...........   6.35%        6.41%          6.42%
Estimated long term return++ ..........    4.75%        4.81%          4.83%
Record dates ..........................   1st of      Dec. 1 and     Dec. 1
                                          each month  June 1
Interest distribution dates ...........   15th of     Dec. 15 and    Dec. 15
                                          each month  June 15

                                    A-7
83661.1

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


 *** The Trustee maintains its corporate trust office at 770 Broadway, New York, New York 10003 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   + Plus accrued interest to the expected date of settlement (approximately five business days after purchase) of $12.02 monthly, $17.40 semi-annually and $50.50 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.


                                    A-8
83661.1

                        INFORMATION REGARDING THE TRUST
                              AS OF JUNE 30, 1995



DESCRIPTION OF PORTFOLIO*


            The portfolio of the Trust consists of 17 issues representing obligations of 16 issuers located in the state of New Jersey. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 19.2% are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and approximately 6.1% are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. All seventeen issues representing $5,715,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Correctional Facilities 2, Fire House 1, Hospital 3, Mortgage Revenue 1, School District 4, Sewer 2, Utility Revenue 2 and Water 2. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

            As of June 30, 1995, $815,000 (approximately 14.3% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $300,000 (approximately 5.2% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 5.2% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 71.7% were purchased at a premium and approximately 8.8% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


            None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.
--------
* Changes in the Trust Portfolio: From July 1, 1995 to September 15, 1995, the $330,000 of the principal amount of the Bond in portfolio no. 1 has been called for redemption pursuant to pre-refunding provisions and is no longer contained in the Trust. $90,000 of the principal amount of the bond in portfolio no. 1 has been called and is no longer contained in the Trust.

                                    A-9
83661.1

                     FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                      Distribu-
                                                                      tions of
                                           Distributions of Interest  Principal
                                          During the Period (per Unit)   During
                             Net Asset*             Semi-               the
                 Units Out-    Value      Monthly   Annual   Annual    Period
Period Ended      standing    Per Unit    Option    Option   Option   (Per Unit)


June 30, 1993       6,000    $1,088.56    $68.19    $68.85   $69.15    $ 6.66
June 30, 1994       5,965     1,022.36     67.50     68.15    68.75     12.98
June 30, 1995       5,948     1,010.02     66.02     66.66    67.84     18.23


--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                    A-10
83661.1

Independent Auditors' Report


The Sponsor, Trustee and Certificateholders
Insured Municipal Securities Trust, New Jersey Navigator Insured Series 1:


We have audited the accompanying statement of net assets, including the portfolio, of Insured Municipal Securities Trust, New Jersey Navigator Insured Series 1 as of June 30, 1995, and the related statements of operations, and changes in net assets for each of the years in the three year period then ended. These financial statements are the responsibility of the Trustee (see note 2). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New Jersey Navigator Insured Series 1 as of June 30, 1995, and the results of its operations and the changes in its net assets for each of the years in the three year period then ended, in conformity with generally accepted accounting principles.




                                    KPMG Peat Marwick LLP


New York, New York
September 15, 1995
except as to Note 7 as to
which the date is
September 28, 1995

                         INSURED MUNICIPAL SECURITIES TRUST
                        NEW JERSEY NAVIGATOR INSURED SERIES 1

                               Statement of Net Assets

                                    June 30, 1995

       Investments in marketable securities,
          at market value (cost $5,565,252)                     $  5,896,021

       Excess of other assets over total liabilities                 111,577
                                                                   ----------

       Net assets 5,948 units of fractional undivided
          interest outstanding $1,010.02 per unit)              $  6,007,598
                                                                   ==========

       See accompanying notes to financial statements.

                     INSURED MUNICIPAL SECURITIES TRUST
                    NEW JERSEY NAVIGATOR INSURED SERIES 1

                           Statements of Operations

                                                           Years ended June 30,
                                                   --------     ----------     --------
                                                   --------     ----------     --------
                                                     1995          1994          1993
                                                   --------     ----------     --------

    Investment income - interest            $     $408,791        418,799      425,140
                                                   --------     ----------     --------

    Expenses:
       Trustee's fees                                6,464          6,202        6,276
       Evaluator's fees                              2,495          2,511        2,408
       Sponsor's advisory fee                        1,480          1,499        1,500
                                                   --------     ----------     --------

                  Total expenses                    10,439         10,212       10,184
                                                   --------     ----------     --------

                  Investment income, net           398,352        408,587      414,956
                                                   --------     ----------     --------

    Realized and unrealized gain (loss) on investments:
          Net realized loss
           on bonds sold or called                    (393)        (3,678)        (255)
          Unrealized appreciation (depreciation)
           of investments for the year              31,779       (336,240)     286,157
                                                   --------     ----------     --------

              Net gain (loss) on investments        31,386       (339,918)     285,902
                                                   --------     ----------     --------

                 Net increase in net
                   assets resulting
                   from operations          $     $429,738         68,669      700,858
                                                   ========     ==========     ========


                           INSURED MUNICIPAL SECURITIES TRUST
                          NEW JERSEY NAVIGATOR INSURED SERIES 1

                           Statements of Changes in Net Assets

                                                       Years ended June 30,
                                               ---------  -  ---------  - -----------
                                               ---------     ---------    -----------
                                                 1995          1994          1993
                                               ---------     ---------    -----------

      Operations:
         Investment income, net              $  398,352       408,587        414,956
         Net realized loss on bonds
           sold or called                          (393)       (3,678)          (255)
         Unrealized appreciation
           (depreciation) for the year           31,779      (336,240)       286,157
                                               ---------     ---------    -----------

                      Net increase in net
                        assets resulting
                        from operations         429,738        68,669        700,858
                                               ---------     ---------    -----------

      Distributions to Certificateholders:
          Investment income                     394,918       405,098        411,183
          Principal                             108,432        77,426         39,960

      Redemptions:
          Interest                                  604           531          -
          Principal                              16,536        37,605          -
                                               ---------     ---------    -----------

                    Total distributions
                      and redemptions           520,490       520,660        451,143
                                               ---------     ---------    -----------

                    Total increase (decrease)   (90,752)     (451,991)       249,715

      Net assets at beginning of year          6,098,350     6,550,341     6,300,626
                                               ---------     ---------    -----------

      Net assets at end of year (including
         undistributed net investment
         income of  $123,960,  $121,130 and
         $118,172, respectively)             $ 6,007,598     6,098,350     6,550,341
                                               =========     =========    ===========

      See accompanying notes to financial statements.

INSURED MUNICIPAL SECURITIES TRUST, NEW JERSEY NAVIGATOR INSURED SERIES 1

Notes to Financial Statements

June 30, 1995, 1994 and 1993






(1) Organization and Financial and Statistical Information

Insured Municipal Securities Trust, New Jersey Navigator Insured Series 1 (Trust) was organized on July 26, 1990 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated (Co-Sponsors) under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940.

(2) Summary of Significant Accounting Policies

United States Trust Company of New York (Trustee) has custody of and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto.

The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements. The accompanying financial statements have been adjusted to record the unrealized appreciation (depreciation) of investments and to record interest income and expenses on the accrual basis.

The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

Investments are carried at market value which is determined by Kenny S&P Evaluation Services (Evaluator). The market value of the investments is based upon the bid prices for the bonds at the end of the year, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

(3) Income Taxes

The Trust is not subject to Federal income taxes as provided for by the Internal Revenue Code.




                                  (Continued)

INSURED MUNICIPAL SECURITIES TRUST, NEW JERSEY NAVIGATOR INSURED SERIES 1

Notes to Financial Statements



(4) Trust Administration

The fees and expenses of the Trust are incurred and paid on the basis set forth under "Trust Expenses and Charges" in Part B of this Prospectus.

The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

See "Financial and Statistical Information" in Part A of this Prospectus for the amounts of per unit distributions during the years ended June 30, 1995, 1994 and 1993.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. 17 and 35 units were redeemed during the years ended June 30, 1995 and 1994. No units were redeemed during the year ended June 30, 1993.

(5) Net Assets

At June 30, 1995, the net assets of the Trust represented the interest of Certificateholders as follows:

    Original cost to Certificateholders                           $ 6,137,950
           Less initial gross underwriting commission                (300,760)

                                                                    5,837,190
    Cost of securities sold or called                                (289,361)
    Net unrealized appreciation                                       330,769
    Undistributed net investment income                               123,958
    Undistributed proceeds from bonds sold or called                    5,042
                  Total                                           $ 6,007,598


The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 6,000 units of fractional undivided interest of the Trust as of the date of deposit.

Undistributed net investment income includes accumulated accretion of original issue discount of $17,424.

INSURED MUNICIPAL SECURITIES TRUST, NEW JERSEY NAVIGATOR INSURED SERIES 1

Notes to Financial Statements

(6) Successor Trustee

Effective September 2, 1995, United States Trust Companyof New York was merged into Chase Manhattan Bank (National Association) ("Chase"). Accordingly, Chase is the successor trustee of the unit investment trusts sponsored by Bear Stearns and Co.

(7) Successor Sponsor

Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor ("the Sponsor") to certain of the unit investments trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear Stearns & Co. Inc., the previous sponsor.


INSURED MUNICIPAL SECURITIES TRUST
NEW JERSEY NAVIGATOR INSURED SERIES 1
Portfolio
June 30, 1995

Port-     Aggregate                                         Coupon Rate/   Redemption Feature
folio     Principal         Name of Issuer        Ratings   Date(s) of     S.F.--Sinking Fund       Market
No.         Amount        and Title of Bonds        (1)     Maturity(2)    Ref.--Refunding(2)(7)    Value(3)
-----      --------     ---------------------     -------   ------------   ---------------------     ---------

    1  $     175,000   N.J. Hlth. Care Facs.        AAA     6.000%         7/01/99 @ 100 S.F.    $      176,171
                       Finc. Auth. Rev.                     7/01/2023      7/01/99 @ 100 Ref.
                       Bonds St. Barnabas
                       Med. Cntr. Issue
                       1989 Series B (MBIA Corp.)

    2        500,000   N.J. Hlth. Care Facs.        AAA     7.750          7/01/03 @ 100 S.F.           544,675
                       Fincg. Auth.  Rev.                   7/01/2014      7/01/97 @ 102 Ref.
                       Bonds St. Clare's
                       Riverside Med. Cntr.
                       Issue 1987 Series D (MBIA
                       Corp.) (5)

    3        420,000   N.J. Hlth. Care Facs.        AAA     9.000          Currently @ 100 S.F.         430,273
                       Fincg. Auth. Rev.                    8/01/2025      8/01/95 @ 102 Ref.
                       Bonds The
                       Mountainside Hosp.
                       Issue (FHA Insrd.
                       Mtg.) 1985 Series A
                       (MBIA Corp.) (5)

    4        350,000   N.J. Hsg. & Mtg.             AAA     7.700          4/01/20 @ 100 S.F.           371,207
                       Finc. Agncy. Home                    10/01/2029     10/01/99 @ 102 Ref.
                       Buyer Rev. Bonds
                       Series 1989 D (MBIA Corp.)

    5        100,000   Bayshore N.J. Reg.           AAA     5.750          2/01/03 @ 100 S.F.           101,552
                       Swrg. Auth. Swr. Rev.                2/01/2007      8/1/95 @ 101.5 Ref.
                       Bonds Series 1977
                       (MBIA Corp.)

    6        100,000   Cnty. of Hudson N.J.         AAA     7.250          12/01/02 @ 100 S.F.          114,141
                       Correc. Fac. Rev.                    12/01/2021     12/01/00 @ 102 Ref.
                       Bonds Certs. of Part.
                       Series 1990 (MBIA
                       Corp.) (5)

    7        500,000   Hudson Cnty. N.J.            AAA     7.600          12/01/09 @ 100 S.F.          561,930
                       Certs. of Part.                      12/01/2021     12/01/98 @ 102 Ref.
                       (Correc. Fac.) Rev.
                       Bonds Series 1988
                       (MBIA Corp.) (5)

    8        500,000   Logan Twnshp. N.J.           AAA     7.000%         6/15/05 @ 100 S.F.           545,250
                       Bd. of Ed. Schl.                     6/15/2014      6/15/99 @ 102 Ref.
                       Dstrct. In The  Cnty.
                       of Glouchester N.J.
                       Certs. of Part.  Rev.
                       Bonds Lease Purch.
                       Agreement 1989
                       (MBIA Corp.)

    9        500,000   Mercer Cnty. N.J.            AAA     8.050          2/15/04 @ 100 S.F.           560,515
                       Imprvmnt. Auth. Rev.                 2/15/2015      2/15/98 @ 103 Ref.
                       Bonds (Hamilton Fire
                       Dstrct. Prjt. Fire
                       Dstrct. No. 9)
                       Series 1988B (MBIA
                       Corp.) (5)

   10        200,000   No. Jersey Dstrct.           AAA     6.000          11/15/10 @ 100 S.F.          200,058
                       Wtr. Supl. Commsn.                   11/15/2019     11/15/99 @ 100 Ref.
                       Wanaque No. Prjt.
                       Rev. Bonds Series
                       1989 A (MBIA Corp.)

   11        340,000   Ocean Cnty. N.J.             AAA     5.000          No Sinking Fund              308,302
                       Utils. Auth.                         1/01/2014      1/01/97 @ 100 Ref.
                       Wastewtr. Rev. Bonds
                       Rfndg. Series 1987
                       (MBIA Corp.)

   12        500,000   Borough of Pine Hill         AAA     7.600          6/30/03 @ 100 S.F.           546,570
                       N.J. Schl. Dstrct.                   12/30/2009     12/30/97 @ 101 Ref.
                       Camden Cnty. Certs.
                       of Part. Rev. Bonds
                       Lease Purch.
                       Agreement 1989
                       (MBIA Corp.) (5)

   13        250,000   Pleasantville N.J.           AAA     7.700          10/01/07 @ 100 S.F.          275,708
                       Schl. Dstrct. Certs.                 10/01/2013     10/01/98 @ 102 Ref.
                       of Part. 1988 Rev. Bonds
                       (MBIA Corp.)

   14        175,000   Stafford N.J. Muni.          AAA     7.600          6/01/10 @ 100 S.F.           194,177
                       Util. Auth. Ocean                    6/01/2014      6/01/98 @ 102 Ref.
                       Cnty. N.J. Wtr. Rev.
                       Bonds Series 1989
                       (MBIA Corp.) (5)

   15        305,000   Stafford N.J. Muni.          AAA     7.600%         6/01/10 @ 100 S.F.           338,422
                       Util. Auth. Ocean                    6/01/2014      6/01/98 @ 102 Ref.
                       Cnty. N.J. Swr. Rev.
                       Bonds Series 1989
                       (MBIA Corp.) (5)

   16        500,000   West Morris N.J. Reg.        AAA     7.500          9/15/01 @ 100 S.F.           553,180
                       Hi. Schl. Dstrct. In                 3/15/2009      3/15/99 @ 102 Ref.
                       the Cnty. of Morris &
                       Americal-East, Inc.
                       Bd. of Ed. Certs. of 1989
                       Part. Rev. Bonds
                       (MBIA Corp.)

   17        300,000   Camden Cnty. N.J.            AAA     0.000          No Sinking Fund               73,890
                       Muni. Utils. Auth.                   9/01/2018      None
                       Cnty. Agreement Swr.
                       Rev. Cap. Apprec.
                       Bonds Series 1990 A
                       (MBIA Corp.)
          ----------                                                                                -----------

       $   5,715,000                                                                             $    5,896,021
          ==========                                                                                ===========

See accompanying footnotes to portfolio and notes to financial statements.

INSURED MUNICIPAL SECURITIES TRUST, NEW JERSEY NAVIGATOR INSURED SERIES 1

Footnotes to Portfolio

June 30, 1995




(1) All ratings are by Standard & Poor's Corporation. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of this Prospectus.

(2) See "The Trust - Portfolio" in Part B of this Prospectus for an explanation of redemption features. See "Tax Status" in Part B of this Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1995, the net unrealized appreciation of all the bonds was comprised of the following:

                                    Gross unrealized appreciation    $ 363,332
                                    Gross unrealized depreciation     (32,563)

                                    Net unrealized appreciation     $  330,769

(4) The annual interest income, based upon bonds held at June 30, 1995, (excluding accretion of original issue discount on zero-coupon bonds) to the Trust is $400,480.

(5) The bonds have been prerefunded and will be redeemed at the next refunding call date.

(6) Bonds sold or called after June 30, 1995 are noted in a footnote "Changes in Trust Portfolio" under "Description of Portfolio" in Part A of this Prospectus.

(7) The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

                 NOTE:  Part A of This Prospectus May Not Be
                   Distributed Unless Accompanied by Part B.


                      INSURED MUNICIPAL SECURITIES TRUST
                        PENNSYLVANIA NAVIGATOR INSURED

                                   SERIES 1




            The Trust is a unit investment trust designated Series 1 ("Pennsylvania Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from Pennsylvania State and local taxes. Capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors (successor Sponsor to Bear, Stearns & Co. Inc.) and Gruntal & Co., Incorporated (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds.
Minimum purchase:  1 Unit.




            This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 1995 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust.


                  Investors should retain both parts of this Prospectus for
                       future reference.




      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   Prospectus Part A Dated October 31, 1995



83660.1

            THE TRUST. The Trust is a unit investment trust and was formed to preserve capital and to provide interest income (including earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from state and local taxes to the extent indicated herein when received by persons subject to state and local income taxation in a state in which the issuers of the Bonds are located. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, are rated "AAA" by Standard & Poor's Corporation. A Trust designated as a short/intermediate-term trust must have a dollar-weighted average portfolio maturity of more than two years but less than five years; a Trust designated as an intermediate-term trust must have a dollar-weighted average portfolio maturity of more than three years but not more than ten years; a Trust designated as an intermediate/long-term trust must have a dollar-weighted average portfolio maturity of more than ten years but less than fifteen years; and a Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and/or corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of these Bonds which pay interest income subject to the federal individual alternative minimum tax. See also "Tax Status" in Part B of this Prospectus.) Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in each Trust, and the cost of such Bonds to that Trust, see "Description of Portfolio" in this Part A). All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations. There can be no assurance that the Trust's investment objectives will be achieved. Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. (See "Portfolio" in Part B of this Prospectus.) Each Unit in the Trust represents a 1/2486th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.

            INSURANCE. Each of the Bonds in the Pennsylvania Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. Such amounts shall be reduced by any amounts received by the holders or the owners of the Bonds from any trustee for the Bond issuers, any other Bond insurers or any other source other than MBIA


                                    A-2
83660.1

Corp. MBIA Corp. has issued such policy or policies covering each of the Bonds in the Pennsylvania Navigator Trust and each such policy will remain in force until the payment in full of such Bonds, whether or not such Bonds continue to be held in the Pennsylvania Navigator Trust. The insurer's policies relating to small industrial development bonds and pollution control revenue bonds also guarantee the accelerated payments required to be made by or on behalf of an issuer of Bonds pursuant to the terms of the Bonds if there occurs an event which results in the loss of the tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. Such insurance does not cover accelerated payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of the tax exempt status of the interest on such Bonds nor does the insurance cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on any of the Bonds, including pollution control revenue bonds or small industrial development bonds. In the event of accelerated payments on any such Bonds unrelated to the taxability of interest on any such Bonds, the payments guaranteed by MBIA Corp. shall be made in such amounts and at such times such payment would have been made absent such an acceleration. The insurance relates only to the prompt payment of principal of and interest on the securities in the Pennsylvania Navigator Trust and does not remove market risk nor does it guarantee the market value of Units in the Pennsylvania Navigator Trust. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the Pennsylvania Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. No representation is made herein as to any bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds in the Pennsylvania Navigator Trust. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of MBIA Corp. may be downgraded, which may result in a downgrading of the rating of the Units in the Pennsylvania Navigator Trust. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the Pennsylvania Navigator Trust may be Pre-Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

            Upon notification from the trustee for any bond issuer or any holder or owner of the Bonds that such trustee or paying agent has insufficient funds to pay any principal or interest in full when due, MBIA Corp. will be obligated to deposit funds promptly with Citibank, N.A., New York, New York, as fiscal agent for MBIA Corp., sufficient to fully cover the deficit. If notice of nonpayment is received on or after the due date, MBIA Corp. will provide for payment within one business day following receipt of the notice. Upon payment by MBIA Corp. of any Bonds, coupons, or interest payments, MBIA Corp. shall succeed to the rights of the owner of such Bonds, coupons or interest payments with respect thereto.

            Some of the Bonds in the Pennsylvania Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies"). Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. The insurance, unless obtained by MBIA Corp., will also cover any accelerated payments of principal

                                    A-3
83660.1
and any increase in interest payments or premiums, if any, payable upon mandatory redemption of the Bonds if interest on any such Bond is ultimately deemed to be subject to federal income tax. Insurance obtained from MBIA Corp. only guarantees the full and complete payments required to be made by or on behalf of an issuer of small industrial revenue bonds and pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. To the extent, therefore, that Bonds are only covered by insurance obtained from MBIA Corp., such Bonds will not be covered for the full and complete payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of he insurance are more fully described herein. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.

            All of the Bonds in the Pennsylvania Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 72% of the Bonds in the Pennsylvania Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Portfolio that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows:
Financial Guaranty Insurance Company ("Financial Guaranty"), 20%; Municipal Bond Insurance Association ("MBIA"), 20%; and MBIA Corp., 32%.


            PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 3.11% of the Public Offering Price, or 3.209% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,072.52 plus accrued interest of $12.40 under the monthly distribution plan, $18.10 under the semi-annual distribution plan and $53.31 under the annual distribution plan, for a total of $1,084.92, $1,090.62 and $1,125.83, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


            ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method previously described under "Public Offering Price") as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

            Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on

                                    A-4
83660.1
the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

            Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

            The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

            A schedule of cash flow projections is available from the Sponsors upon request.

            DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, the amount of the first interest distributions and the specific dates representing the First Payment Date and the First Record Date see "Summary of Essential Information.")


            MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at a price based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 3.11% of the Public Offering Price (3.209% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)



                                    A-5
83660.1

            TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

                                    A-6
83660.1

                      INSURED MUNICIPAL SECURITIES TRUST
                        PENNSYLVANIA NAVIGATOR INSURED
                                   SERIES 1

             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1995


Date of Deposit:  July 26, 1990              Weighted Average Life
Principal Amount of Bonds ...  $2,500,000      to Maturity:  7.9 Years.
Number of Units .............  2,486         Minimum Value of Trust:
Fractional Undivided Inter-                    Trust may be terminated if
  est in Trust per Unit .....  1/2486          value of Trust is less than
Principal Amount of                            $1,000,000 in principal amount
  Bonds per Unit ............  $1,005.63       of Bonds.
Secondary Market Public                      Mandatory Termination Date:
  Offering Price**                             The earlier of December 31,
  Aggregate Bid Price                          2039 or the disposition of the
    of Bonds in Trust .......  $2,585,760+++   last Bond in the Trust.
  Divided by 2,486 Units ....  $1,040.13     Trustee***:  Chase Manhattan
  Plus Sales Charge of 3.11%                   Bank, N.A.
    of Public Offering Price   $32.38        Trustee's Annual Fee:  Monthly
  Public Offering Price                        plan $1.07 per $1,000; semi-
    per Unit ................  $1,072.52+      annual plan $.62 per $1,000;
Redemption and Sponsors'                       and annual plan is $.37 per
  Repurchase Price                             $1,000.
  per Unit ..................  $1,040.13+    Evaluator:  Kenny S&P Evaluation
                                        +++    Services.
                                        ++++ Evaluator's Fee for Each
Excess of Secondary Market                     Evaluation:  Minimum of $8 plus
  Public Offering Price                        $.25 per each issue of Bonds in
  over Redemption and                          excess of 50 issues (treating
  Sponsors' Repurchase                         separate maturities as separate
  Price per Unit ............  $32.38++++      issues).
Difference between Public                    Sponsors:  Reich & Tang
  Offering Price per Unit                      Distributors L.P. and Gruntal &
  and Principal Amount per                     Co., Incorporated.
  Unit Premium/(Discount) ...  $66.89        Sponsors' Annual Fee:  Maximum
Evaluation Time:  4:00 p.m.                    of $.25 per $1,000 principal
  New York Time.                               amount of Bonds (see "Trust
Minimum Principal Distribution:                Expenses and Charges" in Part B
  $1.00 per Unit.                              of this Prospectus).


      PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                          Monthly     Semi-Annual    Annual
                                          Option        Option       Option

Gross annual interest income# .........   $72.32       $72.32         $72.32
Less estimated annual fees and
  expenses ............................     2.65         2.03           1.74
Estimated net annual interest             ______       ______         ______
  income (cash)# ......................   $69.67       $70.29         $70.58
Estimated interest distribution# ......     5.80        35.14          70.58
Estimated daily interest accrual# .....    .1935        .1952          .1960
Estimated current return#++ ...........    6.50%        6.55%          6.58%
Estimated long term return++ ..........    4.82%        4.88%          4.91%
Record dates ..........................   1st of      Dec. 1 and     Dec. 1
                                          each month  June 1
Interest distribution dates ...........   15th of     Dec. 15 and    Dec. 15
                                          each month  June 15

                                    A-7
83660.1

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


 *** The Trustee maintains its corporate trust office at 770 Broadway, New York, New York 10003 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   + Plus accrued interest to the expected date of settlement (approximately five business days after purchase) of $12.40 monthly, $18.10 semi-annually and $53.31 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.


                                    A-8
83660.1

                        INFORMATION REGARDING THE TRUST
                              AS OF JUNE 30, 1995



DESCRIPTION OF PORTFOLIO*

            The portfolio of the Trust consists of 11 issues representing obligations of 11 issuers located in the state of Pennsylvania. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 10% are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $125,000 of the principal amount of the Bonds is a general obligation bond. All ten of the remaining issues representing $2,375,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Convention Center 1, Correctional Facilities 1, Gas 1, Hospital 1, Port Authority 1, Sewer 1, Turnpike 1, University 1, and Water and Sewer 2. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

            As of June 30, 1995, $375,000 (approximately 15% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $125,000 (approximately 5% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 58% were purchased at a premium and approximately 27% were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.

            None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


--------
* Changes in the Trust Portfolio: From July 1, 1995 to September 15, 1995, 207 Units were redeemed and are no longer contained in the Trust.


                                    A-9
83660.1

                     FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                       Distribu-
                                                                       tions of
                                           Distributions of Interest   Principal
                                          During the Period (per Unit)  During
                             Net Asset*              Semi-               the
                 Units Out-    Value      Monthly    Annual   Annual    Period
Period Ended      standing    Per Unit    Option     Option   Option (Per Unit)


June 30, 1993       2,500    $1,104.74    $69.24     $69.87   $70.16     -0-
June 30, 1994       2,500     1,059.71     69.24      69.87    70.16     -0-
June 30, 1995       2,486     1,057.73     69.34      69.99    70.17     -0-


--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                    A-10
83660.1

Independent Auditors' Report


The Sponsor, Trustee and Certificateholders
Insured Municipal Securities Trust, Pennsylvania Navigator Insured Series 1:


We have audited the accompanying statement of net assets, including the portfolio, of Insured Municipal Securities Trust, Pennsylvania Navigator Insured Series 1 as of June 30, 1995, and the related statements of operations, and changes in net assets for each of the years in the three year period then ended. These financial statements are the responsibility of the Trustee (see note 2). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, Pennsylvania Navigator Insured Series 1 as of June 30, 1995, and the results of its operations and the changes in its net assets for each of the years in the three year period then ended, in conformity with generally accepted accounting principles.




                        KPMG Peat Marwick LLP


New York, New York
September 15, 1995
except as to Note 7 as to
which the date is
September 28, 1995

                        INSURED MUNICIPAL SECURITIES TRUST
                      PENNSYLVANIA NAVIGATOR INSURED SERIES 1

                              Statement of Net Assets

                                 June 30, 1995

       Investments in marketable securities,
          at market value (cost $2,457,809)                    $  2,600,113

       Excess of other assets over total liabilities                 29,413
                                                                  ----------

       Net assets 2,486 units of fractional undivided
          interest outstanding $1,057.73 per unit)             $  2,629,526
                                                                  ==========

       See accompanying notes to financial statements.

                      INSURED MUNICIPAL SECURITIES TRUST
                     PENNSYLVANIA NAVIGATOR INSURED SERIES 1
                             Statements of Operations

                             Years Ended June 30,
                                              -------- - ---------     --------
                                              --------   ---------     --------
                                                1995       1994          1993
                                              --------   ---------     --------

    Investment income - interest       $     $181,828     181,692      181,565
                                              --------   ---------     --------

    Expenses:
       Trustee's fees                           3,987       3,693        3,705
       Evaluator's fees                         1,619       1,758        1,557
       Sponsor's advisory fee                     625         625          625
                                              --------   ---------     --------

                  Total expenses                6,231       6,076        5,887
                                              --------   ---------     --------

                  Investment income, net      175,597     175,616      175,678

    Unrealized appreciation
      (depreciation) for the year              (7,110)   (114,379)     127,007
                                              --------   ---------     --------

                 Net increase in net
                   assets resulting
                   from operations     $     $168,487      61,237      302,685
                                              ========   =========     ========

    See accompanying notes to financial statements.

                     INSURED MUNICIPAL SECURITIES TRUST
                    PENNSYLVANIA NAVIGATOR INSURED SERIES 1
                     Statements of Changes in Net Assets

                                                    Years ended June 30,
                                         ----------- -     -----------     - ----------
                                         -----------       -----------       ----------
                                            1995              1994              1993
                                         -----------       -----------       ----------

Operations:
   Investment income, net              $    175,597           175,616          175,678
   Unrealized appreciation
     (depreciation) for the year             (7,110)         (114,379)         127,007
                                         -----------       -----------       ----------

             Net increase in net
               assets resulting
               from operations              168,487            61,237          302,685
                                         -----------       -----------       ----------

Distributions to Certificateholders:
    Investment income                       173,568           173,810          173,819
Redemptions:
    Interest                                    325             -                -
    Principle                                14,353             -                -
                                         -----------       -----------       ----------

             Total distributions            188,246           173,810          173,819
                                         -----------       -----------       ----------

             Total increase (decrease)      (19,759)         (112,573)         128,866

Net assets at beginning of year           2,649,285         2,761,858        2,632,992
                                         -----------       -----------       ----------

Net assets at end of year (including
   undistributed net investment
   income of $52,531 , $50,827, and
   $49,021, respectively)              $  2,629,526         2,649,285        2,761,858
                                         ===========       ===========       ==========

See accompanying notes to financial statements.

INSURED MUNICIPAL SECURITIES TRUST
 PENNSYLVANIA NAVIGATOR INSURED SERIES 1

Notes to Financial Statements

June 30, 1995, 1994 and 1993




(1) Organization and Financial and Statistical Information

Insured Municipal Securities Trust, Pennsylvania Navigator Insured Series 1 (Trust) was organized on July 26, 1990 (date of deposit) by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated (Co-Sponsors) under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940.

(2) Summary of Significant Accounting Policies

United States Trust Company of New York (Trustee) has custody of and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto.

The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements. The accompanying financial statements have been adjusted to record the unrealized appreciation (depreciation) of investments and to record interest income and expenses on the accrual basis.

The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

Investments are carried at market value which is determined by Kenny S&P Evaluation Services (Evaluator). The market value of the investments is based upon the bid prices for the bonds at the end of the period, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are deTermined on the basis of average cost of the securities sold or redeemed.

(3) Income Taxes

The Trust is not subject to Federal income taxes as provided for by the Internal Revenue Code.

                        (Continued)

INSURED MUNICIPAL SECURITIES TRUST
 PENNSYLVANIA NAVIGATOR INSURED SERIES 1

Notes to Financial Statements

(4) Trust Administration

The fees and expenses of the Trust are incurred and paid on the basis set forth under "Trust Expenses and Charges" in Part B of this Prospectus.

The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

See "Financial and Statistical Information" in Part A of this Prospectus for the amounts of per unit distributions during the years ended June 30, 1995, 1994 and 1993.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. 14 units were redeemed for the year ended June 30, 1995. No units were redeemed for the years ended June 30, 1994 and 1993.

(5) Net Assets

At June 30, 1995, the net assets of the Trust represented the interest of Certificateholders as follows:

        Original cost to Certificateholders                    $ 2,575,230
        Less initial gross underwriting commission                (126,186)
                                                                 2,449,044

        Net unrealized appreciation                                142,304
        Undistributed net investment income                         52,531
        Undistributed proceeds from bonds sold or called           (14,353)

                                Total                          $ 2,629,526

       The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 2,500 units of fractional undivided interest of the Trust as of the date of deposit.

       Undistributed net investment income includes accumulated accretion of original issue discount of $8,765.

INSURED MUNICIPAL SECURITIES TRUST
 PENNSYLVANIA NAVIGATOR INSURED SERIES 1

Notes to Financial Statements


(6) Successor Trustee

Effective September 2, 1995, United States Trust Companyof New York was merged into Chase Manhattan Bank (National Association) ("Chase"). Accordingly, Chase is the successor trustee of the unit investment trusts sponsored by Bear Stearns and Co.

(7) Successor Sponsor

Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor ("the Sponsor") to certain of the unit investments trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear Stearns & Co. Inc., the previous sponsor.

INSURED MUNICIPAL SECURITIES TRUST
PENNSYLVANIA NAVIGATOR INSURED SERIES 1

Portfolio
 June 30, 1995

   Port-  Aggregate                                                Coupon Rate/     Redemption Feature
   folio  Principal            Name of Issuer            Ratings   Date(s) of       S.F.--Sinking Fund          Market
   No.    Amount             and Title of Bonds            (1)     Maturity(2)      Ref.--Refunding(2) (7)      Value(3)
----      ---------    -------------------------------   -------   --------------   -----------------------     ----------

  1   $     250,000    Penn. Cnvntn. Cntr. Auth. Rev.      AAA     6.000%           No Sinking Fund          $     253,978
                       Bonds Series 1989 A (MBIA                   9/01/2019        None
                       Corp.)

  2         250,000    Penn. Hi. Ed. Facs. Auth. Rev.      AAA     7.200            7/01/10 @ 100 S.F.             273,745
                       Bonds (Hahnemann Univ. Prjt.)               7/01/2019        7/01/99 @ 102 Ref.
                       Series 1989 (MBIA Corp.)

  3         250,000    Penn. Tnpke. Comm. Tnpke. Rev.      AAA     7.875            12/01/07 @ 100 S.F.            268,530
                       Bonds Series 1986 A (MBIA                   12/01/2015       12/01/96 @ 102 Ref.
                       Corp.) (5)

  4         250,000    Allegheny Cnty. Penn. Hosp.         AAA     8.125            10/01/05 @ 100 S.F.            276,380
                       Dev. Auth.  Rev. Bonds                      10/01/2008       10/01/97 @ 102 Ref.
                       (Magee-Womens Hosp.) Series
                       1988 A (MBIA Corp.) (5)

  5         175,000    Centre Cnty. Penn. Univ. Area       AAA     7.100            9/01/11 @ 100 S.F.             196,292
                       Joint Auth. Swr. Rev. Bonds                 9/01/2020        9/01/00 @ 101 Ref.
                       Series 1990 (MBIA Corp.) (5)

  6         250,000    Northampton, Bucks Cnty. Penn.      AAA     9.250            12/01/01 @ 100 S.F.            255,818
                       Muni. Auth. Wtr. & Swr. Rev.                12/01/2013       12/01/95 @ 100 Ref.
                       Rfndg. Bonds Series 1985 (MBIA
                       Corp.) (5)

  7         200,000    Philadelphia Penn. Gas  Wks.        AAA     7.875            7/01/08 @ 100 S.F.             218,346
                       Rev. Bonds Eleventh Series A                7/01/2017        7/01/97 @ 102 Ref.
                       1987 (MBIA Corp.) (5)

  8          25,000    Philadelphia Penn. Muni. Auth.      AAA     7.800            4/01/08 @ 100 S.F.              28,243
                       Criminal Justice  Cntr. Rfndg.              4/01/2018        4/01/00 @ 100 Ref.
                       Rev. Bonds Series 1988 (MBIA
                       Corp.) (5)

  8a        225,000    Philadelphia Penn. Muni. Auth.      AAA     7.800            4/01/08 @ 100 S.F.             254,187
                       Criminal Justice  Cntr. Rfndg.              4/01/2018        4/01/00 @ 100 Ref.
                       Rev. Bonds Series 1988 (MBIA
                       Corp.) (5)

  9         250,000    Philadelphia Penn. Rgnl. Port       AAA     7.150            8/01/11 @ 100 S.F.             278,602
                       Auth. (Cmmnwlth. of Penn.)                  8/01/2020        8/01/00 @ 100 Ref.
                       Cmmnwlth.  Lease Rev. Bonds
                       Series 1990 (MBIA Corp.) (5)

 10         250,000    Philadelphia Penn. Wtr. & Swr.      AAA     7.250            7/01/06 @ 100 S.F.             260,713
                       Rev. Bonds Twelth Series 1986               7/01/2014        7/01/96 @ 101 Ref.
                       (MBIA Corp.) (5)

 11         125,000    Ringgold Penn. Schl. Dstrct.        AAA     0.000            No  Sinking Fund                35,279
                       Washington Cnty. Gen. Oblig.                12/15/2015       None
                       Rev. Rfndg. Bonds Series 1990
                                                                                                                ----------
                       (MBIA Corp.)
          ---------

      $   2,500,000                                                                                          $   2,600,113
          =========                                                                                             ==========


See accompanying footnotes to portfolio and notes to financial statements.

INSURED MUNICIPAL SECURITIES TRUST
 PENNSYLVANIA NAVIGATOR INSURED SERIES 1

Footnotes to Portfolio

June 30, 1995




(1) All ratings are by Standard & Poor's Corporation. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of this Prospectus.

(2) See "The Trust - Portfolio" in Part B of this Prospectus for an explanation of redemption features. See "Tax Status" in Part B of this Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1995, the net unrealized appreciation of all the bonds was comprised of the following:

                    Gross unrealized appreciation      $ 372,220
                    Gross unrealized depreciation       (229,916)

                        Net unrealized appreciation    $ 142,304

(4) The annual interest income (excluding accretion of original issue discount on zero-coupon bonds), based on bonds held at June 30, 1995, to the Trust is $179,800.

(5) The bonds have been prerefunded and will be redeemed at the next refunding call date.

(6) Bonds sold or called after June 30, 1995 are noted in a footnote "Changes in Trust Portfolio" under "Description of Portfolio" in Part A of this Prospectus.

(7) The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

                 NOTE:  Part A of This Prospectus May Not Be
                   Distributed Unless Accompanied by Part B.


                      INSURED MUNICIPAL SECURITIES TRUST

                                   SERIES 25




            The Trust is a unit investment trust designated Series 25 ("Insured Municipal Trust") with an underlying portfolio of long-term insured tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law but may be subject to state and local taxes. Capital gains, however, are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. (successor Sponsor to Bear, Stearns & Co. Inc.) and Gruntal & Co., Incorporated (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.




            This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 1995 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust.


                  Investors should retain both parts of this Prospectus for
                       future reference.




      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   Prospectus Part A Dated October 31, 1995



83567.1

            THE TRUST. The Trust is a unit investment trust formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust. The "AAA" rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus, and for a list of ratings on the Evaluation Date see the "Portfolio." A Trust designated as a short/intermediate-term trust must have a dollar-weighted average portfolio maturity of more than two years but less than five years; a Trust designated as an intermediate-term trust must have a dollar-weighted average portfolio maturity of more than three years but not more than ten years; a Trust designated as an intermediate/long-term trust must have a dollar-weighted average portfolio maturity of more than ten years but less than fifteen years; and a Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. (See "Tax Status" in Part B of this Prospectus.) For a list of ratings on the Evaluation Date, see "Portfolio." Some of the Bonds may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of any current interest. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre-Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of issuers of the Bonds or the insurers thereof to meet their obligations. There can be no assurance that the Trust's investment objectives will be achieved. Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to changes in interest rates. Each Unit in the Trust represents a 1/4609th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby


                                    A-2
83567.1
are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.


            INSURANCE. Each of the Bonds in the Trust is insured by a municipal bond guaranty insurance policy obtained by either the Sponsor ("Sponsor-Insured Bonds") or the issuers of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies (the "Insurance Companies"), described under "Insurance on the Bonds" in Part B of this Prospectus, covering scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. The insurance, unless obtained by MBIA Insurance Corporation ("MBIA Corp."), will also cover any accelerated payments of principal and the increase in interest payments or premiums, if any, payable upon mandatory redemption of the Bonds if interest on any Bonds is ultimately deemed to be subject to regular federal income tax. Insurance obtained from MBIA Corp. only guarantees the accelerated payments required to be made by or on behalf of an issuer of small industrial revenue bonds and pollution control bonds if there is an event which results in the loss of tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. To the extent, therefore, that Bonds are only covered by insurance obtained from MBIA Corp., such Bonds will not be covered for the accelerated payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds (although the insurance, including insurance obtained by MBIA Corp., does guarantee payment of principal and interest in such amounts and at such times as such amounts would have been due absent such acceleration). The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolio, and does not remove market risks or guarantee the market value of the Units in the Trust. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. For a discussion of the effect of an occurrence of nonpayment of principal or interest on any Bonds in the Trust, see "Portfolio Supervision" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds. In addition, investors should be aware that, subsequent to the Date of Deposit, the rating of the claims paying ability of the insurer of an underlying Bond may be downgraded, which may result in a downgrading of the rating of the Units in the Trust. The approximate percentage of the aggregate principal amount of the portfolio that is insured by each insurance company is as follows: AMBAC Indemnity Corp. ("AMBAC"), 23.6%; Bond Investor's Guaranty ("BIG"), 9.5%; Capital Guaranty Insurance Company ("Capital Guaranty"), 8.%; Financial Guaranty Insurance Company ("Financial Guaranty"), 21.4%; Financial Security Assurance, Inc. ("Financial Security"), 21.4%; Municipal Bond Insurance Association ("MBIA"), 10.7%; and MBIA Corp., 5.4%.

            PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 3.30% of the Public Offering Price, or 3.412% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $1,044.25 plus accrued interest of $12.80 under the monthly distribution plan, $18.52 under the semi-annual distribution plan and $54.00 under the annual distribution plan, for a total of $1,057.05, $1,062.77 and $1,098.25, respectively. The Public Offering


                                    A-3
83567.1

Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


            ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method previously described under "Public Offering Price") as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".


            Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

            Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

            The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with the changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

            A schedule of cash flow projections is available from the Sponsor upon request.

            DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of the Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See

                                    A-4
83567.1

"Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


            MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 3.30% of the Public Offering Price (3.412% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Liquidity--Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


            TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas, see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.


                                    A-5
83567.1

                      INSURED MUNICIPAL SECURITIES TRUST
                                   SERIES 25

             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1995


Date of Deposit:  September 13, 1990         Weighted Average Life to
Principal Amount of Bonds ...  $4,455,000      Maturity:  6.1 Years.
Number of Units .............  4,609         Minimum Value of Trust:
Fractional Undivided Inter-                    Trust may be terminated if
  est in Trust per Unit .....  1/4609          value of Trust is less than
Principal Amount of                            $2,000,000 in principal amount
  Bonds per Unit ............  $966.59         of Bonds.
Secondary Market Public                      Mandatory Termination Date:
  Offering Price**                             The earlier of December 31,
  Aggregate Bid Price                          2039 or the disposition of the
    of Bonds in Trust .......  $4,659,243+++   last Bond in the Trust.
  Divided by 4,609 Units ....  $1,010.90     Trustee***:  Chase Manhattan
  Plus Sales Charge of 3.30%                   Bank, N.A.
    of Public Offering Price   $33.35        Trustee's Annual Fee:  Monthly
  Public Offering Price                        plan $.96 per $1,000; semi-
    per Unit ................  $1,044.25+      annual plan $.50 per $1,000;
Redemption and Sponsors'                       and annual plan is $.32 per
  Repurchase Price                             $1,000.
  per Unit ..................  $1,010.90+    Evaluator:  Kenny S&P Evaluation
                                        +++    Services.
                                        ++++ Evaluator's Fee for Each
Excess of Secondary Market                     Evaluation:  Minimum of $8 plus
  Public Offering Price                        $.25 per each issue of Bonds in
  over Redemption and                          excess of 50 issues (treating
  Sponsors' Repurchase                         separate maturities as separate
  Price per Unit ............  $33.35++++      issues).
Difference between Public                    Sponsors:  Reich & Tang
  Offering Price per Unit                      Distributors L.P. and Gruntal &
  and Principal Amount per                     Co., Incorporated
  Unit Premium/(Discount) ...  $77.66        Sponsors' Annual Fee:  Maximum of
Evaluation Time:  4:00 p.m.                    $.25 per $1,000 principal
  New York Time.                               amount of Bonds (see "Trust
Minimum Principal Distribution:                Expenses and Charges" in Part B
  $1.00 per Unit.                              of this Prospectus).


      PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                          Monthly     Semi-Annual    Annual
                                          Option        Option       Option

Gross annual interest income# .........   $71.41       $71.41         $71.41
Less estimated annual fees and
  expenses ............................     2.06         1.46           1.27
Estimated net annual interest             ______       ______         ______
  income (cash)# ......................   $69.35       $69.95         $70.14
Estimated interest distribution# ......     5.77        34.97          70.14
Estimated daily interest accrual# .....    .1926        .1943          .1948
Estimated current return#++ ...........    6.64%        6.70%          6.72%
Estimated long term return++ ..........    4.17%        4.22%          4.24%
Record dates ..........................   1st of      Dec. 1 and     Dec. 1
                                          each month  June 1
Interest distribution dates ...........   15th of     Dec. 15 and    Dec. 15
                                          each month  June 15

                                    A-6
83567.1

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


 *** The Trustee maintains its corporate trust office at 770 Broadway, New York, New York 10003 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   + Plus accrued interest to the expected date of settlement (approximately five business days after purchase) of $12.80 monthly, $18.52 semi-annually and $54.00 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.


                                    A-7
83567.1

                        INFORMATION REGARDING THE TRUST
                              AS OF JUNE 30, 1995


DESCRIPTION OF PORTFOLIO*


            The portfolio of the Trust consists of 10 issues representing obligations of issuers located in 6 states and the District of Columbia. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 20.2% are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $500,000 of the principal amount of the Bonds is a general obligation bond. All nine of the remaining issues representing $4,170,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Coal Power 1, Electric 1, Hospital 2, Sewer 1, Special Obligation 1, Toll Road 1 and Transit Facility 2. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

            As of June 30, 1995, $1,125,000 (approximately 24.1% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $250,000 (approximately 5.4% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 10.7% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 65.2% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


            None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


--------
* Changes in the Trust Portfolio: From July 1, 1995 to September 15, 1995 $15,000 of the principal amount of the Bond in portfolio no. 3, has been called and is no longer contained in the Trust. $200,000 of the principal amount of the Bond in portfolio no. 6 has been sold and is no longer contained in the Trust.


                                    A-8
83567.1

                     FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                     Distribu-
                                                                      tions of
                                            Distributions of InterestPrincipal
                                          During the Period (per Unit)   During
                              Net Asset*            Semi-             the
                 Units Out-     Value     Monthly   Annual  Annual   Period
Period Ended      standing     Per Unit   Option    Option  Option  (Per Unit)


June 30, 1993      4,962      $1,119.49    $72.47  $73.13   $73.32      -0-
June 30, 1994      4,944       1,074.09     72.44   73.13    73.31      -0-
June 30, 1995      4,609       1,078.60     71.27   71.93    73.32    $35.60


--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                    A-9
83567.1

Independent Auditors' Report


The Sponsor, Trustee and Certificateholders
Insured Municipal Securities Trust, Series 25:


We have audited the accompanying statement of net assets, including the portfolio, of Insured Municipal Securities Trust, Series 25 as of June 30, 1995, and the related statements of operations, and changes in net assets for each of the years in the three year period then ended. These financial statements are the responsibility of the Trustee (see note 2). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, Series 25 as of June 30, 1995, and the results of its operations and the changes in its net assets for each of the years in the three year period then ended in conformity with generally accepted accounting principles.




            KPMG Peat Marwick LLP


New York, New York
September 15, 1995
except as to Note 7 as to
which the date is
September 28, 1995

                  INSURED MUNICIPAL SECURITIES TRUST, SERIES 25

                              Statement of Net Assets

                                 June 30, 1995

       Investments in marketable securities,
          at market value (cost$4,558,810)                       $ 4,898,639

       Excess of other assets over total liabilities                  72,610

       Net assets 4,609 units  of fractional undivided
          interest outstanding,$1,078.60 per  unit)              $ 4,971,249

       See accompanying notes to financial statements.

                        INSURED MUNICIPAL SECURITIES TRUST,  SERIES 25

                                   Statements of Operations

                                                 Years ended June 30,
                                        --------  -- --------  - - --------
                                        --------     --------      --------
                                          1995         1994          1993
                                        --------     --------      --------

   Investment income - interest       $ 360,910      372,069       373,033
                                        --------     --------      --------

   Expenses:
      Trustee's fees                      7,429        6,086         6,828
      Evaluator's fees                    2,200        2,386         2,115
      Sponsor's fees                      1,239        1,243         1,246
                                        --------     --------      --------

                 Total expenses          10,868        9,715        10,189
                                        --------     --------      --------

                 Investment income, net 350,042      362,354       362,844
                                        --------     --------      --------

   Realized and unrealized gain (loss) on investments:
        Net realized gain (loss)
          on bonds sold or called         2,623         (310)         (309)
        Unrealized appreciation
          (depreciation) for the year   (49,269)     (227,589)     207,489
                                        --------     --------      --------

              Net gain (loss) on
                  investments           (46,646)     (227,899)     207,180
                                        --------     --------      --------
              Net increase in net
                assets resulting
                from operations       $ 303,396      134,455       570,024
                                        ========     ========      ========

   See accompanying notes to financial statements.

                       INSURED MUNICIPAL SECURITIES TRUST,  SERIES 25

                             Statements of Changes in Net Assets

                                                    Years ended June 30,
                                        -----------  -  ----------  -- ----------
                                        -----------     ----------     ----------
                                           1995            1994           1993
                                        -----------     ----------     ----------

Operations:
   Investment income, net             $    350,042        362,354        362,844
   Net realized gain  (loss) on
     bonds sold or called                    2,623           (310)          (309)
   Unrealized appreciation
     (depreciation) for the year           (49,269)      (227,589)       207,489
                                        -----------     ----------     ----------

               Net increase in net
                 assets resulting
                 from operations           303,396        134,455        570,024
                                        -----------     ----------     ----------

Distributions to Certificateholders:
     Investment income                     349,688        358,725        360,875
     Princpal                              172,411          -              -

Redemptions:
     Interest                                1,958            509            251
     Principal                             118,406         19,829         17,290
                                        -----------     ----------     ----------

               Total distributions and
                 redemptions               642,463        379,063        378,416
                                        -----------     ----------     ----------

               Total increase (decrease)  (339,067)      (244,608)       191,608

Net assets at beginning of year          5,310,316      5,554,924      5,363,316
                                        -----------     ----------     ----------

Net assets at end of year (including
   undistributed net investment
   income of $100,714, $102,318 and
   $99,198, respectively)             $  4,971,249      5,310,316      5,554,924
                                        ===========     ==========     ==========

See accompanying notes to financial statements.

INSURED MUNICIPAL SECURITIES TRUST, SERIES 25

Notes to Financial Statements

June 30, 1995, 1994 and 1993




(1)            Organization and Financial and Statistical Information

Insured Municipal Securities Trust, Series 25 (Trust) was organized on September 13, 1990 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated (Co-Sponsors) and under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940.


(2)            Summary of Significant Accounting Policies

United States Trust Company of New York (Trustee) has custody of and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto.

The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements. The accompanying financial statements have been adjusted to record the unrealized appreciation (depreciation) of investments and to record interest income and expEnses on the accrual basis.

The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

Investments are carried at market value which is determined by Kenny S&P Evaluation Services (Evaluator). The market value of the investments is based upon the bid prices for the bonds at the end of the period, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

(3)            Income Taxes

The Trust is not subject to Federal income taxes as provided for by the Internal Revenue Code.

            (Continued)

INSURED MUNICIPAL SECURITIES TRUST, SERIES 25

Notes to Financial Statements


(4)            Trust Administration

The fees and expenses of the Trust are incurred and paid on the basis set forth under "Trust Expenses and Charges" in Part B of this Prospectus.

The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. 335, 18, and 16 units were redeemed during the years ended June 30, 1995, 1994 and 1993 respectively.

 See "Financial and Statistical Information" in Part A of this Prospectus for the amounts of per unit distributions during the years
 ended June 30, 1995, 1994 and 1993.

(5)             Net Assets

       At June 30, 1995, the net assets of the Trust represented the interest of Certificateholders as follows:

        Original cost to Certificateholders                      $  5,130,921
        Less initial gross underwriting commission                   (251,415)

                                                                     4,879,506

              Accumulated cost of bonds sold or called               (333,806)
              Net unrealized appreciation                             339,829
              Undistributed net investment income                     100,714
              Distribution in excess proceeds from bonds
                    sold or called                                    (14,994)

                    Total                                        $  4,971,249


             The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 5,000 units of fractional undivided interest of the Trust as of the date of deposit.

             Undistributed net investment income includes accumulated accretion of original issue discount of $13,110.

INSURED MUNICIPAL SECURITIES TRUST, SERIES 25

Notes to Financial Statements


(6)            Successor Trustee

Effective September 2, 1995, United States Trust Companyof New York was merged into Chase Manhattan Bank (National Association) ("Chase"). Accordingly, Chase is the successor trustee of the unit investment trusts sponsored by Bear Stearns and Co.

(7)            Successor Sponsor

Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor ("the Sponsor") to certain of the unit investments trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear Stearns & Co. Inc., the previous sponsor.

 INSURED MUNICIPAL SECURITIES TRUST, SERIES 25
 Portfolio
  June 30, 1995

   Port-   Aggregate                                     Coupon Rate/   Redemption Feature
   folio   Principal      Name of Issuer       Ratings   Date(s) of     S.F.--Sinking Fund       Market
   No.     Amount       and Title of Bonds       (1)     Maturity(2)    Ref.--Refunding(2)(7)    Value(3)
---        ---------   ---------------------   -------   ------------   --------------------     ---------

 1    $      500,000   Univ. of Mass. Bldg.      AAA     7.500%         5/01/07 @ 100  S.F.   $    544,680
                       Auth. Prjt. Rev.                  5/01/2014      5/01/98 @ 102 Ref.
                       Bonds Series 1988A
                       (Financial Security)

 2           500,000   Mass. Bay Trans.          AAA     7.750          No Sinking Fund            553,020
                       Auth. Trans. Sys.                 3/01/2010      3/01/98 @ 102 Ref.
                       Series 1988 A
                       (Financial Security)
                       (5)

 3           445,000   Reno Nevada Hosp.         AAA     7.750          7/01/91 @ 100 S.F.         502,294
                       Rev. Bonds (St.                   7/01/2015      1/01/00 @ 102 Ref.
                       Mary's Hosp. Inc.)
                       Series 1985B (BIG)(5)

 4           600,000   Metro. Trans. Auth.       AAA     8.375          7/01/07 @ 100 S.F.         638,556
                       N.Y. Trans. Facs.                 7/01/2016      7/01/96 @ 102 Ref.
                       Rev. Bonds Series
                       1986 F (AMBAC) (5)

 5           375,000   Triborough Bridge &       AAA     7.125          Currently @ 100 S.F.       417,461
                       Tunnel Auth. N.Y.                 1/01/2019      1/01/00 @ 101 Ref.
                       Mtg. Recording Tax
                       Spec. Oblig. Bonds
                       Series 1989 A
                       (Capital Guaranty)
                       (5)

 6           500,000   Lower Colo. Tx. Rvr.      AAA     8.375          1/01/10 @ 100 S.F.         520,990
                       Auth. Priority Rev.               1/01/2015      1/01/96 @102
                       Bonds Series 1986
                       (MBIA) (5)

 7           500,000   Harris Cnty. Tx. Toll     AAA     8.250          8/15/03 @ 100 S.F.         571,540
                       Road Multi-Mode Sr.               8/15/2007      8/15/98 @ 103 Ref.
                       Lien Rev. Bonds
                       Series 1985 D
                       (Financial Guaranty)
                       (5)

 8           500,000   Washington D.C. Hlth.     AAA     7.875          8/15/01 @ 100 S.F.         552,890
                       Care Facs. Auth. Rev.             8/15/2011      8/15/98 @ 102 Ref.
                       Bonds Rfndg. Rev.
                       Bonds (Multicare Med.
                       Cntr. Tacoma) Series
                       1988 (Financial
                       Guaranty)

 9           500,000   Seattle Wash.             AAA     7.375          1/01/14 @ 100 S.F.         546,100
                       Muniplty. of Metro.               1/01/2030      1/01/98 @ 102 Ref.
                       Seattle Swr. Rev.
                       Bonds 1990 (AMBAC)
                       (5)

10           250,000   Redding Cal. Elec.        AAA     0.000          7/01/15 @ 75.356 S.F.       51,108
           ---------                                                                             ---------
                       Sys. Rev. Certs. of               7/01/2019      7/01/99 @ 24.786 Ref.
                       Part. Series 1989 A
                       (MBIA Corp.)(5)

      $    4,670,000                                                                          $  4,898,639
           =========                                                                             =========

           See accompanying notes to financial statements and portfolio

INSURED MUNICIPAL SECURITIES TRUST, SERIES 25

Footnotes to Portfolio

June 30, 1995




(1) All ratings are by Standard & Poor's Corporation. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of this Prospectus.

(2) See "The Trust - Portfolio" in Part B of this Prospectus for an explanation of redemption features. See "Tax Status" in Part B of this Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1995, the net unrealized appreciation of all the bonds was comprised of the following:

        Gross unrealized appreciation                $  346,614
        Gross unrealized depreciation                    (6,785)

        Net unrealized appreciation                  $  339,829

(4) The annual interest income (excluding accretion of original issue discount on zero-coupon bonds), based upon bonds held at June 30, 1995, to the Trust is $347,082.

(5) The Bonds may have been prerefunded and will be redeemed at the next refunding call date.

(6) Bonds sold or called after June 30, 1995 are noted in a footnote "Changes in Trust Portfolio" under "Description of Portfolio" in Part A of this Prospectus.

(7) The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

                 NOTE:  Part A of This Prospectus May Not Be
                   Distributed Unless Accompanied by Part B.


                      INSURED MUNICIPAL SECURITIES TRUST
                          NEW YORK NAVIGATOR INSURED

                                   SERIES 4




            The Trust is a unit investment trust designated Series 4 ("New York Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New York State and City personal income tax. Capital gains, however, are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. (successor Sponsor to Bear, Stearns & Co. Inc.) and Gruntal & Co., Incorporated (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the under-lying bonds. Minimum purchase: 1 Unit.




            This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 1995 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust.


                  Investors should retain both parts of this Prospectus for
                       future reference.




      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   Prospectus Part A Dated October 31, 1995



83234.1

            THE TRUST. The Trust is a unit investment trust and was formed to preserve capital and to provide interest income (including earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from state and local taxes to the extent indicated herein when received by persons subject to state and local income taxation in a state in which the issuers of the Bonds are located. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Corporation. A Trust designated as a short/intermediate-term trust must have a dollar-weighted average portfolio maturity of more than two years but less than five years; a Trust designated as an intermediate-term trust must have a dollar-weighted average portfolio maturity of more than three years but not more than ten years; a Trust designated as an intermediate/long-term trust must have a dollar-weighted average portfolio maturity of more than ten years but less than fifteen years; and a Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and/or corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of these Bonds which pay interest income subject to the federal individual alternative minimum tax. See also "Tax Status" in Part B of this Prospectus.) Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in each Trust, and the cost of such Bonds to that Trust, see "Description of Portfolio" in this Part A). All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations. There can be no assurance that the Trust's investment objectives will be achieved. Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. (See "Portfolio" in Part B of this Prospectus.) Each Unit in the Trust represents a 1/5322nd undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.

            INSURANCE. Each of the Bonds in the New York Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. Such amounts shall be reduced by any amounts received by the holders or the owners of the Bonds from any trustee for the Bond issuers, any other Bond insurers or any other source other than MBIA Corp. MBIA Corp. has


                                    A-2
83234.1
issued such policy or policies covering each of the Bonds in the New York Navigator Trust and each such policy will remain in force until the payment in full of such Bonds, whether or not such Bonds continue to be held in the New York Navigator Trust. The insurer's policies relating to small industrial development bonds and pollution control revenue bonds also guarantee the accelerated payments required to be made by or on behalf of an issuer of Bonds pursuant to the terms of the Bonds if there occurs an event which results in the loss of the tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. Such insurance does not cover accelerated payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of the tax exempt status of the interest on such Bonds nor does the insurance cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on any of the Bonds, including pollution control revenue bonds or small industrial development bonds. In the event of accelerated payments on any such Bonds unrelated to the taxability of interest on any such Bonds, the payments guaranteed by MBIA Corp. shall be made in such amounts and at such times such payment would have been made absent such an acceleration. The insurance relates only to the prompt payment of principal of and interest on the securities in the New York Navigator Trust and does not remove market risk nor does it guarantee the market value of Units in the New York Navigator Trust. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New York Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. No representation is made herein as to any bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds in the New York Navigator Trust. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of MBIA Corp. may be downgraded, which may result in a downgrading of the rating of the Units in the New York Navigator Trust. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New York Navigator Trust may be Pre-Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

            Upon notification from the trustee for any bond issuer or any holder or owner of the Bonds that such trustee or paying agent has insufficient funds to pay any principal or interest in full when due, MBIA Corp. will be obligated to deposit funds promptly with Citibank, N.A., New York, New York, as fiscal agent for MBIA Corp., sufficient to fully cover the deficit. If notice of nonpayment is received on or after the due date, MBIA Corp. will provide for payment within one business day following receipt of the notice. Upon payment by MBIA Corp. of any Bonds, coupons, or interest payments, MBIA Corp. shall succeed to the rights of the owner of such Bonds, coupons or interest payments with respect thereto.

            Some of the Bonds in the New York Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies"). Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. The insurance, unless obtained by MBIA Corp., will also cover any accelerated payments of principal and any increase in interest payments or premiums, if any, payable upon mandatory redemption of

                                    A-3
83234.1
the Bonds if interest on any such Bond is ultimately deemed to be subject to federal income tax. Insurance obtained from MBIA Corp. only guarantees the full and complete payments required to be made by or on behalf of an issuer of small industrial revenue bonds and pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. To the extent, therefore, that Bonds are only covered by insurance obtained from MBIA Corp., such Bonds will not be covered for the full and complete payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of he insurance are more fully described herein. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.


            All of the Bonds in the New York Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 34% of the Bonds in the New York Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Portfolio that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: AMBAC Indemnity Corp. ("AMBAC"), 3.4%; Capital Guaranty Insurance Company ("Capital Guaranty"), 11.8%; Financial Security Assurance Inc. ("Financial Security"), 9.4%; and MBIA Corp., 9.4%.

            PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 4.45% of the Public Offering Price, or 4.657% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been available for sale on the Evaluation Date, the Public Offering Price per Unit would have been $1,127.15 plus accrued interest of $12.68 under the monthly distribution plan, $18.36 under the semi-annual distribution plan and $54.07 under the annual distribution plan, for a total of $1,139.83, $1,145.51 and $1,181.22, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


            ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method previously described under "Public Offering Price") as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

            Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on

                                    A-4
83234.1
the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

            Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

            The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

            A schedule of cash flow projections is available from the Sponsors upon request.

            DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner. The first interest distributions will be made on the First Payment Date to all Certificateholders of record on the First Record Date and thereafter distributions will be made in accordance with the distribution plan chosen by the Certificateholder. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, the amount of the first interest distributions and the specific dates representing the First Payment Date and the First Record Date see "Summary of Essential Information.")


            MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units of each Trust after the initial public offering has been completed. The secondary market repurchase price will be based on the aggregate bid price of the Bonds in the Trust portfolio; and the reoffer price will be based on the aggregate bid price of the Bonds plus a sales charge of 4.45% of the Public Offering Price (4.657% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" in Part B of this Prospectus.)


                                    A-5
83234.1

            TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

                                    A-6
83234.1

                      INSURED MUNICIPAL SECURITIES TRUST
                          NEW YORK NAVIGATOR INSURED
                                   SERIES 4

             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1995


Date of Deposit:  September 13, 1990      Minimum Principal Distribution:
Principal Amount of Bonds ..$5,315,000      $1.00 per Unit.
Number of Units ............5,322         Weighted Average Life to
Fractional Undivided Inter-                 Maturity:  12.8 Years.
  est in Trust per Unit ....1/5322        Minimum Value of Trust:
Principal Amount of                         Trust may be terminated if value of
  Bonds per Unit ...........$998.68         Trust is less than $2,400,000 in
Secondary Market Public                     principal amount of Bonds.
  Offering Price**                        Mandatory Termination Date:
  Aggregate Bid Price                       The earlier of December 31, 2039 or
    of Bonds in Trust ......$5,743,277+++   the disposition of the last Bond in
  Divided by 5,322 Units ...$1,079.16       the Trust.
  Plus Sales Charge of 4.45%              Trustee***:  Chase Manhattan Bank,
    of Public Offering Price$47.99          N.A.
  Public Offering Price                   Trustee's Annual Fee:  Monthly
    per Unit ...............$1,127.15+      plan $1.00 per $1,000; semi-annual
Redemption and Sponsors'                    plan $.54 per $1,000; and annual
  Repurchase Price                          plan is $.36 per $1,000.
  per Unit .................$1,079.16+    Evaluator:  Kenny S&P Evaluation
                                     +++    Services.
                                     ++++ Evaluator's Fee for Each
Excess of Secondary Market                  Evaluation:  Minimum of $8 plus $.25
  Public Offering Price                     per each issue of Bonds in excess of
  over Redemption and                       50 issues (treating separate
  Sponsors' Repurchase                      maturities as separate issues).
  Price per Unit ...........$47.99++++    Sponsors:  Reich & Tang
Difference between Public                   Distributors L.P. and Gruntal & Co.,
  Offering Price per Unit                   Incorporated
  and Principal Amount per                Sponsors' Annual Fee:  Maximum of
  Unit Premium/(Discount) ..$128.47         $.25 per $1,000 principal amount of
Evaluation Time:  4:00 p.m.                 Bonds (see "Trust Expenses and
  New York Time.                            Charges" in Part B of this
                                            Prospectus).


      PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                          Monthly     Semi-Annual    Annual
                                          Option        Option       Option

Gross annual interest income# .........   $72.59       $72.59         $72.59
Less estimated annual fees and
  expenses ............................     2.05         1.41           1.21
Estimated net annual interest             ______       ______         ______
  income (cash)# ......................   $70.54       $71.18         $71.38
Estimated interest distribution# ......     5.87        35.59          71.38
Estimated daily interest accrual# .....    .1959        .1977          .1982
Estimated current return#++ ...........    6.26%        6.32%          6.33%
Estimated long term return++ ..........    4.80%        4.86%          4.87%
Record dates ..........................   1st of      Dec. 1 and     Dec. 1
                                          each month  June 1
Interest distribution dates ...........   15th of     Dec. 15 and    Dec. 15
                                          each month  June 15

                                    A-7
83234.1

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


 *** The Trustee maintains its corporate trust office at 770 Broadway, New York, New York 10003 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   + Plus accrued interest to the expected date of settlement (approximately five business days after purchase) of $12.68 monthly, $18.36 semi-annually and $54.07 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.


                                    A-8
83234.1

                        INFORMATION REGARDING THE TRUST
                              AS OF JUNE 30, 1995


DESCRIPTION OF PORTFOLIO*

            The portfolio of the Trust consists of 13 issues representing obligations of 12 issuers located in the state of New York. The Sponsor has participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which 13.3% of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 16% are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and approximately 1.9% are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One of the issues representing $300,000 of the aggregate principal amount of the Bonds is a general obligation bond. All twelve of the remaining issues representing $5,015,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows:
Correctional Facility 1, Education 1, Hospital 2, Housing 2, Solid Waste 1, Special Obligation 1, Transportation 1, Transit Facility 2 and Water 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

            As of June 30, 1995, $2,325,000 (approximately 43.7% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, none were Zero Coupon Bonds. Approximately 9.4% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 46.9% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.

            None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

--------
* Changes in the Trust Portfolio: From July 1, 1995 to September 15, 1995, $5,000 of the principal amount of the Bond in portfolio no. 5, has been called and is no longer contained in the Trust.


                                    A-9
83234.1

                     FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                     Distribu-
                                                                      tions of
                                            Distributions of InterestPrincipal
                                          During the Period (per Unit)   During
                              Net Asset*            Semi-             the
                 Units Out-     Value     Monthly   Annual  Annual   Period
Period Ended      standing     Per Unit   Option    Option  Option  (Per Unit)


June 30, 1993      5,940      $1,136.60    $71.54  $72.21   $72.44      -0-
June 30, 1994      5,364       1,082.98     71.37   72.09    72.64    $ 2.76
June 30, 1995      5,322       1,097.35     70.40   71.12    71.50      -0-


--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                    A-10
83567.1

Independent Auditors' Report


The Sponsor, Trustee and Certificateholders
Insured Municipal Securities Trust, New York Navigator Insured Series 4:


We have audited the accompanying statement of net assets, including the portfolio, of Insured Municipal Securities Trust, New York Navigator Insured Series 4 as of June 30, 1995, and the related statements of operations, and changes in net assets for each of the years in the three year period then ended. These financial statements are the responsibility of the Trustee (see note 2). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New York Navigator Insured Series 4 as of June 30, 1995, and the results of its operations and the changes in its net assets for each of the years in the three year period then ended, in conformity with generally accepted accounting principles.




                                                KPMG Peat Marwick LLP


New York, New York
September 15, 1995
except as to Note 7 as to
which the date is
September 28, 1995

                  INSURED MUNICIPAL SECURITIES TRUST
                  NEW YORK NAVIGATOR INSURED SERIES 4

                          STATEMENT OF NET ASSETS
                               JUNE 30, 1995

       Investments in marketable securities,
          at market value (cost$5,115,515)                          $ 5,756,885

       Excess of other assets over total liabilities                     83,202
                                                                      ----------

       Net assets 5,322 units  of fractional undivided
          interest outstanding,$1,097.35 per   unit)                $ 5,840,087
                                                                      ==========

       See accompanying notes to financial statements.

      INSURED MUNICIPAL SECURITIES TRUST, NEW YORK NAVIGATOR INSURED SERIES 4

                             Statements of Operations

                                                   Years ended June 30,
                                            --------- -- ---------  ---  ---------
                                            ---------    ---------       ---------
                                              1995         1994            1993
                                            ---------    ---------       ---------

    Investment income - interest          $  387,777      415,968         438,883
                                            ---------    ---------       ---------

    Expenses:
       Trustee's fees                          6,836        6,484           6,660
       Evaluator's fees                        2,382        2,205           2,114
       Sponsor's advisory fee                  1,403        1,490           1,496
                                            ---------    ---------       ---------

              Total expenses                  10,621       10,179          10,270
                                            ---------    ---------       ---------

              Investment income, net         377,156      405,789         428,613
                                            ---------    ---------       ---------

    Realized and unrealized gain (loss) on investments:
         Net realized gain (loss)
           on bonds sold or called            (1,023)      32,471          (1,199)
         Unrealized appreciation
           (depreciation) for the year        78,660     (316,813)        275,428
                                            ---------    ---------       ---------

            Net gain (loss) on investments    77,637     (284,342)        274,229
                                            ---------    ---------       ---------

            Net increase in net
              assets resulting
              from operations             $  454,793      121,447         702,842
                                            =========    =========       =========

    See accompanying notes to financial statements.

                      INSURED MUNICIPAL SECURITIES TRUST
                      NEW YORK NAVIGATOR INSURED SERIES 4


                             Statements of Changes in Net Assets

                                                    Years ended June 30,
                                        -----------  -  ----------  -- ----------
                                        -----------     ----------     ----------
                                           1995            1994           1993
                                        -----------     ----------     ----------

Operations:
   Investment income, net             $    377,156        405,789        428,613
   Net realized gain  (loss) on
     bonds sold or called                   (1,023)        32,471         (1,199)
   Unrealized appreciation
     (depreciation) for the year            78,660       (316,813)       275,428
                                        -----------     ----------     ----------

               Net increase in net
                 assets resulting
                 from operations           454,793        121,447        702,842
                                        -----------     ----------     ----------

Distributions to Certificateholders:
     Investment income                     379,503        405,379        425,406
     Princpal                                -             14,805          -

Redemptions:
     Interest                                  720         11,316          1,178
     Principal                              43,610        632,223         40,121
                                        -----------     ----------     ----------

               Total distributions and
                 redemptions               423,833      1,063,723        466,705
                                        -----------     ----------     ----------

               Total increase (decrease)    30,960       (942,276)       236,137

Net assets at beginning of year          5,809,127      6,751,403      6,515,266
                                        -----------     ----------     ----------

Net assets at end of year (including
   undistributed net investment
   income of $96,809, $99,876 and
   $110,782, respectively)            $  5,840,087      5,809,127      6,751,403
                                        ===========     ==========     ==========

See accompanying notes to financial statements.

INSURED MUNICIPAL SECURITIES TRUST, NEW YORK NAVIGATOR INSURED SERIES 4

Notes to Financial Statements

June 30, 1995, 1994 and 1993




(1)                 Organization and Financial and Statistical Information

Insured Municipal Securities Trust, New York Navigator Insured Series 4 (Trust) was organized on September 13, 1990 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated (Co-Sponsors) under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940.

(2)                 Summary of Significant Accounting Policies

United States Trust Company of New York (Trustee) has custody of and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto.

The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements. The accompanying financial statements have been adjusted to record the unrealized appreciation (depreciation) of investments and to record interest income and expenses on the accrual basis.

Investments are carried at market value which is determined by Kenny S&P Evaluation Services (Evaluator). The market value of the investments is based upon the bid prices for the bonds at the end of the year, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

(3)                                                Income Taxes

The Trust is not subject to Federal income taxes as provided for by the Internal Revenue Code.




                                                            (Continued)

INSURED MUNICIPAL SECURITIES TRUST, NEW YORK NAVIGATOR INSURED SERIES 4

Notes to Financial Statements






(4)                 Trust Administration

The fees and expenses of the Trust are incurred and paid on the basis set forth under "Trust Expenses and Charges" in Part B of this Prospectus.

The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the
      Certificateholders).

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

See "Financial and Statistical Information" in Part A of this Prospectus for the amounts of per unit distributions during the years ended June 30, 1994, 1993 and 1992.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. 42, 576 and 37 units were redeemed during the years ended June 30, 1995, 1994 and 1993, respectively.



(5)                Net Assets

      At June 30, 1995, the net assets of the Trust represented the interest of Certificateholders as follows:

        Original cost to Certificateholders                      $ 6,127,588
             Less initial gross underwriting commission             (300,252)
                                                                     5,827,336
        Cost of securities sold or called                           (711,821)
        Net unrealized appreciation                                  641,370
        Undistributed net investment income                           96,809
        Undistributed proceeds from bonds sold or called             (13,607)
Total                                                            $ 5,840,087

        The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 6,000 units of fractional undivided interest of the Trust as of the date of deposit.

INSURED MUNICIPAL SECURITIES TRUST, NEW YORK NAVIGATOR INSURED SERIES 4

Notes to Financial Statements


(6)             Successor Trustee

Effective September 2, 1995, United States Trust Companyof New York was merged into Chase Manhattan Bank (National Association) ("Chase"). Accordingly, Chase is the successor trustee of the unit investment trusts sponsored by Bear Stearns and Co.

(7)             Successor Sponsor

Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor ("the Sponsor") to certain of the unit investments trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear Stearns & Co. Inc., the previous sponsor.

INSURED MUNICIPAL SECURITIES TRUST
NEW YORK NAVIGATOR INSURED SERIES 4

Portfolio
 June 30, 1995

   Port-   Aggregate                                                  Coupon Rate/     Redemption Feature
   folio   Principal               Name of Issuer            Ratings  Date(s) of       S.F.--Sinking Fund         Market
   No.      Amount               and Title of Bonds            (1)    Maturity(2)      Ref.--Refunding(2)(7)      Value(3)
---       -----------     --------------------------------     ----   --------------   ----------------------     ---------

 1    $       265,000    N.Y. State Dorm. Auth. State          AAA    7.000%           5/15/11 @ 100 S.F.      $    290,496
                         Univ. Ed. Facs. Rev. Bonds Series            5/15/2018        5/15/00 @ 102 Ref.
                         1990 C (MBIA Corp.) (5)

 1a           335,000    N.Y. State Dorm. Auth. State          AAA    7.000            5/15/11 @ 100 S.F.           376,349
                         Univ. Ed. Facs. Rev. Bonds Series            5/15/2018        5/15/00 @ 102 Ref.
                         1990 C (MBIA Corp.) (5)

 2            250,000    N.Y. Med. Care Fac. Finc. Agncy.      AAA    8.000            Currently @ 100 S.F.         275,025
                         Hosp. Insrd. Mtg. Rfndg. Rev.                2/15/2025        8/15/97 @ 102 Ref.
                         Bonds 1987 A (MBIA Corp.) (5)

 3            600,000    N.Y. State Med. Care Facs. Finc.      AAA    8.100            8/15/03 @ 100 S.F.           647,670
                         Agncy. Hosp. & Nrsg. Home                    2/15/2022        2/15/98 @ 100 Ref.
                         FHA-Insrd. Mtg. Rev. Bonds (Long
                         Island Cllg. Hosp.) Series 1988 B
                         (MBIA Corp.)

 4            100,000    N.Y. State Mtg. Agncy. Mtg. Rev.      AAA    8.400            4/01/02 @ 100 S.F.           108,160
                         Bonds 1986 Eighth Series C (MBIA             10/01/2017       10/01/97 @ 102 Ref.
                         Corp.)

 5            410,000    State of N.Y. Mtg. Agncy. Hmownr.     AAA    8.050            Currently @ 100 S.F.         433,013
                         Mtg. Rev. Bonds 1990 Series 00               10/01/2011       4/01/00 @ 102 Ref.
                         (MBIA Corp.)

 6            350,000    N.Y. State Urban Dev.  Corp.          AAA    7.000            1/01/15 @ 100 S.F.           390,730
                         Correc. Facs. Rev. Bonds 1989                1/01/2017        1/01/00 @ 102 Ref.
                         Series G (MBIA Corp.) (5)

 7            180,000    Metro. Trans. Auth. N.Y. Trans        AAA    8.375            7/01/07 @ 100 S.F.           191,567
                         Facs. Rev. Bonds Series 1986 F               7/01/2016        7/01/96 @ 102 Ref.
                         (MBIA Corp.) (5)

 8            300,000    Metro Trans. Auth. N.Y. Comm.         AAA    8.000            7/01/09 @ 100 S.F.           337,685
                         Facs. 1987 Serv. Cntrct. Bonds               7/01/2018        7/01/98 @ 102 Ref.
                         Series 2 (MBIA Corp.) (5)

 9            500,000    Montgomery, Otsego, Schoharie         AAA    7.250            1/01/04 @ 100 S.F.           565,555
                         Cntys. N.Y. Solid Waste Mgmt.                1/01/2014        1/01/00 @ 103 Ref.
                         Auth. Solid Waste Sys. Rev. Bonds
                         Series 1990 (MBIA Corp.) (5)

10            300,000    N.Y. City Gen. Oblig. Rev. Bonds      AAA    8.000%           No Sinking Fund              340,211
                         Fiscal 1991 Series A (MBIA Corp.)            3/15/2011        3/15/00 @ 101.5 Ref.

11            500,000    N.Y.C. Trans. Auth. Trans. Facs.      AAA    6.000            No Sinking Fund              501,330
                         Rev. Bonds (Livingston Plaza                 1/01/2021        1/01/00 @ 102 Ref.
                         Prj.) Series 1990 (MBIA Corp.)

12            600,000    N.Y. City Muni. Wtr. Finc. Auth.      AAA    6.000            6/15/17 @ 100 S.F.           603,325
                         Wtr. & Swr. Sys. Rev. Bonds                  6/15/2019        6/15/99 @ 100 Ref.
                         Fiscal 1990 Series A (MBIA Corp.)

13            625,000    Triborough Bridge & Tunnel Auth.      AAA    7.125            Currently @ 100 S.F.         695,769
                         N.Y. Mtg. Recording Tax Spec.                1/01/2019        1/01/00 @ 101 Ref.
                         Oblig. Bonds Series 1989 A (MBIA
                         Corp.) (5)
          -----------                                                                                             ---------

      $     5,315,000                                                                                          $  5,756,885
          ===========                                                                                             =========


See accompanying footnotes to portfolio and notes to financial statements.

INSURED MUNICIPAL SECURITIES TRUST, NEW YORK NAVIGATOR INSURED SERIES 4

Footnotes to Portfolio

June 30, 1995




(1) All ratings are by Standard & Poor's Corporation. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of this Prospectus.

(2) See "The Trust - Portfolio" in Part B of this Prospectus for an explanation of redemption features. See "Tax Status" in Part B of this Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1995, the net unrealized appreciation of all the bonds was $641,370.

(4) The annual interest income, based upon bonds held at June 30, 1994, to the Trust is $386,361.

(5) The bonds have been prerefunded and will be redeemed at the next refunding call date.

(6) Bonds sold or called after June 30, 1995 are noted in a footnote "Changes in Trust Portfolio" under "Description of Portfolio" in Part A of this Prospectus.

(7) The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

                 NOTE:  Part A of This Prospectus May Not Be
                   Distributed Unless Accompanied by Part B.


                      INSURED MUNICIPAL SECURITIES TRUST
                          NEW YORK NAVIGATOR INSURED

                                   SERIES 5




            The Trust is a unit investment trust designated Series 5 ("New York Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New York State and City personal income tax. Capital gains, however, are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. (successor Sponsor to Bear, Stearns & Co. Inc.) and Gruntal & Co., Incorporated (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the under-lying bonds. Minimum purchase: 1 Unit.




            This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 1995 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust.


                  Investors should retain both parts of this Prospectus for
                       future reference.




      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   Prospectus Part A Dated October 31, 1995



83219.1

            THE TRUST. The Trust is a unit investment trust and was formed to preserve capital and to provide interest income (including earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from state and local taxes to the extent indicated herein when received by persons subject to state and local income taxation in a state in which the issuers of the Bonds are located. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, were rated "AAA" by Standard & Poor's Corporation. A Trust designated as a short/intermediate-term trust must have a dollar-weighted average portfolio maturity of more than two years but less than five years; a Trust designated as an intermediate-term trust must have a dollar-weighted average portfolio maturity of more than three years but not more than ten years; a Trust designated as an intermediate/long-term trust must have a dollar-weighted average portfolio maturity of more than ten years but less than fifteen years; and a Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and/or corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of these Bonds which pay interest income subject to the federal individual alternative minimum tax. See also "Tax Status" in Part B of this Prospectus.) Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in each Trust, and the cost of such Bonds to that Trust, see "Description of Portfolio" in this Part A). All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations. There can be no assurance that the Trust's investment objectives will be achieved. Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. (See "Portfolio" in Part B of this Prospectus.) Each Unit in the Trust represents a 1/5668th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.

            INSURANCE. Each of the Bonds in the New York Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. Such amounts shall be reduced by any amounts received by the holders or the owners of the Bonds from any trustee for the Bond issuers, any

83219.1
other Bond insurers or any other source other than MBIA Corp. MBIA Corp. has issued such policy or policies covering each of the Bonds in the New York Navigator Trust and each such policy will remain in force until the payment in full of such Bonds, whether or not such Bonds continue to be held in the New York Navigator Trust. The insurer's policies relating to small industrial development bonds and pollution control revenue bonds also guarantee the accelerated payments required to be made by or on behalf of an issuer of Bonds pursuant to the terms of the Bonds if there occurs an event which results in the loss of the tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. Such insurance does not cover accelerated payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of the tax exempt status of the interest on such Bonds nor does the insurance cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on any of the Bonds, including pollution control revenue bonds or small industrial development bonds. In the event of accelerated payments on any such Bonds unrelated to the taxability of interest on any such Bonds, the payments guaranteed by MBIA Corp. shall be made in such amounts and at such times such payment would have been made absent such an acceleration. The insurance relates only to the prompt payment of principal of and interest on the securities in the New York Navigator Trust and does not remove market risk nor does it guarantee the market value of Units in the New York Navigator Trust. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New York Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. No representation is made herein as to any bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds in the New York Navigator Trust. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of MBIA Corp. may be downgraded, which may result in a downgrading of the rating of the Units in the New York Navigator Trust. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New York Navigator Trust may be Pre-Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

            Upon notification from the trustee for any bond issuer or any holder or owner of the Bonds that such trustee or paying agent has insufficient funds to pay any principal or interest in full when due, MBIA Corp. will be obligated to deposit funds promptly with Citibank, N.A., New York, New York, as fiscal agent for MBIA Corp., sufficient to fully cover the deficit. If notice of nonpayment is received on or after the due date, MBIA Corp. will provide for payment within one business day following receipt of the notice. Upon payment by MBIA Corp. of any Bonds, coupons, or interest payments, MBIA Corp. shall succeed to the rights of the owner of such Bonds, coupons or interest payments with respect thereto.

            Some of the Bonds in the New York Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies"). Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. The insurance, unless obtained by MBIA

83219.1

Corp., will also cover any accelerated payments of principal and any increase in interest payments or premiums, if any, payable upon mandatory redemption of the Bonds if interest on any such Bond is ultimately deemed to be subject to federal income tax. Insurance obtained from MBIA Corp. only guarantees the full and complete payments required to be made by or on behalf of an issuer of small industrial revenue bonds and pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. To the extent, therefore, that Bonds are only covered by insurance obtained from MBIA Corp., such Bonds will not be covered for the full and complete payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of he insurance are more fully described herein. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.


            All of the Bonds in the New York Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 48.9% of the Bonds in the New York Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Portfolio that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: Financial Security Assurance Inc. ("Financial Security"), 16.8%; Bond Investors Guaranty ("BIG"), 11.8% and Municipal Bond Investors Assurance Corporation ("MBIA Corp."), 21.1%.

            PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 3.93% of the Public Offering Price, or 4.090% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been available for sale on the Evaluation Date, the Public Offering Price per Unit would have been $1,157.61 plus accrued interest of $12.88 under the monthly distribution plan, $18.64 under the semi-annual distribution plan and $55.04 under the annual distribution plan, for a total of $1,170.49, $1,176.25 and $1,212.65, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


            ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method previously described under "Public Offering Price") as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

83219.1

            Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

            Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

            The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

            A schedule of cash flow projections is available from the Sponsors upon request.

            DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner. The first interest distributions will be made on the First Payment Date to all Certificateholders of record on the First Record Date and thereafter distributions will be made in accordance with the distribution plan chosen by the Certificateholder. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, the amount of the first interest distributions and the specific dates representing the First Payment Date and the First Record Date see "Summary of Essential Information.")

            MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units of each Trust after the initial public offering has been completed. The secondary market repurchase price will be based on the aggregate bid price of the Bonds in the Trust portfolio; and the reoffer price will be based on the aggregate bid price of

83219.1
the Bonds plus a sales charge of 3.93% of the Public Offering Price (4.090% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" in Part B of this Prospectus.)


            TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

83219.1

                      INSURED MUNICIPAL SECURITIES TRUST
                          NEW YORK NAVIGATOR INSURED
                                   SERIES 5

             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1995


Date of Deposit:  October 25, 1990           Weighted Average Life to
Principal Amount of Bonds ...  $5,065,000      Maturity:  10.1 Years.
Number of Units .............  5,054         Minimum Value of Trust:
Fractional Undivided Inter-                    Trust may be terminated if
  est in Trust per Unit .....  1/5054          value of Trust is less than
Principal Amount of                            $2,400,000 in principal amount
  Bonds per Unit ............  $1,002.18       of Bonds.
Secondary Market Public                      Mandatory Termination Date:
  Offering Price**                             The earlier of December 31,
  Aggregate Bid Price                          2039 or the disposition of the
    of Bonds in Trust .......  $5,629,113+++   last Bond in the Trust.
  Divided by 5,054 Units ....  $1,113.79     Trustee***:  Chase Manhattan
  Plus Sales Charge of 3.93%                   Bank, N.A.
    of Public Offering Price   $43.82        Trustee's Annual Fee:  Monthly
  Public Offering Price                        plan $.99 per $1,000; semi-
    per Unit ................  $1,157.61+      annual plan $.53 per $1,000;
Redemption and Sponsors'                       and annual plan is $.35 per
  Repurchase Price                             $1,000.
  per Unit ..................  $1,113.79+    Evaluator:  Kenny S&P Evaluation
                                        +++    Services.
                                        ++++ Evaluator's Fee for Each
Excess of Secondary Market                     Evaluation:  Minimum of $.25
  Public Offering Price                        plus $.25 per each issue of
  over Redemption and                          Bonds in excess of 50 issues
  Sponsors' Repurchase                         (treating separate maturities
  Price per Unit ............  $43.82++++      as separate issues).
Difference between Public                    Sponsors:  Reich & Tang
  Offering Price per Unit                      Distributors L.P. and Gruntal &
  and Principal Amount per                     Co., Incorporated.
  Unit Premium/(Discount) ...  $155.43       Sponsors' Annual Fee:  Maximum of
Evaluation Time:  4:00 p.m.                    $.25 per $1,000 principal
  New York Time.                               amount of Bonds (see "Trust
Minimum Principal Distribution:                Expenses and Charges" in Part B
  $1.00 per Unit.                              of this Prospectus).


      PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                          Monthly     Semi-Annual    Annual
                                          Option        Option       Option

Gross annual interest income# .........   $74.00       $74.00         $74.00
Less estimated annual fees and
  expenses ............................     2.03         1.40           1.20
Estimated net annual interest             ______       ______         ______
  income (cash)# ......................   $71.97       $72.60         $72.80
Estimated interest distribution# ......     5.99        36.30          72.80
Estimated daily interest accrual# .....    .1999        .2016          .2022
Estimated current return#++ ...........    6.22%        6.27%          6.29%
Estimated long term return++ ..........    4.25%        4.31%          4.32%
Record dates ..........................   1st of      Dec. 1 and     Dec. 1
                                          each month  June 1
Interest distribution dates ...........   15th of     Dec. 15 and    Dec. 15
                                          each month  June 15

83219.1

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


 *** The Trustee maintains its corporate trust office at 770 Broadway, New York, New York 10003 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   + Plus accrued interest to the expected date of settlement (approximately five business days after purchase) of $12.88 monthly, $18.64 semi-annually and $55.04 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

83219.1

                        INFORMATION REGARDING THE TRUST
                              AS OF JUNE 30, 1995



DESCRIPTION OF PORTFOLIO*

            The portfolio of the Trust consists of 13 issues representing obligations of 10 issuers located in the state of New York. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 35.5% are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). Two of the issues representing $330,000 of the principal amount of the Bonds are general obligation bonds. All eleven of the remaining issues representing $4,735,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Correctional Facility 1, Educational Facilities 1, Hospital 3, Transit Facilities 2, University 1, and Water and Sewer 3. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.


            As of June 30, 1995, $2,600,000 (approximately 51.3% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, none were Zero Coupon Bonds. Approximately 18.1% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 30.6% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


            None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

--------
* Changes in the Trust Portfolio: From July 1, 1995 to September 15, 1995, $5,000 of the principal amount of the Bond in portfolio no. 5, has been called and is no longer contained in the Trust.

83219.1

                     FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                     Distribu-
                                                                      tions of
                                        Distributions of Interest   Principal
                                       During the Period (per Unit)  During
                            Net Asset**                      Semi-        the
                 Units Out-   Value    Monthly    Annual     Annual  Period
Period Ended      standing   Per Unit  Option     Option     Option (Per Unit)


June 30, 1993       5,532  $1,161.50   $72.02     $72.72     $72.92      -0-
June 30, 1994       5,054   1,122.26    71.68      72.36      72.74      -0-
June 30, 1995       5,054   1,131.70    71.68      72.60      72.68      -0-


--------
** Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

83219.1

Independent Auditors' Report


The Sponsor, Trustee and Certificateholders
Insured Municipal Securities Trust, New York Navigator Insured Series 5:


We have audited the accompanying statement of net assets, including the portfolio, of Insured Municipal Securities Trust, New York Navigator Insured Series 5 as of June 30, 1995, and the related statements of operations, and changes in net assets for each of the years in the three year period then ended. These financial statements are the responsibility of the Trustee (see note 2). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New York Navigator Insured Series 5 as of June 30, 1995, and the results of its operations and the changes in its net assets for each of the years in the three year period then ended, in conformity with generally accepted accounting principles.




        KPMG Peat Marwick LLP


New York, New York
September 15, 1995
except as to Note 7 as to
which the date is
September 28, 1995

                      INSURED MUNICIPAL SECURITIES TRUST
                      NEW YORK NAVIGATOR INSURED SERIES 5

                            Statement of Net Assets

                               June 30, 1995

     Investments in marketable securities,
        at market value (cos$4,918,001)                     $    5,643,299

     Excess of other assets over total liabilities                  76,313
                                                              -------------

     Net assets 5,054 units of fractional undivided
        interest outstanding$1,131.70 per unit)             $    5,719,612
                                                              =============

     See accompanying notes to financial statements.

    INSURED MUNICIPAL SECURITIES TRUST, NEW YORK NAVIGATOR INSURED SERIES 5

                           Statements of Operations

                                                             Years ended June 30,
                                                    --------    - ----------     --------
                                                    --------      ----------     --------
                                                      1995           1994          1993
                                                    --------      ----------     --------

    Investment income - interest              $    $374,010         401,925      444,565
                                                    --------      ----------     --------

    Expenses:
       Trustee's fees                                 7,258           6,047        6,679
       Evaluator's fees                               2,191           2,205        2,115
       Sponsor's advisory fee                         1,388           1,500        1,500
                                                    --------      ----------     --------

                  Total expenses                     10,837           9,752       10,294
                                                    --------      ----------     --------

                  Investment income, net            363,173         392,173      434,271

    Realized and unrealized gain (loss) on investments:
          Net realized gain
           on bonds sold or called                     -             60,256        67,555
          Unrealized appreciation (depreciation)
           of investments for the period             49,631        (277,770)     324,982
                                                    --------      ----------     --------

              Net gain (loss) on investments         49,631        (217,514)     392,537
                                                    --------      ----------     --------

                 Net increase in net
                   assets resulting
                   from operations            $    $412,804         174,659      826,808
                                                    ========      ==========     ========

    See accompanying notes to financial statements.

                      INSURED MUNICIPAL SECURITIES TRUST
                      NEW YORK NAVIGATOR INSURED SERIES 5


                             Statements of Changes in Net Assets

                                                    Years ended June 30,
                                        -----------  -  ----------  -- ----------
                                        -----------     ----------     ----------
                                           1995            1994           1993
                                        -----------     ----------     ----------

Operations:
   Investment income, net             $    363,173        392,173        434,271
   Net realized gain  (loss) on
     bonds sold or called                    -             60,256         67,555
   Unrealized appreciation
     (depreciation) for the year            49,631       (277,770)       324,982
                                        -----------     ----------     ----------

               Net increase in net
                 assets resulting
                 from operations           412,804        174,659        826,808
                                        -----------     ----------     ----------

Distributions to Certificateholders:
     Investment income                     365,114        390,238        434,034
     Princpal                                -              -              -

Redemptions:
     Interest                                -             10,443          7,995
     Principal                               -            527,462        532,266
                                        -----------     ----------     ----------

               Total distributions and
                 redemptions               365,114        928,143        974,295
                                        -----------     ----------     ----------

               Total increase (decrease)    47,690       (753,484)      (147,487)

Net assets at beginning of year          5,671,922      6,425,406      6,572,893
                                        -----------     ----------     ----------

Net assets at end of year (including
   undistributed net investment
   income of $90,498,   $100,947 and
   $108,705, respectively)            $  5,719,612      5,671,922      6,425,406
                                        ===========     ==========     ==========

See accompanying notes to financial statements.

INSURED MUNICIPAL SECURITIES TRUST, NEW YORK NAVIGATOR INSURED SERIES 5

Notes to Financial Statements

June 30, 1995, 1994 and 1993






(1)        Organization and Financial and Statistical Information

Insured Municipal Securities Trust, New York Navigator Insured Series 5 (Trust) was organized on October 25, 1990 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated (Co-Sponsors) under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940.

(2)        Summary of Significant Accounting Policies

United States Trust Company of New York (Trustee) has custody of and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto.

The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements. The accompanying financial statements have been adjusted to record the unrealized appreciation (depreciation) of investments and to record interest income and expenses on the accrual basis.

Investments are carried at market value which is determined by Kenny S&P Evaluation Services (Evaluator). The market value of the investments is based upon the bid prices for the bonds at the end of the year, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

(3)        Income Taxes

The Trust is not subject to Federal income taxes as provided for by the Internal Revenue Code.




                                                                   (Continued)

INSURED MUNICIPAL SECURITIES TRUST, NEW YORK NAVIGATOR INSURED SERIES 5

Notes to Financial Statements






(4)        Trust Administration

The fees and expenses of the Trust are incurred and paid on the basis set forth under "Trust Expenses and Charges" in Part B of this Prospectus.

The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the
      Certificateholders).

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

See "Financial and Statistical Information" in Part A of this Prospectus for the amounts of per unit distributions during the years ended June 30, 1995, 1994 and 1993.

      The Trust Indenture and Agreement also requires the Trust to redeem units tendered. No units were redeemed during the year ended June 30, 1995. 478 and 468 units were redeemed during the years ended June 30, 1994 and 1993.

(5)        Net Assets

      At June 30, 1995, the net assets of the Trust represented the interest of Certificateholders as follows:

        Original cost to Certificateholders                       $ 6,136,416
        Less initial gross underwriting commission                   (300,683)

                                                                     5,835,733

        Cost of securities sold or called                           (917,732)
Net unrealized appreciation                                          725,298
Undistributed net investment income                                   90,498
        Distributions in excess of proceeds
           from bonds sold or called                                (14,185)
                Total                                           $ 5,719,612


        The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 6,000 units of fractional undivided interest of the Trust as of the date of deposit.

INSURED MUNICIPAL SECURITIES TRUST, NEW YORK NAVIGATOR INSURED SERIES 5

Notes to Financial Statements



(6)        Successor Trustee

Effective September 2, 1995, United States Trust Companyof New York was merged into Chase Manhattan Bank (National Association) ("Chase"). Accordingly, Chase is the successor trustee of the unit investment trusts sponsored by Bear Stearns and Co.

(7)        Successor Sponsor

Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor ("the Sponsor") to certain of the unit investments trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear Stearns & Co. Inc., the previous sponsor.

INSURED MUNICIPAL SECURITIES TRUST
NEW YORK NAVIGATOR INSURED SERIES 5
Portfolio
June 30, 1995

   Port-    Aggregate                                        Coupon Rate/   Redemption Feature
   folio    Principal        Name of Issuer        Ratings   Date(s) of     S.F.--Sinking Fund        Market
   No.      Amount         and Title of Bonds        (1)     Maturity(2)    Ref.--Refunding(2)(7)     Value(3)
--          ---------    -----------------------    ------   ------------   ---------------------     ----------

1     $       410,000    Dorm. Auth. of the State    AAA     7.000%         5/15/02 @ 100 S.F      $     450,209
                         of N.Y. State Univ. Ed.             5/15/2016      5/15/00 @ 102 Ref.
                         Facs. Rev. Bonds Series
                         1990 B (MBIA Corp.)

2             600,000    N.Y. State Dorm. Auth.      AAA     7.875          7/01/08 @ 100 S.F.           700,002
                         City Univ. Sys. Cnsldtd.            7/01/2017      7/01/00 @ 102 Ref.
                         Second Genl. Resolution
                         Rev. Bonds Series 1990 F
                         (MBIA Corp.) (5)

3             600,000    N.Y. State Med. Care        AAA     7.100          8/15/02 @ 100 S.F.           631,932
                         (Bronx Lebanon Hosp.)               2/15/2027      2/15/97 @ 102 Ref.
                         Rev. Bonds (MBIA Corp.)

4             600,000    N.Y. State Med. Care        AAA     7.700          8/15/14 @ 100 S.F.           695,910
                         Facs. Finc. Agency                  2/15/2025      8/15/00 @ 102 Ref.
                         Hosp. Insrd. Mtg. Rev.
                         Bonds Series 1990 A
                         (MBIA Corp.) (5)

5             600,000    N.Y. State Med. Care        AAA     7.450          2/15/98 @ 100 S.F.           682,344
                         Facs. Finc. Agency St.              2/15/2029      2/15/00 @ 102 Ref.
                         Luke's Roosevelt Hosp.
                         Cntr. FHA Insrd. Mtg.
                         Rev. Bonds Series 1989 B
                         (MBIA Corp.) (5)

6             115,000    N.Y. State Urban Dev.       AAA     7.000          No Sinking Fund              119,095
                         Corp. Correc. Facs.                 1/01/2016      1/01/96 @ 102 Ref.
                         Rev.Refndg. Bonds Series
                         1986 (MBIA Corp.) (5)

7             600,000    Metro Trans. Auth. N.Y.     AAA     7.500          7/01/18 @ 100 S.F.           686,454
                         Trans. Facs. 1987                   7/01/2019      7/01/00 @ 101.5 Ref.
                         Cntrct. Bonds 1990
                         Series 4 (MBIA Corp.)
                         (5)

8             250,000    N.Y. City Genl. Oblig.      AAA     6.500          No Sinking Fund              262,820
                         Bonds Fiscal 1989 Series            12/01/2014     12/01/97 @ 101.5 Ref.
                         E (MBIA Corp.)

9              65,000    N.Y. City Gen. Oblig.       AAA     8.500          No Sinking Fund               72,061
                         Rev. Bonds Fiscal 1987              8/01/2010      8/01/97 @ 102 Ref.
                         Series D (MBIA Corp.)
                         (5)                                                   "

9a             15,000    N.Y. City Gen. Oblig.       AAA     8.500          No Sinking Fund               15,476
                         Rev. Bonds Fiscal 1987              8/01/2010      8/01/97 @ 102 Ref.
                         Series D (MBIA Corp.)
                         (5)

10            200,000    N.Y. City Muni. Wtr.        AAA     7.000          6/15/05 @ 100 S.F.           209,898
                         Finc. Auth. Wtr. and                6/15/2014      6/15/96 @ 102 Ref.
                         Swr. Sys. Rev. Bonds
                         Fiscal 1987A  (MBIA
                         Corp.) (5)

11            270,000    N.Y. City Muni. Wtr.        AAA     7.800          6/15/09 @ 100 S.F.           294,398
                         Finc. Auth. Wtr. & Swr.             6/15/2018      6/15/97 @ 102 Ref.
                         Sys. Rev. Bonds Fiscal
                         1988 Series B (MBIA
                         Corp.) (5)

12            140,000    N.Y. City Muni. Wtr.        AAA     6.000%         6/15/17 @ 100 S.F.           140,776
                         Finc. Auth.  Wtr. & Swr.            6/15/2019      6/15/99 @ 100 Ref.
                         Sys. Rev. Bonds Fiscal
                         1990 Series A (MBIA
                         Corp.)

13            600,000    N.Y. City Trans. Auth.      AAA     7.500          1/01/11 @ 100 S.F.           681,924
                         Trans. Facs. Rev. Bonds             1/01/2020      1/01/00 @ 102 Ref.
                         (Livingston Plaza Prjt.)
                         Series 1990 (MBIA Corp.)
                         (5)

            ---------                                                                                 ----------
      $     5,065,000                                                                              $   5,643,299
            =========                                                                                 ==========



See accompanying footnotes to portfolio and notes to financial statements.

INSURED MUNICIPAL SECURITIES TRUST, NEW YORK NAVIGATOR INSURED SERIES 5

Footnotes to Portfolio

June 30, 1995




(1) All ratings are by Standard and Poor's Corporation. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of this Prospectus.

(2) See "The Trust - Portfolio" in Part B of this Prospectus for an explanation of redemption features. See "Tax Status" in Part B of this Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1995, the net unrealized appreciation of all the bonds was comprised of the following:

        Gross unrealized appreciation        $725,623
        Gross unrealized depreciation            (325)

        Net unrealized appreciation          $725,298


(4) The annual interest income, based upon bonds held at June 30, 1995, to the Trust is $374,010.

(5) The bonds have been prerefunded and will be redeemed at the next refunding call date.

(6) Bonds sold or called after June 30, 1995 are noted in a footnote "Changes in Trust Portfolio" under "Description of Portfolio" in Part A of this Prospectus.

(7) The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues)

                 NOTE:  Part A of This Prospectus May Not Be
                   Distributed Unless Accompanied by Part B.


                      INSURED MUNICIPAL SECURITIES TRUST
                         NEW JERSEY NAVIGATOR INSURED

                                   SERIES 2




            The Trust is a unit investment trust designated Series 2 ("New Jersey Navigator Trust") with an underlying portfolio of long-term insured tax-exempt bonds and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from New Jersey gross income tax. Capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsors are Reich & Tang Distributors L.P. (successor Sponsor to Bear, Stearns & Co. Inc.) and Gruntal & Co., Incorporated (sometimes referred to as the "Sponsor" or the "Sponsors"). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.




            This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 1995 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust.


                  Investors should retain both parts of this Prospectus for
                       future reference.




      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                   Prospectus Part A Dated October 31, 1995



82499.1

            THE TRUST. The Trust is a unit investment trust and was formed to preserve capital and to provide interest income (including earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law and from state and local taxes to the extent indicated herein when received by persons subject to state and local income taxation in a state in which the issuers of the Bonds are located. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term insured bonds (the "Bonds") issued by or on behalf of states, municipalities and public authorities which, because of irrevocable insurance, are rated "AAA" by Standard & Poor's Corporation. A Trust designated as a short/intermediate-term trust must have a dollar-weighted average portfolio maturity of more than two years but less than five years; a Trust designated as an intermediate-term trust must have a dollar-weighted average portfolio maturity of more than three years but not more than ten years; a Trust designated as an intermediate/long-term trust must have a dollar-weighted average portfolio maturity of more than ten years but less than fifteen years; and a Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years. Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Bonds in the Trust to regular federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be a specific preference item for purposes of the federal individual and/or corporate alternative minimum tax. (See "Description of Portfolio" in this Part A for a list of these Bonds which pay interest income subject to the federal individual alternative minimum tax. See also "Tax Status" in Part B of this Prospectus.) Some of the aggregate principal amount of the Bonds in the Trust may be "Zero Coupon Bonds," which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest (for the amount of Zero Coupon Bonds in the Trust, and the cost of such Bonds to the Trust, see "Description of Portfolio" in this Part A). All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust (see "Portfolio"). This rating results from insurance relating only to the Bonds in the Trust and not to Units of the Trust. The insurance does not remove market risk, as it does not guarantee the market value of the Units. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds or the insurer thereof to meet their obligations. There can be no assurance that the Trust's investment objectives will be achieved. Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. (See "Portfolio" in Part B of this Prospectus.) Each Unit in the Trust represents a 1/5668th undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsors in the secondary market.

            INSURANCE. Each of the Bonds in the New Jersey Navigator Trust is insured by a municipal bond guaranty insurance policy obtained by the Sponsors (the "Navigator Sponsor-Insured Bonds") from MBIA Insurance Corporation ("MBIA Corp.") covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but shall not have been paid. Such amounts shall be reduced by any amounts received by the holders or the owners of the Bonds from any trustee for the Bond issuers, any

82499.1
other Bond insurers or any other source other than MBIA Corp. MBIA Corp. has issued such policy or policies covering each of the Bonds in the New Jersey Navigator Trust and each such policy will remain in force until the payment in full of such Bonds, whether or not such Bonds continue to be held in the New Jersey Navigator Trust. The insurer's policies relating to small industrial development bonds and pollution control revenue bonds also guarantee the accelerated payments required to be made by or on behalf of an issuer of Bonds pursuant to the terms of the Bonds if there occurs an event which results in the loss of the tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. Such insurance does not cover accelerated payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of the tax exempt status of the interest on such Bonds nor does the insurance cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on any of the Bonds, including pollution control revenue bonds or small industrial development bonds. In the event of accelerated payments on any Bonds unrelated to the taxability of interest on any such Bonds, the payments guaranteed by MBIA Corp. shall be made in such amounts and at such times as such payment would have been made absent such an acceleration. The insurance relates only to the prompt payment of principal of and interest on the securities in the New Jersey Navigator Trust and does not remove market risk nor does it guarantee the market value of Units in the New Jersey Navigator Trust. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the New Jersey Navigator Trust see "Portfolio Supervision" in Part B of this Prospectus. No representation is made herein as to any bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds in the New Jersey Navigator Trust. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of MBIA Corp. may be downgraded, which may result in a downgrading of the rating of the Units in the New Jersey Navigator Trust. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsors. Additionally, some of the Bonds in the New Jersey Navigator Trust may be Pre-Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

            Upon notification from the trustee for any bond issuer or any holder or owner of the Bonds that such trustee or paying agent has insufficient funds to pay any principal or interest in full when due, MBIA Corp. will be obligated to deposit funds promptly with Citibank, N.A., New York, New York, as fiscal agent for MBIA Corp., sufficient to fully cover the deficit. If notice of nonpayment is received on or after the due date, MBIA Corp. will provide for payment within one business day following receipt of the notice. Upon payment by MBIA Corp. of any Bonds, coupons, or interest payments, MBIA Corp. shall succeed to the rights of the owner of such Bonds, coupons or interest payments with respect thereto.

            Some of the Bonds in the New Jersey Navigator Trust may additionally be insured by a municipal bond guaranty insurance policy obtained by issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B of this Prospectus (the "Insurance Companies"). Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. The insurance, unless

82499.1
obtained by MBIA Corp., will also cover any accelerated payments of principal and any increase in interest payments or premiums, if any, payable upon mandatory redemption of the Bonds if interest on any such Bond is ultimately deemed to be subject to federal income tax. Insurance obtained from MBIA Corp. only guarantees the full and complete payments required to be made by or on behalf of an issuer of small industrial revenue bonds and pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. To the extent, therefore, that Bonds are only covered by insurance obtained from MBIA Corp., such Bonds will not be covered for the full and complete payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described under "Insurance on the Bonds" in Part B of this Prospectus. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be downgraded.


            All of the Bonds in the New Jersey Navigator Trust are covered by insurance obtained by the Sponsors from MBIA Corp. and 100% of the Bonds in the New Jersey Navigator Trust are Pre-Insured Bonds. The approximate percentage of the aggregate principal amount of the Trust that is insured by each Insurance Company with respect to Pre-Insured Bonds is as follows: AMBAC Indemnity Corp. ("AMBAC"), 12.9%; Bond Investors Guaranty ("BIG"), 34.3%; Financial Guaranty Insurance Company ("Financial Guaranty"), 17.2%; Municipal Bond Insurance Association ("MBIA"), 12%; and MBIA Corp., 23.6%.

            PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate offering price of the Bonds in such Trust divided by the number of Units outstanding, plus a sales charge of 4.76% of the Public Offering Price, or 4.997% of the net amount invested in Bonds per Unit. The sales charge for secondary market purchases is based upon the number of years remaining to maturity of each bond in the Trust's portfolio. (See "Public Offering" in Part B of this Prospectus.) In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $918.55 plus accrued interest of $11.93 under the monthly distribution plan, $16.30 under the semi-annual distribution plan and $43.95 under the annual distribution plan, for a total of $930.48, $934.85 and $962.50, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Public Offering--Offering Price" in Part B of this Prospectus.)


            ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method previously described under "Public Offering Price") as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

82499.1

            Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

            Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

            The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

            A schedule of cash flow projections is available from the Sponsors upon request.

            DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan chosen by the Certificateholder. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the elections of the prior owner. The first interest distributions will be made on the First Payment Date to all Certificateholders of record on the First Record Date and thereafter distributions will be made in accordance with the distribution plan chosen by the Certificateholder. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, the amount of the first interest distributions and the specific dates representing the First Payment Date and the First Record Date see "Summary of Essential Information.")

            MARKET FOR UNITS. The Sponsors, although not obligated to do so, intend to maintain a secondary market for the Units of each Trust after the initial public offering has been completed. The secondary market repurchase price will be based on the aggregate bid price of the Bonds in the Trust portfolio; and the reoffer price will be based on the aggregate bid price of

82499.1
the Bonds plus a sales charge of 4.76% of the Public Offering Price (4.997% of the net amount invested), plus net accrued interest. If a market is not maintained a Certificateholder will be able to redeem his or her Units with the Trustee at a price based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" in Part B of this Prospectus.)


            TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual and annual plans of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus. Residents of Texas see "Total Reinvestment Plan for Texas Residents" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

82499.1

                      INSURED MUNICIPAL SECURITIES TRUST
                         NEW JERSEY NAVIGATOR INSURED
                                   SERIES 2

             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1995


Date of Deposit:  October 25, 1990           Weighted Average Life to
Principal Amount of Bonds ...  $4,660,000      Maturity: 15.1 Years.
Number of Units .............  5,668         Minimum Value of Trust:
Fractional Undivided Inter-                    Trust may be terminated if
  est in Trust per Unit .....  1/5668          value of Trust is less than
Principal Amount of                            $2,400,000 in principal amount
  Bonds per Unit ............  $822.16         of Bonds.
Secondary Market Public                      Mandatory Termination Date:
  Offering Price**                             The earlier of December 31,
  Aggregate Bid Price                          2039 or the disposition of the
    of Bonds in Trust .......  $4,970,050+++   last Bond in the Trust.
  Divided by 5,668 Units ....  $876.86       Trustee***:  Chase Manhattan
  Plus Sales Charge of 4.76%                   Bank, N.A.
    of Public Offering Price   $41.69        Trustee's Annual Fee:  Monthly
  Public Offering Price                        plan $.98 per $1,000; semi-
    per Unit ................  $918.55+        annual plan $.52 per $1,000;
Redemption and Sponsors'                       and annual plan is $.34 per
  Repurchase Price                             $1,000.
  per Unit ..................  $876.86+      Evaluator:  Kenny S&P Evaluation
                                      +++      Services.
                                      ++++   Evaluator's Fee for Each
Excess of Secondary Market                     Evaluation:  Minimum of $8 plus
  Public Offering Price                        $.25 per each issue of Bonds in
  over Redemption and                          excess of 50 issues (treating
  Sponsors' Repurchase                         separate maturities as separate
  Price per Unit ............  $41.69++++      issues).
Difference between Public                    Sponsors:  Reich & Tang
  Offering Price per Unit                      Distributors L.P. and Gruntal &
  and Principal Amount per                     Co., Incorporated
  Unit Premium/(Discount) ...  $96.39        Sponsors' Annual Fee:  Maximum of
Evaluation Time:  4:00 p.m.                    $.25 per $1,000 principal
  New York Time.                               amount of Bonds (see "Trust
Minimum Principal Distribution:                Expenses and Charges" in Part B
  $1.00 per Unit.                              of this Prospectus).


      PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED

                                          Monthly     Semi-Annual    Annual
                                          Option        Option       Option

Gross annual interest income# .........   $56.41       $56.41         $56.41
Less estimated annual fees and
  expenses ............................     1.84         1.29           1.13
Estimated net annual interest             ______       ______         ______
  income (cash)# ......................   $54.57       $55.12         $55.28
Estimated interest distribution# ......     4.54        27.56          55.28
Estimated daily interest accrual# .....    .1515        .1531          .1535
Estimated current return#++ ...........    5.94%        6.00%          6.02%
Estimated long term return++ ..........    5.14%        5.20%          5.22%
Record dates ..........................   1st of      Dec. 1 and     Dec. 1
                                          each month  June 1
Interest distribution dates ...........   15th of     Dec. 15 and    Dec. 15
                                          each month  June 15

82499.1

   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.

  ** For information regarding offering price per Unit and applicable sales charge under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.


 *** The Trustee maintains its corporate trust office at 770 Broadway, New York, New York 10003 (tel. no.: 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   + Plus accrued interest to the expected date of settlement (approximately five business days after purchase) of $11.93 monthly, $16.30 semi-annually and $43.95 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.

82499.1

                        INFORMATION REGARDING THE TRUST
                              AS OF JUNE 30, 1995


DESCRIPTION OF PORTFOLIO*

            The portfolio of the Trust consists of 9 issues representing obligations of 9 issuers located in the state of New Jersey. The Sponsors have not participated as a sole underwriter or manager, co-manager or members of underwriting syndicates from which any of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 10.7% are hospital revenue bonds; none were issued in connection with the financing of nuclear generating facilities; and none are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. Nine issues representing $4,660,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Convention Center 1, Correctional Facility 1, Hospital 1, Lease Rental 1, Port Authority 1, School District 1, Sewer 1, Solid Waste 1 and Waste 1. For an explanation of the significance of these factors see "The Trust--Portfolio" in Part B of this Prospectus.

            As of June 30, 1995, $1,300,000 (approximately 27.9% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $200,000 (approximately 4.3% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 12.9% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 59.2% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.


            None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


--------
* Changes in the Trust Portfolio: From July 1, 1995 to September 15, 1995, 17 Units were redeemed and are no longer contained in the Trust.

82499.1

                     FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                     Distribu-
                                                                      tions of
                                          Distributions of Interest Principal
                                         During the Period (per Unit)    During
                            Net Asset*              Semi-             the
                 Units Out-   Value      Monthly    Annual  Annual   Period
Period Ended      standing   Per Unit    Option     Option  Option  (Per Unit)


June 30, 1993       6,000      $942.34    $61.99   $62.01   $66.60   $131.20
June 30, 1994       5,783       885.84     55.15    55.78    57.93     18.33
June 30, 1995       5,668       893.15     54.54    55.18    55.45      1.00


--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

82499.1

Independent Auditors' Report


The Sponsor, Trustee and Certificateholders
Insured Municipal Securities Trust, New Jersey Navigator Insured Series 2:


We have audited the accompanying statement of net assets, including the portfolio, of Insured Municipal Securities Trust, New Jersey Navigator Insured Series 2 as of June 30, 1995, and the related statements of operations, and changes in net assets for each of the years in the three year period then ended. These financial statements are the responsibility of the Trustee (see note 2). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Insured Municipal Securities Trust, New Jersey Navigator Insured Series 2 as of June 30, 1995, and the results of its operations and the changes in its net assets for each of the years in the three year period then ended, in conformity with generally accepted accounting principles.




            KPMG Peat Marwick LLP


New York, New York
September 15, 1995
except as to Note 7 as to
which the date is
September 28, 1995

                          INSURED MUNICIPAL SECURITIES TRUST
                         NEW JERSEY NAVIGATOR INSURED SERIES 2

                              Statement of Net Assets

                                 June 30, 1995

       Investments in marketable securities,
          at market value (cost $4,413,721)                         $ 4,970,040

       Excess of other assets over total liabilities                     92,327
                                                                      ----------

       Net assets 5,668 units   of fractional undivided
          interest outstanding,  $893.15 per unit)                  $ 5,062,367
                                                                      ==========

       See accompanying notes to financial statements.

      INSURED MUNICIPAL SECURITIES TRUST, NEW JERSEY NAVIGATOR INSURED SERIES 2

                             Statements of Operations

                                                        Years ended June 30,
                                              ---------  -- ---------  ---  ---------
                                              ---------     ---------       ---------
                                                1995          1994            1993
                                              ---------     ---------       ---------

    Investment income - interest            $  325,214       341,911         377,573
                                              ---------     ---------       ---------

    Expenses:
       Trustee's fees                            6,328         5,618           6,154
       Evaluator's fees                          2,382         2,204           2,115
       Sponsor's advisory fee                    1,231         1,320           1,485
                                              ---------     ---------       ---------

              Total expenses                     9,941         9,142           9,754
                                              ---------     ---------       ---------

              Investment income, net           315,273       332,769         367,819
                                              ---------     ---------       ---------

    Realized and unrealized gain (loss) on investments:
         Net realized gain
           on bonds sold or called               3,775        11,678           1,904
         Unrealized appreciation
            (depreciation) for the year         35,774      (242,708)        308,979
                                              ---------     ---------       ---------

            Net gain (loss) on investments      39,549      (231,030)        310,883
                                              ---------     ---------       ---------

            Net increase in net
              assets resulting
              from operations               $  354,822       101,739         678,702
                                              =========     =========       =========

See accompanying notes to financial statements.

    INSURED MUNICIPAL SECURITIES TRUST, NEW JERSEY NAVIGATOR INSURED SERIES 2

                         Statements of Changes in Net Assets

                                                         Years ended June 30,
                                              ----------- -- ------------ -  -----------
                                              -----------    ------------    -----------
                                                 1995            1994           1993
                                              -----------    ------------    -----------

    Operations:
       Investment income, net               $    315,273         332,769        367,819
       Net realized gain on bonds
         sold or called                            3,775          11,678          1,904
       Unrealized appreciation
         (depreciation) for the year              35,774        (242,708)       308,979
                                              -----------    ------------    -----------

                    Net increase in net
                      assets resulting
                      from operations            354,822         101,739        678,702
                                              -----------    ------------    -----------

    Distributions to Certificateholders:
        Investment income                        310,888         326,825        370,630
        Principal                                  5,668         109,980        787,200

    Redemptions:
        Interest                                   4,170           7,211          -
        Principal                                 94,525         188,992          -
                                              -----------    ------------    -----------

                  Total distributions
                    and redemptions              415,251         633,008      1,157,830
                                              -----------    ------------    -----------

                  Total decrease                 (60,429)       (531,269)      (479,128)

    Net assets at beginning of year            5,122,796       5,654,065      6,133,193
                                              -----------    ------------    -----------

    Net assets at end of year (including
       undistributed net investment
       income of  $102,594,   $102,379 and
       $103,646, respectively)              $  5,062,367       5,122,796      5,654,065
                                              ===========    ============    ===========

    See accompanying notes to financial statements.

INSURED MUNICIPAL SECURITIES TRUST
 NEW JERSEY NAVIGATOR INSURED SERIES 2

Notes to Financial Statements

June 30, 1995, 1994 and 1993




(1)            Organization and Financial and Statistical Information

Insured Municipal Securities Trust, New Jersey Navigator Insured Series 2 (Trust) was organized on October 25, 1990 (date of deposit) by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated (Co-Sponsors) under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940.

(2)            Summary of Significant Accounting Policies

United States Trust Company of New York (Trustee) has custody of and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto.

The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements. The accompanying financial statements have been adjusted to record the unrealized appreciation (depreciation) of investments and to record interest income and expenses on the accrual basis.

The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

Investments are carried at market value which is determined by Kenny S&P Evaluation Services (Evaluator). The market value of the investments is based upon the bid prices for the bonds at the end of the period, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

(3)            Income Taxes

The Trust is not subject to Federal income taxes as provided for by the Internal Revenue Code.

            (Continued)

INSURED MUNICIPAL SECURITIES TRUST
NEW JERSEY NAVIGATOR INSURED SERIES 2

Notes to Financial Statements

(4)            Trust Administration

The fees and expenses of the Trust are incurred and paid on the basis set forth under "Trust Expenses and Charges" in Part B of this Prospectus.

The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

See "Financial and Statistical Information" in Part A of this Prospectus for the amounts of per unit distributions during the years ended June 30, 1995, 1994, and 1993.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. 115 and 217 units were redeemed during the years ended June 30, 1995 and 1994. No units were redeemed duing the year ended June 30, 1993.

(5)            Net Assets

      At June 30, 1995, the net assets of the Trust represented the interest of Certificateholders as follows:

        Original cost to Certificateholders                  $  6,055,356
        Less initial gross underwriting commission               (296,715)
                                                                5,758,641
        Cost of securities sold or called                      (1,355,198)
        Net unrealized appreciation                               556,319
        Undistributed net investment income                       102,594
        Undistributed proceeds from bonds sold or called               11
                    Total                                    $  5,062,367

            The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 6,000 units of fractional undivided interest of the Trust as of the date of deposit.

            Undistributed net investment income includes accumulated accretion of original issue discount of $10,278.

INSURED MUNICIPAL SECURITIES TRUST
NEW JERSEY NAVIGATOR INSURED SERIES 2

Notes to Financial Statements

(6)            Successor Trustee

Effective September 2, 1995, United States Trust Companyof New York was merged into Chase Manhattan Bank (National Association) ("Chase"). Accordingly, Chase is the successor trustee of the unit investment trusts sponsored by Bear Stearns and Co.

(7)            Successor Sponsor

Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor ("the Sponsor") to certain of the unit investments trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear Stearns & Co. Inc., the previous sponsor.


INSURED MUNICIPAL SECURITIES TRUST
NEW JERSEY NAVIGATOR INSURED SERIES 2

Portfolio
 June 30, 1995

Port-    Aggregate                                                    Coupon Rate/    Redemption Feature
folio    Principal               Name of Issuer              Ratings  Date(s) of      S.F.--Sinking Fund         Market
No.       Amount               and Title of Bonds              (1)    Maturity(2)     Ref.--Refunding(2)(7)      Value(3)
-----    ---------    -------------------------------------   -----   -------------   -----------------------    ----------

   1  $    500,000    N.J. Hlth. Care Facs. Finc. Auth.        AAA    6.500%          7/01/10 @ 100 S.F.      $     522,860
                      Rev. Bonds Bayshore Cmmnty. Hosp.               7/01/2015       7/1/99 @ 102
                      Issue Series 1989 A (MBIA Corp.)

   2       600,000    Port Auth. of N.Y. & N.J. Cnsldtd.       AAA    7.000           9/01/11 @ 100 S.F.            628,440
                      Rev. Bonds Sixty-fifth 1989 Series              9/01/2024       11/01/96 @ 102 Ref.
                      (MBIA Corp.)

   3       600,000    Atlantic Cnty. N.J. Imprvmt. Auth.       AAA    7.400           3/01/07 @ 100 S.F.            674,760
                      Pub. Facs. Lease Rental Rev. Rfndg.             3/01/2012       None
                      Bonds (Atlantic Cnty. Prjts.) Series
                      1986 A (MBIA Corp.)

   4       600,000    Atlantic Cnty. N.J. Imprvmt. Auth.       AAA    7.400           7/01/11 @ 100 S.F.            712,428
                      Convntn. Cntr. Rev. Bonds Series 1985           7/01/2016       None
                      (MBIA Corp.)

   5       560,000    Hudson Cnty. N.J. Certs. of Part.        AAA    7.600           12/01/09 @ 100 S.F.           629,362
                      (Correc. Fac.) Rev. Bonds Series 1988           12/01/2021      12/01/98 @ 102 Ref.
                      (MBIA Corp.) (5)

   6       600,000    Mercer Cnty. N.J. Imprvmt. Auth. Rev.    AAA    6.000           12/15/10 @ 100 S.F.           638,466
                      Bonds (Rgnl. Sludge Prjt.) Series               12/15/2015      12/15/99 @ 100 R.F.
                      1990 (MBIA Corp.) (5)

   7       500,000    Pleasantville N.J. Schl. Dstrct.         AAA    7.700           10/01/07 @ 100 S.F.           551,415
                      Certs. of Part. Rev. 1988 Bonds (MBIA           10/01/2013      10/01/98 @ 102 Ref.
                      Corp.)

   8       500,000    Sussex Cnty. N.J. Muni. Utils. Auth.     AAA    7.875           12/01/07 @ 100 S.F.           566,265
                      Solid Waste Rev. Bonds 1988 Series A            12/01/2013      12/01/98 @ 102 Ref.
                      (MBIA Corp.) (5)

   9       200,000    Camden Cnty. N.J. Muni. Utils. Auth.     AAA    0.000           No Sinking Fund                46,044
                      Cnty. Agreement Swr. Rev. Cap.                  9/01/2019       None
                      Apprec. Bonds Series 1990 A (MBIA
                      Corp.)
         ---------                                                                                               ----------

      $  4,660,000                                                                                            $   4,970,040
         =========                                                                                               ==========

    See accompanying footnotes to portfolio and notes to financial statements.

INSURED MUNICIPAL SECURITIES TRUST
 NEW JERSEY NAVIGATOR INSURED SERIES 2

Footnotes to Portfolio

June 30, 1995




(1) All ratings are by Standard & Poor's Corporation. A brief description of the ratings symbols and their meanings is set forth under "Description of Bond Ratings" in Part B of this Prospectus.

(2) See "The Trust - Portfolio" in Part B of this Prospectus for an explanation of redemption features. See "Tax Status" in Part B of this Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

(3) At June 30, 1995, the net unrealized appreciation of all the bonds was comprised of gross unrealized appreciation of $556,319.

(4) The annual interest income, based upon bonds held at June 30, 1995, (excluding accretion of original issue discount on zero-coupon bonds) to the Trust is $319,735.

(5) The bonds have been prerefunded and will be redeemed at the next refunding call date.

(6) Bonds sold or called after June 30, 1995 are noted in a footnote "Changes in Trust Portfolio" under "Description of Portfolio" in Part A of this Prospectus.

(7) The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues).

            Note:  Part B of This Prospectus May Not Be Distributed
                         Unless Accompanied by Part A.

                       Please Read and Retain Both Parts
                   of This Prospectus For Future Reference.


                      INSURED MUNICIPAL SECURITIES TRUST



                               Prospectus Part B


                           Dated:  October 31, 1995



                                   THE TRUST

Organization


            "Insured Municipal Securities Trust" (the "Trust") consists of the "unit investment trust" designated as set forth in Part A.* The Trust was created under the laws of the State of New York pursuant to the Trust Indenture and Agreement** (collectively, the "Trust Agreement"), dated the Date of Deposit, among Reich & Tang Distributors L.P., as successor Sponsor to Bear Stearns & Co. Inc., or depending on the particular Trust, among Reich & Tang Distributors L.P. and Gruntal & Co., Incorporated, as Co-Sponsors (the Sponsor or Co-Sponsors, if applicable, are referred to herein as the "Sponsor"), Kenny S&P Evaluation Services, a division of J.J. Kenny Co. Inc., as Evaluator and Chase Manhattan Bank, N.A., as Trustee. The name of the Sponsor for a particular Trust is contained in the "Summary of Additional Information" in Part A.

            On the Date of Deposit, the Sponsor deposited with the Trustee long-term insured bonds, and/or delivery statements relating to contracts for the purchase of certain such bonds (the "Bonds") and cash or an irrevocable letter of credit issued by a major commercial bank in the amount required for such purchases. Thereafter, the Trustee, in exchange for the Bonds so deposited, delivered to the Sponsor the Certificates evidencing the ownership of all Units of the Trust. The Trust consists of the Bonds described under "The Trust" in Part A, the interest (including, where applicable, earned original issue discount) on which, in the opinions of bond counsel to the respective issuers given at the time of original delivery of the Bonds, is exempt from regular federal income tax under existing law.


            Each "Unit" outstanding on the Evaluation Date represented an undivided interest or pro rata share in the principal and interest of the Trust in the ratio of one Unit to the principal amount of Bonds in the Trust on such date as specified in Part A of this Prospectus. To the extent that

--------
* This Part B relates to the outstanding series of Insured Municipal Securities Trust, Insured Municipal Securities Discount Trust, Insured Municipal Securities New York Navigator Insured Trust, Insured Municipal Securities New Jersey Navigator Insured Trust and/or Insured Pennsylvania Navigator Trust as reflected in Part A attached hereto.
** References in this Prospectus to the Trust Agreement are qualified in their entirety by the Trust Indenture and Agreement which is incorpo-rated herein.


112677.2
any Units are redeemed by the Trustee, the fractional undivided interest or pro rata share in the Trust represented by each unredeemed Unit will increase, although the actual interest in the Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Certificateholders, which may include the Sponsor or the Under-writers, or until the termination of the Trust Agreement.

Objectives

            The Trust, one of a series of similar but separate unit investment trusts formed by the Sponsor, offers investors the opportunity to participate in a portfolio of long-term insured tax-exempt bonds with a greater diversification than they might be able to acquire themselves. The objectives of the Trust are to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel given at the time of original delivery of the Bonds, is exempt from regular federal income tax under existing law and exempt from state and local income tax to the extent indicated herein when received by persons subject to state and local taxation in a state in which the issuers of the Bonds are located. Such interest income may, however, be subject to the federal corporate alternative minimum taxes and to state and local taxes.
(See "Description of Portfolio" in Part A for a list of those Bonds which pay interest income subject to federal individual alternative minimum tax. See also "Tax Status".) Consistent with such objectives, the Sponsor has obtained bond insurance guaranteeing the scheduled payment of principal and interest on certain of the Bonds and have purchased, as to the remainder of each Trust Portfolio, Bonds which are already covered by insurance. (See "Insurance on the Bonds".) An investor will realize taxable income upon maturity or early redemption of the market discount bonds in a Trust portfolio and will realize, where applicable, tax-exempt income to the extent of the earned portion of interest, including original issue discount earned on the Bonds in a Trust portfolio. Investors should be aware that there is no assurance the Trust's objectives will be achieved as these objectives are dependent on the continuing ability of the issuers of the Bonds to meet their interest and principal payment requirements, on the abilities of the Insurance Companies to meet their obligations under the policies of insurance issued on the Bonds, on the continuing satisfaction of the Bonds of the conditions required for the exemption of interest thereon from regular federal income tax and on the market value of the Bonds, which can be affected by fluctuations in interest rates and other factors.

            Since disposition of Units prior to final liquidation of each Trust may result in an investor receiving less than the amount paid for such Units (see "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price"), the purchase of a Unit should be looked upon as a long-term investment. Neither the Trust nor the Total Reinvestment Plan are designed to be complete investment programs.

Portfolio

            All of the Bonds in the Trust were rated "AAA" by Standard & Poor's Corporation at the time originally deposited in the Trust. (See "Insurance on the Bonds.") The "AAA" rating was assigned to the Bonds by Standard & Poor's because each Bond was insured by a municipal bond guaranty insurance policy issued by a company whose claims-paying ability was rated "AAA" by Standard & Poor's at that time. In the event of a downgrading of the claims-paying ability of one of the insurers, as of the Evaluation Date, the Bonds in the Trust which are insured by that company would no longer be rated "AAA" by Standard & Poor's. The Units of Trusts containing the downgraded bonds are no longer rated "AAA."


                                    -2-
112677.2

            For information regarding (i) the number of issues in the Trust,
(ii) the range of fixed maturities of the Bonds, (iii) the number of issues payable from the income of a specific project or authority and (iv) the number of issues constituting general obligations of a government entity, see "Information Regarding the Trust" and "Portfolio" in Part A of this Prospectus.

            When selecting Bonds for a Trust, the following factors, among others, were considered by the Sponsor: (a) the quality of the Bonds and whether such Bonds, whether Sponsor-Insured or Pre-Insured, were rated "AAA" by Standard & Poor's Corporation, (b) the yield and price of the Bonds relative to other tax-exempt securities of comparable quality and maturity,
(c) income to the Certificateholders of the Trust, (d) whether a bond was insured, or insurance was available for the Bonds at a reasonable cost, (e) in connection with Bonds for which bond insurance was obtained by the Sponsor, the quality of the Bonds and whether they were rated, without regard to such bond insurance, "A" or better by either Standard & Poor's Corporation or Moody's Investors Service, and (f) the diversification of the Trust portfolio, as to purpose of issue and location of issuer, taking into account the availability in the market of issues which meet the Trust's quality, rating, yield and price criteria. Subsequent to the Date of Deposit, a Bond may cease to be rated or its rating may be reduced below that specified above. Neither event requires an elimination of such Bond from a Trust but may be considered in the Sponsor's determination to direct the Trustee to dispose of the Bond. (See "Portfolio Supervision".) For an interpretation of the bond ratings see "Description of Bond Ratings".

            Housing Bonds. Some of the aggregate principal amount of the Bonds may consist of obligations of state and local housing authorities whose revenues are primarily derived from mortgage loans to rental housing projects for low to moderate income families. Since such obligations are usually not general obligations of a particular state or municipality and are generally payable primarily or solely from rents and other fees, adverse economic developments including failure or inability to increase rentals, fluctuations of interest rates and increasing construction and operating costs may reduce revenues available to pay existing obligations. See "Description of Portfolio" in Part A for the amount of rental housing bonds contained therein.

            Hospital Revenue Bonds. Some of the aggregate principal amount of the Bonds may consist of hospital revenue bonds. Ratings of hospital bonds are often initially based on feasibility studies which contain projections of occupancy levels, revenues and expenses. Actual experience may vary considerably from such projections. A hospital's gross receipts and net income will be affected by future events and conditions including, among other things, demand for hospital services and the ability of the hospital to provide them, physicians' confidence in hospital management capability, economic developments in the service area, competition, actions by insurers and governmental agencies and the increased cost and possible unavailability of malpractice insurance. Additionally, a major portion of hospital revenue typically is derived from federal or state programs such as Medicare and Medicaid which have been revised substantially in recent years and which are undergoing further review at the state and federal level.

            Proposals for significant changes in the health care system and the present programs for third party payment of health care costs are under consideration in Congress and many states. Future legislation or changes in the areas noted above, among other things, would affect all hospitals to varying degrees and, accordingly, any adverse change in these areas may affect the ability of such issuers to make payment of principal and interest on such bonds. See "Description of Portfolio" in Part A for the amount of hospital revenue bonds contained therein.


                                    -3-
112677.2

            Nuclear Power Facility Bonds. Certain Bonds may have been issued in connection with the financing of nuclear generating facilities. In view of recent developments in connection with such facilities, legislative and administrative actions have been taken and proposed relating to the development and operation of nuclear generating facilities. The Sponsor is unable to predict whether any such actions or whether any such proposals or litigation, if enacted or instituted, will have an adverse impact on the revenues available to pay the debt service on the Bonds in the portfolio issued to finance such nuclear projects. See "Description of Portfolio" in Part A for the amount of bonds issued to finance nuclear generating facilities contained therein.

            Mortgage Subsidy Bonds. Certain Bonds may be "mortgage subsidy bonds" which are obligations of which all or a significant portion of the proceeds are to be used directly or indirectly for mortgages on owner-occupied residences. Section 103A of the Internal Revenue Code of 1954, as amended, provided as a general rule that interest on "mortgage subsidy bonds" will not be exempt from Federal income tax. An exception is provided for certain "qualified mortgage bonds." Qualified mortgage bonds are bonds that are used to finance owner-occupied residences and that meet numerous statutory requirements. These requirements include certain residency, ownership, purchase price and target area requirements, ceiling amounts for state and local issuers, arbitrage restrictions and (for bonds issued after December 31, 1984) certain information reporting, certification, public hearing and policy statement requirements. In the opinions of bond counsel to the issuing governmental authorities, interest on all the Bonds in a Trust that might be deemed "mortgage subsidy bonds" will be exempt from Federal income tax when issued. See "Description of Portfolio" in Part A for the amount of mortgage subsidy Bonds contained therein.

            Mortgage Revenue Bonds. Certain Bonds may be "mortgage revenue bonds." Under the Internal Revenue Code of 1986, as amended (the "Code") (and under similar provisions of the prior tax law) "mortgage revenue bonds" are obligations the proceeds of which are used to finance owner-occupied residences under programs which meet numerous statutory requirements relating to residency, ownership, purchase price and target area requirements, ceiling amounts for state and local issuers, arbitrage restrictions, and certain information reporting certification, and public hearing requirements. There can be no assurance that additional federal legislation will not be introduced or that existing legislation will not be further amended, revised, or enacted after delivery of these Bonds or that certain required future actions will be taken by the issuing governmental authorities, which action or failure to act could cause interest on the Bonds to be subject to federal income tax. If any portion of the Bond proceeds are not committed for the purpose of the issue, Bonds in such amount could be subject to earlier mandatory redemption at par, including issues of Zero Coupon Bonds (see "Discount and Zero Coupon Bonds"). See "Description of Portfolio" in Part A for the amount of mortgage revenue bonds contained therein.

            Private Activity Bonds. The portfolio of the Trust may contain other Bonds which are "private activity bonds" (often called Industrial Revenue Bonds ("IRBs") if issued prior to 1987) which would be primarily of two types: (1) Bonds for a publicly owned facility which a private entity may have a right to use or manage to some degree, such as an airport, seaport facility or water system and (2) facilities deemed owned or beneficially owned by a private entity but which were financed with tax-exempt bonds of a public issuer, such as a manufacturing facility or a pollution control facility. In the case of the first type, bonds are generally payable from a designated source of revenues derived from the facility and may further receive the benefit of the legal or moral obligation of one or more political subdivisions or taxing jurisdictions. In most cases of project financing of the first type, receipts or revenues of the issuer are derived from the project or the

                                    -4-
112677.2
operator or from the unexpended proceeds of the bonds. Such revenues include user fees, service charges, rental and lease payments, and mortgage and other loan payments.

            The second type of issue will generally finance projects which are owned by or for the benefit of, and are operated by, corporate entities. Ordinarily, such private activity bonds are not general obligations of governmental entities and are not backed by the taxing power of such entities, and are solely dependent upon the creditworthiness of the corporate user of the project or corporate guarantor.

            The private activity bonds in the Trust have generally been issued under bond resolutions, agreements or trust indentures pursuant to which the revenues and receipts payable under the issuer's arrangements with the users or the corporate operator of a particular project have been assigned and pledged to the holders of the private activity bonds. In certain cases a mortgage on the underlying project has been assigned to the holders of the private activity bonds or a trustee as additional security. In addition, private activity bonds are frequently directly guaranteed by the corporate operator of the project or by another affiliated company. See "Description of Portfolio" in Part A for the amount of private activity bonds contained therein.

            Litigation. Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated in a number of states. Decisions in some states have been reached holding such school financing in violation of state constitutions. In addition, legislation to effect changes in public school financing has been introduced in a number of states. The Sponsor is unable to predict the outcome of the pending litigation and legislation in this area and what effect, if any, resulting changes in the sources of funds, including proceeds from property taxes applied to the support of public schools, may have on the school bonds in a Trust.

            To the Sponsor's knowledge, there was no litigation pending as of the initial Date of Deposit with respect to any Bonds which might reasonably be expected to have a material adverse effect on a Trust. Subsequent to the Date of Deposit, litigation may be initiated on a variety of grounds with respect to Bonds in a Trust. Such litigation, as, for example, suits challenging the issuance of pollution control revenue bonds under recently-enacted environmental protection statutes, may affect the validity of such Bonds or the tax-free nature of the interest thereon. The Sponsor is unable to predict whether any such litigation may be instituted or, if instituted, whether it might have a material adverse effect on a Trust.

            Other Factors. The Bonds in the Trust, despite their optional redemption provisions which generally do not take effect until 10 years after the original issuance dates of such bonds (often referred to as "ten year call protection"), do contain provisions which require the issuer to redeem such obligations at par from unused proceeds of the issue within a stated period. In recent periods of declining interest rates there have been increased redemptions of bonds, particularly housing bonds, pursuant to such redemption provisions. In addition, the Bonds in the Trusts are also subject to mandatory redemption in whole or in part at par at any time that voluntary or involuntary prepayments of principal on the underlying collateral are made to the trustee for such bonds or that the collateral is sold by the bond issuer. Prepayments of principal tend to be greater in periods of declining interest rates; it is possible that such prepayments could be sufficient to cause a bond to be redeemed substantially prior to its stated maturity date, earliest call date or sinking fund redemption date.


                                    -5-
112677.2

            The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, or termination of a contract).

            In 1976 the federal bankruptcy laws were amended so that an authorized municipal debtor could more easily seek federal court protection to assist in reorganizing its debts so long as certain requirements were met. Historically, very few financially troubled municipalities have sought court assistance for reorganizing their debts; notwithstanding, the Sponsor is unable to predict to what extent financially troubled municipalities may seek court assistance in reorganizing their debts in the future and, therefore, what effect, if any, the applicable federal bankruptcy law provisions will have on the Trusts.

            The Trust may also include "moral obligation" bonds. Under statutes applicable to such bonds, if any issuer is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality in question. See "Description of Portfolio" in Part A of this Prospectus for the amount of moral obligation bonds contained therein.

            Certain of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. A sinking fund is a reserve fund appropriated specifically toward the retirement of a debt. A callable bond is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A refunding is a method by which a bond is redeemed at or before maturity from the proceeds of a new issue of bonds. In general, call provisions are more likely to be exercised when the offering side evaluation of a bond is at a premium over par than when it is at a discount from par. A listing of the sinking fund and call provisions, if any, with respect to each of the Bonds is contained under "Portfolio". Certificateholders will realize a gain or loss on the early redemption of such Bonds, depending upon whether the price of such Bonds is at a discount from or at a premium over par at the time Certificateholders purchase their Units.

            Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Bonds. Because certain of the Bonds from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances, no assurance can be given that a Trust will retain its present size and composition for any length of time. The proceeds from the sale of a Bond or the exercise of any redemption or call provision will be distributed to Certificateholders on the next distribution date, except to the extent such proceeds are applied to meet redemptions of Units. (See "Trustee Redemption".)


            Puerto Rico Bonds. Certain of the Bonds in the Trust may be general obligations and/or revenue bonds of issuers located in Puerto Rico which will be affected by general economic conditions in Puerto Rico. The economy of Puerto Rico is closely integrated with that of the mainland United States. During fiscal year 1994, approximately 87% of Puerto Rico's exports went to the United States mainland, which was also the source of approximately 67% of Puerto Rico's imports. In fiscal 1994, Puerto Rico experienced a $4.3 billion positive adjusted merchandise trade balance. The economy of Puerto Rico is dominated by the manufacturing and service sectors. The manufacturing sector has experienced a basic change over the years as a result of increased emphasis on higher wage, high technology industries such as pharmaceuticals, electronics, computers, microprocessors, professional and scientific instruments, and certain high technology machinery and equipment. The service sector, including finance, insurance and real estate, also plays a major role in the economy. It ranks second only to manufacturing in contribution to the gross domestic product and leads all sectors in providing employment. In


                                    -6-
112677.2
recent years, the service sector has experienced significant growth in response to the expansion of the manufacturing sector. Since fiscal 1985, personal income, both aggregate and per capita, has increased consistently each fiscal year. In fiscal 1994, aggregate personal income was $25.7 billion ($21.6 billion in 1987 prices) and personal income per capita was $7,047 ($5,902 in 1987 prices). Personal income includes transfer payments to individuals in Puerto Rico under various social programs. Total federal payments to Puerto Rico, which include transfers to Commonwealth government entities and expenditures of federal agencies in Puerto Rico, in addition to federal transfer payments to individuals, are lower on a per capita basis in Puerto Rico than in any state. Transfer payments to individuals in fiscal 1994 were $5.7 billion, of which $3.9 billion, or 68.9%, represent entitlements to individuals who had previously performed services or made contributions under programs such as Social Security, Veterans' Benefits and Medicare. The number of persons employed in Puerto Rico during fiscal 1994 averaged 1,011,000. Unemployment, although at a low level compared to the late 1970s, remains above the average for the United States. In fiscal year end June 30, 1994, the unemployment rate in Puerto Rico was 16.0%. Puerto Rico's decade-long economic expansion continued throughout the five-year period from fiscal 1990 through fiscal 1994. Almost every sector of its economy was affected and record levels of employment were achieved. Factors behind this expansion include Commonwealth sponsored economic development programs, the relatively stable prices of oil imports, the continued growth of the United States economy, periodic declines in exchange value of the United States dollar and the relatively low cost of borrowing during the period. The Planning Board's most recent Gross Product forecast for fiscal 1995 and fiscal 1996, made in February 1995, shows increases of 2.9% and 2.7%, respectively. The Puerto Rico Planning Board's economic activity index, a composite index for thirteen economic indicators, increased 2.7% for the first seven months of fiscal 1995 compared to the same period of fiscal 1994, which period showed an increase of 1.3% over the same period of fiscal 1993. Growth in the Puerto Rico economy in fiscal 1996 depends on several factors, including the state of the United States economy and the relative stability in the price of oil imports, the exchange value of the U.S. dollar and the cost of borrowing.


Discount And Zero Coupon Bonds

            Some of the Bonds in a Trust may be original issue discount bonds. The original issue discount, which is the difference between the initial purchase price of the Bonds and the face value, is deemed to accrue on a daily basis and the accrued portion will be treated as tax-exempt interest income for regular federal income tax purposes. Upon sale or redemption, any gain realized that is in excess of the earned portion of original issue discount will be taxable as capital gain. (See "Tax Status".) The current value of an original issue discount bond reflects the present value of its face amount at maturity. The market value tends to increase more slowly in early years and in greater increments as the Bonds approach maturity. Of these original issue discount bonds, some of the aggregate principal amount of the Bonds in the Trust may be Zero Coupon Bonds. (See "Description of Portfolio" in Part A.) Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at face value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Zero Coupon Bonds generally are subject to redemption at compound accredit value based on par value at maturity. Because the issuer is not obligated to make current interest payments, Zero Coupon Bonds may be less likely to be redeemed than coupon bonds issued at a similar interest rate, although certain zero coupon housing bonds may be subject to mandatory call provisions.

            Some of the Bonds in the Trust may have been purchased at a "market" discount from par value at maturity. This is because the coupon interest rates on the discount bonds at the time they were purchased and

                                    -7-
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deposited in each Trust were lower than the current market interest rates for newly issued bonds of comparable rating and type. At the time of issuance the discount bonds were for the most part issued at then current coupon interest rates. The current yields (coupon interest income as a percentage of market price) of discount bonds will be lower than the current yields of comparably rated bonds of similar type newly issued at current interest rates because discount bonds tend to increase in market value as they approach maturity and the full principal amount becomes payable. Gain on the disposition of a Bond purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. A discount bond held to maturity will have a larger portion of its total return in the form of capital gain and less in the form of tax-exempt interest income than a comparable bond newly issued at current market rates. Discount Bonds with a large term to maturity tend to have a higher current yield and a lower current market value than otherwise comparable bonds with a shorter term to maturity. If interest rates rise, the value of discount bonds will decrease; and if interest rates decline, the value of discount bonds will increase. The discount does not necessarily indicate a lack of market confidence in the issuer.

Insurance On The Bonds

            Each of the Bonds in the Trust is insured by a municipal bond guaranty insurance policy obtained by either the Sponsor with respect to Bonds which were not insured prior to their deposit in the Trust ("Sponsor-Insured Bonds") or the issuer, underwriter or prior owner of the Bonds ("Pre-Insured Bonds"), and issued by one of the insurance companies described under "Insurance on the Bonds" in Part B (the "Insurance Companies"). The insurance policies are non-cancelable and will continue in force so long as the Bonds are outstanding and the insurers remain in business. The insurance policies guarantee the timely payment of principal and interest on the Bonds but do not guarantee the market value of the Bonds or the value of the Units. No representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds. An insurance company that is required to pay interest and/or principal in respect of any Bond will succeed and be subrogated to the Trustee's right to collect such interest and/or principal from the issuer and to other related rights of the Trustee with respect to any such Bond.

            Such insurance covers the scheduled payment of principal thereof and interest thereon when such amounts shall become due for payment but shall not have been paid by the issuer or any other insurer thereof. The insurance, unless obtained by MBIA Insurance Corporation ("MBIA Corp."), will also cover any accelerated payments of principal and any increase in interest payments or premiums, if any, payable upon mandatory redemption of the Bonds if interest on any Bonds is ultimately deemed to be subject to regular federal income tax. Insurance obtained from MBIA Corp. only guarantees the full and complete payments required to be made by or on behalf of an issuer of small industrial revenue bonds and pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds, including principal, interest or premiums payments, if any, as and when required. To the extent, therefore, that Bonds are only covered by insurance obtained from MBIA Corp., such Bonds will not be covered for the full and complete payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of tax-exempt status of the interest on such Bonds. None of the insurance will cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on the Bonds. The insurance relates only to the prompt payment of principal of and interest on the securities in the portfolios, and does not remove market risks nor does it guarantee the market value of Units in the Trusts. The terms of the insurance are more fully described herein. No

                                    -8-
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representation is made herein as to any Bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Pre-Insured Bonds. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of the insurer of an underlying Pre-Insured Bond may be down-graded.

Navigator Insured Trusts

            Sponsor-Insured Bonds. Each of the Bonds in the Navigator Trusts is insured by a financial guaranty insurance policy obtained by the Sponsor (the "Navigator Sponsor-Insured Bonds") from MBIA Corp. covering regularly scheduled payments of principal thereof and interest thereon when such amounts become due for payment but have not been paid. Such amounts shall be reduced by any amounts received by the holders or the owners of the Bonds from any trustee for the Bond issuers, any other Bond insurers or any other source other than MBIA Corp. MBIA Corp. has issued such policy or policies covering each of the Bonds in the Navigator Trusts and each such policy will remain in force until the payment in full of such Bonds, whether or not such Bonds continue to be held in the Navigator Trusts. The insurer's policies relating to small industrial development bonds and pollution control revenue bonds also guarantee any accelerated payments required to be made by or on behalf of an issuer of Bonds pursuant to the terms of the Bonds if there occurs an event which results in the loss of the tax-exempt status of the interest on such Bonds, including principal, interest or premium payments, if any, as and when required. Such insurance does not cover for any accelerated payments required to be made by or on behalf of an issuer of other than small industrial revenue bonds or pollution control revenue bonds if there occurs an event which results in the loss of the tax exempt status of the interest on such Bonds nor will the insurance cover accelerated payments of principal or penalty interest or premiums unrelated to taxability of interest on any of the Bonds, including pollution control revenue bonds or small industrial development bonds. In the event of such an acceleration, the payments guaranteed by MBIA Corp. shall be made in such amounts and at such times as such payments would have been made absent any such acceleration. The insurance relates only to the prompt payment of principal of and interest on the securities in the Navigator Portfolios and does not remove market risk nor does it guarantee the market value of Units in the Navigator Trusts. The terms of the insurance are more fully described herein. For discussion of the effect of an occurrence of non-payment of principal or interest on any Bonds in the Navigator Trusts see "Portfolio Supervision" in Part B. No representation is made herein as to any bond insurer's ability to meet its obligations under a policy of insurance relating to any of the Bonds in the Navigator Trusts. In addition, investors should be aware that subsequent to the Date of Deposit the rating of the claims-paying ability of MBIA Corp. may be downgraded, which may result in a downgrading of the rating of the Units in the Navigator Trusts. The premiums for the Navigator Sponsor-Insured Bonds are obligations of the Sponsor. Additionally, some of the Bonds in the Navigator Trusts may be Pre-Insured Bonds (as described below). The premium for the Pre-Insured Bonds is an obligation of the issuers, underwriters or prior owners of those Bonds. The insurance policy or policies relating to the Navigator Sponsor-Insured Bonds provides that, to the extent that Bonds are both Pre-Insured Bonds and Navigator Sponsor-Insured Bonds, coverage is effective after a claim has been made upon the insurer of the Pre-Insured Bonds.

            Upon notification from the trustee for any bond issuer or any holder or owner of the Bonds that such trustee or paying agent has insufficient funds to pay any principal or interest in full when due, MBIA Corp. will be obligated to deposit funds promptly with Citibank, N.A., New York, New York, as fiscal agent for MBIA Corp., sufficient to fully cover the deficit. If notice of nonpayment is received on or after the due date, MBIA Corp. will provide for payment within one business day following receipt of the notice. Upon payment by MBIA Corp. of any Bonds, coupons, or interest

                                    -9-
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payments, MBIA Corp. shall succeed to the rights of the owner of such Bonds, coupons or interest payments with respect thereto.


            Pre-Insured Bonds. Some of the Bonds in the Trusts which are insured under policies obtained by the Bond issuers, underwriters or prior owners of the Bonds ("Pre-Insured Bonds") are insured either by AMBAC Indemnity Corporation ("AMBAC"), Bond Investors Guaranty ("BIG"), Capital Guaranty Insurance Company ("Capital Guaranty"), Connie Lee Insurance Company ("Connie Lee"), Financial Guaranty Insurance Company ("Financial Guaranty"), Financial Security Assurance, Inc. ("Financial Security"), Firemen's Insurance Co. ("Firemen's"), Industrial Indemnity Company ("IIC") (which operates the Health Industry Board Insurance Program ("HIBI Program"), Municipal Bond Insurance Association ("MBIA"), MBIA Corp. or United States Fidelity and Guaranty Company ("USF&G Company") (collectively the "Insurance Companies"). The cost of this insurance is borne by the respective issuers, underwriters or prior owners of the Pre-Insured Bonds. The percentage of each Portfolio insured by each insurance company, if any, is set forth under "Insurance" in Part A of this Prospectus.

            AMBAC is a Wisconsin-domiciled stock insurance company, regulated by the Insurance Department of the State of Wisconsin, and licensed to do business in 50 states, the District of Columbia and the Commonwealth of Puerto Rico, with admitted assets (unaudited) of approximately $2,230,000,000, and statutory capital (unaudited) of approximately $1,260,000,000 as of June 30, 1995. Statutory capital consists of the statutory contingency reserve and policyholders' surplus of the insurance company. AMBAC is a wholly owned subsidiary of AMBAC Inc., a 100% publicly-held company.

            AMBAC has entered into pro rata reinsurance agreements under which a percentage of the insurance underwritten pursuant to certain municipal bond insurance programs of AMBAC has been and will be assumed by a number of foreign and domestic unaffiliated reinsurers.

            AMBAC has obtained a ruling from the Internal Revenue Service to the effect that the insuring of an obligation by AMBAC will not affect the treatment for federal income tax purposes of interest on such obligation and that insurance proceeds representing maturing interest paid by AMBAC under policy provisions substantially identical to those contained in its municipal bond insurance policy shall be treated for federal income tax purposes in the same manner as if such payments were made by issuer of the Bonds.


            As of the Evaluation Date the claims-paying ability of AMBAC has been rated "AAA" by Standard & Poor's.


            Capital Guaranty is a monoline stock insurance company incorporated in Maryland, and is a wholly owned subsidiary of Capital Guaranty Corporation, a Maryland insurance holding company. Capital Guaranty Corporation is publicly owned and its shares are traded on the New York Stock Exchange. Other than their capital commitment to Capital Guaranty Corporation, the shareholders of Capital Guaranty Corporation are not obligated to pay the debts of, or the claims against, Capital Guaranty Insurance Company. Capital Guaranty is authorized to provide insurance in 50 States, the District of Columbia and three U.S. territories. As of June 30, 1995, Capital Guaranty had more than $18.0 billion in net exposure outstanding (excluding defeased issues). The total statutory policyholders' surplus and contingency reserves of Capital Guaranty Insurance Company was approximately $201,131,000 (unaudited) and total admitted assets were approximately $316,110,400 (unaudited) as reported to the Insurance Department of the State of Maryland as of June 30, 1995.


            As of the Evaluation Date, the claims-paying ability of Capital Guaranty has been rated "AAA" by Standard & Poor's.

                                    -10-
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            Connie Lee, a stock insurance company incorporated in Wisconsin, is a wholly-owned subsidiary of College Construction Loan Insurance Association, a stockholder-owned District of Columbia insurance holding company whose creation was authorized by the 1986 amendments to the Higher Education Act. The United States Department of Education and Student Loan Marketing Association are founding shareholders of College Construction Loan Insurance Association. As a federally authorized company, Connie Lee's structure and operational authorities are subject to revision by amendments to the Higher Education Act or other federal enactments. CONNIE LEE IS NOT AN AGENCY OR INSTRUMENTALITY OF THE UNITED STATES GOVERNMENT, ALTHOUGH THE UNITED STATES GOVERNMENT IS A STOCKHOLDER OF COLLEGE CONSTRUCTION LOAN INSURANCE ASSOCIATION. THE OBLIGATIONS OF CONNIE LEE ARE NOT OBLIGATIONS OF THE UNITED STATES GOVERNMENT.


            As of June 30, 1995, the total policyholders' surplus of Connie Lee was $108,457,303 (unaudited) and total admitted assets were $202,320,447 (unaudited), as reported to the Commissioner of Insurance of the State of Wisconsin.


            As of the Evaluation Date, the claims-paying ability of Connie Lee has been rated "AAA" by Standard & Poor's.


            Financial Guaranty is a wholly-owned subsidiary of FGIC Corporation ("FGIC"), a Delaware holding company. FGIC is a wholly-owned subsidiary of General Electric Capital Corporation ("GECC"). Neither FGIC nor GECC is obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of June 30, 1995, the total capital and surplus of Financial Guaranty was approximately $978,500,000. In addition, Financial Guaranty is currently licensed to write insurance in 50 states and the District of Columbia.


            As of the Evaluation Date, the claims-paying ability of Financial Guaranty has been rated "AAA" by Standard & Poor's.


            Firemen's, which was incorporated in New Jersey in 1855, is a wholly-owned subsidiary of The Continental Corporation ("CIC") and a member of The Continental Insurance Companies, a group of property and casualty insurance companies. On May 10, 1995, CNA Financial Corporation purchased the outstanding shares of CIC. Firemen's, among other policy types, provides unconditional and non-cancelable insurance on industrial development revenue bonds. As of December 31, 1994, Firemen's statutory surplus (audited) was $360,170,004.

            As of the Evaluation Date, the claims-paying ability of Firemen's has been rated "A-" by Standard & Poor's (see "Ratings" under "Insurance on the Bonds" in this Part B).

            Financial Security is a monoline insurance company incorporated on March 16, 1984 under the laws of the State of New York and is licensed, directly or through its subsidiaries, to engage in the financial guaranty insurance business in all 50 states, the District of Columbia, Puerto Rico and the United Kingdom. Financial Security and its subsidiaries are engaged in the business of writing financial guaranty insurance, principally in respect of securities offered in domestic and foreign markets.

            Financial Security is a wholly owned subsidiary of Financial Security Assurance Holdings Ltd. ("Holdings"), a New York Stock Exchange listed company. Holdings is owned approximately 61.6% by US WEST Capital Corporation ("US WEST"), 9.6% by Fund American Enterprises Holdings, Inc. ("Fund American"), and 7.5% by The Tokio Marine and Fire Insurance Co., Ltd. ("Tokio Marine"). US WEST is a subsidiary of US WEST, Inc., which operates


                                    -11-
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businesses involved in communications, data solutions, marketing services and capital assets, including the provision of telephone services in 14 states in the western and midwestern United States. Fund American is a financial services holding company whose principal operating subsidiary is one of the nation's largest mortgage servicers. Tokio Marine is a major Japanese property and casualty insurance company. US WEST has announced its intention to dispose of its remaining interest in Holdings as part of its strategic plan to withdraw from businesses not directly involved in telecommunications. Fund American has certain rights to acquire and vote additional shares of Holdings from US WEST and Holdings. No shareholder of Holdings is obligated to pay any debt of Financial Security or any claim under any insurance policy issued by Financial Security or to make any additional contribution to the capital of Financial Security.

            On August 18, 1995, Holdings entered into an Agreement and Plan of Merger (the "Merger Agreement") with Capital Guaranty Corporation ("CGC") pursuant to which CGC will be merged with a subsidiary of Holdings (the "Merger"), subject to receipt of regulatory approvals and satisfaction of other customary closing conditions, including the maintenance by Financial Security of its claims-paying ability rating of "AAA" by Standard & Poors.
The principal operating subsidiary of CGC is Capital Guaranty Insurance Company ("CGIC"), a financial guaranty insurer with a claims-paying ability rating of "AAA" by Standard & Poor's. The Merger is expected to be completed in late-1995 or early-1996. Following the Merger, CGIC will become a wholly-owned subsidiary of Financial Security and a party to the intercompany reinsurance agreement referred to below.


            Pursuant to an intercompany agreement, liabilities on financial guaranty insurance written by Financial Security or any of its subsidiaries are reinsured among such companies on an agreed upon percentage substantially proportional to their respective capital, surplus and reserves, subject to applicable statutory risk limitations. In addition, Financial Security reinsures a portion of its liabilities under certain of its financial guaranty insurance policies with other reinsurers under various quota-share treaties and on a transaction-by-transaction basis. Such reinsurance is utilized by Financial Security as a risk management device and to comply with certain statutory and rating agency requirements; it does not alter or limit Financial Security's obligations under any financial guaranty insurance policy. As of June 30, 1995, total shareholder equity of Financial Security and its wholly-owned subsidiaries was (unaudited) $576,462,000 and total unearned premium reserves was (unaudited) $798,964,000.

            As of the Evaluation Date, Financial Security's claims-paying ability has been rated "AAA" by Standard & Poor's Corporation.

            On the original date of deposit, some of the Bonds in the Trusts may have been pre-insured pursuant to the HIBI Program operated by IIC. Under the HIBI Program, all insurance written was pooled pursuant to a Reinsurance Participation Agreement among United States Fire Insurance Company, The North River Insurance Company, Westchester Fire Insurance Company, International Insurance Company and Industrial Indemnity Company (collectively, including IIC, the "Companies"). Under the Reinsurance Participation Agreement, each Company shared in the business produced by each participant in the pool on the following basis: United States Fire Insurance Company--41%, IIC--18%, The North River Insurance Company--18%, Westchester Fire Insurance Company--18% and International Insurance Company--5%. As of December 31, 1992, the Reinsurance Participation Agreement terminated. As of January 1, 1993, each party to the HIBI Program remains liable on risks in force until their expiration.

            As of the Evaluation Date, the claims-paying ability of each of the Companies has been rated by Standard & Poor's as follows: IIC has been

                                    -12-
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rated A+; United States Fire Insurance Company, North River Insurance Company and Westchester Fire Insurance Company have each been rated A; and International Insurance Company has not been rated (see "Ratings" under "Insurance on the Bonds" in this Part B).


            IIC is a wholly-owned subsidiary of Industrial Indemnity Holdings, Inc. Industrial Indemnity Holdings, Inc. is a wholly owned subsidiary of Talegen Holdings, Inc. ICC is a California domestic stock property and casualty insurance company that specializes in workers' compensation. For the six months ending June 30, 1995, policy holders' surplus was $301,786,389.
For the year ending December 31, 1994, total policyholders' surplus of IIC was $305,487,051.


            As of the Evaluation Date, the claims-paying ability of IIC has been rated "A+" by Standard & Poor's. As a result of this rating, the ratings of all Bonds in the Trusts insured by IIC, except pre-refunded bonds, are rated (see "Ratings" under "Insurance on the Bonds" in this Part B).

            MBIA is an association of five insurance companies which joined together to insure severally (and not jointly) new issues of municipal bonds. Each insurance company comprising Municipal Bond Insurance Association ("MBIA", also known as the "Association") will be severally and not jointly obligated under the MBIA policy in the following respective percentages: The Aetna Casualty and Surety Company, 33%; Fireman's Fund Insurance Company, 30%; The Travelers Indemnity Company, 15%; Aetna Insurance Company*, 12%; and The Continental Insurance Company, 10%. As a several obligor, each such insurance company will be obligated only to the extent of its percentage of any claim under the MBIA policy and will not be obligated to pay any unpaid obligation of any other member of MBIA. Each insurance company's participation is backed by all of its assets. However, each insurance company is a multiline insurer involved in several lines of insurance other than municipal bond insurance, and the assets of each insurance company also secure all of its other insurance policy and surety bond obligations.

            The following table sets forth certain financial information with respect to the five insurance companies comprising MBIA. The statistics, which have been furnished by MBIA, are as reported by the insurance companies to the New York State Insurance Department and are determined in accordance with statutory accounting principals. No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material adverse changes in such information subsequent to the date thereof. In addition, these numbers are subject to revision by the New York State Insurance Department which, if revised, could either increase or decrease the amounts.

--------
*     Now known as Cigna Property and Casualty Company.

                                    -13-
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                 MUNICIPAL BOND INSURANCE ASSOCIATION ("MBIA")
                  FIVE MEMBER COMPANIES ASSETS, LIABILITIES
                          AND POLICYHOLDERS' SURPLUS
                             AS OF MARCH 31, 1995
                                (000's omitted)


                                      New York     New York     New York
                                      Statutory    Statutory    Policyholder's
                                      Assets       Liabilities  Surplus


The Aetna Casualty & Surety Company   $10,225,604  $ 8,312,158  $1,913,446
Fireman's Fund Insurance Company        7,126,217    5,116,059   2,010,158
The Travelers Indemnity Company        10,461,356    8,654,130   1,807,226
Cigna Property and Casualty Company     4,260,177    3,637,513     622,664
  (Formerly Aetna Insurance Company)
The Continental Insurance Company       3,060,583    2,380,723     679,860

   TOTAL                              $35,133,937  $28,100,583  $7,033,354


            MBIA Insurance Corporation (formerly known as Municipal Bond Investors Assurance Corporation) ("MBIA Corp.") is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company. MBIA Corp. commenced municipal bond insurance operations on January 5, 1987. Some of the members of the Association are among the shareholders of MBIA, Inc. MBIA Inc. is not obligated to pay the debts of or claims against the Insurer. MBIA Corp. is a limited liability corporation rather than a several liability association. MBIA Corp. is domiciled, in the State of New York and licensed to do business in all 50 states, the District of Columbia and the Commonwealth of Puerto Rico. MBIA Corp. is a separate and distinct entity from the Association. MBIA Corp. has no liability to the bondholders for the obligations of the Association under the Policy.

            As of March 31, 1995, MBIA Corp. had admitted assets of $3.5 billion (unaudited), total liabilities of $2.4 billion (unaudited), and total capital and surplus of $1.1 billion (unaudited) prepared in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of December 31, 1994, MBIA Corp. had admitted assets of $3.4 billion (audited), total liabilities of $2.3 billion (audited), and total capital and surplus of $1.1 billion (audited).


            As of the Evaluation Date, the claims-paying ability of MBIA and MBIA Corp. has been rated "AAA" by Standard & Poor's.


            USF&G Company is the principal subsidiary of USF&G Corporation, a holding company engaged primarily in the insurance business. USF&G Company, founded in 1896, is the twenty-fifth largest property/casualty insurer in the United States, based on net premiums written for the year ended December 31, 1994. USF&G Company markets commercial and personal insurance products, concentrating on targeted market segments, through a distribution network of approximately 3,800 independent agents. USF&G Corporation's life insurance subsidiary, F&G Life, markets life insurance and annuity products through a network of wholesalers, brokers and specialty marketing organizations. USF&G Company accounted for $2.3 billion (or 94%) of USF&G Corporation's approximately $2.4 billion total premiums earned for the year ended
December 31, 1994. As of the Evaluation Date, the claims-paying ability of USF&G Company has been rated A- by Standard and Poor's (see "Ratings" under "Insurance on the Bonds" in this Part B).



                                    -14-
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Insured Municipal Securities Trust

            Sponsor-Insured Bonds. For those Bonds which are not covered by an insurance policy obtained by the issuers of such Bonds, the Sponsor has obtained bond insurance from either BIG, Financial Guaranty, MBIA or MBIA Corp. in an effort to protect Certificateholders against nonpayment of principal and interest in respect of such Bonds (the "Sponsor-Insured Bonds"). The bond insurance on the Sponsor-Insured Bonds covers the Sponsor-Insured Bonds deposited in a Trust at the time that they are physically delivered to the Trustee (in the case of bearer bonds) or registered in the name of the Trustee or its nominee or delivered along with an assignment (in the case of registered bonds) or registered in the name of the Trustee or its nominee (in the case of bonds held in book-entry form). Accordingly, although contracts to purchase Sponsor-Insured Bonds are not covered by the bond insurance obtained by the Sponsor, such Bonds will be insured when they are deposited in the Trust. When selecting Bonds for a Trust prior to obtaining insurance thereon, the Sponsor considers the factors listed under "Portfolio", among others. The insurers of the Sponsor-Insured Bonds apply their own standards in determining whether to insure the Sponsor-Insured Bonds. To the extent that the standards of such insurers are more restrictive than those of the Sponsor, the Sponsor's investment criteria have been limited to the more restrictive standards.

            Pre-Insured Bonds. The Bonds which are insured under policies obtained by the Bond issuers are insured by AMBAC, BIG, Financial Guaranty, Firemen's, MBIA, or MBIA Corp. (collectively, the "Insurance Companies") on the date the Bonds were originally deposited in the Trust. The cost of this insurance is borne by the respective issuers of the Pre-Insured Bonds. The percentage of the Portfolio insured by each Insurance Company, if any, is set forth under "Insurance" in Part A.

            Ratings. As of the Date of Deposit for each of the respective Trusts, Standard & Poor's had rated the claims-paying ability of each of the above insurance companies "AAA" and had rated each of the Bonds in the Portfolio "AAA" because the insurance companies had insured the Bonds. The assignment of such "AAA" ratings was due to Standard & Poor's assessment of the creditworthiness of the insurance companies and their ability to pay claims on their policies of insurance. Subsequently, the rating of the claims-paying ability of the insurer of an underlying Bond may cease to be rated or may be downgraded which may result in a downgrading of the rating of the Units in the Trust. For a discussion of the rating of the claims-paying ability of each of the Bond insurers see "Insurance On The Bonds". For a list of Bond Ratings as of the Evaluation Date see the "Portfolio" in Part A of this Prospectus. For a discussion of the rating assigned to the Units of the Trusts, see "the Trust" in Part A of this Prospectus. The percentage of each Trust portfolio insured by each Insurance Company, if any, is set forth under "Insurance" in Part A.

            The foregoing information relating to the above insurance companies is from published documents and other public sources and/or information provided by such insurance companies. No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material adverse changes in such information subsequent to the dates thereof, but the Sponsor is not aware that the information herein is inaccurate or incomplete.



                                    -15-
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                             RISK CONSIDERATIONS

Special Factors Affecting the Navigator Trusts

            The Sponsor believes the information summarized below describes some of the more significant events relating to the Navigator Trusts. Sources of such information are the official statements of issuers located in the states of the Navigator Trusts which have been issued in connection with the debt offerings of such states, as well as other publicly available documents and information. While the Sponsor has not independently verified such information, they have no reason to believe it is not correct in all material respects.

New York Navigator Trust

New York Risk Factors

            This summary is included for the purpose of providing a general description of New York State's (the "State") and New York City's (the "City") credit and financial condition. The information set forth below is derived from the official statements and/or preliminary drafts of official statements prepared in connection with the issuance of State and City municipal bonds. The Fund has not independently verified this information.


            State Economic Trends. Over the long term, the State of New York (the "State") and the City of New York (the "City") face serious potential economic problems. The City accounts for approximately 41% of the State's population and personal income, and the City's financial health affects the State in numerous ways. The State historically has been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City. In recent years the State's economic position has improved in a manner consistent with that for the Northeast as a whole.

            The State has for many years had a very high State and local tax burden relative to other states. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, other social services and recreational facilities. Despite these benefits, the burden of State and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

            Notwithstanding the numerous initiatives that the State and its localities may take to encourage economic growth and achieve balanced budgets, reductions in Federal spending could materially and adversely affect the financial condition and budget projections of the State and its localities.

            New York City.

            General. The City, with a population of approximately 7.3 million, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and

                                    -16-
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construction industries accounting for a significant portion of the City's total employment earnings. Additionally, the City is the nation's leading tourist destination. The City's manufacturing activity is conducted primarily in apparel and publishing.

            The national economic downturn which began in July 1990 adversely affected the local economy, which had been declining since late 1989. As a result, the City experienced job losses in 1990 and 1991 and real Gross City Product (GCP) fell in those two years. For the 1992 fiscal year, the City closed a projected budget gap of $3.3 billion in order to achieve a balanced budget as required by the laws of the State of New York (the "State"). Beginning in calendar year 1992, the improvement in the national economy helped stabilize conditions in the City. Employment losses moderated toward year-end and real GCP increased, boosted by strong wage gains. The City's current four-year financial plan assumes that, after noticeable improvements in the City's economy during calendar year 1994, economic growth will slow in calendar years 1995 and 1996 with local employment increasing modestly. During the 1995 fiscal year, the City experienced substantial shortfalls in payments of non-property tax revenues from those forecasted.

            For each of the 1981 through 1994 fiscal years, the City achieved balanced operating results as reported in accordance with generally accepted accounting principles ("GAAP"), and the City's 1995 fiscal year results are projected to be balanced in accordance with GAAP. The City was required to close substantial budget gaps in recent years in order to maintain balanced operating results. For fiscal year 1995, the City adopted a budget which halted the trend in recent years of substantial increases in City spending from one year to the next. The adopted budget for fiscal year 1996 reduces City-funded spending for the second consecutive year. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or reductions in City services, which could adversely affect the City's economic base.

            Pursuant to the laws of the State, the City prepares an annual four-year financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City is required to submit its financial plans to review bodies, including the New York State Financial Control Board ("Control Board"). If the City were to experience certain adverse financial circumstances, including the occurrence or the substantial likelihood and imminence of the occurrence of an annual operating deficit of more than $100 million or the loss of access to the public credit markets to satisfy the City's capital and seasonal financing requirements, the Control Board would be required by State law to exercise powers, among others, of prior approval of City financial plans, proposed borrowings and certain contracts.

            The City depends on the State for State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets in future fiscal years will be adopted by the April 1 statutory deadline and that such reductions or delays will not have adverse effects on the City's cash flow or expenditures.

            The Mayor is responsible for preparing the City's four-year financial plan, including the City's current financial plan for the 1996 through 1999 fiscal years (the "1996-1999 Financial Plan" or "Financial Plan"). The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its

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annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the results of a pending actuarial audit of the City's pension system which is expected to significantly increase the City's annual pension costs, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, which may require in certain cases the cooperation of the City's municipal unions, revenue generating transactions and provision of State and Federal aid and mandate relief.

            Implementation of the Financial Plan is also dependent upon the City's ability to market its securities successfully in the public credit markets. The City's financing program for fiscal years 1996 through 1999 contemplates the issuance of $9.7 billion of general obligation bonds primarily to reconstruct and rehabilitate the City's infrastructure and physical assets and to make other capital investments. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The City expects to issue $1.5 billion of revenue and tax anticipation notes on or about August 2, 1995 to finance a portion of its seasonal working capital requirements for the 1996 fiscal year and expects to issue approximately $900 million of additional revenue anticipation notes in October, 1995 to finance the remainder of its seasonal working capital requirements for the 1996 fiscal year. The success of projected public sales of City bonds and notes will be subject to prevailing market conditions, and no assurance can be given that such sales will be completed. If the City were unable to sell its general obligation bonds and notes, it would be prevented from meeting its planned capital and operating expenditures.

            The City submitted to the Control Board on July 21, 1995 a fourth quarter modification to the City's financial plan for the 1995 fiscal year, which projects a balanced budget in accordance with GAAP for the 1995 fiscal year, after taking into account a discretionary transfer of $75 million. On July 11, 1995, the City submitted to the Control Board the Financial Plan for the 1996 through 1999 fiscal years, which relates to the City, the Board of Education ("BOE") and the City University of New York ("CUNY"). The Financial Plan is based on the City's expense and capital budgets for the City's 1996 fiscal year, which were adopted on June 14, 1995, and sets forth proposed actions by the City for the 1996 fiscal year to close substantial projected budget gaps resulting from lower than projected tax receipts and other revenues and greater than projected expenditures. In addition to substantial proposed agency expenditure reductions and productivity, efficiency and labor initiatives negotiated with the City's labor unions, the Financial Plan reflects a strategy to substantially reduce spending for entitlements for the 1996 and subsequent fiscal years.

            1996-1999 Financial Plan. The 1996-1999 Financial Plan projects revenues and expenditures for the 1996 fiscal year balanced in accordance with GAAP. The projections for the 1996 fiscal year reflect proposed actions to close a previously projected gap of approximately $3.1 billion for the 1996 fiscal year. The proposed actions in the Financial Plan for the 1996 fiscal year include (i) a reduction in spending of $400 million, primarily affecting public assistance and Medicaid payments by the City; (ii) expenditure reductions in agencies, totalling $1.2 billion; (iii) transitional labor savings, totalling $600 million; and (iv) the phase-in of the increased annual pension funding cost due to revisions resulting from an actuarial audit of the City pension systems, which would reduce such costs in the 1996 fiscal year. Other proposed actions include (i) welfare savings of $100 million from increased fraud detection; (ii) $170 million of additional expenditure reductions in agencies and HHC; (iii) a delay in the proposed reduction in the commercial rent tax, which would increase projected revenues by $62 million in the 1996 fiscal year; (iv) an increase of $75 million in projected tax

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collections for the 1996 fiscal year; (v) $50 million of proposed additional State aid not included in the adopted State budget and $75 million of proposed additional Federal aid; (vi) certain revenue initiatives, including the proposed sale of delinquent tax liens and the U.N. Plaza Hotel for $104 million; and (vii) savings from the proposed refunding of outstanding debt, totalling $50 million.

            The Financial Plan also includes $600 million in the 1996 fiscal year, $400 million in the 1997 fiscal year and $200 million in the 1998 fiscal year for transitional savings initiatives developed in conjunction with the municipal labor unions. On June 30, 1995, the City and union leadership announced agreement on $440 million in such savings in the 1996 fiscal year, $400 million in the 1997 fiscal year and $200 million in savings in the 1998 fiscal year. Most of the remaining savings for the 1996 fiscal year have been committed to and are to be identified by October 1, 1995. Of the $440 million that has been identified, $200 million will result from health program savings, $150 million from reduced pension contributions, $50 million from a one-time reduction of welfare fund contributions which will be paid by the City in fiscal year 2000 and $40 million from payroll and fringe benefit savings associated with early retirement.

            The proposed agency spending reductions include the reduction of City personnel through attrition, government efficiency initiatives, procurement initiatives and labor productivity initiatives. The substantial agency expenditure reductions proposed in the Financial Plan may be difficult to implement, and the Financial Plan is subject to the ability of the City to implement proposed reductions in City personnel and other cost reduction initiatives. In addition, certain initiatives are subject to negotiation with the City's municipal unions, and various actions, including proposed anticipated State aid totalling $50 million are subject to approval by the Governor and State Legislature.

            The City annually prepares a modification to its financial plan in October or November which amends the financial plan to accommodate any revisions to forecast revenues and expenditures and to specify any additional gap-closing initiatives to the extent required to offset decreases in projected revenues or increases in projected expenditures (the "First Quarter Modification"). Subsequent to the preparation of the Financial Plan, the City has agreed to pay for a portion of the cost of student transit passes, which will result in a $45 million increase in expenditures for the 1996 fiscal year. In addition, the City is in the process of identifying any additional spending requirements or revenue losses affecting the 1996 fiscal year. In October or November, 1995, the Mayor is expected to publish the First Quarter Modification for the 1996 fiscal year.

            The Financial Plan also sets forth projections for the 1997 through 1999 fiscal years and outlines a proposed gap-closing program to eliminate projected gaps of $888 million, $1.5 billion and $1.4 billion for the 1997, 1998 and 1999 fiscal years, respectively, after successful implementation of the $3.1 billion gap-closing program for the 1996 fiscal year.

            The projections and assumptions contained in the 1996-1999 Financial Plan are subject to revision which may involve substantial change, and no assurance can be given that these estimates and projections, which include actions which the City expects will be taken but which are not within the City's control, will be realized.

             Assumptions. The projections for the 1996 through 1999 fiscal years assume (i) agreement with the City's unions with respect to approximately $100 million of savings to be derived from efficiencies in management of employee health insurance programs and other health benefit

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related savings for each of the 1996 through 1999 fiscal years to be negotiated with the City's unions; (ii) $200 million of additional anticipated State aid and $75 million of additional anticipated Federal aid in each of the 1997 through 1999 fiscal years; (iii) that HHC and BOE will each be able to identify actions to offset substantial revenue shortfalls reflected in the Financial Plan, including approximately $254 million annual reduction in revenues for HHC, which results from the reduction in Medicaid payments proposed by the State and the City, without any increase in City subsidy payments to HHC; (iv) the continuation of the current assumption of no wage increases after fiscal year 1995 for City employees unless offset by productivity increases; (v) $130 million of additional revenues as a result of increased rent payments for the City's airports proposed by the City, which is subject to further discussion with the Port Authority; and (vi) savings of $45 million in each of the 1997 through 1999 fiscal years which would result from the State Legislature's enactment of proposed tort reform legislation. In addition, the 1996-1999 Financial Plan anticipates the receipt of substantial amounts of Federal aid. Certain Federal legislative proposals contemplate significant reductions in Federal spending, including proposed Federal welfare reform, which could result in caps on, or block grants of, Federal programs.

            Actions to Close the Gaps. The proposed gap-closing actions, a substantial number of which are not specified in detail, include additional agency expenditure reductions, primarily resulting from a partial hiring freeze, totalling between $388 million and $684 million in each of the 1997 through 1999 fiscal years; reductions in expenditures resulting from proposed procurement initiatives totalling between $50 million and $100 million in each of the 1997 through 1999 fiscal years; revenue initiatives totalling between $100 million and $200 million in each of the 1997 through 1999 fiscal years; the availability in each of the 1997, 1998 and 1999 fiscal years of $100 million of the general reserve appropriated in the prior year; and additional reduced expenditures resulting from further revisions in entitlement programs to reduce City expenditures by $250 million, $400 million and $400 million in the 1997, 1998 and 1999 fiscal years, respectively, which may be subject to State or Federal approval.

            On July 10, 1995, Standard & Poor's revised downward its rating on City general obligation bonds from A- to BBB+ and removed City bonds from CreditWatch. Standard & Poor's stated that "structural budgetary balance remains elusive because of persistent softness in the City's economy, highlighted by weak job growth and a growing dependence on the historically volatile financial services sector". Other factors identified by Standard & Poor's in lowering its rating on City bonds included a trend of using one-time measures, including debt refinancings, to close projected budget gaps, dependence on unratified labor savings to help balance the Financial Plan, optimistic projections of additional federal and State aid or mandate relief, a history of cash flow difficulties caused by State budget delays and continued high debt levels. Fitch Investors Service, Inc. ("Fitch") continues to rate the City general obligation bonds A-. Moody's rating for City general obligation bonds is Baa1.

            Collective Bargaining Agreements. In January 1993, the City announced a settlement with a coalition of 19 municipal unions for a 39-month period that extends into fiscal year 1995. The settlement which was ratified by the Unions, resulted in a total net expenditure increase of 8.25% of covered employee payroll over a 39-month period, ending March 31, 1995, for most of these employees. Subsequently, the City reached agreement with all of its major bargaining units on terms which are generally consistent with the coalition agreement.

            Contracts with all of the City's municipal unions either expired in the 1995 fiscal year or will expire in the 1996 fiscal year. The Financial Plan provides no additional wage increases for City employees after the 1995

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fiscal year. Each 1% wage increase for all union contracts commencing in the 1995 or 1996 fiscal year would cost the City an additional $141 million for the 1996 fiscal year and $161 million each year thereafter above the amounts provided for in the Financial Plan. The terms of wage settlements could be determined through the impasse procedure in the New York City Collective Bargaining Law, which can impose a binding settlement.

            Certain Reports. From time to time, the Control Board staff, the Municipal Assistance Corporation for the City of New York ("MAC"), Office of the State Deputy Comptroller ("OSDC"), the City Comptroller and others issue reports and make public statements regarding the City's financial condition, commencing on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits. Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies. Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

            On July 24, 1995, the City Comptroller issued a report on the Financial Plan. The report concluded that the Financial Plan includes total risks of $749 million to $1.034 billion for the 1996 fiscal year. These risks include (i) possible tax revenue shortfalls of $53 million; (ii) a possible $20 million to $60 million shortfall in savings resulting from unspecified improvements in the City's health benefits system; (iii) a potential shortfall of up to $40 million in projected savings from an early retirement program;
(iv) the receipt of $125 million of unspecified additional Federal and State assistance; (v) up to $203 million of projected savings from the public assistance eligibility review and electronic signature program for public assistance recipients; (vi) $93 million of greater than projected expenditures for overtime; (vii) $284 million of greater than projected expenditures and lower than projected revenues at BOE; and (viii) the receipt of $130 million of lease payments from the Port Authority. Other potential uncertainties identified in the report include the projected $253.6 million deficit for the Health and Hospitals Corporation ("HHC"), $160 million of the $600 million in labor savings for the 1996 fiscal year which are yet to be identified, and the impact on the City of a possible reduction in Federal entitlement programs. Subsequently, the City Comptroller stated that an additional $129 million of anticipated State and Federal assistance for BOE might not be received by BOE.

            With respect to the 1997 through 1999 fiscal years, the report noted that the gap-closing program in the Financial Plan does not include information about how the City will implement the various gap-closing programs, and that the entitlement cost containment and revenue initiatives will require approval of the State legislature. Taking into account the same categories of risks for the 1997 through 1999 fiscal years as the report identified for the 1996 fiscal year and the uncertainty concerning the gap-closing program, the report estimated that the Financial Plan includes total risks of $2.0 billion to $2.5 billion in the 1997 fiscal year, $2.8 billion to $3.3 billion in the 1998 fiscal year and $2.9 billion to $3.4 billion in the 1999 fiscal year. The report further noted that the City Comptroller continues to oppose the proposed sale of the water system, primarily because of the unwillingness of the City to guarantee that $1 billion from the $2.3 billion in proceeds of the sale will be used only to fund capital and not operating expenses, and concerns about the jurisdiction and composition of the Water Board once title to the Water Board has been transferred.


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            In early December, 1994, the City Comptroller issued a report which noted that the City is currently seeking to develop and implement plans which will satisfy the Federal Environmental Protection Agency that the water supplied by the City watershed areas does not need to be filtered. The City Comptroller noted that, if the City is ordered to build filtration plants, they could cost as much as $4.57 billion to construct, with annual debt service and operating costs of more than $500 million, leading to a water rate increase of 45%.

            On December 16, 1994, the City Comptroller issued a report noting that the capacity of the City to issue general obligation debt could be greatly reduced in future years due to the decline in value of taxable real property. The report noted that, under the State constitution, the City is permitted to issue debt in an amount not greater than 10% of the average full value of taxable real estate for the current year and preceding four years, that the latest estimates produced by the State Board of Equalization and Assessment relating to the full value of real property, using data from a 1992 survey, indicate a 19% decline in the market value of taxable real property from the previous survey in 1990, and that the State Board has decided to use a projected annual growth rate of 8.84%, as compared to its previous projection of 14% for estimating full value after 1992. The report concludes that the City will be within the projected legal debt incurring limit in the 1996 fiscal year. However, the report concluded that, based on the most likely forecast of full value of real property, the debt incurring power of the City would be curtailed in the 1997 and 1998 fiscal years substantially. The City Comptroller recommended, among other things, prioritization of capital projects to determine which can be delayed or cancelled, and better maintenance of the City's physical plant and infrastructure, which would result in less capital spending for repair and replacement of capital structures.

            On July 21, 1995, the staff of the Control Board issued a report on the Financial Plan which identified risks of $873 million, $2.1 billion, $2.8 billion and $2.8 billion for the 1996 through 1999 fiscal years, respectively. With respect to the 1996 fiscal year, the principal risks included (i) possible shortfalls in projected tax revenues totalling $50 million, (ii) the possibility that revenue actions and expenditure reduction initiatives for BOE totalling $266 million might not be successfully implemented, (iii) possible shortfalls totalling $172 million in proposed welfare savings from increased fraud detection, and (iv) uncertainty concerning the $50 million of proposed additional State aid and $75 million of proposed additional Federal aid, the proposed receipt of $130 million of increased rent payments for the City's airports and the $100 million of savings to be derived from health benefit-related savings, which are subject to negotiations with or approvals by other parties. Additional risks identified for the 1997 through 1999 fiscal years include the possibility of additional tax revenue shortfalls, uncertainty concerning the ability of the City to implement the gap-closing actions for such years and uncertainty concerning the projected receipt of additional anticipated State aid. Other areas of concern identified in the report included the projected deficit at HHC of approximately $400 million, reflecting the impact on HHC of the entitlement reductions contained in the State budget and the City's reduction in the subsidy provided to HHC, and the assumption in the Financial Plan that the City will realize the full $400 million of projected savings in public assistance and Medicaid payments enacted at the State level. The report noted that substantially more information is needed concerning the proposed gap-closing actions for the 1997-1999 fiscal years.

            On June 14, 1995, the staff of the OSDC issued a report on the Financial Plan with respect to the 1995 fiscal year. The report noted that, during the 1995 fiscal year, the City faced adverse financial developments totalling over $2 billion resulting from the inability to initiate

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approximately 35% of the City's gap-closing program, as well as newly-identified spending needs and revenue shortfalls resulting from the adverse impact on the City's personal income, general corporation and other tax revenues of the policy of the Federal Reserve of increasing short-term interest rates and the related downturn in the bond market and profits and bonus income on Wall Street. The report noted that the City relied heavily on one-time actions to offset these adverse developments, using $2 billion in one-time resources in the 1995 fiscal year, or nearly double the 1994 amount.

            On July 24, 1995, the staff of the OSDC issued a report on the Financial Plan. The report concluded that there remains a budget gap for the 1996 fiscal year of $392 million, largely because the City and its unions have yet to reach an agreement on how to achieve $160 million in unspecified labor savings and the remaining $100 million in recurring health insurance savings from last year's agreement. The report also identified a number of issues that present a net potential risk of $409 million to the City's revenue and expenditure forecasts for the 1996 fiscal year, including risks of (i) $160 million associated with anticipated increases in Federal and State assistance,
(ii) $130 million relating to projected Port Authority airport lease payments, and (iii) $100 million with respect to unfunded BOE mandates. The report also identified several other concerns regarding the 1996 fiscal year, including concerns that (i) detailed programs have not yet been fully developed to meet the $564 million and $400 million cost-reduction targets established for BOE and HHC, respectively; (ii) State and City initiatives to reduce public assistance and Medicaid costs, which are expected to reduce City costs by $745 million in the 1996 fiscal year, will require close monitoring to ensure that financial targets are met; (iii) the City has not provided sufficient assurances that the bond proceeds from its proposed sale of the water and sewer system would be used strictly for capital spending purposes; and (iv) the Financial Plan makes no provision for wage increases in the collective bargaining agreements between the City and its unions, which generally will expire by October, 1995. The report further noted that growth in City revenues is being constrained by the weak economy in the City, which is likely to be compounded by the slowing national economy, and that there is a likelihood of a national recession during the course of the Financial Plan. Moreover, the report noted that State and Federal budgets are undergoing tumultuous changes, and that the potential for far-reaching reductions in intergovernmental assistance is clearly on the horizon, with greater uncertainty about the impact on City finances and services.

            A substantial portion of the capital improvements in the City are financed by indebtedness issued by MAC. MAC was organized in 1975 to provide financing assistance for the City and also to exercise certain review functions with respect to the City's finances. MAC bonds are payable out of certain State sales and compensating use taxes imposed within the City, State stock transfer taxes and per capita State aid to the City. Any balance from these sources after meeting MAC debt service and reserve fund requirements and paying MAC's operating expenses is remitted to the City or, in the case of the stock transfer taxes, rebated to the taxpayers. The State is not, however, obligated to continue the imposition of such taxes or to continue appropriation of the revenues therefrom to MAC, nor is the State obligated to continue to appropriate the State per capita aid to the City, which would be required to pay the debt service on certain MAC obligations. MAC has no taxing power and MAC bonds do not create an enforceable obligation of either the State or the City. As of June 30, 1995, MAC had outstanding an aggregate of approximately $4.882 billion of its bonds.

            New York State and Its Authorities.

            New York State's (the "State") current fiscal year commenced on April 1, 1995, and ends on March 31, 1996, and is referred to herein as the State's 1995-96 fiscal year. The prior fiscal year, which commenced on

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April 1, 1994 and ended on March 31, 1995, is referred to herein as the State's 1994-95 fiscal year.

            The State's budget for the 1995-96 fiscal year was enacted by the Legislature on June 7, 1995, more than two months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including all necessary appropriations for debt service. The State Financial Plan for the 1995-96 fiscal year was formulated on June 20, 1995 and is based on the State's budget as enacted by the Legislature and signed into law by the Governor. The State Financial Plan will be updated quarterly pursuant to law in July, October and January.

            The 1995-96 budget is the first to be enacted in the administration of the Governor, who assumed office on January 1. It is the first budget in over half a century which proposed and, as enacted, projects an absolute year-over-year decline in General Fund disbursements. Spending for State operations is projected to drop even more sharply, by 4.6 percent. Nominal spending from all State funding sources (i.e., excluding Federal aid) is proposed to increase by only 2.5 percent from the prior fiscal year, in contrast to the prior decade when such spending growth averaged more than 6.0 percent annually.

            In his Executive Budget, the Governor indicated that in the 1995-96 fiscal year, the State Financial Plan, based on then-current law governing spending and revenues, would be out of balance by almost $4.7 billion, as a result of the projected structural deficit resulting from the ongoing disparity between sluggish growth in receipts, the effect of prior-year tax changes, and the rapid acceleration of spending growth; the impact of unfunded 1994-95 initiatives, primarily for local aid programs; and the use of one-time solutions, primarily surplus funds from the prior year, to fund recurring spending in the 1994-95 budget. The Governor proposed additional tax cuts, to spur economic growth and provide relief for low and middle-income tax payers, which were larger than those ultimately adopted, and which added $240 million to the then projected imbalance or budget gap, bringing the total to approximately $5 billion.

            This gap is projected to be closed in the 1995-96 State Financial Plan based on the enacted budget, through a series of actions, mainly spending reductions and cost containment measures and certain reestimates that are expected to be recurring, but also through the use of one-time solutions. The State Financial Plan projects (i) nearly $1.6 billion in savings from cost containment, disbursement reestimates, and other savings in social welfare programs, including Medicaid, income maintenance and various child and family care program; (ii) $2.2 billion in savings from State agency actions to reduce spending on the State workforce, State University of New York ("SUNY") and City University of New York ("CUNY"), mental hygiene programs, capital projects, the prison system and fringe benefits; (iii) $300 million in savings from local assistance reforms, including actions affecting school aid and revenue sharing while proposing program legislation to provide relief from certain mandates that increase local spending; (iv) over $400 million in revenue measures, primarily a new Quick Draw Lottery game, changes to tax payment schedules, and the sale of assets; and (v) $300 million from reestimates in receipts.

            There are risks and uncertainties concerning the future-year impact of tax reductions and other measures in 1995-96 budget.

            State Financial Plan Background. The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not

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only by the State and its agencies and instrumentalities, but also by entities, such as the Federal government, that are not under the control of the State. For example, various proposals relating to Federal tax and spending policies that are currently being publicly discussed and debated could, if enacted, have a significant impact on the State's financial condition in the current and future fiscal years. Because of the uncertainty and unpredictability of the changes, their impact cannot, as a practical matter, be included in the assumptions underlying the State's projections at this time.

            The State Financial Plan is based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, Federal fiscal and monetary policies, the level of interest rates, and the condition of the world economy, which could have an adverse effect on the State. There can be no assurance that the State economy will not experience results in the current fiscal year that are worse than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

            Projections of total State receipts in the State Financial Plan are based on the State tax structure in effect during the fiscal year and on assumptions relating to basic economic factors and their historical relationships to State tax receipts. In preparing projections of State receipts, economic forecasts relating to personal income, wages and employment have been particularly important. The projection of receipts from most tax or revenue sources is generally made by estimating the change in yield of such tax or revenue source caused by economic and other factors, rather than by estimating the total yield of such tax or revenue source from its estimated tax base. The forecasting methodology, however, ensures that State fiscal year estimates for taxes that are based on a computation of annual liability, such as the business and personal income taxes, are consistent with estimates of total liability under such taxes.

            Projections of total State disbursements are based on assumptions relating to economic and demographic factors, levels of disbursements for various services provided by local governments (where the cost is partially reimbursed by the State), and the results of various administrative and statutory mechanisms in controlling disbursements for State operations. Factors that may affect the level of disbursements in the fiscal year include uncertainties relating to the economy of the nation and the State, the policies of the Federal government, and changes in the demand for and use of State services.

            The State Division of the Budget ("DOB") believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth below, and those projections may be changed materially and adversely from time to time.

            Current Economic Outlook. The national economy began the current expansion in 1991 and has added over 7 million jobs since early 1992.
However, the recession lasted longer in the State and the State's economic recovery has lagged behind the nation's. Although the State has added approximately 185,000 jobs since November 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, defense, and banking industries.


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            The State Financial Plan is based on a projection by DOB of national and State economic activity. DOB forecasts that national economic growth will weaken, but not turn negative, during the course of 1995 before beginning to rebound by the end of the year. This dynamic is often described as a "soft landing". The overall rate of growth of the national economy during calendar year 1995 will be slightly below the "consensus" of a widely followed survey of national economic forecasters. Growth in the real gross domestic product during 1995 is projected to be moderate (3.0 percent), with declines in defense spending and net exports more than offset by increases in consumption and investment. Continuing efforts by business and government to reduce costs are expected to exert a drag on economic growth. Inflation, as measured by the Consumer Price Index, is projected to remain about 3 percent due to moderate wage growth and foreign competition. Personal income and wages are projected to increase by about 6 percent or more.

            New York's economy is expected to continue to expand modestly during 1995, but there will be a pronounced slow-down during the course of the year. Although industries that export goods and services abroad are expected to benefit from the lower dollar, growth will be slowed by government cutbacks at all levels. On an average annual basis, employment growth will be about the same as 1994. Both personal income and wages are expected to record moderate gains in 1995. Bonus payments in the securities industry are expected to increase from last year's depressed level.

            1995-96 State Financial Plan. The four governmental fund types that comprise the State Financial Plan are the General Fund, the Special Revenue Funds, the Capital Projects Funds, and the Debt Service Funds.

            General Fund

            The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 1995-96 fiscal year, the General Fund is expected to account for approximately 49 percent of total governmental-fund disbursements and 71 percent of total State-funded disbursements. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

            The General Fund is projected to be balanced on a cash basis for the 1995-96 fiscal year. Total receipts and transfers from other funds are projected to be $33.110 billion, a decrease of $48 million from total receipts in the prior fiscal year. Total General Fund disbursements and transfers to other funds are projected to be $33.055 billion, a decrease of $344 million from the total amount disbursed in the prior fiscal year.

            Special Considerations

            In recent years, State actions affecting the level of receipts and disbursements, as well as the relative strength of the State and regional economy, actions of the Federal government and other factors, have created structural budget gaps for the State. These gaps resulted from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. The 1995-96 enacted budget combines significant tax and program reductions which will, in the current and future years, lower both the recurring receipts base (before the effect of any economic stimulus from such tax reductions) and the historical annual growth in State program spending. Notwithstanding these changes, the State can expect to continue to confront structural deficits in future years.


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            The 1995-96 State Financial Plan includes actions that will have an effect on the budget outlook for State fiscal year 1996-97 and beyond. The Division of the Budget estimates that the 1995-96 State Financial Plan contains actions that provide nonrecurring resources or savings totalling approximately $900 million. These include the use of balances set aside originally for mass transportation aid ($220 million), the use of a reserve established to fund pension supplementation costs ($110 million) and the use of lottery balances ($62 million). The Comptroller believes that the amount of nonrecurring resources or savings exceeds $1.0 billion. The Division of the Budget also estimates that the 1995-96 State Financial Plan contains nonrecurring expenditures totalling nearly $250 million. These include the payment of social services litigation ($65 million), the deposit to the Contingency Reserve Fund ($40 million), the payment of 1993-94 pension charges ($56 million) and aid for maintenance costs of local schools ($45 million). The net amount of nonrecurring resources used in the 1995-96 State Financial Plan, accordingly, is estimated by the Division of the Budget at over $600 million.

            In addition to this use of nonrecurring resources, the 1995-96 State Financial Plan reflects actions that will directly affect the State's 1996-97 fiscal year baseline receipts and disbursements. The three-year plan to reduce State personal income taxes will decrease State tax receipts by an estimated $1.7 billion in State fiscal year 1996-97, in addition to the amount of reduction in State fiscal year 1995-96. Further significant reductions in the personal income tax are scheduled for the 1997-98 State fiscal year.
Other tax reductions enacted in 1994 and 1995 are estimated to cause an additional reduction in receipts of over $500 million in 1996-97, as compared to the level of receipts in 1995-96. Similarly, many actions taken to reduce disbursements in the State's 1995-96 fiscal year are expected to provide greater reductions in State fiscal year 1996-97. These include actions to reduce the State workforce, reduce Medicaid and welfare expenditures and slow community mental hygiene program development.

            The net impact of these and other factors is expected to produce a potential imbalance in receipts and disbursements in State fiscal year 1996-97. The Governor has indicated that in the 1996-97 Executive Budget he will propose to close this potential imbalance primarily through General Fund expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions.

            To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. To correct recurring budgetary imbalances, the State would need to take significant actions to align recurring receipts and disbursement in future fiscal years. There can be no assurance, however that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

            Special Revenue Funds

            Special Revenue Funds are used to account for the proceeds of specific revenue sources such as Federal grants that are legally restricted, either by the Legislature or outside parties, to expenditures for specified purposes. Although activity in this fund type is expected to comprise more than 40 percent of total government funds receipts and disbursements in the 1995-96 fiscal year, about three-quarters of that activity relates to Federally-funded programs. Projected receipts in this fund type total $25.547 billion, an increase of $1.316 billion over the prior year. Projected disbursements in this fund type total $26.002 billion, an increase of $1.641

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billion over 1994-95 levels. Disbursements from Federal funds, primarily the Federal share of Medicaid and other social services programs, are projected to total $19.209 billion in the 1995-96 fiscal year. Remaining projected spending of $6.793 billion primarily reflects aid to SUNY supported by tuition and dormitory fees, education aid funded from lottery receipts, operating aid payments to the Metropolitan Transportation Authority funded from the proceeds of dedicated transportation taxes, and costs of a variety of self-supporting programs which deliver services financed by user fees.

            Capital Projects Funds

            Capital Projects Funds are used to account for the financial resources used for the acquisition, construction, or rehabilitation of major State capital facilities and for capital assistance grants to certain local governments or public authorities. This fund type consists of the Capital Projects Fund, which is supported by tax dollars transferred from the General Fund, and 37 other capital funds established to distinguish specific capital construction purposes supported by other revenues. In the 1995-96 fiscal year, activity in these funds is expected to comprise 7 percent of total governmental receipts and disbursements. Disbursements from this fund type are projected to increase by $541 million over prior-year levels, primarily reflecting higher spending for transportation and mental hygiene projects.
The Dedicated Highway and Bridge Trust Fund is projected to comprise 23 percent of the activity in this fund type -- $936 million in 1995-96 -- and is the single largest dedicated fund. Projected disbursements from this dedicated fund reflect an increase of $80 million over 1994-95 levels. Spending for capital projects will be financed through a combination of sources: Federal grants (25 percent), public authority bond proceeds (38 percent), general obligation bond proceeds (9 percent), and current revenues (28 percent). Total receipts in this fund type are projected at $4.170 billion, not including $364 million expected to be available from the proceeds of general obligation bonds.

            Debt Service Funds

            Debt Service Funds are used to account for the payment of principal of, and interest on, long-term debt of the State and to meet commitments under lease-purchase and other contractual-obligation financing arrangements. This fund is expected to comprise 4 percent of total governmental fund receipts and disbursements in the 1995-96 fiscal year. Receipts in these funds in excess of debt service requirements are transferred to the General Fund and Special Revenue Funds, pursuant to law. The Debt Service fund type consists of the General Debt Service Fund, which is supported primarily by tax dollars transferred from the General Fund, and seven other funds. In the 1995-96 fiscal year, total disbursements in this fund type are projected at $2.506 billion, an increase of $303 million or 13.8 percent. The transfer from the General Fund of $1.583 billion is expected to finance 63 percent of these payments. The remaining payments are expected to be financed by pledged revenues, including $1.794 billion in taxes, $228 million in dedicated fees, and $2.200 billion in patient revenues, including transfers of Federal reimbursements.

            Discussion and Analysis. New York State's financial operations have improved during recent fiscal years. During the period 1989-90 through 1991-92, the State incurred General Fund operating deficits that were closed with receipts from the issuance of tax and revenue anticipation notes ("TRANs"). First, the national recession, and then the lingering economic slowdown in the New York and regional economy, resulted in repeated shortfalls in receipts and three budget deficits. For its 1992-93, 1993-94 and 1994-95 fiscal years, the State recorded balanced budgets on a cash basis, with substantial fund balances in 1992-93 and 1993-94, and a smaller fund balance in 1994-95 as described below.

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            1994-95 Fiscal Year. New York State ended its 1994-95 fiscal year with the General Fund in balance. The closing fund balance of $158 million reflects $157 million in the Tax Stabilization Reserve Fund and $1 million in the Contingency Reserve Fund ("CRF"). The CRF was established in State Fiscal year 1993-94, funded partly with surplus moneys, to assist the State in financing the 1994-95 fiscal year costs of extraordinary litigation known or anticipated at that time; the opening fund balance in State fiscal year
1994-95 was $265 million.   The $241 million change in the fund balance
reflects the use of $264 million in the CRF as planned, as well as the required deposit of $23 million to the Tax Stabilization Reserve Fund. In addition, $278 million was on deposit in the tax refund reserve account, $250 million of which was deposited at the end of the State's 1994-95 fiscal year to continue the process of restructuring the State's cash flow as part of the Local Government Assistance Corporation ("LGAC") program.

            Compared to the State Financial Plan for 1994-95 as formulated on June 16, 1994, reported receipts fell short of original projections by $1.163 billion, primarily in the categories of personal income and business taxes.
Of this amount, the personal income tax accounts for $800 million, reflecting weak estimated tax collections and lower withholding due to reduced wage and salary growth, more severe reductions in brokerage industry bonuses than projected earlier, and deferral of capital gains realizations in anticipation of potential Federal tax changes. Business taxes fell short by $373 million, primarily reflecting lower payments from banks as substantial overpayments of 1993 liability depressed net collections in the 1994-95 fiscal year. These shortfalls were offset by better performance in the remaining taxes, particularly the user taxes and fees, which exceeded projections by $210 million. Of this amount, $227 million was attributable to certain restatements for accounting treatment purposes pertaining to the CRF and LGAC; these restatements had no impact on balance in the General Fund.

            Disbursements were also reduced from original projections by $848 million. After adjusting for the net impact of restatements relating to the CRF and LGAC which raised disbursements by $38 million, the variance is $886 million. Well over two-thirds of this variance is in the category of grants to local governments, primarily reflecting the conservative nature of the original estimates of projected costs for social services and other programs. Lower education costs are attributable to the availability of $110 million in additional lottery proceeds and the use of LGAC bond proceeds.

            The spending reductions also reflect $188 million in actions initiated in January 1995 by the Governor to reduce spending to avert a potential gap in the 1994-95 State Financial Plan. These actions included savings from a hiring freeze, halting the development of certain services, and the suspension of non-essential capital projects. These actions, together with $71 million in other measures comprised the Governor's $259 million gap-closing plan, submitted to the Legislature in connection with the 1995-96 Executive Budget.

            1993-94 Fiscal Year. The State ended its 1993-94 fiscal year with a balance of $1.140 billion in the tax refund reserve account, $265 million in the CRF and $134 million in its Tax Stabilization Reserve Fund. These fund balances were primarily the result of an improving national economy, State employment growth, tax collections that exceeded earlier projections and disbursements that were below expectations. Deposits to the personal income tax refund reserve have the effect of reducing reported personal income tax receipts in the fiscal year when made and withdrawals from such reserve increase receipts in the fiscal year when made. The balance in the tax refund reserve account was used to pay taxpayer refunds.

            Of the $1.140 billion deposited in the tax refund reserve account, $1.026 billion was available for budgetary planning purposes in the 1994-95

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fiscal year. The remaining $114 million was redeposited in the tax refund reserve account at the end of the State's 1994-95 fiscal year to continue the process of restructuring the State's cash flow as part of the LGAC program. The balance in the CRF was reserved to meet the cost of litigation facing the State in its 1994-95 fiscal year.

            Before the deposit of $1.140 billion in the tax refund reserve account, General Fund receipts in 1993-94 exceeded those originally projected when the State Financial Plan for that year was formulated on April 16, 1993 by $1.002 billion. Greater-than-expected receipts in the personal income tax, the bank tax, the corporation franchise tax and the estate tax accounted for most of this variance, and more than offset weaker-than-projected collections from the sales and use tax and miscellaneous receipts. Collections from individual taxes were affected by various factors including changes in Federal business laws, sustained profitability of banks, strong performance of securities firms, and higher-than-expected consumption of tobacco products following price cuts.

            The higher receipts resulted, in part, because the New York economy performed better than forecasted. Employment growth started in the first quarter of the State's 1993-94 fiscal year, and, although this lagged behind the national economic recovery, the growth in New York began earlier than forecasted. The New York economy exhibited signs of strength in the service sector, in construction, and in trade. Long Island and the Mid-Hudson Valley continued to lag behind the rest of the State in economic growth. The DOB believes that approximately 100,000 jobs were added during the 1993-94 fiscal year.

            Disbursements and transfers from the General Fund were $303 million below the level projected in April 1993, an amount that would have been $423 million had the State not accelerated the payment of Medicaid billings, which in the April 1993 State Financial Plan were planned to be deferred into the 1994-95 fiscal year. Compared to the estimates included in the State Financial Plan formulated in April 1993, lower disbursements resulted from lower spending for Medicaid, capital projects, and debt service (due to refundings) and $114 million used to restructure the State's cash flow as part of the LGAC program. Disbursements were higher than expected for general support for public schools, the State share of income maintenance, overtime for prison guards, and highway snow and ice removal. The State also made the first of six required payments to the State of Delaware related to the settlement of Delaware's litigation against the State regarding the disposition of abandoned property receipts.

            During the 1993-94 fiscal year, the State also established and funded the CRF as a way to assist the State in financing the cost of litigation affecting the State. The CRF was initially funded with a transfer of $100 million attributable to the positive margin recorded in the 1992-93 fiscal year. In addition, the State augmented this initial deposit with $132 million in debt service savings attributable to the refinancing of State and public authority bonds during 1993-94. A year-end transfer of $36 million was also made to the CRF, which, after a disbursement for authorized fund purposes, brought the CRF balance at the end of 1993-94 to $265 million. This amount was $165 million higher than the amount originally targeted for this reserve fund.


            Litigation. A number of court actions have been brought involving State finances. The court actions in which the State is a defendant generally involve state programs and miscellaneous tort, real property, and contract claims and the monetary damages sought are substantial. Adverse development in these proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced State Financial Plan in the current fiscal year or thereafter.

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            In addition to the proceedings noted below, the State is party to other claims and litigation which its legal counsel has advised are not probable of adverse court decisions. Although the amounts of potential losses, if any, are not presently determinable, it is the State's opinion that its ultimate liability in these cases is not expected to have a material adverse effect on the State's financial position in the current fiscal year or thereafter.

            On May 31, 1988, the United States Court took jurisdiction of a claim of the State of Delaware that certain unclaimed dividends, interest and other distributions made by issuers of securities and held by New York-based brokers incorporated in Delaware for beneficial owners who cannot be identified or located, had been, and were being, wrongfully taken by the State of New York pursuant to New York's Abandoned Property Law (State of Delaware v. State of New York, United States Supreme Court). All 50 states and the District of Columbia moved to intervene, claiming a portion of such distributions and similar property taken by the State of New York from New York-based banks and depositories incorporated in Delaware. In a decision dated March 30, 1993, the Court granted all pending motions of the states and the District of Columbia to intervene and remanded the case to a Special Master for further proceedings consistent with the Court's decision. The Court determined that the abandoned property should be remitted first to the state of the beneficial owner's last known address, if ascertainable and, if not, then to the states of incorporation of the intermediary bank, broker or depository. New York and Delaware have executed a settlement agreement which provides for payment by New York to Delaware of $35 million in the State's 1993-94 fiscal year and five annual payments thereafter of $33 million. New York and Massachusetts have executed a settlement agreement which provided for aggregate payments by New York of $23 million, payable over consecutive years. The claims of the other states and the District of Columbia remain.

            Among the more significant of these claims still pending against the State at various procedural stages, are those that challenge: (1) the validity of agreements and treaties by which various Indian tribes transferred title to the State of certain land in central New York; (2) certain aspects of the State's Medicaid rates and regulations, including reimbursements to providers of mandatory and optional Medicaid services; 3) contamination in the Love Canal area of Niagara Falls; (4) an action against State and New York City officials alleging that the present level of shelter allowance for public assistance recipients is inadequate under statutory standards to maintain proper housing; (5) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (6) a challenge to the methods by which the state reimburses localities for the administrative costs of food stamp programs; (7) alleged responsibility of State officials to assist in remedying racial segregation in the City of Yonkers; (8) an action in which the State is a third party defendant, for injunctive or other appropriate relief, concerning liability for the maintenance of stone groins constructed along certain areas of Long Island's shoreline; (9) an action challenging legislation enacted in 1990 which had the effect of deferring certain employer contributions to the State Teachers' Retirement System and reducing State aid to school districts by a like amount; (10) a challenge to the constitutionality of financing programs of the Thruway Authority authorized by Chapters 166 and 410 of the Laws of 1991; (11) a challenge to the constitutionality of financing programs of the MTA and the Thruway Authority authorized by Chapter 56 of the laws of 1993;
(12) challenges to the delay by the State Department of Social Services in making two one-week Medicaid payments to the service providers; (13) challenges to provisions of Section 2807-C of the Public Health Law, which impose a 13% surcharge on inpatient hospital bills paid by commercial insurers and employee welfare benefit plans and portions of Chapter 55 of The Laws of 1992 which require hospitals to impose and remit to the State an 11% surcharge on hospital bills paid by commercial insurers; (14) challenges to the

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promulgation of the State's proposed procedure to determine the eligibility for and nature of home care services for Medicaid recipients; (15) a challenge to State implementation of a program which reduces Medicaid benefits to certain home-relief recipients; (16) challenges to the rationality and retroactive application of State regulations recalibrating nursing home Medicaid rates; and (17) a challenge by AT&T to New York Tax Law Section 186-a (2-a) as violative of the Commerce Clause of the U.S. Constitution.



New Jersey Navigator Trust

New Jersey Risk Factors


      State Finance. New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,062 people per square mile, it is the most densely populated of all the states. The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. Historically, New Jersey's average per capita income has been well above the national average, and in 1993 the State ranked second among the states in per capital personal income ($26,732).


      The Trust is susceptible to political, economic or regulatory factors affecting issuers of the New Jersey securities. The following information provides only a brief summary of some of the complex factors affecting the financial situation in New Jersey (the "State") and is derived from sources that are generally available to investors and is believed to be accurate. It is based in part on information obtained from various State and local agencies in New Jersey. No independent verification has been made of any of the following information.

      The New Jersey Economic Policy Council, a statutory arm of the New Jersey Department of Commerce and Economic Development, has reported in New Jersey Economic Indicators, a monthly publication of the New Jersey Department of Labor, Division of Labor Market and Demographic Research, that in 1988 and 1989 employment in New Jersey's manufacturing sector failed to benefit from the export boom experienced by many Midwest states and the State's service sectors, which had fueled the State's prosperity since 1982, lost momentum.
In the meantime, the prolonged fast growth in the State in the mid 1980s resulted in a tight labor market situation, which has led to relatively high wages and housing prices. This means that, while the incomes of New Jersey residents are relatively high, the State's business sector has become more vulnerable to competitive pressures.


      The onset of the national recession (which officially began in July 1990 according to the National Bureau of Economic Research) caused an acceleration of New Jersey's job losses in construction and manufacturing. In addition, the national recession caused an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities and trucking and warehousing. Reflecting the downturn, the rate of unemployment in the State rose from a low of 3.6% during the first quarter of 1989 to an estimated 6.8% in July 1995, which is above the national average of 5.7% in July 1995. Economic recovery is likely to be slow and uneven in New Jersey, with unemployment receding at a correspondingly slow pace, due to the fact that some sectors may lag as a result of continued excess capacity. In addition, employers even in rebounding sectors can be expected to remain cautious about hiring until they become convinced that improved business will be sustained. Also, certain firms will continue to merge or downsize to increase profitability.


      Debt Service. The primary method for State financing of capital projects is through the sale of the general obligation bonds of the State.

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These bonds are backed by the full faith and credit of the State tax revenues and certain other fees are pledged to meet the principal and interest payments and, if provided, redemption premium payments, if any, required to repay the bonds. As of June 30, 1994, there was a total authorized bond indebtedness of approximately $9.14 billion, of which $3.65 billion was issued and outstanding, $4.0 billion was retired (including bonds for which provisions for payment have been made through the sale and issuance of refunding bonds) and $1.49 billion was unissued. The debt service obligation of such outstanding indebtedness is $446.3 million for Fiscal Year 1996.

      New Jersey Budget and Appropriation System. The State operates on a fiscal year beginning July 1 and ending June 30. At the end of Fiscal Year 1989, there was a surplus in the State's general fund (the fund into which all State revenues not otherwise restricted by statute are deposited and from which appropriations are made) of $411.2 million. At the end of Fiscal Year 1990, there was a surplus in the general funds of $1 million. At the end of Fiscal Year 1991, there was a surplus in the general fund of $1.4 million.
New Jersey closed its Fiscal Year 1992 with a surplus of $760.8 million and fiscal year 1993 with a surplus of $937.4 million. It is estimated that New Jersey closed its fiscal year 1994 with a surplus of $926.0 million and fiscal year 1995 with a surplus of $563 million. It is estimated that New Jersey closed its Fiscal Year 1993 with a surplus of $937.4 million.


      In order to provide additional revenues to balance future budgets, to redistribute school aid and to contain real property taxes, on June 27, 1990, and July 12, 1990, former Governor Florio signed into law legislation which was estimated to raise approximately $2.8 billion in additional taxes (consisting of $1.5 billion in sales and use taxes and $1.3 billion in income taxes), the biggest tax hike in New Jersey history. There can be no assurance that receipts and collections of such taxes will meet such estimates.

      The first part of the tax hike took effect on July 1, 1990, with the increase in the State's sales and use tax rate from 6% to 7% and the elimination of exemptions for certain products and services not previously subject to the tax, such as telephone calls, paper products (which has since been reinstated), soaps and detergents, janitorial services, alcoholic beverages and cigarettes. At the time of enactment, it was projected that these taxes would raise approximately $1.5 billion in additional revenue. Projections and estimates and receipts from sales and use taxes, however, have been subject to variance in recent fiscal years.

      The second part of the tax hike took effect on January 1, 1991, in the form of an increased state income tax on individuals. At the time of enactment, it was projected that this increase would raise approximately $1.3 billion in additional income taxes to fund a new school aid formula, a new homestead rebate program and state assumption of welfare and social services costs. Projections and estimates of receipts from income taxes, however, have also been subject to variance in recent fiscal years. Under the legislation, income tax rates increased from their previous range of 2% to 3.5% to a new range of 2% to 7%, with the higher rates applying to married couples with incomes exceeding $70,000 who file joint returns, and to individuals filing single returns with incomes of more than $35,000.

      The Florio administration had contended that the income tax package would help reduce local property tax increases by providing more state aid to municipalities. Under the income tax legislation, the State would assume approximately $289 million in social services costs that previously were paid by counties and municipalities and funded by property taxes. In addition, under the new formula for funding school aid, an extra $1.1 billion was proposed to be sent by the State to school districts beginning in 1991, thus reducing the need for property tax increases to support education programs.


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      Effective July 1, 1992, the State's sales and use tax rate decreased from 7% to 6%. Effective January 1, 1994, an across-the-board 5% reduction in the income tax rates was enacted and effective January 1, 1995, further reductions ranging from 1% to 10% in income tax rates took effect. Governor Whitman recently signed into law further reductions up to 15% for some taxpayers effective January 1, 1996, thus reducing income taxes by up to 30% for most taxpayers within three years.

      On June 30, 1995, Governor Whitman signed the New Jersey Legislature's $16.0 billion budget for Fiscal Year 1996. The balanced budget, which includes $541 million in surplus, is $300 million more than the 1995 budget. Whether the State can achieve a balanced budget depends on its ability to enact and implement expenditure reductions and to collect estimated tax revenues. The Fiscal Year 1995 Appropriations Act forecasts sales and use tax collections of $3.98 billion, a 5.3% increase from receipts estimated in the Revised Revenue Estimates for Fiscal Year 1994. It also forecasts gross income tax collections of $4.582 billion, a 1.2% increase from receipts, estimated for Fiscal Year 1994, and corporation business tax collections of $915 million, a 12% decrease from receipts estimated for Fiscal Year 1994. However, projections and estimates of receipts from taxes have been subject to variance in recent years as a result of several factors, most recently a significant slowdown in the national, regional and State economies, sluggish employment and uncertainties in taxpayer behavior as a result of actual and proposed changes in Federal tax laws.


      Debt Ratings. For many years, prior to 1991, both Moody's Investors Service, Inc., and Standard and Poor's Corporation have rated New Jersey general obligation bonds "Aaa" and "AAA", respectively. Currently, Moody's Investors Service, Inc. rates New Jersey general obligation bonds Aal. On
July 3, 1991, however, Standard and Poor's Corporation downgraded New Jersey general obligation bonds to "AA+." On June 4, 1992 Standard & Poor's Corporation placed New Jersey general obligation bonds on Credit Watch with negative implications, citing as its principal reason for its caution the unexpected denial by the Federal Government of New Jersey's request for $450 million in retroactive Medicaid payments for psychiatric hospitals. These funds were critical to closing a $1 billion gap in the State's $15 billion budget for fiscal year 1992 which ended on June 30, 1992. Under New Jersey state law, the gap in the current budget must be closed before the new budget year begins on July 1, 1992. Standard and Poor's Corporation suggested the State could close fiscal 1992's budget gap and help fill fiscal 1993's hole by a reversion of $700 million of pension contributions to its general fund under a proposal to change the way the State calculates its pension liability. On July 6, 1992, Standard and Poor's Corporation reaffirmed its "AA+" rating for New Jersey general obligation bonds and removed the debt from its Credit Watch list, although it stated that New Jersey's long-term financial outlook is negative. Standard and Poor's Corporation was concerned that the State was entering the 1993 fiscal year that began July 1, 1992 with a slim $26 million surplus and remained concerned about whether the sagging State economy would recover quickly enough to meet lawmakers' revenue projections. It also remained concerned about the recent federal ruling leaving in doubt how much the State was due in retroactive Medicaid reimbursements and a ruling by a federal judge, now on appeal, of the State's method for paying for uninsured hospital patients. However, on July 27, 1994, Standard and Poor's announced that it was changing the State's outlook from negative to stable due to a brightening of the State's prospects as a result of Governor Whitman's effort to trim spending and cut taxes, coupled with an improving economy. Standard and Poor's reaffirmed its "AA+" rating at the same time. There can be no assurance that these ratings will continue or that particular bond issues may not be adversely affected by changes in the State or local economic and political conditions.


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      On August 24, 1992, Moody's Investors Service, Inc. downgraded New Jersey general obligation bonds to "Aal", stating that the reduction reflected a developing pattern of reliance on nonrecurring measures to achieve budgetary balance, four years of financial operations marked by revenue shortfalls and operating deficits, and the likelihood that serious financial pressures would persist. On August 5, 1994, Moody's reaffirmed its "Aal" rating, citing on the positive side New Jersey's broad-based economy, high income levels, history of maintaining a positive financial position and moderate (although rising) debt ratios, and, on the negative side, a continued reliance on one-time revenue and a dependence on pension-related savings to achieve budgetary balance.

      Capital Construction. In addition to payment from bond proceeds, capital construction can also be funded by appropriation of current revenues on a pay-as-you go basis. This amount represents 2.2% of the total Fiscal Year 1993 Budget. In Fiscal Year 1993, the amount was $331.0 million and was for transportation projects. This appropriation was credited to the Transportation Trust Fund Account of the State General Fund.

      All appropriations for capital projects and all proposals for State bond authorizations are subject to the review and recommendation of the New Jersey Commission on Capital Budgeting and Planning. This permanent commission was established in November 1975, and is charged with the preparation of the State Capital Improvement Plan, which contains proposals for State spending for capital projects.

      Lease Financing. The State has entered into a number of leases relating to the financing of certain real property and equipment. The State leases the State Tax Processing Building and the Richard J. Hughes Justice Complex in Trenton, both from the Mercer County Improvement Authority (the "Authority"). On August 8, 1991 the Authority defeased outstanding bonds originally issued to finance construction of the Richard J. Hughes Justice Complex through the issuance of custody receipts (the "Custody Receipts") in the aggregate principal amount of $95,760,000. The rental is sufficient to cover the debt service on the Authority's Custody Receipts. Maximum annual rental payments on these leases, including debt service, maintenance and payments in lieu of taxes, will be approximately $11 million. The State's obligation to pay the rentals is subject to appropriations being made by the State Legislature. The Custody Receipts will mature in the years 1992 through 2018.

      The State has also entered into a lease agreement, as lessee, with the New Jersey Economic Development Authority, as lessor (the "EDA") to lease
(i) office buildings that are presently under construction and, when finished, are expected to house the New Jersey Division of Motor Vehicles, New Jersey Network (the State's public television station) and a branch of the United States Postal Service and (ii) a parking facility that is also under construction, all of which were financed by the EDA's $114,391,434.70 initial aggregate principal amount of Trenton Office Complex Revenue Bonds, 1980 Series dated December 1, 1989. The State has also entered into a lease agreement, as lessee, with the EDA to lease approximately 13 acres of real property and certain infrastructure improvements thereon located in the City of Newark. This property is in a geographical area generally bounded by McCarter Highway, Mulberry Street and Saybrook Place and its purchase was financed by $21,510,000 aggregate principal amount of New Jersey Economic Development Authority Revenue Bonds, New Jersey Performing Arts Center Site Acquisition Project, 1991 Series, issued on August 20, 1991. The rental payments required to be made by the State under such lease agreements are sufficient to cover debt service on such bonds and other amounts payable to the EDA, including certain administrative expenses of the EDA, and such rental payments are subject to annual appropriation by the State Legislature.
Maximum annual debt service on such bonds is approximately $12,200,000. All of such bonds are still outstanding and mature in the years 1992 through 2012.

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      The State has also entered into a sublease with the EDA to lease two parking lots, certain infrastructure improvements and related elements located at Liberty State Park in the City of Jersey City. These parking lots and improvements have been financed by a $13,683,767.50 aggregate principal amount of New Jersey Economic Development Authority Lease Rental Bonds, 1992 Series (Liberty State Park Project) dated March 15, 1992. The rental payments that will be required to be made by the State under such sublease agreement will be sufficient to cover debt service on such bonds and other amounts payable to the EDA, and such rental payments will be subject to appropriation by the State Legislature.

      In 1981, the Governor signed into law a bill creating the New Jersey Building Authority (the "Building Authority") having the power to construct facilities for leasing to the State (P.L. 1981, c. 120). The law provides for leasing to the State on a basis similar to that described above. The Building Authority is authorized to have not more than $250 million of its notes and bonds outstanding exclusive of refunded bonds and notes, provided that if the Building Authority issues bonds or notes to finance the total cost of a project based on estimates prepared by an independent consultant and the consultant determines later that the costs of the project as initially approved have increased, the Building Authority may issue additional bonds or notes to finance the increased cost notwithstanding the $250 million limitation. In 1985 the Building Authority issued $129,635,000 of 1985 Series Bonds for five office building projects in the Trenton area. During April 1987 the Building Authority issued $103,760,000 of the 1987 Series Bonds to refund the outstanding term bonds of the 1985 issue. On April 6, 1989 the Building Authority issued $49,752,390.30 of 1989 Series Bonds for the renovation and historical restoration of portions of the State Capital Complex in Trenton. On October 9, 1991 the Building Authority issued $74,999,815.75 of State Building Revenue Bonds, 1991 Series (Garden State Savings Bonds, 1991A), as capital appreciation bonds, under the Garden State Savings Act of 1991, for the continued renovation and historical restoration of portions of the State Capital Complex in Trenton and for the construction of a structured parking facility. As of December 31, 1991 the total amount of Building Authority Bonds outstanding was $238,687,206.05. Outstanding Building Authority bonds are secured by annual rentals from the State which are subject to annual appropriations by the State Legislature. The State's combined annual rental payment for all leases with the Building Authority will be
(i) approximately $17.5 million per year for the years ending June 15, 1992 through 1998, 2012 and 2013 and (ii) approximately $31.0 million per year for the years ending June 15, 1999 through 2011.

      Beginning in April 1984, the State, acting through the Director of the Division of Purchase and Property, entered into a series of lease purchase agreements which provide for the acquisition of equipment and real property to be used by various departments and agencies of the State. To date, the State has completed nine lease purchase agreements which have resulted in issuance of Certificates of Participation totaling $541,085,000. A Certificate of Participation evidences a proportionate interest of the owner thereof in the lease payments to be made by the State under the terms of the agreement. As of December 31, 1991, $305,400,000 Certificates of Participation remain outstanding. The agreements relating to these transactions provide for semiannual rental payments. The State's obligation to pay rentals due under these leases is subject to annual appropriations being made by the State Legislature. The final maturity of the outstanding Certificates of Participation is December 15, 2013. The majority of proceeds from these transactions have been or will be used to acquire equipment for the State and its agencies. The rentals payable by the State will be made from monies appropriated by the State Legislature. The State intends to continue to use this financing technique for a substantial portion of its future equipment requirements.


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      "Moral Obligation" Financing. Aside from its general obligation bonds, the State's "moral obligation" backs certain obligations issued by the New Jersey Housing and Mortgage Finance Agency, the South Jersey Port Corporation and the Higher Education Assistance Authority.

      New Jersey Housing and Mortgage Finance Agency. Neither the New Jersey Housing and Mortgage Finance Agency nor its predecessors, the New Jersey Housing Finance Agency and the New Jersey Mortgage Finance Agency, have had a deficiency in a debt service reserve fund which required the State to appropriate funds to meet its "moral obligation". It is anticipated that this agency's revenues will continue to be sufficient to cover debt service on its bonds.

      South Jersey Port Corporation. The State provides the South Jersey Port Corporation (the "Corporation") with funds to cover all debt service and property tax requirements, when earned revenues are anticipated to be insufficient to cover these obligations.

      Higher Education Assistance Authority. The Higher Education Assistance Authority has issued $24,996,064 aggregate principal amount of revenue bonds, the interest on which has been capitalized to but not including January 1, 1993. After the period of capitalized interest has ended, it is anticipated that the authority's revenues will be sufficient to cover debt service on its bonds.

      Below are listed State appropriations made since 1986 which covered deficiencies in revenues of the Corporation, for debt service and property tax payments.


                                  Appropriation for        Appropriation for
         Calendar Year              Debt Service              Property Tax

1986...........................             $0                 $1,647,216.00

1987...........................              0                  1,647,216.00

1988...........................              0                  1,647,216.00

1989...........................      1,281,793.58               1,745,917.00

1990...........................      2,362,850.67               1,850,000.00

1991...........................      2,770,851.00               1,850,000.00

      On April 2, 1987, the Corporation issued $31,580,000 aggregate principal amount of Revenue Bonds, 1987 Series C (the "Series C Bonds"), a portion of the proceeds of which will be used (i) on January 1, 1995, to refund all of the Corporation's Marine Terminal Revenue Bonds, 1985 Refunding Series and
(ii) to pay interest on the Series C Bonds until January 1, 1995. Because of the funded escrow, it is expected that there will not be any need for the State to provide funds to pay debt service on the Series C Bonds through January 1, 1995. Also, in addition to the bonded indebtedness of the Corporation set forth above, on April 2, 1987, the Corporation issued $10,295,000 Marine Terminal Revenue Bonds, 1987 Series D, to provide funds for financing a portion of the costs of various capital improvements. On
February 10, 1989, the Corporation issued $4,085,000 Marine Terminal Revenue Bonds, 1989 Series E, to provide funds for financing a portion of the costs of various capital improvements and additions to the Corporation's marine terminal facilities. On November 21, 1989, the Corporation issued $3,655,000 Marine Terminal Revenue Bonds, 1989 Series F, to provide for the costs of acquiring land in the City of Camden, for the purpose of expanding the Corporation's marine terminal facilities.


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      Municipal Finance. New Jersey's local finance system is regulated by various statutes designed to assure that all local governments and their issuing authorities remain on a sound financial basis. Regulatory and remedial statutes are enforced by the Division of Local Government Services (the "Division") in the State Department of Community Affairs.

     Counties and Municipalities. The Local Budget Law (N.J.S.A. 40A:4-1 et seq.) imposes specific budgetary procedures upon counties and municipalities ("local units"). Every local unit must adopt an operating budget which is balanced on a cash basis, and items of revenue and appropriation must be examined by the Director of the Division (the "Director"). The accounts of each local unit must be independently audited by a registered municipal accountant. State law provides that budgets must be submitted in a form promulgated by the Division and further provides for limitations on estimates of tax collection and for reserves in the event of any shortfalls in collections by the local unit. The Division reviews all municipal and county annual budgets prior to adoption for compliance with the Local Budget Law.
The Director is empowered to require changes for compliance with law as a condition of approval; to disapprove budgets not in accordance with law; and to prepare the budget of a local unit, within the limits of the adopted budget of the previous year with suitable adjustments for legal compliance, if the local unit is unwilling to prepare a budget in accordance with law. This process insures that every municipality and county annually adopts a budget balanced on a cash basis, within limitations on appropriations or tax levies, respectively, and making adequate provision for principal of and interest on indebtedness falling due in the fiscal year, deferred charges and other statutory expenditure requirements. The Director also oversees changes to local budgets after adoption as permitted by law, and enforces regulations pertaining to execution of adopted budgets and financial administration. In addition to the exercise of regulatory and oversight functions, the Division offers expert technical assistance to local units in all aspects of financial administration, including revenue collection and cash management procedures, contracting procedures, debt management and administrative analysis.

      The local Government Cap Law (N.J.S.A. 40A:4-45.1 et seq.) (the "Cap Law") generally limits the year-to-year increase of the total appropriations of any municipality and the tax levy of any county to either 5 percent or an index rate determined annually by the Director, whichever is less. However, where the index percentage rate exceeds 5 percent, the Cap law permits the governing body of any municipality or county to approve the use of a higher percentage rate up to the index rate. Further, where the index percentage rate is less than 5 percent, the Cap Law also permits the governing body of any municipality or county to approve the use of a higher percentage rate up to 5 percent. Regardless of the rate utilized, certain exceptions exist to the Cap Law's limitation on increases in appropriations. The principal exceptions to these limitations are municipal and county appropriations to pay debt service requirements; to comply with certain other State or federal mandates; amounts approved by referendum; and, in the case of municipalities only, to fund the preceding year's cash deficit or to reserve for shortfalls in tax collections. The Cap Law, scheduled to expire on December 31, 1990, was re-enacted with amendments and made a permanent part of the Municipal Finance System.

      State law also regulates the issuance of debt by local units. The Local Budget Law limits the amount of tax anticipation notes that may be issued by local units and requires the repayment of such notes within three months of the end of the fiscal year (six months in the case of the counties) in which issued. The local Bond Law (N.J.S.A. 40A:2-1 et seq.) governs the issuance of bonds and notes by the local units. No local unit is permitted to issue bonds for the payment of current expenses (other than Fiscal Year Adjustment Bonds described more fully below). Local units may not issue bonds to pay outstanding bonds, except for reflecting purposes, and then only with the

                                    -38-
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approval of the Local Finance Board. Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of first issue. The debt that any local unit may authorize is limited to a percentage of its equalized valuation basis, which is the average of the equalized value of all taxable real property and improvements within the geographic boundaries of the local unit, as annually determined by the Director of the Division of Taxation, for each of the three most recent years. In the calculation of debt capacity, the local Bond Law and certain other statutes permit the deduction of certain classes of debt ("statutory deductions") from all authorized debt of the local unit ("gross capital debt") in computing whether a local unit has exceeded its statutory debt limit. Statutory deductions from gross capital debt consist of bonds or notes (i) authorized for school purposes by a regional school district or by a municipality or a school district with boundaries coextensive with such municipality to the extent permitted under certain percentage limitations set forth in the School Bond Law (as hereinafter defined); (ii) authorized for purposes which are self-liquidating, but only to the extent permitted by the Local Bond Law; (iii) authorized by a public body other than local unit the principal of and interest on which is guaranteed by the local unit, but only to the extent permitted by law; (iv) that are bond anticipation notes; (v) for which provision for payment has been made; or (vi) authorized for any other purpose for which a deduction is permitted by law. Authorized net capital debt (gross capital debt minus statutory deductions) is limited to 3.5 percent of the equalized valuation basis in the case of municipalities and 2 percent of the equalized valuation basis in the case of counties. The debt limit of a county or municipality, with certain exemptions, may be exceeded only with the approval of the Local Finance Board.

      Chapter 75 of the Pamphlet Laws of 1991 signed into law on March 28, 1991 requires certain municipalities and permits all other municipalities to adopt the State fiscal year in place of the existing calendar fiscal year. Municipalities that change fiscal years must adopt a six month transition budget for January to June. Since expenditures would be expected to exceed revenues primarily because state aid for the calendar year would not be received by the municipality until after the end of the transition year budget, the act authorizes the issuance of Fiscal Year Adjustment Bonds to fund the one time deficit for the six month transition budget. The act provides that the deficit in the six month transition budget may be funded initially with bond anticipation notes based on the estimated deficit in the six month transition budget. Notes issued in anticipation of Fiscal Year Adjustment Bonds, including renewals, can only be issued for up to one year unless the Local Finance Board permits the municipality to renew them for a further period of time. The Local Finance Board must confirm the actual deficit experienced by the municipality. The municipality then may issue Fiscal Year Adjustment Bonds to finance the deficit on a permanent basis. The purpose of the Act is to assist municipalities that are heavily dependent on state aid and that have had to issue tax anticipation notes to fund operating cash flow deficits each year. While the act does not authorize counties to change their fiscal years, it does provide that counties with cash flow deficits may issue Fiscal Year Adjustment Bonds as well.

      State law authorizes State officials to supervise fiscal administration in any municipality which is in default on its obligations; which experiences severe tax collection problems for two successive years; which has a deficit greater than 4 percent of its tax levy for two successive years; which has failed to make payments due and owing to the State, county, school district or special district for two consecutive years; which has an appropriation in its annual budget for the liquidation of debt which exceeds 25 percent of its total operating appropriations (except dedicated revenue appropriations) for the previous budget year; or which has been subject to a judicial determination of gross failure to comply with the Local Bond Law, the Local Budget Law or the Local Fiscal Affairs Law which substantially jeopardizes its

                                    -39-
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fiscal integrity. State officials are authorized to continue such supervision for as long as any of the conditions exist and until the municipality operates for a fiscal year without incurring a cash deficit.

      There are 567 municipalities and 21 counties in New Jersey. During 1987, 1988, and 1989 no county exceeded its statutory debt limitations or incurred a cash deficit in excess of 4 percent of its tax levy. The number of municipalities which have a cash deficit greater than 4 percent of their tax levies was five for 1987, zero for 1988, and six for 1989. The number of municipalities which exceeded statutory debt limits was six, five, and one as of December 31, 1987, 1988, and 1989, respectively. No New Jersey municipality or county has defaulted on the payment of interest or principal on any outstanding debt obligation since the 1930's.

      School Districts. All New Jersey school districts are coterminous with the boundaries of one or more municipalities. They are characterized by the manner in which the board of education, the governing body of the school district, takes office. Type I school districts, most commonly found in cities, have a board of education appointed by the mayor or the chief executive officer of the municipality constituting the school district. In a Type II school district, the board of education is elected by the voters of the district. Nearly all regional and consolidated school districts are Type II school districts.

      School Budgets. In every school district having a board of school estimate, the board of school estimate examines the budget request and fixes the appropriation amounts for the next year's operating budget after a public hearing at which the taxpayers and other interested persons shall have an opportunity to raise objections and to be heard with respect to the budget. This board, whose composition is fixed by statute, certifies the budget to the municipal governing bodies and to the local board of education. If either disagrees, they must appeal to the State Commissioner of Education (the "Commissioner") to request changes.

      The Quality Education Act of 1990 (N.J.S.A. 18A:7D-1 et seq.) limits the annual increase of a school district's net current expense budget. The Commissioner certifies the allowable amount of increase for each school district but may grant a higher level of increase in certain limited instances. A school district may also submit a proposal to the voters to raise amounts above the allowable amount of increase. If defeated, such a proposal is subject to further review or appeal only if the Commissioner determines that additional funds are required to provide a thorough and efficient education.

            In Type I or Type II school districts which have failed monitoring over a period of time by the State because of continued educational deficiencies, and are implementing an approved corrective action plan, the Commissioner is required to determine the cost to the school district of the implementation of those portions of the corrective action plan which are directly responsive to the district's deficiencies as identified in the monitoring process. Where appropriate, the Commissioner is required to reallocate funds within the district's budget to support the corrective action plan. The Commissioner is also required to determine the amount of additional revenue needed to implement the corrective action plan, and to recertify the budget for the district.

      In State operated school districts the State District Superintendent has the responsibility for the development of the budget subject to appeal by the governing body of the municipality to the Commissioner and the Director of the Division of Local Government Services in the State Department of Community Affairs. Based upon his review, the Director is required to certify the amount of revenues which can be raised locally to support the budget of the

                                    -40-
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State operated district. Any difference between the amount which the Director certifies, and the total amount of local revenues required by the budget approved by the Commissioner, is to be paid by the State in the fiscal year in which the expenditures are made subject to the availability of appropriations.

      School District Bonds. School district bonds and temporary notes are issued in conformity with N.J.S.A 18A:24-1 et seq. (the "School Bond Law"), which closely parallels the Local Bond Law. Although school districts are exempted from the 5 percent down payment provision generally applied to bonds issued by municipalities and counties, they are subject to debt limits (which vary depending on the type of school system provided) and to State regulation of their borrowing. The debt limitation on school district bonds depends upon the classification of the school district but may be as high as 4 percent of the average equalized valuation basis of the constituent municipality. In certain cases involving school districts in cities with populations exceeding 100,000 the debt limit is 8 percent of the average equalized valuation basis of the constituent municipality, and in cities with populations in excess of 80,000 the debt limit is 6 percent of the aforesaid average equalized valuation.

      School bonds are authorized by (i) an ordinance adopted by the governing body of a municipality within a Type I school district; (ii) adoption of a proposal by resolution by the board of education of a Type II school district having a board of school estimate; or (iii) adoption of a proposal by resolution by the board of education and approval of the proposal by the legal voters of any other Type II school district. If school bonds will exceed the school district borrowing capacity, a school district (other than a regional school district) may use the balance of the municipal borrowing capacity. If the total amount of debt exceeds the school district's borrowing capacity and any available remaining municipal borrowing capacity, the Commissioner and the Local Finance Board must approve the proposed authorization before it is submitted to the voters. All authorizations of debt in a Type II school district without a board of school estimate require an approving referendum, except where, after hearing, the Commissioner and the State Board of Education determine that the issuance of such debt is necessary to meet the constitutional obligation to provide a thorough and efficient system of public schools. When such obligations are issued, they are issued by, and in the name of, the school district.

      In Type I and II school districts with a board of school estimate, that board examines the capital proposal of the board of education and certifies the amount of bonds to be authorized. When it is necessary to exceed the borrowing capacity of the municipality, the approval of a majority of the legally qualified voters of the municipality is required, together with the approval of the Commissioner and the Local Finance Board. When such bonds are issued for a Type I school district, they are issued by the municipality and identified as school bonds. When bonds are issued by a Type II school district having a board of school estimate, they are issued by, and in the name of, the school district.

      All authorizations of debt must be reported to the Division of Local Government Services by a supplemental debt statement prior to final approval.

      School District Lease Purchase Financings. In 1982, school districts were given an alterative to the traditional method of bond financing capital improvements pursuant to N.J.S.A. 18A:20-4.2(f) (the "Lease Purchase Law"). The Lease Purchase Law permits school districts to acquire a site and school building through a lease purchase agreement with a private lessor corporation. For Type II school districts, the lease purchase agreement does not require voter approval. The rent payments attributable to the lease purchase agreement are subject to annual appropriation by the school district and are required, pursuant to N.J.A.C. 6:22-A-1.2(h), to be included in the annual

                                    -41-
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current expense budget of the school district. Furthermore, the rent payments attributable to the lease purchase agreement do not constitute debt of the school district and therefore do not impact on the school district's debt limitation. Lease purchase agreements in excess of five years require the approval of the Commissioner and the Local Finance Board.

      Qualified Bonds. In 1976, legislation was enacted (P.L. 1976, c. 38 and c. 39) which provides for the issuance by municipalities and school districts of "qualified bonds." Whenever a local board of education or the governing body of a municipality determines to issue bonds, it may file an application with the Local Finance Board, and, in the case of a local board of education, the Commissioner, to qualify bonds pursuant to P.L. 1976, c. 38 or c. 39.
Upon approval of such an application and after receipt of a certificate stating the name and address of the paying agent for such bonds, the maturity schedule, interest rates and payment dates, the State Treasurer shall, in the case of qualified bonds for school districts, withhold from the school aid payable to such municipality or school district and in the case of qualified bonds for municipalities, withhold from the amount of business personal property tax replacement revenues, gross receipts; tax revenues, municipal purposes tax assistance fund distributions, State urban aid, State revenue sharing, and any other funds appropriated as State aid and not otherwise dedicated to specific municipal programs, payable to such municipalities, an amount sufficient to cover debt service on such bonds. These "qualified bonds" are not direct, guaranteed or moral obligations of the State, and debt service on such bonds will be provided by the State only if the above mentioned appropriations are made by the State. Total outstanding indebtedness for "qualified bonds" consisted of $103,720,500 by various school districts as of June 30, 1992 and $830,037,105 by various municipalities as of June 30, 1992.

      New Jersey School Bond Reserve Act. The New Jersey School Bond Reserve Act (N.J.S.A. 18A:56-17 et seq.) establishes a school bond reserve within the constitutionally dedicated Fund for the Support of Free Public Schools. Under this law the reserve is maintained at an amount equal to 1.5 percent of the aggregate outstanding bonded indebtedness of counties, municipalities or school districts for school purposes (exclusive of bonds whose debt service is provided by State appropriations), but not in excess of monies available in such Fund. If a municipality, county or school district is unable to meet payment of the principal of or interest on any of its school bonds, the trustee of the school bond reserve will purchase such bonds at the face amount thereof or pay the holders thereof the interest due or to become due. On
June 30, 1991, the book value of the Fund's assets aggregated $59,352,429 and the reserve, computed as of June 30, 1991, amounted to $19,668,349. There has never been an occasion to call upon this Fund.

      Local Financing Authorities. The Local Authorities Fiscal Control Law (N.J.S.A. 40A:5A-l et seq.) provides for State supervision of the fiscal operations and debt issuance practices of independent local authorities and special taxing districts by the State Department of Community Affairs. The Local Authorities Fiscal Control Law applies to all autonomous public bodies created by counties or municipalities, which are empowered to issue bonds, to impose facility or service charges, or to levy taxes in their districts. This encompasses most autonomous local authorities (sewerage, municipal utilities, parking, pollution control, improvement, etc.) and special taxing districts (fire, water, etc.). Authorities which are subject to differing State or federal financial restrictions are exempted, but only to the extent of that difference.

      Financial control responsibilities over local authorities and special districts are assigned to the Local Finance Board and the Director of the Division of Local Government Services. The Local Finance Board exercises approval power over the creation of new authorities and special districts as

                                    -42-
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well as their dissolution. The Local Finance Board also reviews, conducts public hearings and issues findings and recommendations on any proposed project financing of an authority or district, and on any proposed financing agreement between a municipality or county and an authority or special district. The Local Finance Board prescribes minimum audit requirements to be followed by authorities and special districts in the conduct of their annual audits. The Director reviews and approves annual budgets of authorities and special districts.

      Litigation. The State is a party in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and Federal laws. Included in the State's outstanding litigation are cases which challenge the following: the formula relating to State aid to public schools, the method by which the State shares with its counties maintenance recoveries and costs for residents in State institutions, unreasonably low Medicaid payment rates for long-term facilities in New Jersey, the obligation of counties to maintain Medicaid or Medicare eligible residents of institutions and facilities for the developmentally disabled, taxes paid into the Spill Compensation Fund (a fund established to provide money for use by the State to remediate hazardous waste sites and to compensate other persons for damages incurred as a result of hazardous waste discharge) based upon Federal preemption, various provisions, and the constitutionality of the Fair Automobile Insurance Reform Act of 1990, the State's role in a consent order concerning the construction of a resource facility in Passaic County, actions taken by the New Jersey Bureau of Securities against an individual, the State's actions regarding alleged chromium contamination of State-owned property in Hudson County, the issuance of emergency redirection orders and a draft permit by the Department of Environmental Protection and Energy, the adequacy of Medicaid reimbursement for services rendered by doctors and dentists to Medicaid eligible children, the Commissioner of Health's calculation of the hospital assessment required by the Health Care Cost Reduction Act of 1991, refusal of the State to share with Camden County Federal funding the State recently received for disproportionate share hospital payments made to county psychiatric facilities, and the constitutionality of annual A-901 hazardous and solid waste licensure renewal fees collected by the Department of Environmental Protection and Energy. Adverse judgments in these and other matters could have the potential for either a significant loss of revenue or a significant unanticipated expenditure by the State.

      At any given time, there are various numbers of claims and cases pending against the State, State agencies and employees seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the New Jersey Tort Claims Act. In addition at any given time, there are various numbers of contract claims against the State and State agencies seeking recovery of monetary damages. The state is unable to estimate its exposure for these claims.

Pennsylvania Trust

            The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of Pennsylvania municipal securities and does not purport to be a complete or exhaustive description of all conditions to which issuers of Pennsylvania municipal securities may be subject. Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The Pennsylvania Trust cannot predict whether or to what extent such factors or other factors may affect the issuers

                                    -43-
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of Pennsylvania municipal securities, the market value or marketability of such securities or the ability of the respective issuers of such securities held by the Pennsylvania Trust to pay interest on or principal of such securities. The creditworthiness of obligations issued by local Pennsylvania issuers may be unrelated to the creditworthiness of obligations issued by the Commonwealth of Pennsylvania, and there is no obligation on the part of the Commonwealth of Pennsylvania to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within Pennsylvania, and it is possible the Pennsylvania Trust has invested in obligations of particular issuers as to which such specific factors are applicable. However, the information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of Pennsylvania municipal securities.

            State Finance

            State Economy. The Commonwealth of Pennsylvania is one of the most populous states, ranking fifth behind California, New York, Texas and Florida. Pennsylvania is an established yet growing state with a diversified economy. It is the headquarters for 60 major corporations and the home for more than 272,764 businesses. Pennsylvania historically has been identified as a heavy industry state although that reputation has changed recently as the industrial composition of the Commonwealth diversified when the coal, steel and railroad industries began to decline. The major new sources of growth in Pennsylvania are in the service sector, including trade, medical and the health services, education and financial institutions. Pennsylvania's agricultural industries are also an important component of the Commonwealth's economic structure, accounting for more than $3.73 billion in crop and livestock products annually, while agribusiness and food related industries support $37 billion in economic activity annually.

            Non-agricultural employment in the Commonwealth declined by 5.1 percent during the recessionary period from 1980 to 1983. In 1984, the declining trend was reversed as employment grew by 2.9 percent over 1983 levels. From 1984 to 1990, non-agricultural employment continued to grow each year, increasing an additional 14.3 percent during such period. For the last three years, employment in the Commonwealth increased 2.0 percent. The growth in employment experienced in Pennsylvania is comparable to the growth in employment in the Middle Atlantic region which has occurred during this period. As a percentage of total non-agricultural employment within the Commonwealth, non-manufacturing employment has increased steadily since 1980 to its 1994 level of 81.8 percent of total employment. Consequently, manufacturing employment constitutes a diminished share of total employment within the Commonwealth. Manufacturing, contributing 18.2 percent of 1994 non-agricultural employment, has fallen behind both the services sector and the trade sector as the largest single source of employment within the Commonwealth. In 1994, the services sector accounted for 30.1 percent of all non-agricultural employment while the trade sector accounted for 22.5 percent.

            From 1983 to 1989, Pennsylvania's annual average unemployment rate dropped from 11.8 percent to 4.5 percent, falling below the national rate in 1986 for the first time in over a decade. Slower economic growth caused the unemployment rate in the Commonwealth to rise to 6.9 percent in 1991 and 7.5 percent in 1992. The resumption of faster economic growth resulted in a decrease in the Commonwealth's unemployment rate to 7.1 percent in 1993. As of August 1995, the seasonally adjusted unemployment rate for the Commonwealth was 5.5 percent compared to 5.6 percent for the United States as a whole.

            The Commonwealth operates under an annual budget which is formulated and submitted for legislative approval by the Governor each February. The Pennsylvania Constitution requires that the Governor's budget

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proposal consist of three parts: (i) a balanced operating budget setting forth proposed expenditures and estimated revenues from all sources and, if estimated revenues and available surplus are less than proposed expenditures, recommending specific additional sources of revenue sufficient to pay the deficiency; (ii) a capital budget setting forth proposed expenditures to be financed from the proceeds of obligations of the Commonwealth or its agencies or from operating funds; and (iii) a financial plan for not less than the succeeding five fiscal years, which includes for each year projected operating expenditures and estimated revenues and projected expenditures for capital projects. The General Assembly may add, change or delete any items in the budget prepared by the Governor, but the Governor retains veto power over the individual appropriations passed by the legislature. The Commonwealth's fiscal year begins on July 1 and ends on June 30.

            The Constitution and the laws of the Commonwealth require all payments from the treasury, with the exception of refunds of taxes, licenses, fees and other charges, to be made only by duly enacted appropriations. Amounts appropriated from a fund may not exceed its actual and estimated revenues for the fiscal year plus any surplus available. Appropriations from the principal operating funds of the Commonwealth (the General Fund, the Motor License Fund and the State Lottery Fund) are generally made for one fiscal year and are returned to the unappropriated surplus of the fund (a lapse) if not spent or encumbered by the end of the fiscal year.

            Pennsylvania uses the "fund" method of accounting for receipts and disbursements. For purposes of government accounting, a "fund" is an independent fiscal and accounting entity with a self-balancing set of accounts, recording cash and/or other resources together with all related liabilities and equities which are segregated for the purpose of carrying on specific activities or attaining certain objectives in accordance with the fund's special regulations, restrictions or limitations. In the Commonwealth, funds are established by legislative enactment or in certain cases by administrative action. Over 150 funds have been established for the purpose of recording the receipts and disbursements of monies received by the Commonwealth. Annual budgets are adopted each fiscal year for the principal operating funds of the Commonwealth and several other special revenue funds. Expenditures and encumbrances against these funds may only be made pursuant to appropriation measures enacted by the General Assembly and approved by the Governor. The General Fund, the Commonwealth's largest fund, receives all tax revenues, non-tax revenues and federal grants and entitlements that are not specified by law to be deposited elsewhere. The majority of the Commonwealth's operating and administrative expenses are payable from the General Fund. Debt service on all bond indebtedness of the Commonwealth, except that issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund.

            Financial information for the principal operating funds of the Commonwealth is maintained on a budgetary basis of accounting. Since 1984, the Commonwealth has also prepared annual financial statements in accordance with generally accepted accounting principles ("GAAP"). Financial statements prepared in accordance with GAAP have been audited jointly by the Auditor General of the Commonwealth and an independent public accounting firm each year since 1984. Budgetary basis financial reports are based on a modified cash basis of accounting as opposed to a modified accrual basis of accounting prescribed by GAAP. The budgetary basis financial information maintained by the Commonwealth to monitor and enforce budgetary control is adjusted at fiscal year-end to reflect appropriate accruals for financial reporting in conformity with GAAP.

            Financial Results for Recent Fiscal Years (GAAP Basis). The five year period from fiscal 1990 through fiscal 1994 was marked by public health and welfare costs growing at a rate double the growth for all the state

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expenditures. Rising caseloads, increased utilization of services and rising prices joined to produce the rapid rise of public health and welfare costs at a time when a national recession caused tax revenues to stagnate and even decline. During the period from fiscal 1990 through fiscal 1994, public health and welfare costs rose by an average annual rate of 9.4 percent while tax revenues were growing at an average annual rate of 5.8 percent. Consequently, spending on other budget programs was restrained to a growth rate of 4.7 percent and sources of revenues other than taxes became larger components of fund revenues. Among those sources are transfers from other funds and hospital and nursing home pooling of contributions to use as federal matching funds.

            Tax revenues declined in fiscal 1991 as a result of the recession in the economy. A $2.7 billion tax increase enacted for fiscal 1992 brought financial stability to the General Fund. That tax increase included several taxes with retroactive effective dates which generated some one-time revenues during fiscal 1992. The absence of those revenues and a reduction in the personal income tax rate in fiscal 1993 contributed to the decline in tax revenues shown for fiscal 1993. Fiscal 1994 tax revenues increased by 4.1 percent, but a decline in other revenues caused by the end of medical assistance pooled financing in fiscal 1993 held total revenues to a 1.8 percent gain. Expenditures for fiscal 1994 rose by 4.3 percent.

            Fiscal 1993 Financial Results -- GAAP Basis. The fund balance of the General Fund increased by $611.4 million during the fiscal year, led by an increase in the unreserved balance of $576.8 million over the prior fiscal year balance. At June 30, 1993, the fund balance totaled $698.9 and the unreserved/undesignated balance totaled $64.4 million. A continuing recovery of the Commonwealth's financial condition from the effects of the national economic recession of 1990 and 1991 is demonstrated by this increase in the balance and a return to a positive unreserved/undesignated balance. The previous positive unreserved/undesignated balance was recorded in fiscal 1987. For the second consecutive fiscal year the increase in the unreserved/undesignated balance exceeded the increase recorded in the budgetary basis unappropriated surplus during the fiscal year.

            Budgetary Basis. The 1993 fiscal year closed with revenues higher than anticipated and expenditures about as projected, resulting in an ending unappropriated balance surplus (prior to the ten percent transfer to the Tax Stabilization Reserve Fund) of $242.3 million, slightly higher than estimated. Cash revenues were $41.5 million above the budget estimate and totaled $14.633 billion representing less than a one percent increase over revenues for the 1992 fiscal year. A reduction in the personal income tax rate in July 1992 and revenues from retroactive corporate tax increases received in fiscal 1992 were responsible, in part, for the low revenue growth in fiscal 1993.

            Appropriations less lapses totaled an estimated $13.870 billion representing a 1.1 percent increase over those during fiscal 1992. The low growth in spending is a consequence of a low rate of revenue growth, significant one-time expenses during fiscal 1992, increased tax refund reserves to cushion against adverse decisions on pending litigations, and the receipt of federal funds for expenditures previously paid out of Commonwealth funds.

            By state statute, ten percent of the budgetary basis unappropriated surplus at the end of a fiscal year is to be transferred to the Tax Stabilization Reserve Fund. The transfer for the fiscal 1993 balance is $24.2 million. The remaining unappropriated surplus of $218.0 million was carried forward into the 1994 fiscal year.

            Fiscal 1994 Financial Results (Budgetary Basis). Commonwealth revenues during the fiscal year totaled $15,210.7 million, $38.6 million above

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the fiscal year estimate, and 3.9 percent over Commonwealth revenues during the previous fiscal year. The sales tax was an important contributor to the higher than estimated revenues. Collections from the sales tax were $5.124 billion, a 6.1 percent increase from the prior fiscal year and $81.3 million above estimate. The strength of collections from the sales tax offset the lower than budgeted performance of the personal income tax which ended the fiscal year $74.4 million below estimate. The shortfall in the personal income tax was largely due to shortfalls in income not subject to withholding such as interest, dividends and other income. Tax refunds in fiscal 1994 were reduced substantially below the $530 million amount provided in fiscal 1993. The higher fiscal 1993 amount and the reduced fiscal 1994 amount occurred because reserves of approximately $160 million were added to fiscal 1993 tax refunds to cover potential payments if the Commonwealth lost litigation known as Philadelphia Suburban Corp. v. Commonwealth. Those reserves were carried into fiscal 1994 until the litigation was decided in the Commonwealth's favor in December 1993 and $147.3 million of reserves for tax refunds were released.

            Expenditures, excluding pooled financing expenditures and net of all fiscal 1994 appropriation lapses, totaled $14,934.4 million representing a
7.2 percent increase over fiscal 1993 expenditures. Medical assistance and corrections spending contributed to the rate of spending growth for the fiscal year.

            The Commonwealth maintained an operating balance on a budgetary basis for fiscal 1994 producing a fiscal year ending unappropriated surplus of $335.8 million. By state statute, ten percent ($33.6 million) of that surplus was transferred to the Tax Stabilization Reserve Fund and the remaining balance was carried over into the 1995 fiscal year. The balance in the Tax Stabilization Reserve Fund as of June 30, 1995 was $66.3 million.

            Fiscal 1995 Fiscal Results (Budgetary Basis): Commonwealth revenues for the fiscal year were above estimate and exceeded fiscal year expenditures and encumbrances. Fiscal 1995 was the fourth consecutive fiscal year the Commonwealth reported an increase in the fiscal year-end unappropriated balance. Prior to reserves for transfer to the Tax Stabilization Reserve Fund, the fiscal 1995 closing unappropriated surplus was $540.0 million, an increase of $204.2 million over the fiscal 1994 closing unappropriated surplus prior to transfers.

            Commonwealth revenues were $459.4 million, 2.9 percent, above the estimate of revenues used at the time the budget was enacted. Corporation taxes contributed $329.4 million of the additional receipts largely due to higher receipts from the corporate net income tax. Fiscal 1995 revenues from the corporate net income tax were 22.6 percent over collections in fiscal 1994 and include the effects of the reduction of the tax rate from 12.25 percent to
11.99 percent that became effective with tax years beginning on and after January 1, 1994. The sales and use tax and miscellaneous revenues also showed strong year-over-year growth that produced above-estimate revenue collections. Sales and use tax revenues were $5.526.9 million, $128.8 million above the enacted budget estimate and 7.9 percent over fiscal 1994 collections. Tax receipts from both motor vehicle and non-motor vehicle sales contributed to the higher collections. Miscellaneous revenue collections for fiscal 1995 were $183.5 million, $44.9 million above estimate and were largely due to additional investment earnings, escheat revenues and other miscellaneous revenues. Personal income tax receipts for fiscal 1995 were slightly above the budgeted estimate. Receipts totaled $5,083.2 million, $5.1 million above the estimate and 4.3 percent over collections for fiscal 1994. The higher than estimated revenues from tax sources were due to faster economic growth in the national and state economy than had been projected when the budget was adopted. The higher rate of economic growth for the nation and the state gave rise to increases in employment, income and sales higher than expected which translated into above-estimate tax revenues.

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            Tax revenue refunds were also higher than estimated in the budget. The reserve for tax refunds was increased during the fiscal year from $410 million to $460 million, a 110 percent increase over refunds budgeted in fiscal 1994 which were usually low due to a carryover of $160 million of reserves for tax refunds from fiscal 1993. An acceleration of the tax refund process for corporation taxes, litigation settlements, and an increase in the personal income tax poverty exemption contributed to tax refunds being higher than initially budgeted.

            Expenditures from commonwealth revenues (excluding pooled financing expenditures), including $65.5 million of supplemental appropriations enacted at the close of the 1995 fiscal year, totaled $15,674.7 million, representing an increase of 5 percent over spending during fiscal 1994.

            Funds held in reserve at the end of fiscal 1995 for transfer to the Tax Stabilization Reserve Fund totaled $111.0 million. Of this total, $54.0 million represents the 10 percent transfer of the fiscal year-end balance prescribed in state law. The remaining $57.0 million represents an additional 5 percent of the year-end balance and an additional $30 million proposed by the Governor to be transferred to the Tax Stabilization Reserve Fund. These additional reserves for transfer are authorized in legislation pending in the General Assembly. Upon approval by the General Assembly of the additional transfers and the completion of the required and proposed transfers, the Tax Stabilization Reserve Fund is anticipated to have an available balance of $177.3 million representing approximately 1.1 percent of general fund annual commonwealth revenues.

            Fiscal 1996 Budget: The enacted fiscal 1996 budget provides for expenditures from commonwealth revenues of $16,161.7 million, a 2.7 percent increase over total appropriations from commonwealth revenues in fiscal 1995. The appropriations increase for fiscal 1996 is one of the lowest rates in recent years. The fiscal 1996 budget is based on anticipated commonwealth revenues, net of enacted tax changes but prior to tax refunds, of $16,268.7 million, an increase over actual fiscal 1995 commonwealth revenues of 0.3 percent. Excluding the estimated effects of the tax changes enacted in 1994 and 1995, commonwealth revenues for fiscal 1996 are estimated to increase by approximately 2.9 percent. The fiscal 1995 revenue estimate is based on a forecast of the national economy for gross domestic product growth to slow from 4.1 percent in 1994 to an average annual rate for 1995 of 2.4 percent and then to 1.3 percent in 1996. The lower rate of growth is a consequence of anticipated smaller rates of increases for consumer spending, business fixed investment and exports. The anticipated decline in the rate of economic growth is also expected to lead to an increase in the national unemployment rate to a rate above 6 percent by the end of 1995 and above a rate of 6.5 percent by the end of fiscal 1996.

            Tax changes enacted with the fiscal 1996 budget totaled $282.9 million, representing an approximate 1.7 percent of base revenues. The largest dollar value changes were in the corporate net income tax where the scheduled 1997 reduction of the tax rate to 9.99 percent was accelerated to the 1995 tax year; a double-weighting was provided for the sales factor of the corporate net income apportionment calculation; and the maximum annual allowance for the net operating loss deduction was increased from $500 thousand to $1 million. The fiscal 1996 cost of these corporate income tax changes is estimated to be $210.8 million representing approximately 75 percent of the fiscal year's tax reduction. Other major components of the tax reduction include a $12.1 million decrease for the capital stock and franchise tax from an increase in the basic exemption; $24.7 million from the repeal of the tax on annuities; and $27.9 million from an acceleration of the scheduled phase-out of the inheritance tax on transfers of certain property to a surviving spouse. A 90-day amnesty program was also authorized in the tax

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bill. The amnesty program will be available to taxpayers from October 1995 through January 1996. Tax and interest revenues received from the tax amnesty program after payment of administration costs are to be credited to the appropriate fund. Receipts credited to the General Funds in excess of $67 million, plus any shortfall in delinquent tax collection below those in fiscal 1995, will be deposited into a restricted account in the General Fund for later distribution.

            Increases in authorized spending for fiscal 1996 emphasize education. Appropriations for the basic subsidy for public schools were increased $143 million, representing a 4.4 percent increase. This increase reversed a four-year trend of a declining budget share for education. A limited program to permit certain residents to choose the school district or private school to provide their children's education was funded in the budget, but enabling legislation for the program has yet to be enacted. The budget also contemplates several changes to certain public welfare programs. Changes made by the General Assembly include the termination of the category of transitionally needy for cash assistance after June 30, 1995. Newly qualifying members of this category no longer are eligible for cash payments for up to two months every two years, but will continue to be eligible for food stamps and medical assistance benefits. The legislation also eliminated cash assistance payments for certain other limited recipients. Estimated savings are approximately $27 million based on a caseload of approximately 90,000 persons per year. The enacted budget also included most of the Governor's proposed consolidation and elimination of several organizations and or appropriations. The consolidated programs were absorbed within existing organizations. Savings of $5.2 million are anticipated to result from these consolidations and eliminations.

            Tax Structure. The Commonwealth, through its principal operating funds -- the General Fund, the Motor License Fund and the State Lottery Fund -- receives over 57 percent of its revenues from taxes levied by the Commonwealth. Interest earnings, licenses and fees, lottery ticket sales, liquor store profits, miscellaneous revenues, augmentations and federal government grants supply the balance of receipts to these funds.

            Tax and fee proceeds relating to motor fuels and vehicles are constitutionally dedicated for highway purposes and are deposited into the Motor License Fund. Lottery ticket sale revenues are deposited into the State Lottery Fund and are reserved by statute for programs to benefit senior citizens. Revenues, other than those specified to be deposited in a particular fund, are deposited into the General Fund.

            The major tax sources for the General Fund of the Commonwealth are the sales tax enacted in 1953, the personal income tax enacted in 1971, and the corporate net income tax which in its present form dates back to 1935.
The last restructuring of the Commonwealth's tax system occurred with the enactment of the Tax Reform Code of 1971 that codified many of the taxes levied by the Commonwealth.

            The major tax sources for the Motor License Fund are the liquid fuels taxes and the oil company franchise tax. The Motor License Fund also receives revenues from fees levied on heavy trucks and from taxes on fuels used for aviation purposes. Use of these revenues is restricted to the repair and construction of highway bridges and aviation programs respectively.

            The Tax Stabilization Reserve Fund was established in 1986 to provide a source of funds that can be used to alleviate emergencies threatening the health, safety or welfare of the Commonwealth's citizens or to offset unanticipated revenue shortfalls due to economic downturns. Income to the fund is provided by specific appropriation from available balances by the General Assembly, from investment income and, after fiscal 1991, by the

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transfer to the Tax Stabilization Reserve Fund of 10 percent of the budgetary basis operating surplus in the General Fund at the close of any fiscal year. In addition, the proceeds received from the disposition of assets of the Commonwealth are also to be deposited into the Tax Stabilization Reserve Fund. The Commonwealth has not prepared estimates of such sales.

            Assets of the Tax Stabilization Reserve Fund may be used only upon the recommendation by the Governor and approval by the vote of two-thirds of the members of each house of the General Assembly. In February 1991, in response to a projected fiscal 1991 General Fund budgetary deficit caused by lower revenues and higher expenditures than budgeted, the Governor recommended, and the General Assembly authorized, the available balance of $133.8 million in the Tax Stabilization Reserve Fund be used to pay medical assistance and special education costs not covered by budgeted funds. On
June 30, 1995, the balance in the Tax Stabilization Reserve Fund was $66.3 million.
            Debt Limits and Outstanding Debt. The Pennsylvania Constitution permits the Commonwealth to issue the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster, (ii) electorate approved debt, (iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years, and (iv) tax anticipation notes payable in the fiscal year of issuance. All debt except tax anticipation notes must be amortized in substantial and regular amounts.

            Outstanding general obligation debt totalled $5,045.4 million on June 30, 1995, a decrease of $30.4 million from June 30, 1994. Over the 10-year period ending June 30, 1995, total outstanding general obligation debt increased at an annual rate of 1.1 percent. Within the most recent 5-year period, outstanding general obligation debt has grown at an annual rate of 1.7 percent.

            General obligation debt for non-highway purposes of $4,068.7 million was outstanding on June 30, 1995. Outstanding debt for these purposes increased $63.1 million since June 30, 1994, in large part due to the recent emphasis the Commonwealth has placed on infrastructure investment as a means to spur economic growth and to provide a higher quality of life for Commonwealth residents. For the period ending June 30, 1995, the 10-year and 5-year average annual compounded growth rate for total outstanding debt for non-highway purposes has been 3.8 percent and 6.2 percent, respectively. In its current debt financing plan, Commonwealth infrastructure investment projects include improvement and rehabilitation of existing capital facilities, such as water supply systems and construction of new facilities, such as roads, prisons and public buildings.

            Outstanding general obligation debt for highway purposes was $976.7 million on June 30, 1995, a decrease of $93.5 million from June 30, 1994. Highway outstanding debt has declined over the most recent 10-year and 5-year periods ending June 30, 1995 by the annual average rates of 5.5 percent and 9.6 percent, respectively.

            During the period from 1980 through 1986, all of the Commonwealth's highway investment was funded from current year revenues. Beginning in 1987, a limited return to the issuance of long-term bonds was required to finance immediately needed repairs to highway bridges. The highway bridge bonding program is funded from the Highway Bridge Improvement Restricted Account within the Motor License Fund. Revenues in this restricted account are derived from six cent per gallon surtax on motor fuel used on Commonwealth highways by motor carriers and increased registration fees for trucks and truck tractors weighing above 26,000 pounds. The two funding sources for the Highway Bridge Improvement Restricted Account were enacted on

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July 13, 1987 to replace revenues from an axle tax on heavy trucks which was declared unconstitutional by the United States Supreme Court.

            The Commonwealth has also issued obligations for its advance construction interstate program (the "ACI Program") to fund the completion of the interstate highway network in anticipation of the receipt of reimburse-ments for the federally financed portion of these projects. As of June 30, 1995, all ACI debt had been retired.

            The Commonwealth may incur debt to fund capital projects for community colleges, highways, public improvements, transportation assistance, flood control, redevelopment assistance, site development and the Pennsylvania Industrial Development Authority. Before a project may be funded, it must be itemized in a capital budget bill adopted by the General Assembly. An annual capital budget bill states the maximum amount of debt for capital projects that may be incurred during the current fiscal year for projects authorized in the current or previous years' capital budget bills. Capital projects debt is subject to a constitutional limit on debt. As of June 30, 1995, $3,936.1 million of capital projects debt was outstanding.

            The issuance of electorate approved debt is subject to the enactment of legislation which places on the ballot the question of whether debt shall be incurred. Such legislation must state the purposes for which the debt is to be authorized and, as a matter of practice, includes a maximum amount of funds to be borrowed. Upon electorate approval and enactment of legislation implementing the proposed debt-funded program, bonds may be issued. As of June 30, 1995, the Commonwealth had $62.4 million of electorate approved debt outstanding.

            Debt issued to rehabilitate areas affected by disasters is authorized by specific legislation. The Commonwealth had $45.1 million of disaster relief debt outstanding as of June 30, 1995.

            Due to the timing of major tax payment dates, the Commonwealth's cash receipts are generally concentrated in the last four months of the fiscal year, from March through June. Disbursements are distributed more evenly throughout the fiscal year. As a result, operating cash shortages can occur during certain months of the fiscal year. The Commonwealth is in the process of offering a total of $500.0 million of tax anticipation notes for the account of the General Fund in fiscal 1996. All such notes will mature on June 28, 1996 and will be paid from fiscal 1996 General Fund receipts.

            Pending the issuance of bonds, the Commonwealth may issue bond anticipation notes subject to the applicable statutory and constitutional limitations generally imposed on bonds. The term of such borrowings may not exceed three years. Currently, there are no bond anticipation notes outstanding.

            Certain state-created agencies have statutory authority to incur debt for which state appropriations to pay debt service thereon is not required. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed and is not an obligation of the Commonwealth. Some of these agencies, however, are indirectly dependent on Commonwealth appropriations. These entities include: Delaware River Joint Toll Bridge Commission, Delaware River Port Authority, Pennsylvania Energy Development Authority, Pennsylvania Higher Education Assistance Agency, Pennsylvania Higher Educational Facilities Authority, Pennsylvania Industrial Development Authority, Pennsylvania Infrastructure Investment Authority, Pennsylvania State Public School Building Authority, Pennsylvania Turnpike Commission, the Philadelphia Regional Port Authority and the Pennsylvania Economic Development Financing Authority. As of December 31, 1993, the aggregate outstanding indebtedness of these entities was $5,767.7 million.

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            The Pennsylvania Housing Finance Agency ("PHFA"), as of June 30, 1995, had $2,130.0 million of revenue bonds and $24.0 million of notes outstanding. The statute creating PHFA provides that if there is a potential deficiency in the capital reserve fund or if funds are necessary to avoid default on interest, principal or sinking fund payments on bonds or notes of PHFA, the Governor, upon notification from the PHFA, shall place in the budget of the Commonwealth for the next succeeding year an amount sufficient to make up any such deficiency or to avoid any such default. The budget as finally adopted by the General Assembly may or may not include the amount so placed therein by the Governor. PHFA is not permitted to borrow additional funds so long as any deficiency exists in the capital reserve fund.

            The Hospitals and Higher Education Facilities Authority of Philadelphia, as of June 30, 1995, had $21.1 million of bonds outstanding which benefit from a moral obligation of the Commonwealth's Department of Public Welfare to request a budget appropriation to make up any deficiency in the debt service reserve fund for said bonds. The budget as finally adopted may or may not include the amount requested.

            The Commonwealth, through several of its departments and agencies, has entered into various agreements to lease, as lessee, certain real property and equipment and to make lease rental payments. Some of those lease payments are pledged as security for various outstanding debt obligations issued by certain public authorities or other entities within the state. All lease payments due from Commonwealth departments and agencies are subject to and dependent upon an annual spending authorization approved through the Commonwealth's annual budget process. The Commonwealth is not required by law to appropriate or otherwise provide moneys from which the lease payments are to be paid. The obligations to be paid from such lease payments are not bonded debt of the Commonwealth.

            The Commonwealth maintains contributory benefit pension plans covering all state employees, public school employees and employees of certain other state-related organizations. Unfunded actuarial accrued liabilities for the Public School Employees' Retirement Fund as of June 30, 1993 were $3,303 million, and for the State Employees' Retirement Fund were negative $847 million as of December 31, 1993.

            Municipal Finance

            Local Finance.  The Local Government Unit Debt Act (Act 52 of
1978) (the "Debt Act") establishes debt limits for local government units. Local government units include municipalities (except a first class city or county), school districts and intermediate units. The Act establishes three classes of debt for a local government unit: (i) electoral debt (debt incurred with the approval of the electors of the municipality for which there is no limitation on the amount that may be incurred); (ii) nonelectoral debt (debt of a local government unit not being electoral or lease rental debt); (iii) lease rental debt (the principal amount of debt of an authority organized by a municipality or debt of another local government unit, which debt is to be repaid by the local government unit through a lease, subsidy contract, guarantee or other form of agreement evidencing acquisition of a capital asset, payable or which may be payable out of tax revenues and other general revenues. Each local government unit is subject to a limitation as to the amount of class "ii" and class "iii" debt which may be issued which is based upon such local government unit's Borrowing Base.

            Borrowing Base is defined in the Debt Act as the annual arithmetic average of the total revenues for the three full fiscal years ended next preceding the date of the incurring of nonelectoral debt or lease rental debt. Total revenues for the purposes of the Debt Act excludes, inter alia, certain

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state and federal subsidies and reimbursements, certain pledged revenues, interest on pledged funds and nonrecurring items.

            The debt limitations applicable to the various local government units are set forth below:

                          Nonelectoral                Nonelectoral plus
                                                      Lease Rental
First Class
School District           100% of Borrowing Base      200% of Borrowing Base

County                    300% of Borrowing Base      400% of Borrowing Base

Other                     250% of Borrowing Base      350% of Borrowing Base

            A county may utilize an additional debt limit of 100% of its Borrowing Base for additional nonelectoral or additional lease rental debt, or both, if such county has assumed countywide responsibility for hospitals and other public health services, air and water pollution control, flood control, environmental protection, water distribution and supply systems, sewage and refuse collection and disposal systems, education at any level, highways, public transportation, or port operations, but such additional debt limit may be so utilized only to provide funds for and towards the costs of capital facilities for any or any combination of the foregoing purposes.

            City of Philadelphia. The City of Philadelphia ("Philadelphia") is the largest city in the Commonwealth, with an estimated population of 1,585,577 according to the 1990 Census. Philadelphia functions both as a city of the first class and a county for the purpose of administering various governmental programs.

            Legislation providing for the establishment of the Pennsylvania Intergovernmental Cooperation Authority ("PICA") to assist first class cities in remedying fiscal emergencies was enacted by the General Assembly and approved by the Governor in June 1991. PICA is designed to provide assistance through the issuance of funding debt to liquidate budget deficits and to make factual findings and recommendations to the assisted city concerning its budgetary and fiscal affairs. Philadelphia is operating under a five year fiscal plan approved by PICA on April 17, 1995, with the latest update approved July 18, 1995.

            PICA has issued $1,418,680,000 of its Special Tax Revenue Bonds in the following series: Series of 1992 in the amount of $474,555,000; Series of 1993 in the amount of $643,430,000; and Series of 1993A in the amount of $178,675,000 (issued to advance refund a portion of the Series of 1992); and Series of 1994 in the amount of $122,020,000. This financial assistance has included the refunding of certain city general obligation bonds, the funding of capital projects and the liquidation of the Cumulative General Fund balance deficit as of June 30, 1992 of $224.9 million. The audited General Fund balance as of June 30, 1995 showed a surplus of approximately $15.4 million. The unaudited preliminary General Fund balance as of June 30, 1995 estimates a surplus of approximately $59.6 million. Pursuant to restrictions in the Act establishing PICA, the Authority shall not issue bonds for the purpose of financing a capital project or deficit on a date later than December 31, 1994, or financing a cash flow deficit on a date later than December 31, 1996. PICA's ability to refund existing outstanding debt is unrestricted.

            Litigation. According to the Preliminary Official Statement dated October 4, 1995 describing Tax Anticipation Notes, First Series of 1995-1996 of the Commonwealth of Pennsylvania, the Office of Attorney General and the Office of General Counsel have reviewed the status of pending litigation against the Commonwealth, its officers and employees, and have identified the

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following cases as ones where an adverse decision could materially affect the Commonwealth's governmental operations. Listed below are all litigation items so identified that may have a material effect on government operations of the Commonwealth and consequently, the Commonwealth's ability to pay debt service on its obligations.

            Under Act No. 1978-152 approved September 28, 1978, as amended, the General Assembly approved a limited waiver of sovereign immunity. Damages for any loss are limited to $250,000 for each person and $1,000,000 for each accident. The Supreme Court of Pennsylvania has held that this limitation is constitutional. Approximately 3,500 suits against the Commonwealth remain open. Tort claim payments for the departments and agencies, other than the Department of Transportation, are paid from departmental and agency operating and program appropriations. Tort claim payments for the Department of Transportation are paid from an appropriation from the Motor License Fund.
The Motor License Fund tort claim appropriation for fiscal 1996 is $27.0 million.

Baby Neal v. Commonwealth

            In April of 1990, the American Civil Liberties Union ("ACLU") and various named plaintiffs filed a lawsuit against the Commonwealth in federal court seeking an order requiring the Commonwealth to provide additional funding for child welfare services. No figures for the amount of funding sought are available. A similar lawsuit filed in the Commonwealth Court, captioned as The City of Philadelphia, Hon. Wilson Goode v. Commonwealth of Pennsylvania, Hon. Robert P. Casey et al., was resolved through a court approved settlement providing, inter alia, for more Commonwealth funding for these services for fiscal year 1991 as well as a commitment to pay to counties $30.0 million over five years. The Commonwealth then sought dismissal of the federal action based on, among other things, the settlement of the Commonwealth Court case.

            In January of 1992, the U.S. District Court, per Judge Kelly, denied the ACLU's motion for class certification and held that the "next friends" seeking to represent the interests of the 16 minor plaintiffs in the case were inadequate representatives. The Commonwealth filed a motion for summary judgment on most of the counts in the ACLU's complaint on the basis of, among other things, Suter v. Artist M.. After the motion for summary judgment was filed, the ACLU filed a renewed motion to certify sub-classes.

            In December of 1994, the Third Circuit reversed Judge Kelly's ruling, finding that he erred in refusing to certify the class. Consistent with the Third Circuit's ruling, the District Court recently certified the class, and the parties have resumed discovery.

County of Allegheny v. Commonwealth of Pennsylvania

            On December 7, 1987, the Supreme Court of Pennsylvania held in County of Allegheny v. Commonwealth of Pennsylvania, that the statutory scheme for county funding of the judicial system is in conflict with the Pennsylvania Constitution. However, the Supreme Court of Pennsylvania stayed its judgment to afford the General Assembly an opportunity to enact appropriate funding legislation consistent with its opinion and ordered that the prior system of county funding shall remain in place until this is done. Allegheny County, on February 12, 1991, filed a motion in the Supreme Court of Pennsylvania to lift the stay and enforce the judgment. The Supreme Court subsequently denied the motion.

            On March 3, 1989, the City of Philadelphia, Allegheny County, and the state County Commissioner's Association filed suit in the Supreme Court of Pennsylvania to require the General Assembly to appropriate the funds required

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by the Supreme Court of Pennsylvania. That suit was summarily dismissed on March 31, 1989. On February 14, 1991, the Pennsylvania State Association of County Commissioners and the Counties of Blair, Bucks, Erie, Huntington and Perry filed in the Commonwealth Court of Pennsylvania an action for declaratory judgment requesting an order that the Commonwealth be required to provide funds for the operation of the courts of common pleas in accordance with the County of Allegheny decision. These parties also requested the Supreme Court of Pennsylvania to assume plenary jurisdiction over their case. The Supreme Court of Pennsylvania refused to do so, and these parties have withdrawn the Commonwealth Court action.

            On October 5, 1992, the Pennsylvania State Association of County Commissioners, along with Allegheny, Beaver, Clarion, Forest, Tioga and Washington counties, filed in the Supreme Court of Pennsylvania a motion to enforce judgment seeking an order that would direct the Commonwealth to restore funding for local courts and district justices to levels existing in 1987. By order dated May 26, 1993, the motion to enforce judgment was denied.

            On December 7, 1992, the State Association of County Commissioners filed a new action in mandamus seeking to compel the Commonwealth to comply with the decision in County of Allegheny. The Commonwealth has filed a response in opposition to the new action. The counties have requested a continuance until April 30, 1995. The Court has not acted on the new action.

            The General Assembly has yet to consider legislation implementing the Supreme Court of Pennsylvania's judgment.

Fidelity Bank v. Commonwealth of Pennsylvania

            On November 30, 1989, Fidelity Bank, N.A. ("Fidelity") filed a declaratory judgment action in the Commonwealth Court of Pennsylvania in which Fidelity raised various challenges to the constitutional validity of the Amended Bank Shares Act (Act No. 1989-21) and related legislation. After the Commonwealth Court ruled in favor of the Commonwealth, finding no constitutional deficiencies, Fidelity, the Commonwealth, and certain intervenor banks filed Notices of Appeal to the Pennsylvania Supreme Court on August 5, 1994.

            Pursuant to a Settlement Agreement dated as of April 21, 1995, the Commonwealth agreed to enter a credit in favor of Fidelity in the amount of $4,100,000 in settlement of the constitutional and non-constitutional issues, including interest. This credit represents a credit of approximately five percent (5%) of the potential claim of Fidelity, had the constitutional issues been resolved in favor of Fidelity.

            Pursuant to a separate Settlement Agreement dated as of April 21, 1995, the Commonwealth settled with the intervening banks, referred to as "New Banks," in connection with issues concerning the New Bank Tax Credit law which were raised in the above-referenced Pennsylvania Supreme Court appeal. As part of the settlement, the Commonwealth agreed neither to assess nor attempt to recoup any new bank tax credits which had been granted or taken by any of the intervening banks. No expenditure of Commonwealth funds is required in order to implement this aspect of the settlement with the intervening banks, since the credits have already been claimed by said banks.

            Although the described settlements have quantified the Commonwealth's exposure to Fidelity and the intervening banks, other banks have filed protective Petitions which are currently pending with the Board of Appeals or Board of Finance and Revenue. Depending upon the outcomes of these administrative appeals, one or more of these banks may seek to raise the issues which were advanced by Fidelity, although not brought to final resolution by the Pennsylvania Supreme Court.

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      Based upon the favorable decision of the Commonwealth Court on the constitutional issue(s) and the terms of the settlement with Fidelity, it is not expected that substantial liability remains under the Amended Bank Shares Act cases.

Pennsylvania Association of Rural and Small Schools (PARSS) v. Casey

            This action was filed in January, 1991 by an association of rural and small schools, several individual school districts, and a group of parents and students, against Governor Robert P. Casey and Secretary of Education Donald M. Carroll, Jr. The action challenges the constitutionality of the Commonwealth's system for funding local school districts. The action consists of two parallel cases, one in the Commonwealth Court of Pennsylvania, and one in the United States District Court for the Middle District of Pennsylvania. The federal court case has been indefinitely stayed, pending resolution of the state court case. The state court case is in the pretrial discovery stage. The trial has not yet been scheduled.

Austin v. Department of Corrections, et al.

            In November 1990, the American Civil Liberties Union ("ACLU") brought a class action lawsuit on behalf of the inmate populations in thirteen Commonwealth correctional institutions.

            The lawsuit challenged the conditions of confinement at each institution and included specified allegations of overcrowding, deficiencies in medical and mental health services, inadequate environmental conditions, disparate treatment of HIV positive prisoners and other assorted claims.

            No damages are sought. The ACLU sought injunctive relief which would modify conditions, change practices and procedures and increase the number of staff deployment. On August 1, 1994, the parties submitted a proposed settlement agreement to the Court for its review. The Court held hearings on the proposed Settlement Agreement in December 1994. The Court approved the Settlement Agreement with a January 17, 1995 Memorandum. On February 3, 1995, the Commonwealth paid $1.3 million in attorneys' fees to the plaintiffs' attorneys in accordance with the Agreement. The remaining $100,000 in attorneys' fees will be paid upon dismissal of the preliminary injunction relating to certain health issues.

            The parties are currently complying with monitoring provisions outlined in the Agreement. The monitoring phase will expire on January 6, 1998. The Attorneys' fees for the 3-year monitoring period will not exceed $60,000 in any one year.

Scott v. Snider

            In 1991, a consortium of public interest law firms filed a class action suit, Scott v. Snider, against various Commonwealth officers, alleging that the Commonwealth of Pennsylvania had failed to comply with a 1989 federal mandate to provide and pay for early and periodic screening, diagnostic, and treatment services for all Medicaid-eligible children under the age of 21. If the federal court were to grant all of the relief that plaintiffs are seeking, the Commonwealth would be obligated, among other things, (1) to substantially revise the methods by which it presently identifies children in need of treatment and (2) to expand the scope of services and treatment presently provided to such children and to increase fees paid to pediatric providers.

            In July 1994, the Court denied the plaintiffs' request to proceed as a class action and dismissed five of the eighteen plaintiff organizations

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from the case. The parties have reached a tentative settlement agreement which they have submitted to the court for approval.

Envirotest/Synterra Partners

            On November 11, 1993, the Commonwealth of Pennsylvania, Department of Transportation and Envirotest/Synterra Partners ("Envirotest"), a partnership, entered into a "Contract for Centralized Emissions Inspection Facilities." Thereafter, Envirotest acquired certain land and constructed approximately 85 automobile emissions inspection facilities throughout various regions of the Commonwealth.

            By Act of the General Assembly in October 1994 (Act No. 1994-95), the emissions testing program was suspended and the Department of Transportation was directed to consider other alternatives to the centralized testing program. Former Governor Robert P. Casey vetoed the legislation and the General Assembly overrode the veto in November 1994. As a result, the program was suspended and the Department of Transportation was prohibited from expending funds to implement the program. Revised regulations from the Environmental Protection Agency are expected in August 1995.

            On April 12, 1995, Envirotest Systems Corporation, Envirotest Partners (successor to Envirotest/Synterra Partners) and the Commonwealth of Pennsylvania entered into a Standstill Agreement pursuant to which the parties will proceed to discuss the resolution of claims which Envirotest might have against the Commonwealth arising from the suspension of the emissions testing program. Envirotest filed a Statement of Claim with the Pennsylvania Board of Claims on May 10, 1995, and filed a complaint with the Commonwealth Court on May 15, 1995, to preserve its position. In those pleadings, Envirotest asserted damages in excess of $350 million.

            The Office of General Counsel has been informed by representatives of Envirotest that it has expended approximately $200 million to date to acquire land and construct and maintain the inspection facilities. The Office of General Counsel believes it is premature at this time to estimate the nature and size of Envirotest's potential claim in this matter.


                                PUBLIC OFFERING

Offering Price

            The secondary market Public Offering Price per Unit is computed by adding to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, an amount based on the applicable sales charge times the aggregate offering price of the Bonds (see "Public Offering Price" in Part A for the applicable sales charge for the Trust). A proportionate share of accrued interest on the Bonds to the expected date of settlement for the Units is added to the Public Offering Price. Accrued interest is the accumulated and unpaid interest on a Bond from the last day on which interest was paid and is accounted for daily by the Trust at the initial daily rate set forth under "Summary of Essential Information" in Part A of this Prospectus. This daily rate is net of estimated fees and expenses. The Public Offering Price can vary on a daily basis from the amount stated in Part A in accordance with fluctuations in the prices of the Bonds and the price to be paid by each investor will be computed as of the date the Units are purchased. The aggregate bid price evaluation of the Bonds is determined in the manner set forth under "Trustee Redemption."

            The Evaluator may obtain current bid or offering prices for the Bonds from investment dealers or brokers (including the Sponsor) that

                                    -57-
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customarily deal in tax-exempt obligations or from any other reporting service or source of information which the Evaluator deems appropriate.


            The sales charge computed by the Evaluator is based upon the number of years remaining to maturity of each Bond. Bonds will be deemed to mature on their stated maturity dates unless bonds have been called for redemption, funds have been placed in escrow to redeem them on an earlier call date or are subject to a "mandatory put," in which case the maturity will be deemed to be such other date.

            The table below sets forth the various sales charges based on the length of maturity of each Bond.


                                                  As Percent of Public
Time to Maturity                                     Offering Price



less than 6 months                                          0%

6 mos. to 1 year                                            1%

over 1 yr. to 2 yrs.                                     1 1/2%

over 2 yrs. to 4 yrs.                                    2 1/2%

over 4 yrs. to 8 yrs.                                    3 1/2%

over 8 yrs. to 15 yrs.                                   4 1/2%

over 15 years                                            5 1/2%


Accrued Interest

            An amount of accrued interest which represents accumulated unpaid or uncollected interest on a Bond from the last day on which interest was paid thereon will be added to the Public Offering Price and paid by the Certificateholder at the time Units are purchased. Since the Trust normally receives the interest on Bonds twice a year and the interest on the Bonds in the Trust is accrued on a daily basis (net of estimated fees and expenses), the Trust will always have an amount of interest accrued but not actually received and distributed to Certificateholders. A Certificateholder will not recover his proportionate share of accrued interest until the Units are sold or redeemed, or the Trust is terminated. At that time, the Certificateholder will receive his proportionate share of the accrued interest computed to the settlement date in the case of a sale or termination and to the date of tender in the case of redemption.

Employee Discounts


            Employees (and their immediate families) of Reich & Tang Distributors L.P. and its affiliates, Gruntal & Co., Incorporated and of any underwriter of a Trust, pursuant to employee benefit arrangements, may purchase Units of a Trust at a price equal to the offering side evaluation of the underlying securities in a Trust during the initial offering period and at the bid side thereafter, divided by the number of Units outstanding plus a reduced charge of $10.00 per Unit. Such arrangements result in less selling effort and selling expenses than sales to employee groups of other companies. Resales or transfers of Units purchased under the employee benefit arrangements may only be made through the Sponsor's secondary market, so long as it is being maintained.



                                    -58-
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Distribution Of Units

            Certain banks and thrifts will make Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

            The Sponsor intends to qualify the Units for sale in substantially all States through the Underwriters and through dealers who are members of the National Association of Securities Dealers, Inc. Units may be sold to dealers at prices which represent a concession of up to (a) 4% of the Public Offering Price for the Insured Municipal Securities Trust Series, (b) $25.00 per Unit for the Insured Municipal Securities Trust Discount Series or (c) $33.00 per Unit, for the Insured Municipal Securities Navigator Trust, subject to the Sponsor's right to change the dealers' concession from time to time. In addition, for transactions of 1,000,000 Units or more, the Sponsor intends to negotiate the applicable sales charge and such charge will be disclosed to any such purchaser. Such Units may then be distributed to the public by the dealers at the Public Offering Price then in effect. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.
The Sponsor reserves the right to change the discounts from time to time.

Sponsor's Profits

            The Sponsor will receive a gross commission on all Units sold in the secondary market equal to the applicable sales charge on each transaction. (See "Offering Price".) In addition, in maintaining a market for the Units (see "Sponsor Repurchase") the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which they buy Units and the price at which they resell such Units.

            Participants in the Total Reinvestment Plan can designate a broker as the recipient of a dealer concession (see "Total Reinvestment Plan").

Comparison of Public Offering Price, Sponsor's
  Repurchase Price And Redemption Price

            The secondary market Public Offering Price of Units will be determined on the basis of the current bid prices of the Bonds in the Trust, plus the applicable sales charge. The value at which Units may be resold in the Secondary Market or redeemed will be determined on the basis of the current bid prices of the Bonds without any sales charge. On the Evaluation Date, the Public Offering Price and the Sponsor's initial Repurchase Price per Unit (each based on the bid side evaluation of the Bonds in the Trust) each exceeded the Redemption Price and the Sponsor's secondary market Repurchase Price per Unit (based upon the current bid side evaluation of the Bonds in the Trust) by the amounts shown under "Summary of Essential Information" in Part A of this Prospectus. For this reason, among others (including fluctuations in the market prices of such Bonds and the fact that the Public Offering Price includes the applicable sales charge), the amount realized by a Certificate-holder upon any redemption of Sponsor repurchase of Units may be less than the price paid for such Units.



                                    -59-
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            ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN


            Units of the Trust are offered to investors on a "dollar price" basis (using the computation method previously described under "Public Offering Price") as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of the Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

            Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in a Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in each Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of each Trust); and (3) reducing the average yield for the portfolio of each Trust in order to reflect estimated fees and expenses of that Trust and the maximum sales charge paid by Unitholders. The resulting Estimated Long Term Return represents a measure of the return to Unitholders earned over the estimated life of each Trust. The Estimated Long Term Return as of the day prior to the Evaluation Date is stated for the Trust under "Summary of Essential Information" in Part A.

            Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolios of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity. On the day prior to the Evaluation Date, the Estimated Net Annual Interest Income per Unit divided by the Public Offering Price resulted in the Estimated Current Return stated for the Trust under "Summary of Essential Information" in Part A.

            The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future.

            A schedule of cash flow projections is available from the Sponsor upon request.


                         RIGHTS OF CERTIFICATEHOLDERS

Certificates

            Ownership of Units of the Trust is evidenced by registered Certificates executed by the Trustee and the Sponsor. Certificates may be issued in denominations of one or more Units and will bear appropriate notations on their faces indicating which plan of distribution has been selected by the Certificateholder. Certificates are transferable by

                                    -60-
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presentation and surrender to the Trustee properly endorsed and/or accompanied by a written instrument or instruments of transfer. Although no such charge is presently made or contemplated, the Trustee may require a Certificateholder to pay $2.00 for each Certificate reissued or transferred and any governmental charge that may be imposed in connection with each such transfer or interchange. Mutilated, destroyed, stolen or lost Certificates will be replaced upon delivery of satisfactory indemnity and payment of expenses incurred.

Interest And Principal Distributions

            Interest received by the Trust is credited by the Trustee to an Interest Account and a deduction is made to reimburse the Trustee without interest for any amounts previously advanced. Proceeds representing principal received from the maturity, redemption, sale or other disposition of the Bonds are credited to a Principal Account.

            Distributions to each Certificateholder from the Interest Account are computed as of the close of business on each Record Date for the following Payment Date and consist of an amount substantially equal to one-twelfth, one-half or all of such Certificateholder's pro rata share of the Estimated Net Annual Interest Income in the Interest Account, depending upon the applicable plan of distribution. Distributions from the Principal Account (other than amounts representing failed contracts, as previously discussed) will be computed as of each semi-annual Record Date, and will be made to the Certifi-cateholders on or shortly after the next semi-annual Payment Date. Proceeds representing principal received from the disposition of any of the Bonds between a Record Date and a Payment Date which are not used for redemptions of Units will be held in the Principal Account and not distributed until the second succeeding semi-annual Payment Date. No distributions will be made to Certificateholders electing to participate in the Total Reinvestment Plan. Persons who purchase Units between a Record Date and a Payment Date will receive their first distribution on the second Payment Date after such purchase.

            Because interest payments are not received by the Trust at a constant rate throughout the year, interest distributions may be more or less than the amount credited to the Interest Account as of a given Record Date. For the purpose of minimizing fluctuations in the distributions from the Interest Account, the Trustee will advance sufficient funds, without interest, as may be necessary to provide interest distributions of approximately equal amounts. All funds in respect of the Bonds received and held by the Trustee prior to distribution to Certificateholders may be of benefit to the Trustee and do not bear interest to Certificateholders.

            As of the first day of each month, the Trustee will deduct from the Interest Account, and, to the extent funds are not sufficient therein, from the Principal Account, amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Expenses and Charges").
The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any applicable taxes or other governmental charges that may be payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Interest and Principal Accounts such amounts as may be necessary to cover purchases of Replacement Bonds and redemptions of Units by the Trustee.

            The estimated monthly, semi-annual or annual interest distribution per Unit will initially be in the amount shown under Summary of Essential Information and will change and may be reduced as Bonds mature or are redeemed, exchanged or sold, or as expenses of the Trust fluctuate. No

                                    -61-
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distribution need be made from the Principal Account until the balance therein is an amount sufficient to distribute $1.00 per Unit.

Distribution Elections

            Interest is distributed monthly, semi-annually or annually, depending upon the distribution plan applicable to the Unit purchased. Record Dates are the first day of each month for monthly distributions, the first day of each June and December for semi-annual distributions and the first day of each December for annual distributions. Payment Dates will be the fifteenth day of each month following the respective Record Dates.

            Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the election of the prior owner. Every October each Certificateholder may change his distribution election by notifying the Trustee in writing of such change between October 1 and November 1 of each year. (Certificateholders deciding to change their election should contact the Trustee by calling the number listed on the back cover hereof for information regarding the procedures that must be followed in connection with this written notification of the change of election.) Failure to notify the Trustee on or before November 1 of each year will result in a continuation of the plan for the following 12 months.

Records

            The Trustee shall furnish Certificateholders in connection with each distribution a statement of the amount of interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit. Within a reasonable time after the end of each calendar year the Trustee will furnish to each person who at any time during the calendar year was a Certificateholder of record, a statement showing (a) as to the Interest Account: interest received (including amounts representing interest received upon any disposition of Bonds and earned original issue discount, if any), amounts paid for purchases of Replacement Bonds and redemptions of Units, if any, deductions for applicable taxes and fees and expenses of the Trust, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (b) as to the Principal Account: the dates of disposition of any Bonds and the net proceeds received therefrom (including any unearned original issue discount but excluding any portion representing accrued interest), deductions for payments of applicable taxes and fees and expenses of the Trust, amounts paid for purchases of Replacement Bonds and redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (c) a list of the Bonds held and the number of Units outstanding on the last business day of such calendar year;
(d) the Redemption Price per Unit based upon the last computation thereof made such calendar year; and (e) amounts actually distributed to Certificateholders during such calendar year from the Interest and Principal Accounts, separately stated, expressed both as total dollar amounts representing the pro rata share of each Unit outstanding on the last business day of such calendar year.

            The Trustee shall keep available for inspection by Certificate-holders at all reasonable times during usual business hours, books of record and account of its transactions as Trustee, including records of the names and addresses of Certificateholders, Certificates issued or held, a current list of Bonds in the portfolio and a copy of the Trust Agreement.



                                    -62-
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                                  TAX STATUS


            All Bonds acquired by each Trust were accompanied by copies of opinions of bond counsel to the issuing governmental authorities given at the time of original delivery of the Bonds to the effect that the interest thereon is exempt from regular federal income tax. Such interest may, however, be subject to the federal corporate alternative minimum tax and to state and local taxes. Neither the Sponsor nor the Trustee nor their respective counsel have made any review of the proceedings relating to the issuance of the Bonds or the bases for such opinion and express no opinion as to these matters, and neither the Trustee nor the Sponsor nor their respective counsel has made an independent examination or verification that the federal income tax status of the Bonds has not been altered since the time of the original delivery of those opinions.




            In rendering the opinion set forth below, counsel has examined the Agreement, the final form of Prospectus dated the date hereof (the "Prospectus") and the documents referred to therein, among others, and has relied on the validity of said documents and the accuracy and completeness of the facts set forth therein.

            In the opinion of Battle Fowler LLP, counsel for the Sponsor, under existing law:

      The Trusts are not associations taxable as corporations for federal income tax purposes under the Internal Revenue Code of 1986 (the "Code"), and income received by the Trusts that consists of interest excludable from federal gross income under the Code will be excludable from the federal gross income of the Certificateholders of such Trusts.

      Each Certificateholder will be considered the owner of a pro rata portion of the Trust under Section 676(a) of the Code. Thus, each Cer-tificateholder will be considered to have received his pro rata share of Bond interest when it is received by that Trust, and the net income distributable to Certificateholders that is exempt from federal income tax when received by that Trust will constitute tax-exempt income when received by the Certificateholders.


      Gain (other than any earned original issue discount) realized on a sale or redemption of the Bonds or on a sale of a Unit is, however, includable in gross income for federal income tax purposes, generally as capital gain, although gain on the disposition of a Bond or a Unit purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. (It should be noted in this connection that such gain does not include any amounts received in respect of accrued interest.) Such gain may be long or short-term depending on the facts and circumstances. Capital losses are deductible to the extent of capital gains; in addition, up to $3,000 of capital losses of non-corporate Certificate-holders may be deducted against ordinary income. Capital assets must be held for more than one year to qualify for long-term capital gain treatment.


      Each Certificateholder will realize taxable income or loss when the Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity), as if the Certificateholder had directly disposed of his pro rata share of such Bond. The gain or loss is measured by the difference between (i) the tax cost of such pro rata share and (ii) the amount received therefor. For this purpose, a Certificateholder's per Unit tax cost for each Bond is determined by allocating the total tax cost of each Unit among all the Bonds held in the Trust (in accordance

                                    -63-
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with the portion of the Trust comprised by each Bond). In order to determine the amount of taxable gain or loss, the Certificateholder's amount received is similarly allocated at that time. The Certificate-holder may exclude from the amount received any amounts that represent accrued interest or the earned portion of any original issue discount but may not exclude amounts attributable to market discount. Thus, when a Bond is disposed of by a Trust at a gain, taxable gain will equal the difference between (i) the amount received and (ii) the amount paid plus any original issue discount (limited, in the case of Bonds issued after June 8, 1980, to the portion earned from the date of acquisition to the date of disposition). Gain on the disposition of a Bond purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. No deduction is allowed for the amortization of bond premium on tax-exempt bonds, such as the Bonds, in computing regular federal income tax.

      Discount generally accrues based on the principle of compounding of accrued interest, not on a straight-line or ratable method, with the result that the amount of earned original issue discount is less in the earlier years and more in the later years of a bond term. The tax basis of a discount bond is increased by the amount of accrued, tax-exempt original issue discount thus determined. This method of calculation will produce higher capital gains (or lower losses) to a Certificate-holder, as compared to the results produced by the straight-line method of accounting for original issue discount, upon an early disposition of a Bond by the Trust or of a Unit by a Certificateholder.

      A Certificateholder may also realize taxable gain or loss when a Unit is sold or redeemed. The amount received is allocated among all the Bonds in a particular Trust in the same manner as when that Trust disposes of Bonds and the Certificateholder may exclude accrued interest and the earned portion of any original issue discount (but not amounts attributable to market discount). The return of a Certificateholder's tax cost is otherwise a tax-free return of capital.

      A portion of social security benefits is includable in gross income for taxpayers whose "modified adjusted gross income" combined with a portion of their benefits exceeds a base amount. The base amount is $25,000 for an individual, $32,000 for a married couple filing a joint return and zero for married persons filing separate returns. Interest on tax-exempt bonds is to be added to adjusted gross income for purposes of computing the amount of Social Security benefits that are includable in gross income and determining whether an individual's income exceeds the base amount above which a portion of the benefits would be subject to tax. For taxable years beginning after December 31, 1993, the amount of Social Security benefits subject to tax has been increased.

      Corporate Certificateholders are required to include in federal corporate alternative minimum taxable income 75 percent of the amount by which the adjusted current earnings (which will include tax-exempt interest) of the corporation exceeds alternative minimum taxable income (determined without regard to this item). Further, interest on the Bonds is includable in a 0.12% additional corporate minimum tax imposed by the Superfund Amendments and Reauthorization Act of 1986 for taxable years beginning before January 1, 1996. In addition, in certain cases, Subchapter S corporations with accumulated earnings and profits from Subchapter C years will be subject to a minimum tax on excess "passive investment income" which includes tax-exempt interest.

      Under federal law, interest on Navigator Trust-held Bonds issued by authority of the Government of Puerto Rico is exempt from regular

                                    -64-
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federal income tax, and state and local income tax in the United States and Puerto Rico. The New York Navigator Insured Trust is not subject to the New York State Franchise Tax on Business Corporations or the New York City General Corporation Tax. Under the personal income tax laws of the State and City of New York, the income of the New York Navigator Insured Trust will be treated as the income of the Certificateholders. Interest on the Bonds of the New York Navigator Insured Trust that is exempt from tax under the laws of the State and City of New York when received by the Trust will retain its status as tax-exempt interest to its Certificateholders. In addition, non-residents of New York City will not be subject to the New York City personal income tax on gains derived with respect to their Units of the New York Navigator Insured Trust. Non-residents of New York State will not be subject to New York State personal income tax on such gains unless the Units are employed in a business, trade or occupation carried on in New York State. A New York State or New York City resident should determine his basis and holding periods for his Units in the same manner for New York State and New York City tax purposes as for federal tax purposes. For corporations doing business in New York State, interest earned on state and municipal obligations that are exempt from federal income tax, including obligations of New York State, its political subdivisions and instrumentalities, must be included in calculating New York State and New York City entire net income for purposes of calculating New York State and New York City franchise (income) tax.

      The exemption of interest on municipal obligations for federal income tax purposes does not necessarily result in exemption under the income tax laws of any state or local government. The laws of such states and local governments vary with respect to the taxation of such obligations. See "Rights of Certificateholders" in this Part B.

      The Insured Municipal Securities Trust is not subject to the New York State Franchise Tax on Business Corporations or the New York City General Corporation Tax. For a Certificateholder who is a New York resident, however, a pro rata portion of all or part of the income of the Trust will be treated as the income of the Certificateholder under the income tax laws of the State and City of New York. Similar treatment may apply in other states.

            The exemption of interest on municipal obligations for federal income tax purposes does not necessarily result in exemption under the income tax laws of any state or political subdivision. In general, municipal bond interest exempt from federal income tax is taxable income to residents of the State or City of New York under the tax laws of those jurisdictions unless the bonds are issued by the State of New York or one of its political subdivisions or by the Commonwealth of Puerto Rico or one of its political subdivisions. For corporations doing business in New York State, interest earned on state and municipal obligations that are exempt from federal income tax, including obligations of New York State, its political subdivisions and instrumental-ities, must be included in calculating New York State and New York City entire net income for purposes of calculating New York State and New York City franchise (income) tax. The laws of the several states and local taxing authorities vary with respect to the taxation of such obligations and each Certificateholder is advised to consult his own tax advisor as to the tax consequences of his Certificates under state and local tax laws.

      Any proceeds received pursuant to the terms of the insurance on the Bonds that represent maturing interest on defaulted obligations will be excludable from federal gross income if, and to the same extent that, such interest would have been so excludable if paid by the issuers of such defaulted obligations.


                                    -65-
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            In the opinion of Freeman, Zeller & Bryant, special counsel to the Sponsor on New Jersey tax matters, which opinion is made in reliance upon certain information and based on certain assumptions respecting the New Jersey Navigator Trust, under existing New Jersey law applicable to individuals who are New Jersey residents and New Jersey estates and trusts:

                  (1) The New Jersey Navigator Trust will be recognized as a trust and not as an association taxable as a corporation. The New Jersey Navigator Trust will not be subject to the New Jersey Corporation Business Tax or the New Jersey Corporation Income Tax.

                  (2) The income of the New Jersey Navigator Trust will be treated as income of the Certificateholders who are individuals, estates or trusts under the New Jersey Gross Income Tax Act, N.J.S.A. 54A: 1-1 et seq. (the "Act"). Interest on the Bonds that is exempt from tax under the Act when received by the New Jersey Navigator Trust will retain its status as tax-exempt interest under the Act when distributed to Certificateholders who are individuals, estates or trusts.

                  (3) Certificateholders, who are individuals, estates, or trusts will not be subject to the Act on any gain realized when the New Jersey Navigator Trust disposes of a Bond (whether by sale, exchange, redemption, or payment at maturity). Any loss realized on such disposition may not be utilized to offset gains realized by such Certificateholder on the disposition of assets the gain on which is subject to the New Jersey Gross Income Tax.

                  (4) The sale, exchange or redemption of a Unit by a Certificateholder shall be treated as a sale or exchange of a Certificateholder's pro rata interest in the assets in the New Jersey Navigator Trust at the time of the transaction and any gain will be exempt from tax under the Act to the extent that the price received by the selling Certificate-holder who is an individual, estate or trust does not exceed the Redemption Price. To the extent that the amount received by the Certificateholder exceeds the Redemption Price, any such gain will not be exempt from tax under the Act.

                  (5) All proceeds representing interest on defaulted obligations derived by Certificateholders who are individuals, estates or trusts from an insurance policy, either paid directly to the Certificateholder or through the New Jersey Navigator Trust, are exempt from tax under the Act.

                  (6) The Units of the New Jersey Navigator Trust may be taxable in the estates of New Jersey residents under the New Jersey Transfer Inheritance Tax Law or the New Jersey Estate Tax Laws.

                  (7) If a Certificateholder is a corporation subject to the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax, interest from the Bonds in the New Jersey Navigator Trust which is allocable to such corporation will be includable in its entire net income for purposes of the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax, less any interest expense

                                    -66-
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            incurred to carry such investment to the extent such interest expense has not been deducted in computing Federal taxable income. Net gains derived by such corporation on the disposition of the Bonds by the New Jersey Navigator Trust or on the disposition of its Units will be included in its entire net income for purposes of the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax. Any proceeds paid under the insurance policy issued to the Trustee of the New Jersey Navigator Trust with respect to the Bonds or under individual policies obtained by issuers of Bonds which represent maturing interest or maturing principal on defaulted obligations held by the Trustee will be included in its entire net income for purposes of the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax if, and to the same extent as, such interest or proceeds would have been so included if paid by the issuer of the defaulted obligations.

            In the opinion of Saul, Ewing, Remick & Saul, special counsel to the Sponsor on Pennsylvania tax matters, under existing law:

            (1) Units evidencing fractional undivided interests in the Trust, to the extent represented by obligations issued by the Commonwealth of Pennsylvania, any public authority, commission, board or other agency created by the Commonwealth of Pennsylvania, any political subdivision of the Commonwealth of Pennsylvania or any public authority created by any such political subdivision, or by the Government of Puerto Rico or its public authorities, are not taxable under any of the personal property taxes presently in effect in Pennsylvania;

            (2) Distributions of interest income to Certificateholders that would not be taxable if received directly by a Pennsylvania resident are not subject to personal income tax under the Pennsylvania Tax Reform Code of 1971; nor will such interest be taxable under Philadelphia School District Investment Income Tax imposed on Philadelphia resident individuals;

            (3) A Certificateholder which is an individual, estate or trust will have a taxable event under the Pennsylvania state and local income tax referred to in the preceding paragraph upon the redemption or sale of Units;

            (4) A Certificateholder which is a corporation will have a taxable event under the Pennsylvania Corporate Net Income Tax or, if applicable, the Mutual Thrift Institutions Tax, upon the redemption or sale of its Units. Interest income distributed to Certificateholders which are corporations is not subject to Pennsylvania Corporate Net Income Tax or Mutual Thrift Institutions Tax. However, banks, title insurance companies and trust companies may be required to take the value of Units into account in determining the taxable value of their shares subject to Shares Tax;

            (5) Under Act No. 68 of December 3, 1993, gains derived by the Trust from the sale, exchange or other disposition of Pennsylvania Bonds may be subject to Pennsylvania personal or corporate income taxes.
      Those gains which are distributed by the Trust to Certificateholders who are individuals will be subject to Pennsylvania Personal Income Tax and, for residents of Philadelphia, to Philadelphia School District Investment Income Tax. For Certificateholders which are corporations, the distributed gains will be subject to Corporate Net Income Tax or Mutual Thrift Institutions Tax.

            (6) For Pennsylvania Bonds, gains which are not distributed by the Trust will nevertheless be taxable to Certificateholders if derived by the Trust from the sale, exchange or other disposition of these Bonds issued on or after February 1, 1994. Such gains which are not distributed by the Trust will remain nontaxable to Certificateholders if derived by the Trust from the sale, exchange or other disposition of Bonds issued prior to February 1, 1994. However, for gains from the sale, exchange or other disposition of these Bonds to be taxable under the Philadelphia School District Investment Income Tax, the Bonds must be held for six months or less;

            (7) Gains from the sale, exchange or other disposition of Puerto Rico Bonds will be taxable to Certificateholders if distributed or retained by the Trust. However, for gains from the sale, exchange or other disposition of these Bonds to be taxable under the Philadelphia School District Investment Income Tax, the Bonds must be held for six months or less;

            (8) Units are subject to Pennsylvania inheritance and estate taxes;

            (9) Any proceeds paid under insurance policies issued to the Trustee or obtained by issuers or the underwriters of the Bonds, the Sponsor or others which represent interest on defaulted obligations held by the Trustee will be excludable from Pennsylvania gross income if, and to the same extent as, such interest would have been so excludable if paid in the normal course by the issuer of the defaulted obligations; and

            (10) The Trust is not taxable as a corporation under Pennsylvania tax laws applicable to corporations.


            In the case of Bonds that are Industrial Revenue Bonds ("IRBs") or certain types of private activity bonds, the opinions of bond counsel to the

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respective issuing authorities indicate that interest on such Bonds is exempt from regular federal income tax. However, interest on such Bonds will not be exempt from regular federal income tax for any period during which such Bonds are held by a "substantial user" of the facilities financed by the proceeds of such Bonds or by a "related person" thereof within the meaning of the Code. Therefore, interest on any such Bonds allocable to a Certificateholder who is such a "substantial user" or "related person" thereof will not be tax-exempt. Furthermore, in the case of IRBs that qualify for the "small issue" exemption, the "small issue" exemption will not be available or will be lost if, at any time during the three-year period beginning on the later of the date the facilities are placed in service or the date of issue, all outstanding tax-exempt IRBs, together with a proportionate share of any present issue, of an owner or principal user (or related person) of the facilities exceeds $40,000,000. In the case of IRBs issued under the $10,000,000 "small issue" exemption, interest on such IRBs will become taxable if the face amount of the IRBs plus certain capital expenditures exceeds $10,000,000.

            In addition, a Bond can lose its tax-exempt status as a result of other subsequent but unforeseeable events such as prohibited "arbitrage" activities by the issuer of the Bond or the failure of the Bond to continue to satisfy the conditions required for the exemption of interest thereon from regular federal income tax. No investigation has been made as to the current or future owners or users of the facilities financed by the Bonds, the amount of such persons' outstanding tax-exempt IRBs, or the facilities themselves, and no assurance can be given that future events will not affect the tax-exempt status of the Bonds. Investors should consult their tax advisors for advice with respect to the effect of these provisions on their particular tax situation.

            Interest on indebtedness incurred or continued to purchase or carry the Units is not deductible for regular federal income tax purposes. However, such interest is deductible for New York State and New York City income tax purposes by corporations that are required to include interest on the Bonds in New York State and New York City entire net income for purposes of calculating New York State and City franchise (income) taxes. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Units. Also, in the case of certain financial institutions that acquire Units, in general no deduction is allowed for interest expense allocable to the Units.


            From time to time proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on debt obligations similar to the Bonds in the Trust, and it can be expected that similar proposals may be introduced in the future. In particular, Congress may consider the adoption of some form of "flat tax," which could have an adverse impact on the value of tax-exempt bonds.


            In South Carolina v. Baker, the U.S. Supreme Court held that the federal government may constitutionally require states to register bonds they issue and subject the interest on such bonds to federal income tax if not registered, and that there is no constitutional prohibition against the federal government's taxing the interest earned on state or other municipal bonds. The Supreme Court decision affirms the authority of the federal government to regulate and control bonds such as the Bonds in the Trust and to tax interest on such bonds in the future. The decision does not, however, affect the current exemption from taxation of the interest earned on the Bonds in the Trust in accordance with Section 103 of the Code.


                                    -68-
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            The opinions of bond counsel or special tax counsel to the issuing governmental authorities to the effect that interest on the Bonds is exempt from regular federal income tax may be limited to law existing at the time the Bonds were issued, and may not apply to the extent that future changes in law, regulations or interpretations affect such Bonds. Investors are advised to consult their own tax advisors for advice with respect to the effect of any legislative changes.


                                   LIQUIDITY

Sponsor Repurchase


            The Sponsor, although not obligated to do so, intend to maintain a secondary market for the Units and continuously to offer to repurchase the Units. The Sponsor's secondary market repurchase price, after the initial public offering is completed, will be based on the aggregate bid price of the Bonds in the Trust portfolio, determined by the Evaluator on a daily basis, and will be the same as the redemption price. The aggregated bid price, determined by the Evaluator on a daily basis, is computed on the basis set forth under "Trustee Redemption". Certificateholders who wish to dispose of their Units should inquire of the Sponsor as to current market prices prior to making a tender for redemption. The Sponsor may discontinue repurchase of Units if the supply of Units exceeds demand, or for other business reasons. The date of repurchase is deemed to be the date on which Certificates representing Units are physically received in proper form by Reich & Tang Distributors L.P., 600 Fifth Avenue, New York, New York 10020 on behalf of the Sponsor. Units received after 4 P.M., New York Time, will be deemed to have been repurchased on the next business day. In the event a market is not maintained for the Units, a Certificateholder may be able to dispose of Units only by tendering them to the Trustee for redemption.


            Prospectuses relating to certain other bond trusts indicate an intention by the respective Sponsor, subject to change, to repurchase units on the basis of a price higher than the bid prices of the bonds in the trusts. Consequently, depending on the prices actually paid, the secondary market repurchase price of other trusts may be computed on a somewhat more favorable basis than the repurchase price offered by the Sponsor for units of this Trust, although in all bond trusts, the purchase price of a unit depends primarily on the value of the bonds in the trust portfolio.

            Units purchased by the Sponsor in the secondary market may be re-offered for sale by the Sponsor at a price based on the aggregate bid price of the Bonds in the Trust plus the applicable sales charge (see "Public Offering Price" in Part A) plus net accrued interest. Any Units that are purchased by the Sponsor in the secondary market also may be redeemed by the Sponsor if it determines such redemption to be in its best interest.

            The Sponsor may, under certain circumstances, as a service to Certificateholders, elect to purchase any Units tendered to the Trustee for redemption (see "Trustee Redemption"). Factors which the Sponsor will consider in making a determination will include the number of Units of all Trust which it has in inventory, its estimate of the salability and the time required to sell such Units and general market conditions. For example, if in order to meet redemptions of Units the Trustee must dispose of Bonds, and if such disposition cannot be made by the redemption date (seven calendar days after tender), the Sponsor may elect to purchase such Units. Such purchase shall be made by payment to the Certificateholder not later than the close of business on the redemption date of an amount equal to the Redemption Price on the date of tender.


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Trustee Redemption

            Units may also be tendered to the Trustee for redemption at its corporate trust office as set forth in Part A of this Prospectus, upon proper delivery of Certificates representing such Units and payment of any relevant tax. At the present time there are no specific taxes related to the redemption of Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be cancelled.

            Certificates representing Units to be redeemed must be delivered to the Trustee and must be properly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in the case of lost, stolen or mutilated Certificates). Thus, redemptions of Units cannot be effected until Certificates representing such Units have been delivered by the person seeking redemption. (See "Certificates".) Certificateholders must sign exactly as their names appear on the faces of their Certificates. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

            Within seven calendar days following a tender for redemption, or, if such seventh day is not a business day, on the first business day prior thereto, the Certificateholder will be entitled to receive in cash an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time set forth under "Summary of Essential Information" in Part A on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received after the close of trading on the New York Stock Exchange, the date of tender is the next day on which such Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

            Accrued interest paid on redemption shall be withdrawn from the Interest Account, or, if the balance therein is insufficient, from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account. The Trustee is empowered to sell Bonds in order to make funds available for redemptions. Such sales, if required, could result in a sale of Bonds by the Trustee at a loss. To the extent Bonds are sold, the size and diversity of the Trust will be reduced.

            The Redemption Price per Unit is the pro rata share of each Unit in the Trust determined by the Trustee on the basis of (i) the cash on hand in the Trust or moneys in the process of being collected, (ii) the value of the Bonds in the Trust based on the bid prices of such Bonds and (iii) interest accrued thereon, less (a) amounts representing taxes or other governmental charges payable out of the Trust, (b) the accrued expenses of the Trust and
(c) cash allocated for the distribution to Certificateholders of record as of the business day prior to the evaluation being made. The Evaluator may determine the value of the Bonds in the Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) on the basis of bid prices for bonds comparable to any Bonds for which bid prices are not available,
(3) by determining the value of the Bonds by appraisal, or (4) by any combination of the above. The Evaluator will determine the aggregate current bid price evaluation of the Bonds in the Trust, taking into account the market value of the Bonds insured under the Bond Insurance Policy, in the manner described as set forth under "Public Offering--Offering Price". Insurance does not guarantee the market value of the Bonds or the Units, and while Bond insurance represents an element of market value in regard to insured Bonds, its exact effect, if any, on market value cannot be predicted.


                                    -70-
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            The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to purchase a Unit tendered for redemption or if the Sponsor tenders a Unit for redemption, in lieu of redeeming such Unit, to sell such Unit in the over-the-counter market for the account of the tendering Cer-tificateholder at prices which will return to the Certificateholder an amount in cash, net after deducting brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Unit. The Trustee will pay the net proceeds of any such sale to the Certificateholder on the day he would otherwise be entitled to receive payment of the Redemption Price.

            The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission) an emergency exists as a result of which disposal or evaluation of the Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. The Trustee and the Sponsor is not liable to any person or in any way for any loss or damage which may result from any such suspension or postponement.

            A Certificateholder who wishes to dispose of his Units should inquire of his bank or broker in order to determine if there is a current secondary market price in excess of the Redemption Price.


                            TOTAL REINVESTMENT PLAN


            Under the Total Reinvestment Plan (the "Plan"), semi-annual and annual Certificateholders (except Texas residents*) may elect to have all interest and principal distributions, if any, with respect to their Units reinvested either in units of various series of "Insured Municipal Securities Trust" or "Municipal Securities Trust" which will have been created shortly before each semi-annual or annual Payment Date (a "Primary Series") or, if units of a Primary Series are not available, in units of a previously formed series of the Trust which have been repurchased by the Sponsor in the secondary market or which constitute a portion of the Units of the Trust not sold by the Sponsor prior to such Payment Date (a "Secondary Series") (Primary Series and Secondary Series are hereafter collectively referred to as "Available Series"). Series of "Municipal Securities Trustee" do not have insurance. The first interest distribution to Certificateholders cannot be reinvested unless such distribution is scheduled for June 15 or December 15 in the case of semi-annual Certificateholders or December 15 in the case of annual Certificateholders (each such date being referred to herein as the "Plan Reinvestment Date").

            Under the Plan (subject to compliance with applicable blue sky laws), fractional units ("Plan Units") will be purchased from the Sponsor at a price equal to the aggregate offering price per Unit of the bonds in the Available Series portfolio during the initial offering of the Available Series or at the aggregate bid price per Unit of the Available Series if its initial offering has been completed, plus a sales charge equal to 3.627% of the net amount invested in such bonds or 3.50% of the Reinvestment Price per Plan Unit, plus accrued interest, divided by one hundred (the "Reinvestment Price per Plan Unit"). All Plan Units will be sold at this reduced sales charge of
--------
* Texas residents may elect to participate in the "Total Reinvestment Plan for Texas Residents" hereinafter described.


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3.50% in comparison to the regular sales charge on primary and secondary market sales of Units in any series of "Municipal Securities Trust". Participants in the Plan will have the opportunity to designate, in the Authorization Form for the Plan, the name of a broker to whom the Sponsor will allocate a sales commission of 1.50% of the Reinvestment Price per Plan Unit, payable out of the 3.50% sales charge. If no such designation is made, the Sponsor will retain the sales commission.

            Under the Plan, the entire amount of a participant's income and principal distributions will be reinvested. For example, a Certificateholder who is entitled to receive $130.50 interest income from the Trust would acquire 13.05 Plan Units assuming that the Reinvestment Price per Plan Unit, plus accrued interest, approximated $10 (Ten Dollars).

            A semi-annual or annual Certificateholder may join the Plan at the time he invests in Units of the Trust or any time thereafter by delivering to the Trustee an Authorization Form which is available from brokers, any Underwriter of the Units or the Sponsor. In order that distributions may be reinvested on a particular Plan Reinvestment Date, the Authorization Form must be received by the Trustee not later than the 15th day of the month preceding such Date. Authorization Forms not received in time for a particular Plan Reinvestment Date will be valid only for the second succeeding Plan Reinvestment Date. Similarly, a participant may withdraw from the program at any time by notifying the Trustee (see below). However, if written confirmation of withdrawal is not given to the Trustee prior to a particular distribution, the participant will be deemed to have elected to participate in the Plan with respect to that particular distribution and his withdrawal would become effective for the next succeeding distribution.

            Once delivered to the Trustee, an Authorization Form will constitute a valid election to participate in the Plan with respect to Units purchased in the Trust (and with respect to Plan Units purchased with the distributions from the Units purchased in the Trust) for each subsequent distribution so long as the Certificateholder continues to participate in the Plan. However, if an Available Series should materially differ from the Trust in the opinion of the Sponsor, the authorization will be voided and participants will be provided with both a notice of the material change and a new Authorization Form which would have to be returned to the Trustee before the Certificateholder would again be able to participate in the Plan. The Sponsor anticipates that a material difference which would result in a voided authorization would include such facts as the inclusion of bonds in the Available Series portfolio the interest income on which was not exempt from all federal income tax, or the inclusion of bonds which were not rated "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. on the date such bonds were initially deposited in the Available Series portfolio.

            The Sponsor has the option at any time to use units of a Secondary Series to fulfill the requirements of the Plan in the event units of a Primary Series are not available either because a Primary Series is not then in existence or because the registration statement relating thereto is not declared effective in sufficient time to distribute final prospectuses to Plan participants (see below). It should be noted that there is no assurance that the quality and diversification of the Bonds in any Available Series or the estimated current return thereon will be similar to that of this Trust.

            It is the Sponsor's intention that Plan Units will be offered on or about each semi-annual and annual Record Date for determining who is eligible to receive distributions on the related Payment Date. Such Record Dates are June 1 and December 1 of each year for semi-annual Certificateholders, and December 1 of each year for annual Certificateholders. On each Record Date the Sponsor will send a current Prospectus relating to the

                                    -72-
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Available Series being offered for the next Plan Reinvestment Date along with a letter which reminds each participant that Plan Units are being purchased for him as part of the Plan unless he notifies the Trustee in writing by that Plan Reinvestment Date that he no longer wishes to participate in the Plan.
In the event a Primary Series has not been declared effective in sufficient time to distribute a final Prospectus relating thereto and there is no Secondary Series as to which a registration statement is currently effective, it is the Sponsor's intention to suspend the Plan and distribute to each participant his regular semi-annual or annual distribution. If the Plan is so suspended, it will resume in effect with the next Plan Reinvestment Date assuming units of an Available Series are then being offered.

            To aid a participant who might desire to withdraw either from the Plan or from a particular distribution, the Trustee has established a toll free number (see "Summary of Essential Information" in Part A) for participants to use for notification of withdrawal, which must be confirmed in writing prior to the Plan Reinvestment Date. Should the Trustee be so notified, it will make the appropriate cash disbursement. Unless the withdrawing participant specifically indicates in his written confirmation that (a) he wishes to withdraw from the Plan for that particular distribution only, or (b) he wishes to withdraw from the Plan for less than all units of each series of "Municipal Securities Trust" or "Insured Municipal Securities Trust" which he might then own (and specifically identifies which series are to continue in the Plan), he will be deemed to have withdrawn completely from the Plan in all respects. Once a participant withdraws completely, he will only be allowed to again participate in the Plan by submitting a new Authorization Form. A sale or redemption of a portion of a participant's Plan Units will not constitute a withdrawal from the Plan with respect to the remaining Plan Units owned by such participant.

            Unless a Certificateholder notifies the Trustee in writing to the contrary, each semi-annual and annual Certificateholder who has acquired Plan Units will be deemed to have elected the semi-annual and annual plan of distribution, respectively, and to participate in the Plan with respect to distributions made in connection with such Plan Units. (Should the Available Series from which Plan Units are purchased for the account of an annual Cer-tificateholder fail to have an annual distribution plan, such Certificate-holder will be deemed to have elected the semi-annual plan of distribution, and to participate in the Plan with respect to distributions made, in connection with such Plan Units.) A participant who subsequently desires to have distributions made with respect to Plan Units delivered to him in cash may withdraw from the Plan with respect to such Plan Units and remain in the Plan with respect to units acquired other than through the Plan. Assuming a participant has his distributions made with respect to Plan Units reinvested, all such distributions will be accumulated with distributions generated from the Units of the Trust used to purchase such additional Plan Units. However, distributions related to units in other series of "Municipal Securities Trust" will not be accumulated with the foregoing distributions for Plan purchases. Thus, if a person owns units in more than one series of "Municipal Securities Trust" (which are not the result of purchases under the Plan), distributions with respect thereto will not be aggregated for purchases under the Plan.

            Although not obligated to do so, the Sponsor intends to maintain a market for the Plan Units and continuously to offer to purchase Plan Units at prices based upon the aggregate offering price of the Bonds in the Available Series portfolio during the initial offering of the Available Series, or at the aggregate bid price of the Bonds of the Available Series after its initial offering has been completed. The Sponsor may discontinue such purchases at any time. The aggregate bid price of the underlying bonds may be expected to be less than the aggregate offering price. In the event that a market is not maintained for Plan Units, a participant desiring to dispose of his Plan Units may be able to do so only by tendering such Plan Units to the Trustee for

                                    -73-
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redemption at the Redemption Price of the full units in the Available Series corresponding to such Plan Units, which is based upon the aggregate bid price of the underlying bonds as described in the "Insured Municipal Securities Trust" Prospectus for the Available Series in question. If a participant wishes to dispose of his Plan Units, he should inquire of the Sponsor as to current market prices prior to making a tender for redemption to the Trustee.

            Any participant may tender his Plan Units for redemption to the Available Series Trust. Participants may redeem Plan Units by making a written request to the Trustee, at the address listed in the "Summary of Essential Information" in Part A, on the Redemption Form supplied by the Trustee. The redemption price per Plan Unit will be determined as set forth in the "Insured Municipal Securities Trust" Prospectus of the Available Series from which such Plan Unit was purchased following receipt of the request and adjusted to reflect the fact that it relates to a Plan Unit. There is no charge for the redemption of Plan Units.

            The Trust Agreement requires that the Trustee notify the Sponsor of any tender of Plan Units for redemption. So long as the Sponsor is maintaining a bid in the secondary market, the Sponsor will purchase any Plan Units tendered to the Trustee for redemption by making payment therefor to the Certificateholder in an amount not less than the redemption price for such Plan Units on the date of tender not later than the day on which such Plan Units otherwise would have been redeemed by the Trustee.

            Participants in the Plan will not receive individual certificates for their Plan Units unless the amount of Plan Units accumulated represents $1,000 principal amount of bonds underlying such Units and, in such case, a written request for certificates is made to the Trustee. All Plan Units will be accounted for by the Trustee on a book entry system. Each time Plan Units are purchased under the Plan, a participant will receive a confirmation stating his cost, number of Units purchased and estimated current return. Questions regarding a participant's statements should be directed to the Trustee by calling the Trustee at the number set forth under "Summary of Essential Information" in Part A of this Prospectus.

            All expenses relating to the operation of the Plan will be borne by the Sponsor. The Sponsor and the Trustee reserve the right to suspend, modify or terminate the Plan at any time for any reason, including the right to suspend the Plan if the Sponsor is unable or unwilling to establish a Primary Series or is unable to provide Secondary Series Units. All participants will receive notice of any such suspension, modification or termination.

Total Reinvestment Plan For Texas Residents

            Except as specifically provided under this section, and unless the context otherwise requires, all provisions and definitions contained under the heading "Total Reinvestment Plan" shall be applicable to the Total Reinvestment Plan for Texas Residents ("Texas Plan").

            Semi-annual and annual Certificateholders of the Trust who are residents of Texas have the option prior to any semi-annual or annual distribution to affirmatively elect to reinvest that distribution, including both interest and principal, if any, in an Available Series.

            A resident of Texas who is a semi-annual or annual Certificate-holder may join the Texas Plan for any particular semi-annual or annual distribution by delivering to the Trustee an Authorization Form For Texas Residents ("Texas Authorization Form") specifically mentioning the date of the particular semi-annual or annual distribution he wishes to reinvest. On or about each semi-annual or annual Record Date, Texas Authorization Forms shall

                                    -74-
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be sent by the Trustee to every Certificateholder who, according to the Trustee's records, is a resident of Texas. In the event that the Sponsor suspends the Plan or the Texas Plan no Texas Authorization Forms shall be sent. In order that distributions may be reinvested on a particular Plan Reinvestment Date, the Texas Authorization Form must be received by the Trustee on or before such Date. Texas Authorization Forms not received in time for the Plan Reinvestment Date will be deemed void. A participant who delivers a Texas Authorization Form to the Trustee may thereafter withdraw said authorization by notifying the Trustee at its toll free telephone number prior to a Plan Reinvestment Date. Such notification of withdrawal must be confirmed in writing prior to the Plan Reinvestment Date. Under no circumstances shall a Texas Authorization Form be provided or accepted by the Trustee which provides for the reinvestment of distributions for more than one Plan Reinvestment Date.

            On or about each semi-annual and annual Record Date, the Sponsor will send a current Prospectus relating to the Available Series being offered on the next Plan Reinvestment Date along with a letter incorporating a Texas Authorization Form which specifies the funds available for reinvestment, reminds each participant that no Plan Units will be purchased for him unless the Texas Authorization Form is received by the Trustee on or before that particular Plan Reinvestment Date, and states that the Texas Authorization Form is valid only for that particular semi-annual or annual distribution. If the Available Series should materially differ from the Trust, the participant will be provided with a notice of the material change and a new Texas Authorization Form which would have to be returned to the Trustee before the Certificateholder would again be able to participate in the Plan.

            Each semi-annual and annual Certificateholder who has acquired Plan Units will be deemed to have elected the semi-annual and annual plan of distribution, respectively, with respect to such Units, but such Certificate-holder will not be deemed to participate in the Plan for any particular distribution unless and until he delivers to the Trustee a Texas Authorization Form pertaining to those Plan Units. (Should the Available Series from which Plan Units are purchased for the account of an annual Certificateholder fail to have an annual distribution plan, such Certificateholder will be deemed to have elected the semi-annual plan of distribution, and to participate in the Plan with respect to distributions made in connection with such Plan Units.)


                             TRUST ADMINISTRATION

Portfolio Supervision

            Except for the purchase of Replacement Bonds or as discussed herein, the acquisition of any Bonds for the Trust other than Bonds initially deposited by the Sponsor is prohibited. Although it is the Sponsor's and Trustee's intention not to dispose of Bonds insured pursuant to the Bond Insurance in the event of default, nevertheless, the Sponsor may direct the Trustee to dispose of Bonds upon (i) default in payment of principal or interest on such Bonds, (ii) institution of certain legal proceedings with respect to the issuers of such Bonds, (iii) default under other documents adversely affecting debt service on such Bonds, (iv) default in payment of principal or interest on other obligations of the same issuer or guarantor,
(v) with respect to revenue Bonds, decline in revenues and income of any facility or project below the estimated levels calculated by proper officials charged with the construction or operation of such facility or project or
(vi) decline in price or the occurrence of other market or credit factors that in the opinion of the Sponsor would make the retention of such Bonds in the Trust detrimental to the interests of the Certificateholders. If a default in the payment of principal or interest on any of the Bonds occurs and if the Sponsor fails to instruct the Trustee to sell or hold such Bonds, the Trust

                                    -75-
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Agreement provides that the Trustee may sell such Bonds. The Trustee shall not be liable for any depreciation or loss by reason of any sale of bonds or by reason of the failure of the Sponsor to give directions to the Trustee.

            The Sponsor is authorized by the Trust Agreement to direct the Trustee to accept or reject certain plans for the refunding or refinancing of any of the Bonds. Any bonds received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Agreement to the same extent as the Bonds originally deposited. Within five days after such deposit, notice of such exchange and deposit shall be given by the Trustee to each Certificateholder registered on the books of the Trustee, including an identification of the Bonds eliminated and the Bonds substituted therefor.

Trust Agreement, Amendment And Termination

            The Trust Agreement may be amended by the Trustee, the Sponsor and the Evaluator without the consent of any of the Certificateholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such other provisions in regard to matters arising thereunder as shall not adversely affect the interests of the Certificateholders.

            The Trust Agreement may also be amended in any respect, or performance of any of the provisions thereof may be waived, with the consent of the holders of Certificates evidencing 66-2/3% of the Units then outstanding for the purpose of modifying the rights of Certificateholders; provided that no such amendment or waiver shall reduce any Certificateholder's interest in the Trust without his consent or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of the holders of all Certificates. The Trust Agreement may not be amended, without the consent of the holders of all Certificates then outstanding, to increase the number of Units issuable or to permit the acquisition of any bonds in addition to or in substitution for those initially deposited in the Trust, except in accordance with the provisions of the Trust Agreement. The Trustee shall promptly notify Certificateholders, in writing, of the substance of any such amendment.

            The Trust Agreement provides that the Trust shall terminate upon the maturity, redemption or other disposition, as the case may be, of the last of the Bonds held in the Trust but in no event is it to continue beyond the end of the calendar year preceding the fiftieth anniversary of the execution of the Trust Agreement. If the value of the Trust shall be less than the minimum amount set forth under "Summary of Essential Information" in Part A, the Trustee may, in its discretion, and shall when so directed by the Sponsor, terminate the Trust. The Trust may also be terminated at any time with the consent of the holders of Certificates representing 100% of the Units then outstanding. In the event of termination, written notice thereof will be sent by the Trustee to all Certificateholders. Within a reasonable period after termination, the Trustee must sell any Bond remaining in the Trust, and, after paying all expenses and charges incurred by the Trust, distribute to each Certificateholder, upon surrender for cancellation of his Certificate for Units, his pro rata share of the Interest and Principal Accounts.

The Sponsors

            Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor Sponsor, Reich & Tang has assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

                                    -76-
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            Reich & Tang, a Delaware limited partnership, is engaged in the brokerage business and is a member of the National Association of Securities Dealers, Inc. Reich & Tang maintains its principal business offices at 600 Fifth Avenue, New York, New York 10020. Reich & Tang Asset Management L.P. ("RTAM LP"), a registered investment adviser, is the 99% limited partner of the Sponsor. RTAM LP is 99.5% owned by New England Investment Companies, LP ("NEIC LP") and Reich & Tang Asset Management, Inc., a wholly owned subsidiary of NEIC LP, owns the remaining .5% interest of RTAM LP and is its general partner. NEIC LP's general partner is New England Investment Companies, Inc. ("NEIC"), a holding company offering a broad array of investment styles across a wide range of asset categories through ten investment advisory/management affiliates and two distribution affiliates. These affiliates in the aggregate are investment advisers or managers to over 57 registered investment companies. Reich & Tang is the sponsor for numerous series of unit investment trusts, including: a Corporate Trust, Series 1 (and Subsequent Series); New York Municipal Trust, Series 1 (and Subsequent Series); Municipal Securities Trust, Series 1 (and Subsequent Series), 1st Discount Series (and Subsequent Series), High Income Series 1 (and Subsequent Series), Multi-State Series 1 (and Subsequent Series); Insured Municipal Securities Trust, Series 1-4 (Multiplier Portfolio), Series 1 (and Subsequent Series), 5th Discount Series (and Subsequent Series), Navigator Series (and Subsequent Series); Mortgage Securities Trust, CMO Series 1 (and Subsequent Series); and Equity Securities Trust, Series 1, Signature Series, Gabelli Communications Income Trust (and Subsequent Series). The information included herein is only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations.

            For certain other Trusts as set forth in the "Summary of Essential Information" in Part A, the Sponsors are Reich & Tang and Gruntal & Co., Incorporated, both of whom have entered into an Agreement Among Co-Sponsors pursuant to which both parties have agreed to act as Co-Sponsors for the Trust. Reich & Tang has been appointed by Gruntal & Co., Incorporated as agent for purposes of taking any action required or permitted to be taken by the Sponsor under the Trust Agreement. If the Sponsors are unable to agree with respect to action to be taken jointly by them under the Trust Agreement and they cannot agree as to which Sponsor shall act as sole Sponsor, then Reich & Tang shall act as sole Sponsor. If one of the Sponsors fails to perform its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, that Sponsor may be discharged under the Trust Agreement and a new Sponsor may be appointed or the remaining Sponsor may continue to act as Sponsor.


            Gruntal & Co., Incorporated, a Delaware corporation, operates a regional securities broker/dealer from its main office in New York City and branch offices in nine states and the District of Columbia. The firm is very active in the marketing of investment companies and has signed dealer agreements with every mutual fund group, as well as being the managing distributor for The Home Group Money Market and Mutual Funds. Further, through its Syndicate Department, Gruntal & Co. Incorporated has underwritten a large number of Closed-End Funds and has been Co-Manager on the following offerings: Cigna High Income Shares; Dreyfus New York Municipal Income, Inc.; Franklin Principal Maturity Trust and Van Kampen Merritt Limited Term High Income Trust. The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to Certificateholders for taking any action, or refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

            The Sponsor may resign at any time by delivering to the Trustee an instrument of resignation executed by the Sponsor.


                                    -77-
112677.2

            If at any time the Sponsor shall resign or fail to perform any of its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may either (a) appoint a successor Sponsor; (b) terminate the Trust Agreement and liquidate the Trust; or (c) continue to act as Trustee without terminating the Trust Agreement. Any successor Sponsor appointed by the Trustee shall be satisfactory to the Trustee and, at the time of appointment, shall have a net worth of at least $1,000,000.

The Trustee


            The Trustee is The Chase Manhattan Bank (National Association), a national banking association with its principal executive office located at 1 Chase Manhattan Plaza, New York, New York 10081 and its unit investment trust office at 770 Broadway, New York, New York 10003 (800) 882-9898. The Trustee is subject to the supervision by the Comptroller of the Currency, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.


            The Trustee shall not be liable or responsible in any way for taking any action, or for refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment; or for any disposition of any moneys, bonds or Certificates in accordance with the Trust Agreement, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties; provided, however, that the Trustee shall not in any event be liable or responsible for any evaluation made by the Evaluator. In addition, the Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Bonds or the Trust which it may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Bonds pursuant to the Trust Agreement.

            For further information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Rights of Certificateholders".

            The Trustee may resign by executing an instrument in writing and filing the same with the Sponsor, and mailing a copy of a notice of resignation to all Certificateholders. In such an event the Sponsor is obligated to appoint a successor Trustee as soon as possible. In addition, if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Certificateholder by the Sponsor. If upon resignation of the Trustee no successor has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of the Trustee becomes effective only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor Trustee. Upon execution of a written acceptance of such appointment by such successor Trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor.

            Any corporation into which the Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which the Trustee shall be a party, shall be the successor Trustee. The Trustee must always be a banking corporation organized under the laws of the United States or any State and have at all times an aggregate capital, surplus and undivided profits of not less than $2,500,000.

                                    -78-
112677.2

The Evaluator

            The Evaluator is Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc. with main offices located at 65 Broadway, New York, New York 10006. The Evaluator is a wholly-owned subsidiary of McGraw Hill, Inc. The Evaluator is a registered investment advisor and also provides financial information services.

            The Trustee, the Sponsor and the Certificateholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor or Certificateholders for errors in judgment, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

            The Evaluator may resign or may be removed by the Sponsor and Trustee, and the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.


                          TRUST EXPENSES AND CHARGES


            At no cost to the Trust, the Sponsor has borne the expenses of creating and establishing the Trust, including the cost of initial preparation and execution of the Trust Agreement, registration of the Trust and the Units under the Investment Company Act of 1940 and the Securities Act of 1933, the premiums on the Sponsor-Insured Bonds, initial preparation and printing of the Certificates, legal expenses, advertising and selling expenses, expenses of the Trustee including, but not limited to, an amount equal to interest accrued on certain "when issued" bonds since the date of settlement for the Units, initial fees and other out-of-pocket expenses. The fees of the Evaluator, however, incurred during the initial public offering are paid directly by the Trust.

            The Sponsor will not charge the Trust a fee for its services as such. (See "Sponsor's Profits".)

            The Sponsor will receive for portfolio supervisory services to the Trust an Annual Fee in the amount set forth under "Summary of Essential Information" in Part A of this Prospectus. The Sponsor's fee may exceed the actual cost of providing portfolio supervisory services for this Trust, but at no time will the total amount received for portfolio supervisory services rendered to all series of the Municipal Securities Trust in any calendar year exceed the aggregate cost to the Sponsor of supplying such services in such year. (See "Portfolio Supervision".)

            The Trustee will receive for its ordinary recurring services to the Trust an annual fee in the amount set forth under "Summary of Essential Information" in Part A of this Prospectus. For a discussion of the services performed by the Trustee pursuant to its obligations under the Trust Agreement, see "Trust Administration" and "Rights of Certificateholders".

            The Evaluator will receive, for each daily evaluation of the Bonds in the Trust after the initial public offering is completed, a fee in the

                                    -79-
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amount set forth under "Summary of Essential Information" in Part A of this Prospectus.

            The Trustee's and Evaluator's fees are payable monthly as of the Record Date from the Interest Account to the extent funds are available and then from the Principal Account. Both fees may be increased without approval of the Certificateholders by amounts not exceeding proportionate increases in consumer prices for services as measured by the United States Department of Labor's Consumer Price Index entitled "All Services Less Rent".

            The following additional charges are or may be incurred by the
Trust: all expenses (including counsel fees) of the Trustee incurred and advances made in connection with its activities under the Trust Agreement, including the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Certificateholders; fees of the Trustee for any extraordinary services performed under the Trust Agreement; indemnification of the Trustee for any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as Sponsor of the Trust without gross negligence, bad faith or willful misconduct on its part; and all taxes and other governmental charges imposed upon the Bonds or any part of the Trust (no such taxes or charges are being levied, made or, to the knowledge of the Sponsor, contemplated). The above expenses, including the Trustee's fees, when paid by or owing to the Trustee are secured by a first lien on the Trust. In addition, the Trustee is empowered to sell Bonds in order to make funds available to pay all expenses.

            The accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds 50 cents per Unit. Certificateholders covered by the audit during the year may receive a copy of the audited financials upon request.


                    EXCHANGE PRIVILEGE AND CONVERSION OFFER

Exchange Privilege

            Certificateholders may elect to exchange any or all of their Units of this Trust for Units of one or more of any available series of Insured Municipal Securities Trust, Municipal Securities Trust, New York Municipal Trust, Mortgage Securities Trust, A Corporate Trust or Equity Securities Trust (the "Exchange Trusts") at a reduced sales charge as set forth below. Under the Exchange Privilege, the Sponsor's repurchase price for units of the Exchange Trust will be based on the aggregate bid price of the Bonds in the Trust portfolio. Units in an Exchange Trust then will be sold to the Certifi-cateholder at a price based on the aggregate offer price of the Bonds in the Exchange Trust portfolio (or for Units of Equity Securities Trust, based on the market value of the underlying securities in the Trust Equity portfolio) during the initial public offering period of the Exchange Trust; or based on the aggregate bid price of the Bonds in the Exchange Trust portfolio if its initial public offering has been completed, plus accrued interest (or for Units of Equity Securities Trust, based on the market value of the underlying securities in the Trust Equity portfolio) and a reduced sales charge as set forth below.

            Except for Certificateholders who wish to exercise the Exchange Privilege within the first five months of their purchase of Units of a Trust, the sales charge applicable to the purchase of units of an Exchange Trust shall be 1.5% per unit (or per 1,000 Units for the Mortgage Securities Trust

                                    -80-
112677.2
or per 100 Units for the Equity Securities Trust). For Certificateholders who wish to exercise the Exchange Privilege within the first five months of their purchase of Units of a Trust, the sales charge applicable to the purchase of units of an Exchange Trust shall be the greater of (i) 1.5% per unit (or per 1,000 Units for the Mortgage Securities Trust or per 100 Units for the Equity Securities Trust), or (ii) an amount which when coupled with the sales charge paid by the Certificateholder upon his original purchase of Units of the Trust at least equals the sales charge applicable in the direct purchase of units of an Exchange Trust. The Exchange Privilege is subject to the following conditions:

      (1) The Sponsor must be maintaining a secondary market in both the Units of the Trust held by the Certificateholder and the Units of the available Exchange Trust. While the Sponsor has indicated their intention to maintain a market in the Units of all Trusts sponsored by it, the Sponsor is under no obligation to continue to maintain a secondary market and therefore there is no assurance that the Exchange Privilege will be available to a Certificateholder at any specific time in the future. At the time of the Certificateholder's election to participate in the Exchange Privilege, there also must be Units of the Exchange Trust available for sale, either under the initial primary distribution or in the Sponsor's secondary market.

      (2) Exchanges will be effected in whole units only. Any excess proceeds from the Units surrendered for exchange will be remitted and the selling Certificateholder will not be permitted to advance any new funds in order to complete an exchange. Units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 Units. Units of the Equity Securities Trust may only be acquired in blocks of 100 Units.

      (3) The Sponsor reserves the right to modify, suspend or terminate the Exchange Privilege. The Sponsor will provide Certificateholders of the Trust with 60 days prior written notice of any termination or material amendment to the Exchange Privilege, provided that, no notice need be given if (i) the only material effect of an amendment is to reduce or eliminate the sales charge payable at the time of the exchange, to add one or more series of the Trust eligible for the Exchange Privilege or to delete a series which has been terminated from eligibility for the Exchange Privilege, (ii) there is a suspension of the redemption of units of an Exchange Trust under Section 22(e) of the Investment Company Act of 1940, or (iii) an Exchange Trust temporarily delays or ceases the sale of its units because it is unable to invest amounts effectively in accordance with its investment objectives, policies and restrictions. During the 60 day notice period prior to the termination or material amendment of the Exchange Privilege described above, the Sponsor will continue to maintain a secondary market in the units of all Exchange Trusts that could be acquired by the affected Certificateholders. Certificateholders may, during this 60 day period, exercise the Exchange Privilege in accordance with its terms then in effect. In the event the Exchange Privilege is not available to a Cer-tificateholder at the time he wishes to exercise it, the Certificate-holder will immediately be notified and no action will be taken with respect to his Units without further instructions from the Certificate-holder.

            To exercise the Exchange Privilege, a Certificateholder should notify the Sponsor of his desire to sell his Units and apply the proceeds from the sale to purchase Units of one or more of the Exchange Trusts. If Units of a designated, outstanding series of an Exchange Trust are at the time available for sale and such Units may lawfully be sold in the state in which the Certificateholder is a resident, the Certificateholder will be provided

                                    -81-
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with a current prospectus or prospectuses relating to each Exchange Trust in which he indicates an interest. He may then select the Trust or Trusts into which he desires to invest the proceeds from his sale of Units. The exchange transaction will operate in a manner essentially identical to a secondary market transaction except that units may be purchased at a reduced sales charge.

Example: Assume that after the initial public offering has been completed, a Certificateholder has five units of a Trust with a current value of $700 per unit which he has held for more than 5 months and the Certificateholder wishes to exchange the proceeds for units of a secondary market Exchange Trust with a current price of $725 per unit. The proceeds from the Certificateholder's original units will aggregate $3,500. Since only whole units of an Exchange Trust may be purchased under the Exchange Privilege, the Certificateholder would be able to acquire four units (or 4,000 Units of the Mortgage Securities Trust or 400 Units of the Equity Securities Trust) for a total cost of $2,943.50 ($2,900 for units and $43.50 for the sales charge). The remaining $556.50 would be remitted to the Certificateholder in cash. If the Certificateholder acquired the same number of units at the same time in a regular secondary market transaction, the price would have been $3,059.50 ($2,900 for units and $159.50 for the sales charge, assuming a 5-1/2% sales charge times the public offering price).

The Conversion Offer

            Certificateholders of any registered unit investment trust for which there is no active secondary market in the units of such trust (a "Redemption Trust") may elect to redeem such units and apply the proceeds of the redemption to the purchase of available Units of one or more series of A Corporate Trust, Municipal Securities Trust, Insured Municipal Securities Trust, Mortgage Securities Trust, New York Municipal Trust or Equity Securities Trust sponsored by Bear, Stearns & Co. Inc. (the "Conversion Trusts") at the Public Offering Price for units of the Conversion Trust based on a reduced sales charge as set forth below. Under the Conversion Offer, units of the Redemption Trust must be tendered to the trustee of such trust for redemption at the redemption price, which is based upon the aggregate bid side evaluation of the underlying bonds in such trust and is generally about 1-1/2% to 2% lower than the offering price for such bonds (or for Units of Equity Securities Trust, based on the market value of the underlying securities in the Equity Trust portfolio). The purchase price of the units will be based on the aggregate offer price of the underlying bonds in the Conversion Trust portfolio during its initial offering period (or for Units of Equity Securities Trust, based on the market value of the underlying securities in the Equity Trust portfolio), or at a price based on the aggregate bid price of the underlying bonds if the initial public offering of the Conversion Trust has been completed, plus accrued interest (or for Units of Equity Securities Trust, based on the market value of the underlying securities in the Equity Trust portfolio) and a sales charge as set forth below.

            Except for Certificateholders who wish to exercise the Conversion Offer within the first five months of their purchase of units of a Redemption Trust, the sales charge applicable to the purchase of Units of the Conversion Trust shall be 1.5% per Unit (or per 1,000 Units for the Mortgage Securities Trust or per 100 Units for the Equity Securities Trust). For Certificateholders who wish to exercise the Conversion Offer within the first five months of their purchase of units of a Redemption Trust, the sales charge applicable to the purchase of Units of a Conversion Trust shall be the greater of (i) 1.5% per Unit (or per 1,000 Units for the Mortgage Securities Trust or per 100 Units for the Equity Securities Trust) or (ii) an amount which when coupled with the sales charge paid by the Certificateholder upon his original purchase of units of the Redemption Trust at least equals the sales charge

                                    -82-
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applicable in the direct purchase of Units of a Conversion Trust. The Conversion Offer is subject to the following limitations:

      (1) The Conversion Offer is limited only to Certificateholders of any Redemption Trust, defined as a unit investment trust for which there is no active secondary market at the time the Certificateholder elects to participate in the Conversion Offer. At the time of the Certificateholder's election to participate in the Conversion Offer, there also must be available units of a Conversion Trust, either under a primary distribution or in the Sponsor's secondary market.

      (2) Exchanges under the Conversion Offer will be effected in whole units only. Certificateholders will not be permitted to advance any new funds in order to complete an exchange under the Conversion Offer. Any excess proceeds from units being redeemed will be returned to the Certificateholder. Units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 units. Units of the Mortgage Securities Trust may only be acquired in blocks of 100 Units.

      (3) The Sponsor reserves the right to modify, suspend or terminate the Conversion Offer at any time without notice to Certificateholders of Redemption Trusts. In the event the Conversion Offer is not available to a Certificateholder at the time he wishes to exercise it, the Certificateholder will be notified immediately and no action will be taken with respect to his units without further instruction from the Certificateholder. The Sponsor also reserves the right to raise the sales charge based on actual increases in the Sponsor's costs and expenses in connection with administering the program, up to a maximum sales charge of $20 per unit (or per 1,000 units for the Mortgage Securities Trust or per 100 Units for the Equity Securities Trust).

            To exercise the Conversion Offer, a Certificateholder of a Redemption Trust should notify his retail broker of his desire to redeem his Redemption Trust Units and use the proceeds from the redemption to purchase Units of one or more of the Conversion Trusts. If Units of a designated, outstanding series of a Conversion Trust are at that time available for sale and if such Units may lawfully be sold in the state in which the Certificateholder is a resident, the Certificateholder will be provided with a current prospectus or prospectuses relating to each Conversion Trust in which he indicates an interest. He then may select the Trust or Trusts into which he decides to invest the proceeds from the sale of his Units. The transaction will be handled entirely through the Certificateholder's retail broker. The retail broker must tender the units to the trustee of the Redemption Trust for redemption and then apply the proceeds of the redemption toward the purchase of units of a Conversion Trust at a price based on the aggregate offer or bid side evaluation per Unit of the Conversion Trust, depending on which price is applicable, plus accrued interest and the applicable sales charge. The certificates must be surrendered to the broker at the time the redemption order is placed and the broker must specify to the Sponsor that the purchase of Conversion Trust Units is being made pursuant to the Conversion Offer. The Certificateholder's broker will be entitled to retain $5 of the applicable sales charge.

Example: Assume a Certificateholder has five units of a Redemption Trust which he has held for more than 5 months with a current redemption price of $675 per unit based on the aggregate bid price of the underlying bonds and the Certificateholder wishes to participate in the Conversion Offer and exchange the proceeds for units of a secondary market Conversion Trust with a current price of $700 per Unit. The proceeds from the Certificateholder's redemption of units will aggregate $3,375. Since only whole units of a Redemption Trust may be purchased under the Conversion Offer, the Certificateholder will be

                                    -83-
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able to acquire four units of the Conversion Trust (or 4,000 units of the Mortgage Securities Trust or 400 Units of the Equity Securities Trust) for a total cost of $3,045 ($3,000 for units and $45 for the sales charge). The remaining $330 would be remitted to the Certificateholder in cash. If the Certificateholder acquired the same number of Conversion Trust units at the same time in a regular secondary market transaction, the price would have been $3,165 ($3,000 for units and $165 sales charge, assuming a 5-1/2% sales charge times the public offering price).

Description of the Exchange Trusts and the Conversion Trusts

            A Corporate Trust may be an appropriate investment vehicle for an investor who is more interested in a higher current return on his investment (although taxable) than a tax-exempt return (resulting from the fact that the current return from taxable fixed income securities is normally higher than that available from tax-exempt fixed income securities). Municipal Securities Trust and New York Municipal Trust may be appropriate investment vehicles for an investor who is more interested in tax-exempt income. The interest income from New York Municipal Trust is, in general, also exempt from New York State and local New York income taxes, while the interest income from Municipal Securities Trust is subject to applicable New York State and local New York taxes, except for that portion of the income which is attributable to New York obligations in the Trust portfolio, if any. The interest income from each State Trust of the Municipal Securities Trust, Multi-State Series is, in general, exempt from state and local taxes when held by residents of the state where the issuers of bonds in such State Trusts are located. The Insured Municipal Securities Trust combines the advantages of providing interest income free from regular federal income tax under existing law with the added safety of irrevocable insurance. Insured Navigator Series further combines the advantages of providing interest income free from regular federal income tax and state and local taxes when held by residents of the state where issuers of bonds in such State Trusts are located with the added safety of irrevocable insurance. Mortgage Securities Trust offers an investment vehicle for investors who are interested in obtaining safety of capital and a high level of current distribution of interest income through investment in a fixed portfolio of collateralized mortgage obligations. Equity Securities Trust offers investors an opportunity to achieve capital appreciation together with a high level of current income.

Tax Consequences of the Exchange Privilege and the Conversion Offer

            A surrender of units pursuant to the Exchange Privilege or the Conversion Offer will constitute a "taxable event" to the Certificateholder under the Code. The Certificateholder will realize a tax gain or loss that will be of a long- or short-term capital or ordinary income nature depending on the length of time the units have been held and other factors. A Certificateholder's tax basis in the Units acquired pursuant to the Exchange Privilege or Conversion Offer will be equal to the purchase price of such Units. Investors should consult their own tax advisors as to the tax consequences to them of exchanging or redeeming units and participating in the Exchange Privilege or Conversion Offer.


                                 OTHER MATTERS

Legal Opinions


            The legality of the Units offered hereby and certain matters relating to federal tax law have been passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022, as counsel for the Sponsor. Carter, Ledyard & Milburn, Two Wall Street, New York, New York 10005 have acted as counsel for Chase Manhattan Bank, N.A. of New York. Certain matters


                                    -84-
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relating to New Jersey tax law have been passed upon by Freeman, Zeller & Bryant, as special New Jersey counsel to the Sponsor. Certain matters relating to Pennsylvania tax law have been passed upon by Saul, Ewing, Remick & Saul, as special Pennsylvania counsel to the Sponsor.

Independent Auditors

            The financial statements of the Trusts included in Part A of this Prospectus as of the dates set forth in Part A, have been examined by KPMG Peat Marwick LLP, independent certified public accountants, for the periods indicated in its reports appearing herein. The financial statements examined by KPMG Peat Marwick LLP have been so included in reliance on its report given upon its authority as experts in accounting and auditing.


                         DESCRIPTION OF BOND RATINGS*

Standard & Poor's Corporation

            A brief description of the applicable Standard & Poor's Corporation rating symbols and their meanings is as follows:

            A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers, or lessees.

            The bond rating is not a recommendation to purchase or sell a security, inasmuch as it does not comment as to market price.

            The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information.

            The ratings are based, in varying degrees, on the following considerations:

      I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

     II.  Nature of and provisions of the obligation.

    III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

            AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

            AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and they differ from AAA issues only in small degrees.

--------
*     As described by Standard & Poor's Corporation.


                                    -85-
112677.2

            A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

            BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

            Plus (+) or Minus (-): To provide more detailed indications of credit quality, the ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            Provisional Ratings (Prov.) following a rating indicates the rating is provisional, which assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Accordingly, the investor should exercise his own judgment with respect to such likelihood and risk.

                      DESCRIPTION OF RATING ON THE UNITS*

            A Standard & Poor's Corporation's rating on the units of an investment trust (hereinafter referred to collectively as "units" and "fund") is a current assessment of creditworthiness with respect to the investments held by such fund. This assessment takes into consideration the financial capacity of the issuers and of any guarantors, insurers, lessees, or mortgagors with respect to such investments. The assessment, however, does not take into account the extent to which fund expenses or portfolio asset sales for less than the fund's purchase price will reduce payment to the unit holder of the interest and principal required to be paid on the portfolio assets. In addition, the rating is not a recommendation to purchase, sell, or hold units, inasmuch as the rating does not comment as to market price of the units or suitability for a particular investor.

            Funds rated "AAA" are composed exclusively of assets that are rated "AAA" by Standard & Poor's or have, in the opinion of Standard & Poor's, credit characteristics comparable to assets that are rated "AAA", or certain short-term investments. Standard & Poor's defines its AAA rating for such assets as the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is very strong.
--------
*     As described by Standard & Poor's Corporation.

                                    -86-
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                FOR USE WITH INSURED MUNICIPAL SECURITIES TRUST
                          9TH - 50TH DISCOUNT SERIES
                                 SERIES 3 - 32
                   NEW YORK NAVIGATOR INSURED SERIES 1 - 16
                  NEW JERSEY NAVIGATOR INSURED SERIES 1 - 12

=============================================================================

      AUTHORIZATION FOR INVESTMENT IN INSURED MUNICIPAL SECURITIES TRUST
                         -- DISCOUNT SERIES/SERIES --
                      TRP PLAN - TOTAL REINVESTMENT PLAN


I hereby elect to participate in the TRP Plan and am the owner of _____ units
___ Discount Series/Series _______.

I hereby authorize the United States Trust Company of New York, Trustee, to pay all semi-annual or annual distributions of interest and principal (if any) with respect to such units to the United States Trust Company of New York, as TRP Plan Agent, who shall immediately invest the distributions in units of the available series of Insured Municipal Securities Trust above or, if unavailable, of other available series of Municipal Securities Trust.


The foregoing authorization is subject in            Date ______________, 19__
all respects to the terms and conditions of participation set forth in the prospectus relating to such available series.


-------------------------------------------  --------------------------------
Registered Holder (Print)                    Registered Holder (Print)


-------------------------------------------  --------------------------------
Registered Holder Signature                  Registered Holder Signature
                                             (Two signatures if joint tenancy)


My Brokerage Firm's Name ____________________________________________________

Street Address ______________________________________________________________

City, State and Zip Code ____________________________________________________

Salesman's Name ___________________________  Salesman's No. _________________


               UNIT HOLDERS NEED ONLY SIGN AND DATE THIS FORM.

==============================================================================

                              MAIL TO YOUR BROKER
                                      OR
                          CHASE MANHATTAN BANK, N.A.
                 ATTN:  THE UNIT INVESTMENT DEPARTMENT, UNIT A
                                 770 BROADWAY
                           NEW YORK, NEW YORK  10003

112677.2

                FOR USE WITH INSURED MUNICIPAL SECURITIES TRUST
                      SERIES 1 - 4 (MULTIPLIER PORTFOLIO)
                  SERIES 1 - 2 AND 1ST - 8TH DISCOUNT SERIES


==============================================================================


          AUTHORIZATION FOR INVESTMENT IN MUNICIPAL SECURITIES TRUST
                         -- DISCOUNT SERIES/SERIES --
                      TRP PLAN - TOTAL REINVESTMENT PLAN


I hereby elect to participate in the TRP Plan and am the owner of _____ units
___ Discount Series/Series __________.

I hereby authorize The Bank of New York, Trustee to pay all semi-annual or annual distributions of interest and principal (if any) with respect to such units to The Bank of New York, as TRP Plan Agent, who shall immediately invest the distributions in units of the available series of Insured Municipal Securities Trust above or, if unavailable, of other available series of Municipal Securities Trust.


The foregoing authorization is subject in            Date ______________, 19__
all respects to the terms and conditions of participation set forth in the prospectus relating to such available series.


-------------------------------------------
Registered Holder (Print)                    Registered Holder (Print)


-------------------------------------------
Registered Holder Signature                  Registered Holder Signature
                                             (Two signatures if joint tenancy)


My Brokerage Firm's Name

Street Address

City, State and Zip Code

Salesman's Name ___________________________  Salesman's No.


               UNIT HOLDERS NEED ONLY SIGN AND DATE THIS FORM.


==============================================================================


                              MAIL TO YOUR BROKER
                                      OR
                             THE BANK OF NEW YORK
                     ATTN:  UNIT INVESTMENT TRUST DIVISION
                              101 BARCLAY STREET
                           NEW YORK, NEW YORK  10286


112677.2

                     INDEX

Title                                      Page               INSURED
                                                    MUNICIPAL SECURITIES TRUST
Summary of Essential Information............A-5       (Unit Investment Trust)
Information Regarding the Trust.............A-7             Prospectus
Financial and Statistical Information.......A-8
Audit and Financial Information                      Dated:  October 31, 1995
  Report of Independent Accountants.........F-1
  Statement of Net Assets...................F-2              Sponsor:
  Statement of Operations...................F-3   Reich & Tang Distributors L.P.
  Statement of Changes in Net Assets........F-4          600 Fifth Avenue
  Notes to Financial Statements.............F-5      New York, New York  10020
  Portfolio.................................F-6           (212) 830-5200
The Trust..................................   1
  Risk Considerations....................... 16
Public Offering............................. 57      (and for certain Trusts:)
Estimated Long Term Return and                      Gruntal & Co., Incorporated
  Estimated Current Return.................. 60           14 Wall Street
Rights of Certificateholders................ 60      New York, New York  10005
Tax Status.................................. 63            212-267-8800
Liquidity................................... 69
Total Reinvestment Plan..................... 72             Trustee:
Trust Administration........................ 76
Trust Expenses and Charges.................. 80     Chase Manhattan Bank, N.A.
Exchange Privilege and Conversion                          770 Broadway
  Offer..................................... 81      New York, New York  10003
Other Matters............................... 85           1-800-882-9898
Description of Bond Ratings................. 86
Description of Rating on the Units.......... 87                 or

Parts A and B of this Prospectus do not                The Bank of New York
contain all of the information set forth in             101 Barclay Street
the registration statement and exhibits              New York, New York 10286
relating thereto, filed with the Securities               1-800-431-8002
and Exchange Commission, Washington, D.C.,
under the Securities Act of 1933, and to                    Evaluator:
which reference is made.
                                                             Kenny S&P
                   *   *   *                           Evaluation Services,
                                                           a division of
                                                       J.J. Kenny Co., Inc.
                                                            65 Broadway
                                                     New York, New York  10006


            This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

                                   *   *   *

            No person is authorized to give any information or to make any representations not contained in Parts A and B of this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee, the Evaluator, or the Sponsor. The Trust is registered as a unit investment trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.

112677.2

                                    PART II

                      ADDITIONAL INFORMATION NOT REQUIRED
                                 IN PROSPECTUS

                      CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet on Form S-6.
The Cross-Reference Sheet.
The Prospectus consisting of     pages.
Signatures.
Consent of Independent Auditors.
Consent of Counsel (included in Exhibit 99.3.1).
Consent of New Jersey Counsel (included in Exhibit 99.3.2).
Consent of Pennsylvania Counsel (included in Exhibit 99.3.3).
Consents of the Evaluator and Confirmation of Ratings of Standard & Poor's
  Corporation (included in Exhibit 99.5.1).

The following exhibits:

99.1.1    --   Reference Trust Agreements including certain Amendments to the
               Trust Indenture and Agreement referred to under Exhibit 1.1.1 below (filed as Exhibit 1.1 to Amendment No. 1 to Form S-6
               Registration Statement Nos. 33-28702, 33-35080, 33-36215 and
               33-37297 of Insured Municipal Securities Trust, 48th Discount
               Series & Series 21, 50th Discount Series, New Jersey Navigator
               Insured Series 1 & Pennsylvania Navigator Insured Series 1,
               Series 25 & New York Navigator Insured Series 4, and New York
               Navigator Insured Series 5 & New Jersey Navigator Insured
               Series 2, respectively, on September 7, 1989, July 26, 1990,
               September 13, 1990 and October 25, 1990, respectively, and incorporated herein by reference).

99.1.1.1  --   Trust Indenture and Agreement for Insured Municipal Securities
               Trust, 47th Discount Series and Series 20 (and Subsequent
               Series) (filed as Exhibit 1.1.1 to Amendment No. 1 to Form S-6
               Registration Statement No. 33-28384 of Insured Municipal
               Securities Trust, 47th Discount Series and Series 20 on
               June 16, 1989 and incorporated herein by reference).


99.1.3.4  --   Certificate of Formation and Agreement among Limited Partners, as amended, of Reich & Tang Distributors L.P. (filed as Exhibit
               99.1.3.4 to Post-Effective Amendment No. 10 to Form S-6
               Registration Statements Nos. 2-98914, 33-00376, 33-00856 and
               33-01869 of Municipal Securities Trust, Series 28, 39th
               Discount Series, Series 29 & 40th Discount Series and Series 30
               & 41st Discount Series, respectively, on October 31, 1995 and incorporated herein by reference).


99.1.3.6  --   Certificate of Incorporation of Gruntal & Co., Incorporated, as
               amended (filed as Exhibit 1.3.6 to Amendment No. 1 to Form S-6
               Registration Statement No. 33-28384 of Insured Municipal
               Securities Trust, 47th Discount Series and Series 20 on
               June 16, 1989 and incorporated herein by reference).

99.1.3.7  --   By-Laws of Gruntal & Co., Incorporated, as amended (filed as
               Exhibit 1.3.7 to Amendment No. 1 to Form S-6 Registration
               Statement No. 33-28384 of Insured Municipal Securities Trust,

                                    II-1
1377.1

               47th Discount Series and Series 20 on June 16, 1989 and incorporated herein by reference).

99.1.4    --   Form of Agreement Among Underwriters (filed as Exhibit 1.4 to
               Amendment No. 1 to Form S-6 Registration Statement No. 33-28384 of Insured Municipal Securities Trust, 47th Discount Series and
               Series 20 on June 16, 1989 and incorporated herein by reference).

99.1.5    --   Form of Insurance Policy of Financial Guaranty Insurance
               Company for Sponsor-Insured Bonds (filed as Exhibit 1.5 to
               Amendment No. 1 to Registration Statement No. 2-95261 of
               Insured Municipal Securities Trust, 7th Discount Series on
               February 7, 1985 and incorporated herein by reference).

99.1.5.1  --   Form of Insurance Policy of Bond Investors Guaranty for
               Sponsor-Insured Bonds (filed as Exhibit 1.5.1 to Amendment
               No. 1 to Form S-6 Registration Statement No. 33-08700 of
               Insured Municipal Securities Trust, 24th Discount Series on
               October 2, 1986 and incorporated herein by reference).

99.1.5.2  --   Form of Insurance Policy of Municipal Bond Investors Assurance
               Corporation (filed as Exhibit 1.5.2 to Amendment No. 2 to
               Form S-6 Registration Statement No. 33-29467 of Insured
               Municipal Securities Trust, Series 22 and New York Navigator
               Insured Series 1 on January 18, 1990 and incorporated herein by reference).

99.2.1    --   Form of Certificate (filed as Exhibit 2.1 to Amendment No. 1 to
               Form S-6 Registration Statement No. 33-28384 of Insured
               Municipal Securities Trust, 47th Discount Series and Series 20 on June 16, 1989 and incorporated herein by reference).


99.3.1    --   Opinion of Battle Fowler LLP as to the legality of the
               securities being registered, including their consent to the filing thereof and to the use of their name under the headings
               "Tax Status" and "Legal Opinions" in the Prospectus, and to the filing of their opinion regarding tax status of the Trust
               (filed as Exhibit 3.1 to Amendment No. 1 to Form S-6
               Registration Statement Nos. 33-28702, 33-35080, 33-36215 and
               33-37297 of Insured Municipal Securities Trust, 48th Discount
               Series & Series 21, 50th Discount Series, New Jersey Navigator
               Insured Series 1 & Pennsylvania Navigator Insured Series 1,
               Series 25 & New York Navigator Insured Series 4, and New York
               Navigator Insured Series 5 & New Jersey Navigator Insured
               Series 2, respectively, on September 7, 1989, July 29, 1990,
               September 13, 1990 and October 25, 1990, respectively, and incorporated herein by reference).


99.3.2    --   Opinion of Freeman, Zeller & Bryant, Special New Jersey Counsel
               including their consent to the filing thereof and to the use of their name in the Prospectus (filed as Exhibit 3.2 to Post-
               Effective Amendment No. 2 to Form S-6 Registration Statements
               Nos. 33-35080 and 33-37297 of Insured Municipal Securities
               Trust, 50th Discount Series, New Jersey Navigator Insured
               Series 1 & Pennsylvania Navigator Insured Series 1 and New York
               Navigator Insured Series 5 & New Jersey Navigator Insured
               Series 2, respectively, on October 30, 1992 and incorporated herein by reference).

99.3.3    --   Opinion of Saul, Ewing, Remick & Saul, Special Pennsylvania
               Counsel including their consent to the filing thereof and to

                                    II-2
1377.1
               the use of their name in the Prospectus (filed as Exhibit
               99.3.3 to Post-Effective Amendment No. 4 to Form S-6 Registration Statement No. 33-35080 of Insured Municipal Securities Trust, 50th Discount Series, New Jersey Navigator Insured Series 1 and Pennsylvania Navigator Insured Series 1 on October 28, 1994 and incorporated herein by reference).


*99.5.1   --   Consents of the Evaluator and Confirmation of Ratings of
               Standard & Poor's Corporation.


99.6.0    --   Power of Attorney of Reich & Tang Distributors L.P., the
               Depositor, by its Officers and a majority of its Directors
               (filed as Exhibit 99.6.0 to Post-Effective Amendment No. 10 to
               Form S-6 Registration Statements Nos. 2-98914, 33-00376, 33-
               00856 and 33-01869 of Municipal Securities Trust, Series 28,
               39th Discount Series, Series 29 & 40th Discount Series and
               Series 30 & 41st Discount Series, respectively, on October 31,
               1995 and incorporated herein by reference).


99.6.1    --   Power of Attorney of Gruntal & Co., Incorporated, by its
               officers and a majority of its Directors (filed as Exhibit 6.1 to Form S-6 Registration Statement No. 33-36316 on August 10,
               1990 and incorporated herein by reference).

99.7.0    --   Form of Agreement Among Co-Sponsors (filed as Exhibit 7.0 to
               Amendment No. 1 to Form S-6 Registration Statement No. 33-28384 of Insured Municipal Securities Trust, 47th Discount Series and
               Series 20 on June 16, 1989 and incorporated herein by reference).

*27       --   Financial Data Schedule(s) (for EDGAR filing only).
--------
*         Being filed by this Amendment.


                                    II-3
1377.1

                                  SIGNATURES


            Pursuant to the requirements of the Securities Act of 1933, the registrants, Insured Municipal Securities Trust, 48th Discount Series &
Series 21, 50th Discount Series, New Jersey Navigator Insured Series 1 & Pennsylvania Navigator Insured Series 1, Series 25 & New York Navigator Insured Series 4, and New York Navigator Insured Series 5 & New Jersey Navigator Insured Series 2 certify that they have met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statements pursuant to Rule 485(b) under the Securities Act of 1933. The registrants have duly caused this Post-Effective Amendment to the Registration Statements to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of October, 1995.


            INSURED MUNICIPAL SECURITIES TRUST,
            48TH DISCOUNT SERIES & SERIES 21,
            50TH DISCOUNT SERIES, NEW JERSEY
            NAVIGATOR INSURED SERIES 1 & PENNSYLVANIA
            NAVIGATOR INSURED SERIES 1, SERIES 25 &
            NEW YORK NAVIGATOR INSURED SERIES 4, AND
            NEW YORK NAVIGATOR INSURED SERIES 5 &
            NEW JERSEY NAVIGATOR INSURED SERIES 2
                  (Registrants)


            REICH & TANG DISTRIBUTORS L.P.
                  (Depositor)

            By:   Reich & Tang Asset Management, Inc.,
                  as general partner


            By:   /s/ LORRAINE C. HYLSLER
                  LORRAINE C. HYLSLER
                  (Authorized Signatory)

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons who constitute the principal officers and a majority of the directors of Reich & Tang Asset Management, Inc., the general partner of Reich & Tang Distributors L.P., the Depositor, in the capacities and on the dates indicated.


Name                   Title                                Date


PETER S. VOSS          President, Chief Executive   )
                       Officer and Director         )
G. NEAL RYLAND         Executive Vice President,    )  October 27, 1995
                       Treasurer and Chief          )
                       Financial Officer            )
EDWARD N. WADSWORTH    Clerk                        )By: /s/ LORRAINE C. HYLSLER
RICHARD E. SMITH III   Director                     )    LORRAINE C. HYLSLER
STEVEN W. DUFF         Director                     )    Attorny-in-Fact*
BERNADETTE N. FINN     Vice President               )
LORRAINE C. HYLSLER    Secretary                    )
RICHARD DE SANCTIS     Vice President and Treasurer )
---------------

* An executed power of attorney was filed as Exhibit 99.6.0 to Post-Effective Amendment No. 10 to Form S-6 Registration Statements Nos. 2-98914, 33-00376, 33-00856 and 33-01869 of Municipal Securities Trust,
      Series 28, 39th Discount Series, Series 29 & 40th Discount Series and Series 30 & 41st Discount Series, respectively, on October 31, 1995.


                                    II-4
1377.1

                                  SIGNATURES


            Pursuant to the requirements of the Securities Act of 1933, the registrants, Insured Municipal Securities Trust, 48th Discount Series & Series 21, 50th Discount Series, New Jersey Navigator Insured Series 1 & Pennsylvania Navigator Insured Series 1, Series 25 & New York Navigator Insured Series 4, and New York Navigator Insured Series 5 & New Jersey Navigator Insured
Series 2 certify that they have met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933. The registrants have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of October, 1995.


                  INSURED MUNICIPAL SECURITIES TRUST,
                  48TH DISCOUNT SERIES & SERIES 21,
                  50TH DISCOUNT SERIES, NEW JERSEY
                  NAVIGATOR INSURED SERIES 1 & PENNSYLVANIA
                  NAVIGATOR INSURED SERIES 1, SERIES 25 &
                  NEW YORK NAVIGATOR INSURED SERIES 4, AND
                  NEW YORK NAVIGATOR INSURED SERIES 5 &
                  NEW JERSEY NAVIGATOR INSURED SERIES 2
                        (Registrants)

                  GRUNTAL & CO., INCORPORATED
                        (Depositor)


                  By:   /s/ ROBERT SABLOWSKY
                        ROBERT SABLOWSKY
                        (Authorized Signatory)

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons, who constitute the principal officers and a majority of the directors of Gruntal & Co., Incorporated, the Depositor, in the capacities and on the dates indicated.

Name                   Title                       Date


HOWARD SILVERMAN       Chief Executive Officer and )
                       Director                    ) October 27, 1995
EDWARD E. BAO          Executive Vice President    )
                       and Director                )
BARRY RICHTER          Executive Vice President    )
                       and Director                ) By: /s/ ROBERT SABLOWSKY
ROBERT SABLOWSKY       Executive Vice President    )     ROBERT SABLOWSKY
                       and Director                )     Attorney-in-Fact*
LIONEL G. HEST         Senior Executive and        )
                       Director                    )


---------------

* An executed copy of the power of attorney was filed as Exhibit 6.1 to Registration Statement No. 33-36316 on August 10, 1990.


                                    II-5
1377.1

CONSENT OF INDEPENDENT AUDITORS



We consent to the use in these Post-Effective Amendments to the Registration Statements of our reports on the financial statements of Insured Municipal Securities Trust, Series 21; Insured Municipal Securities Trust, Series 25; Insured Municipal Securities Trust, 48th Discount Series; Insured Municipal Securities Trust, 50th Discount Series; Insured Municipal Securities Trust, New Jersey Navigator Insured Series 1; Insured Municipal Securities Trust, New Jersey Navigator Insured Series 2; Insured Municipal Securities Trust, New York Navigator Insured Series 4; Insured Municipal Securities Trust, New York Navigator Insured Series 5; and Insured Municipal Securities Trust, Pennsylvania Navigator Insured Series 1 included herein and to the reference to our firm under the heading "Independent Auditors" in the Prospectus which is part of this Registration Statement.





    KPMG Peat Marwick LLP


New York, New York
October 19, 1995




                                    II-6
1377.1

                                 EXHIBIT INDEX

Exhibit     Description                                               Page No.


99.1.1 Reference Trust Agreements including certain Amendments to the Trust Indenture and Agreement referred to under Exhibit 1.1.1 below (filed as Ex-hibit 1.1 to Amendment No. 1 to Form S-6 Registration Statement Nos. 33-28702, 33-35080, 33-36215 and 33-
            37297 of Insured Municipal Securities Trust, 48th Discount Series & Series 21, 50th Discount Series, New Jersey Navigator Insured Series 1 & Pennsylvania Navigator Insured Series 1, Series 25 & New York Navigator Insured Series 4, and New York Navigator Insured Series 5 & New Jersey Navigator Insured
            Series 2, respectively, on September 7, 1989, July 26, 1990, September 13, 1990 and October 25, 1990,
            respectively, and incorporated herein by reference).

99.1.1.1 Trust Indenture and Agreement for Insured Municipal Securities Trust, 47th Discount Series and Series 20 (and Subsequent Series) (filed as Exhibit 1.1.1 to Amendment No. 1 to Form S-6 Registration Statement No. 33-28702 of Insured Municipal Securities Trust, 47th Discount Series and Series 20 on June 16, 1989 and incorporated herein by reference).


99.1.3.4 Certificate of Formation and Agreement among Limited Partners, as amended, of Reich & Tang Distributors L.P. (filed as Exhibit 99.1.3.4 to Post-Effective Amendment No. 10 to Form S-6 Registration Statements Nos. 2-98914, 33-00376, 33-00856 and 33-01869 of
            Municipal Securities Trust, Series 28, 39th Discount Series, Series 29 & 40th Discount Series and Series 30 & 41st Discount Series, respectively, on October 31, 1995 and incorporated herein by reference).


99.1.3.6 Certificate of Incorporation of Gruntal & Co., Incorporated, as amended (filed as Exhibit 1.3.6 to Amendment No. 1 to Form S-6 Registration Statement No. 33-28384 of Insured Municipal Securities Trust, 47th Discount Series and Series 20 on June 16, 1989 and incorporated herein by reference).

99.1.3.7 By-Laws of Gruntal & Co., Incorporated, as amended (filed as Exhibit 1.3.7 to Amendment No. 1 to Form S-6 Registration Statement No. 33-28384 of Insured Municipal Securities Trust, 47th Discount Series and Series 20 on June 16, 1989 and incorporated herein by reference).

99.1.4      Form of Agreement Among Underwriters (filed as Exhibit
            1.4 to Amendment No. 1 to Form S-6 Registration
            Statement No. 33-28384 of Insured Municipal Securities Trust, 47th Discount Series and Series 20 on June 16,
            1989 and incorporated herein by reference).

99.1.5      Form of Insurance Policy of Financial Guaranty
            Insurance Company for Sponsor-Insured Bonds (filed as
            Exhibit 1.5 to Amendment No. 1 to Registration
            Statement No. 2-95261 of Insured Municipal Securities

                                    -1-
1377.1

Exhibit     Description                                               Page No.

            Trust, 7th Discount Series on February 7, 1985 and incorporated herein by reference).

99.1.5.1 Form of Insurance Policy of Bond Investors Guaranty for Sponsor-Insured Bonds (filed as Exhibit 1.5.1 to Amendment No. 1 to Form S-6 Registration Statement No. 33-08700 of Insured Municipal Securities Trust, 24th Discount Series on October 2, 1986 and incorporated herein by reference).

99.1.5.2 Form of Insurance Policy of Municipal Bond Investors Assurance Corporation (filed as Exhibit 1.5.2 to Amendment No. 2 to Form S-6 Registration Statement No. 33-29467 of Insured Municipal Securities Trust, Series 22 and New York Navigator Insured Series 1 on January 18, 1990 and incorporated herein by reference).

99.2.1 Form of Certificate (filed as Exhibit 2.1 to Amendment No. 1 to Form S-6 Registration Statement No. 33-28384 of Insured Municipal Securities Trust, 47th Discount Series and Series 20 on June 16, 1989 and incorporated herein by reference).


99.3.1 Opinion of Battle Fowler LLP as to the legality of the securities being registered, including their consent to the filing thereof and to the use of their name under the headings "Tax Status" and "Legal Opinions" in the Prospectus, and to the filing of their opinion regarding tax status of the Trust (filed as Ex-hibit 3.1 to Amendment No. 1 to Form S-6 Registration Statement Nos. 33-28702, 33-35080, 33-36215 and
            33-37297 of Insured Municipal Securities Trust, 48th Discount Series & Series 21, 50th Discount Series, Pennsylvania Navigator Insured Series 1 & New Jersey Navigator Insured Series 1, Series 25 & New York Navigator Insured Series 4, and New York Navigator Insured Series 5 & New Jersey Navigator Insured
            Series 2, respectively, on September 7, 1989, July 29, 1990, September 13, 1990 and October 25, 1990,
            respectively, and incorporated herein by reference).


99.3.2 Opinion of Freeman, Zeller & Bryant, Special New Jersey Counsel including their consent to the filing thereof and to the use of their name in the Prospectus (filed as Exhibit 3.2 to Post-Effective Amendment
            No. 2 to Form S-6 Registration Statements Nos. 33-35080 and 33-37297 of Insured Municipal Securities Trust, 50th Discount Series, New Jersey Navigator Insured Series 1 & Pennsylvania Navigator Insured Series 1 and New York Navigator Insured Series 5 & New Jersey Navigator Insured Series 2, respectively, on October 30, 1992 and incorporated herein by reference).


99.3.3 Opinion of Saul, Ewing, Remick & Saul, Special Pennsylvania Counsel including their consent to the filing thereof and to the use of their name in the Prospectus (filed as Exhibit 99.3.3 to Post-Effective Amendment No. 4 to Form S-6 Registration Statement No.


                                    -2-
1377.1

Exhibit     Description                                               Page No.


            33-35080 of Insured Municipal Securities Trust, 50th
            Discount Series, New Jersey Navigator Insured Series 1 and Pennsylvania Navigator Insured Series 1 on October 28, 1994 and incorporated herein by reference).


99.5.1      Consents of the Evaluator and Confirmation of Ratings
            of Standard & Poor's Corporation......................


99.6.0 Power of Attorney of Reich & Tang Distributors L.P., the Depositor, by its Officers and a majority of its Directors (filed as Exhibit 99.6.0 to Post-Effective Amendment No. 10 to Form S-6 Registration Statements Nos. 2-98914, 33-00376, 33-00856 and 33-01869 of
            Municipal Securities Trust, Series 28, 39th Discount Series, Series 29 & 40th Discount Series and Series 30 & 41st Discount Series, respectively, on October 31, 1995 and incorporated herein by reference).


99.6.1 Power of Attorney of Gruntal & Co., Incorporated, by its officers and a majority of its Directors (filed as Exhibit 6.1 to Form S-6 Registration Statement No. 33-36316 on August 10, 1990 and incorporated herein by reference).

99.7.0      Form of Agreement Among Co-Sponsors (filed as Exhibit
            7.0 to Amendment No. 1 to Form S-6 Registration
            Statement No. 33-28384 of Insured Municipal Securities Trust, 47th Discount Series and Series 20 on June 16,
            1989 and incorporated herein by reference).

27          Financial Data Schedule(s) (for EDGAR filing only)...

                                    -3-
1377.1